UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Bond Fund*

Virtus CA Tax-Exempt Bond Fund*

Virtus Essential Resources Fund

Virtus High Yield Fund

Virtus Low Volatility Equity Fund

Virtus Multi-Sector Intermediate Bond Fund*

Virtus Senior Floating Rate Fund*

Virtus Wealth Masters Fund

March 31, 2015 TRUST NAME: VIRTUS OPPORTUNITIES TRUST * Prospectus supplements applicable to these Funds appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report, which reviews the performance of your fund, including comments from the fund manager, for the six months ended March 31, 2015.

The past six months were generally strong for U.S. equities, although market volatility increased, driven by falling oil prices, geopolitical risks, and a slowdown in growth outside the U.S. While the leading economies of Europe, Japan, and China weakened, the U.S. economy accelerated and the dollar rallied strongly. Broad U.S. equity indexes registered gains for the six months ended March 31, 2015. The S&P 500® Index returned 5.93%, the Dow Jones Industrial AverageSM rose 5.55%, and the NASDAQ Composite Index® was up 9.70%. By comparison, international equities generally underperformed in the fourth quarter of 2014, but rallied strongly in the first quarter of this year, particularly for developed markets.

Even though the U.S. economy continues to expand, the Federal Reserve has promised to maintain low interest rates, at least until the middle of 2015. Against this backdrop, U.S. Treasuries remain an attractive “safe haven” among global investors. Steady demand pushed the yield on the bellwether 10-year U.S. Treasury to 1.94% on March 31, 2015 from 2.52% on September 30, 2014. The low interest rate environment was generally favorable for the fixed income market. The Barclays U.S. Aggregate Bond Index, which concentrates on investment-grade debt securities, rose 3.43% for the six months ended March 31, 2015. By comparison, non-investment grade debt was negatively impacted by the ongoing stock market volatility and declining oil prices.

The uncertain state of the global economy is likely to remain a concern for the markets in the months ahead, and interventions by the world’s central banks will be watched with great interest. However, the health of the U.S. economy – including improved hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2015

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than performance shown above.

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Bond Fund
Actual
Class A	$1,000.00	$1,009.50	0.85%	$4.26
Class B	1,000.00	1,006.10	1.60	8.00
Class C	1,000.00	1,005.10	1.60	8.00
Class I	1,000.00	1,011.50	0.60	3.01
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.29
Class B	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,016.85	1.60	8.08
Class I	1,000.00	1,021.90	0.60	3.03
CA Tax Exempt Bond Fund
Actual
Class A	$1,000.00	$1,024.90	0.85%	$4.29
Class I	1,000.00	1,025.40	0.60	3.03
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.29
Class I	1,000.00	1,021.90	0.60	3.03
Essential Resources Fund
Actual**
Class A	$1,000.00	$979.00	1.65%	$0.27
Class C	1,000.00	979.00	2.40	0.39
Class I	1,000.00	979.00	1.40	0.23
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.60	1.65	8.33
Class C	1,000.00	1,012.82	2.40	12.12
Class I	1,000.00	1,017.86	1.40	7.07
High Yield Fund
Actual
Class A	$1,000.00	$1,002.80	1.15%	$5.74
Class B	1,000.00	999.20	1.90	9.47
Class C	1,000.00	1,001.50	1.90	9.48
Class I	1,000.00	1,004.00	0.90	4.50
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.13	1.15	5.81
Class B	1,000.00	1,015.34	1.90	9.59
Class C	1,000.00	1,015.34	1.90	9.59
Class I	1,000.00	1,020.39	0.90	4.54
Low Volatility Equity Fund
Actual
Class A	$1,000.00	$1,008.60	1.55%	$7.76
Class C	1,000.00	1,004.00	2.30	11.49
Class I	1,000.00	1,010.00	1.30	6.51
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.11	1.55	7.83
Class C	1,000.00	1,013.32	2.30	11.61
Class I	1,000.00	1,018.37	1.30	6.56

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

Expense Table
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Multi-Sector Intermediate Bond Fund
Actual
Class A	$1,000.00	$991.50	1.09%	$5.41
Class B	1,000.00	987.80	1.82	9.02
Class C	1,000.00	987.90	1.84	9.12
Class R6‡	1,000.00	989.90	0.79	2.97
Class I	1,000.00	991.80	0.84	4.17
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.43	1.09	5.50
Class B	1,000.00	1,015.74	1.82	9.19
Class C	1,000.00	1,015.64	1.84	9.29
Class R6	1,000.00	1,020.94	0.79	3.99
Class I	1,000.00	1,020.69	0.84	4.24
Senior Floating Rate Fund
Actual
Class A	$1,000.00	$1,014.00	1.20%	$6.03
Class C	1,000.00	1,011.30	1.95	9.78
Class I	1,000.00	1,015.30	0.95	4.77
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.87	1.20	6.06
Class C	1,000.00	1,015.09	1.95	9.84
Class I	1,000.00	1,020.14	0.95	4.80
Wealth Masters Fund
Actual
Class A	$1,000.00	$1,067.70	1.45%	$7.47
Class C	1,000.00	1,063.90	2.20	11.32
Class I	1,000.00	1,069.00	1.20	6.19
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.61	1.45	7.32
Class C	1,000.00	1,013.82	2.20	11.11
Class I	1,000.00	1,018.87	1.20	6.06
*	Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (6) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

‡	Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (138) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year, period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS

MARCH 31, 2015 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

A Fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

When-issued and Forward Commitments (Delayed Delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2015 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Bond Fund

Corporate Bonds and Notes		54%
Financials	22%
Consumer Discretionary	8
Energy	5
All other Corporate Bonds and Notes	19
Mortgage-Backed Securities		20
Loan Agreements		6
Asset-Backed Securities		6
Other (includes short-term investments)		14

Total		100%

CA Tax-Exempt Bond Fund

Tax-Exempt Municipal Bonds		100%
General Revenue	25%
General Obligation	17
Pre-Refunded	16
Water & Sewer Revenue	9
Transportation Revenue	9
Medical Revenue	7
Power Revenue	7
Other	10

Total		100%

Essential Resources Fund

Industrials	37%
Consumer Staples	13
Utilities	12
Information Technology	10
Materials	10
Consumer Discretionary	7
Financials	6
Other (includes short-term investments)	5

Total	100%

High Yield Fund

Corporate Bonds and Notes		81%
Consumer Discretionary	19%
Financials	13
Energy	10
Health Care	9
Materials	8
Industrials	8
All other Corporate Bonds and Notes	14
Loan Agreements		10
Other (includes short-term investments)		9

Total		100%

Low Volatility Equity Fund

Exchange Traded Funds	99%
Other (includes short-term investments)	1

Total	100%

Multi-Sector Intermediate Bond Fund

Corporate Bonds and Notes		60%
Financials	18%
Energy	10
Consumer Discretionary	8
Materials	6
All other Corporate Bonds and Notes	18
Mortgage-Backed Securities		11
Loan Agreements		11
Foreign Government Securities		6
Other (includes short-term investments)		12

Total		100%

Senior Floating Rate Fund

Loan Agreements		94%
Consumer Discretionary	28%
Health Care	14
Industrials	12
Information Technology	12
Materials	7
Financials	6
All other Loan Agreements	15
Corporate Bonds and Notes		6

Total		100%

Wealth Masters Fund

Consumer Discretionary	33%
Financials	17
Information Technology	12
Industrials	10
Energy	6
Materials	5
Other (includes short-term investments and securities lending collateral)	17

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—4.7%
U.S. Treasury Note
1.000%, 3/15/18	$320		$321
2.250%, 11/15/24	2,130		2,190
2.000%, 2/15/25	1,145		1,152
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,702)			3,663

MUNICIPAL BONDS—1.4%

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255		262

Michigan—0.1%
City of Flat Rock Finance Authority Series A, Taxable 6.750%, 10/1/16	35		36

Texas—1.0%
University of Texas System (The) Series B, Taxable 5.000%, 8/15/25	600		761
TOTAL MUNICIPAL BONDS (Identified Cost $1,056)			1,059

FOREIGN GOVERNMENT SECURITIES—2.0%
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	270		279
Mongolia 144A 5.125%, 12/5/22(3)	200		170
Republic of Chile 5.500%, 8/5/20	84,000	CLP	143
Republic of Colombia 4.375%, 3/21/23	490,000	COP	171
Republic of El Salvador 144A 6.375%, 1/18/27(3)	155		156
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	1,745,000	IDR	139
Series FR63, 5.625%, 5/15/23	1,478,000	IDR	101
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	200		173
Republic of Romania 144A 4.875%, 1/22/24(3)	210		233
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,779)			1,565

MORTGAGE-BACKED SECURITIES—20.1%

Agency—7.6%
FHLMC
7.000%, 4/1/16	1		1
5.000%, 12/1/35	40		45
FNMA
6.500%, 6/1/16	11		11
6.000%, 7/1/17	9		10
5.500%, 9/1/17	18		20
5.000%, 4/1/20	92		98

	PAR VALUE		VALUE
Agency—continued
5.000%, 8/1/21	$32		$34
6.000%, 5/1/29	40		46
6.500%, 5/1/30	2		2
7.000%, 7/1/31	21		22
5.500%, 4/1/36	69		79
5.500%, 9/1/36	234		265
6.000%, 9/1/37	27		32
6.000%, 1/1/38	56		65
6.000%, 2/1/38	49		57
6.000%, 3/1/38	214		245
6.000%, 7/1/38	657		758
6.000%, 8/1/38	93		106
6.000%, 8/1/38	283		327
6.000%, 8/1/38	388		447
6.000%, 8/1/38	24		27
5.000%, 6/1/39	798		896
5.000%, 9/1/39	212		239
5.500%, 9/1/39	398		450
4.500%, 9/1/40	311		345
3.500%, 12/1/42	338		355
3.000%, 3/1/43	550		563
3.000%, 5/1/43	171		175
4.000%, 9/1/44	184		196
GNMA
8.500%, 11/15/22	—	(5)	—	(5)
6.500%, 9/15/28	52		60

			5,976

Non-Agency—12.5%
A-10 Securitization LLC
13-1, B 144A 4.120%, 11/15/25(3)	260		260
14-1, A1 144A 1.720%, 4/15/33(3)	250		249
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 6.024%, 6/25/33(2)	130		127
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	205		216
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.231%, 7/10/43(2)	440		441
Banc of America Funding Trust
04-B, 2A1 2.564%, 11/20/34(2)	110		109
05-1, 1A1 5.500%, 2/25/35	133		135
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	126		128
Bank of America (Merrill Lynch-Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.496%, 5/25/34(2)	339		338
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	384		392
Citigroup Commercial Mortgage Trust 07-6, A4 5.703%, 12/10/49(2)	350		379

	PAR VALUE	VALUE
Non-Agency—continued
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.796%, 8/10/45(2)	$854	$922
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	145	153
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(2)	385	405
07-T28, A3 5.793%, 9/11/42	518	517
07- PW15, AM 5.363%, 2/11/44	250	259
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	226	233
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	400	435
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	162	170
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.364%, 9/25/34(2)	298	300
Morgan Stanley Capital I Trust
07-T27, A4 5.650%, 6/11/42(2)	565	612
05-IQ10, A4B 5.270%, 9/15/42(2)	855	867
08-T29, A4 6.270%, 1/11/43(2)	583	648
07-IQ14, AM 5.649%, 4/15/49(2)	190	199
07-IQ14, A4 5.686%, 4/15/49(2)	300	322
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	210	212
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	83	86
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	180	187
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/25	300	309
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(2)(3)	126	131

		9,741
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,248)		15,717

ASSET-BACKED SECURITIES—5.6%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	195	208
15-SFR1, A 144A 3.467%, 4/17/45(3)	225	228

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Avis Budget Rental Car Funding LLC (AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	$375	$378
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates 05-1 AF5A 5.290%, 7/25/35(2)	317	315
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	292	291
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	234	238
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	149	150
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	133	135
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	177	181
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	77	79
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	513
13-1, D 2.270%, 1/15/19	215	215
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	159	159
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(3)	82	83
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(3)	186	186
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	238	238
14-3A, A 144A 3.270%, 11/21/39(3)	184	187
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	215	217
Vericrest Opportunity Loan Trust 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	294	294
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	90	90
TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,324)		4,385

CORPORATE BONDS AND NOTES—53.3%

Consumer Discretionary—8.1%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	135	140
Boyd Gaming Corp. 9.000%, 7/1/20	200	216

	PAR VALUE	VALUE
Consumer Discretionary—continued
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(6)	$100	$74
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	70	54
CCO Holdings LLC
5.250%, 3/15/21	75	77
5.250%, 9/30/22	80	82
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	45	45
144A 5.125%, 12/15/21(3)	110	111
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	185
Cleopatra Finance Ltd. 144A 6.250%, 2/15/22(3)	200	196
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	211
Family Tree Escrow LLC
144A 5.250%, 3/1/20(3)	30	32
144A 5.750%, 3/1/23(3)	65	69
Intelsat Jackson Holdings SA 5.500%, 8/1/23	185	175
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	210	217
Jaguar Land Rover Automotive plc 144A 4.250%, 11/15/19(3)	200	206
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	279
Lear Corp. 5.250%, 1/15/25	150	154
Meritor, Inc. 6.750%, 6/15/21	170	177
MGM Resorts International 6.000%, 3/15/23	170	176
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	75	80
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	145	156
Netflix, Inc. 144A 5.500%, 2/15/22(3)	95	98
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	15	15
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	203
Penn National Gaming, Inc. 5.875%, 11/1/21	110	110
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	175	187
Priceline Group Inc/The 3.650%, 3/15/25	195	198
QVC, Inc. 4.375%, 3/15/23	265	270
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	75	77

	PAR VALUE	VALUE
Consumer Discretionary—continued
Scientific Games International, Inc.
144A 6.625%, 5/15/21(3)	$160	$119
144A 7.000%, 1/1/22(3)	120	123
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	65	66
Signet UK Finance plc 4.700%, 6/15/24	210	216
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	235	243
Station Casinos LLC 7.500%, 3/1/21	230	246
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	110	109
Tenneco, Inc. 5.375%, 12/15/24	60	63
Toll Brothers Finance Corp.
4.000%, 12/31/18	40	41
6.750%, 11/1/19	220	250
TRI Pointe Holdings, Inc. 144A 5.875%, 6/15/24(3)	155	152
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(7)(8)	3	3
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	160	179
Wyndham Worldwide Corp. 5.625%, 3/1/21	235	265

		6,345

Consumer Staples—1.1%
Flowers Foods, Inc. 4.375%, 4/1/22	275	294
Ingles Markets, Inc. 5.750%, 6/15/23	170	177
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	60	61
Reynolds American, Inc. 3.250%, 11/1/22	295	294
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	40	41

		867

Energy—4.9%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	80	79
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	155	160
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	160
CONSOL Energy, Inc. 5.875%, 4/15/22	105	96
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	245	307
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	90	87

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
FTS International, Inc. 144A 6.250%, 5/1/22(3)	$60		$44
Halcon Resources Corp. 8.875%, 5/15/21	115		81
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	115		119
Laredo Petroleum, Inc. 6.250%, 3/15/23	30		30
Linn Energy LLC 6.500%, 9/15/21	95		74
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	340		349
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	165		156
Newfield Exploration Co. 5.375%, 1/1/26	150		152
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	155		153
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(11)	145		115
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	200		133
Petroleos Mexicanos
3.500%, 1/30/23	355		347
4.875%, 1/18/24	65		69
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	220		126
Rosetta Resources, Inc. 5.875%, 6/1/24	160		150
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140		145
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	65		67
Weatherford International Ltd. 4.500%, 4/15/22	310		283
Williams Cos., Inc. (The)
3.700%, 1/15/23	200		185
4.550%, 6/24/24	170		166

			3,833

Financials—20.6%
Aircastle Ltd.
4.625%, 12/15/18	10		10
6.250%, 12/1/19	225		248
5.125%, 3/15/21	95		100
Akbank TAS 144A 7.500%, 2/5/18(3)	375	TRY	132
Allstate Corp. (The) 5.750%, 8/15/53(2)	310		338
Ally Financial, Inc.
4.125%, 3/30/20	105		105
4.125%, 2/13/22	80		78
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190		195

	PAR VALUE	VALUE
Financials—continued
Ares Capital Corp. 3.875%, 1/15/20	$155	$158
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	270	266
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	240	261
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275	278
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160	158
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	300	324
Banco Santander Chile 144A 3.875%, 9/20/22(3)	450	459
Bancolombia S.A. 5.125%, 9/11/22	260	262
Bank of America Corp. 5.625%, 7/1/20	235	271
Bank of Baroda 144A 4.875%, 7/23/19(3)	200	216
Bank of India 144A 3.250%, 4/18/18(3)	265	271
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250	275
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	210	187
Chubb Corp. (The) 6.375%, 3/29/67(2)	250	265
Citizens Financial Group, Inc. 144A 5.500%(3)(9)	90	90
Corporate Office Properties LP 3.600%, 5/15/23	265	257
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	130	133
Developers Diversified Realty Corp.
7.875%, 9/1/20	155	193
3.500%, 1/15/21	130	135
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290	247
Digital Realty Trust LP 5.250%, 3/15/21	165	184
Discover Financial Services, Inc. 3.950%, 11/6/24	190	196
E*Trade Financial Corp. 5.375%, 11/15/22	160	169
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	213
Excel Trust LP 4.625%, 5/15/24	85	89
First Cash Financial Services, Inc. 6.750%, 4/1/21	100	104
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235	273

	PAR VALUE	VALUE
Financials—continued
FS Investment Corp. 4.250%, 1/15/20	$165	$168
General Motors Financial Co., Inc. 4.750%, 8/15/17	175	185
Genworth Holdings, Inc. 4.900%, 8/15/23	320	275
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	155	159
5.375%, 11/1/23	5	5
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	584
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(9)(10)	310	330
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15	15
6.000%, 8/1/20	80	83
5.875%, 2/1/22	150	155
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	200	214
Intesa San Paolo S.p.A 3.125%, 1/15/16	215	218
iStar Financial, Inc. 5.000%, 7/1/19	90	90
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	197
Leucadia National Corp. 5.500%, 10/18/23	150	155
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	261
Lincoln National Corp. 4.200%, 3/15/22	250	270
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	18
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	244
Morgan Stanley
5.550%, 4/27/17	330	357
4.100%, 5/22/23	155	161
6.375%, 7/24/42	435	580
Series H, 5.450%, 12/29/49(2)	25	25
MPT Operating Partnership LP 5.500%, 5/1/24	55	59
Navient LLC 5.500%, 1/25/23	200	191
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	280
PKO Finance AB 144A 4.630%, 9/26/22(3)(11)	255	270
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	206
5.625%, 6/15/43(2)	280	297
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	159

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Sabra Health Care LP 5.500%, 2/1/21	$50	$53
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(12)	200	210
Select Income REIT 4.500%, 2/1/25	190	190
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	167
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	305	313
UBS AG 7.625%, 8/17/22	500	606
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	251
Voya Financial, Inc. 5.650%, 5/15/53(2)	280	294
Walter Investment Management Corp. 7.875%, 12/15/21	210	189
WP Carey, Inc. 4.600%, 4/1/24	160	166
XLIT Ltd. Series E, 6.500%, 12/29/49(2)	240	212
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	105	100

		16,102

Health Care—3.3%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	65	65
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(12)	35	36
Cardinal Health, Inc. 3.200%, 3/15/23	130	132
Catamaran Corp. 4.750%, 3/15/21	120	134
Community Health Systems, Inc.
5.125%, 8/1/21	45	47
6.875%, 2/1/22	25	27
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	120	107
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	160	177
HCA, Inc.
6.500%, 2/15/20	160	180
5.375%, 2/1/25	75	79
HealthSouth Corp. 5.750%, 11/1/24	150	157
IASIS Healthcare LLC 8.375%, 5/15/19	80	83
LifePoint Hospitals, Inc. 5.500%, 12/1/21	80	84
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	60	62

	PAR VALUE	VALUE
Health Care—continued
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	$115	$119
Owens & Minor, Inc. 3.875%, 9/15/21	35	37
Select Medical Corp. 6.375%, 6/1/21	205	204
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	160	162
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	80	81
4.500%, 4/1/21	160	157
8.125%, 4/1/22	220	243
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	25	27
144A 5.500%, 3/1/23(3)	50	51
VRX Escrow Corp.
144A 5.875%, 5/15/23(3)	60	62
144A 6.125%, 4/15/25(3)	30	31

		2,544

Industrials—4.7%
ADT Corp. (The) 6.250%, 10/15/21	260	278
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	160	170
Air Canada
144A 6.750%, 10/1/19(3)	260	278
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	93	97
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	155	153
144A 6.125%, 1/15/23(3)	160	152
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	150	151
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	75	76
Carpenter Technology Corp. 4.450%, 3/1/23	250	256
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	344	377
00-1, A1 8.048%, 11/1/20	414	468
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	298	322
Masco Corp.
5.950%, 3/15/22	145	163
4.450%, 4/1/25	55	57
Masonite International Corp. 144A 5.625%, 3/15/23(3)	30	31
Nortek, Inc. 8.500%, 4/15/21	105	113
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	171	186

	PAR VALUE	VALUE
Industrials—continued
Penske Truck Leasing Co. LP (Penske Truck Lease Finance Corp.) 144A 3.375%, 2/1/22(3)	$75	$75
Spirit AeroSystems, Inc. 5.250%, 3/15/22	45	47
TransDigm, Inc. 6.000%, 7/15/22	160	161
United Rentals North America, Inc. 5.500%, 7/15/25	75	77

		3,688

Information Technology—1.8%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270	284
First Data Corp.
144A 8.250%, 1/15/21(3)	45	49
11.750%, 8/15/21	338	392
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	120	113
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	120	121
KLA-Tencor Corp. 4.650%, 11/1/24	190	200
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	70	70
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	15	15
SunGard Data Systems, Inc. 6.625%, 11/1/19	115	119

		1,363

Materials—3.6%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	310	334
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	160	162
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	265	284
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	93
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	150	149
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	100	107
Hexion U.S. Finance Corp. 6.625%, 4/15/20	130	120
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	382
Methanex Corp. 4.250%, 12/1/24	190	192
NewMarket Corp. 4.100%, 12/15/22	288	299
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	140	150
Tronox Finance LLC 6.375%, 8/15/20	160	157

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—continued
United States Steel Corp. 6.875%, 4/1/21	$265	$262
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	115	117

		2,808

Telecommunication Services—3.0%
AT&T, Inc. 3.875%, 8/15/21	425	450
Cincinnati Bell, Inc. 8.375%, 10/15/20	210	225
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	215	224
Frontier Communications Corp. 6.250%, 9/15/21	185	186
Level 3 Financing, Inc. 7.000%, 6/1/20	160	172
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200	212
Telefonica Emisiones SAU 4.570%, 4/27/23	225	248
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	200
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	200	201
Windstream Corp. 7.750%, 10/15/20	200	206

		2,324

Utilities—2.2%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	270	274
AmeriGas Partners LP 7.000%, 5/20/22	140	151
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)	85	90
144A 7.625%, 11/1/24(3)	30	31
Electricite de France SA 144A 5.250%(2)(3)(9)(10)	280	292
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	222
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	250	267
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	90	89
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	217
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	60	62

		1,695
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $40,898)		41,569

	PAR VALUE	VALUE
CONVERTIBLE BONDS—0.4%
General Electric Capital Corp. Series A 7.125%, 12/15/49(2)	$290	$340
TOTAL CONVERTIBLE BONDS (Identified Cost $290)		340

LOAN AGREEMENTS(2)—6.4%

Consumer Discretionary—1.3%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	78
Caesars Entertainment Operating Co., Inc. Tranche B-7, 10.250%, 1/28/18(6)	50	46
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	61	54
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	109	106
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	37	37
Delta 2 (Lux) S.A.R.L. Second Lien, 7.750%, 7/29/22	78	78
Marina District Finance Co., Inc. 6.500%, 8/15/18	103	104
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	212	213
PetSmart, Inc. 5.000%, 3/11/22	21	21
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	98	98
TWCC Holding Corp. Second Lien, 0.000%, 6/26/20(15)	202	179
U.S. Farathane Corp. 6.750%, 12/23/21	79	80

		1,094

Consumer Staples—0.4%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	113	114
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	176	180
Rite Aid Corp. Tranche 1, Second Lien, 5.750%, 8/21/20	14	14

		308

Energy—0.8%
Arch Coal, Inc. 6.250%, 5/16/18	159	123
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	117	109

	PAR VALUE	VALUE
Energy—continued
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	$100	$84
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	159	117
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	84
Templar Energy LLC Second Lien, 8.500%, 11/25/20	156	107

		624

Financials—0.1%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	54	40
Capital Automotive LP Second Lien, 6.000%, 4/30/20	71	72

		112

Health Care—0.8%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	63	63
Second Lien, 11.000%, 1/2/19	96	97
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	110	111
MMM Holdings, Inc. 9.750%, 12/12/17	53	47
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	39	34
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	74	74
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	135	136
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	21	21
Second Lien, 8.500%, 11/3/21	63	63
Surgical Care Affiliates, Inc. 0.000%, 3/17/22(15)	14	14

		660

Industrials—0.8%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	25	25
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	188	188
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	107	108
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	7	7
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc.) Second Lien 8.250%, 1/25/21	120	119

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—continued
Navistar, Inc. Tranche B, 5.750%, 8/17/17	$149		$150

			597

Information Technology—1.4%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	109		109
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	83		83
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	253		259
Dell International LLC Tranche B, 4.500%, 4/29/20	155		156
Deltek, Inc. Second Lien, 10.000%, 10/10/19	12		12
Infinity Acquisition Ltd. 4.250%, 8/6/21	77		76
Kronos, Inc. Second Lien, 9.750%, 4/30/20	195		200
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	108		107
Riverbed Technologies, Inc. 0.000%, 2/25/22(15)	68		69

			1,071

Materials—0.7%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	278		252
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	110		110
INEOS U.S. Finance LLC 0.000%, 3/31/22(15)	9		9
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	151		141

			512

Utilities—0.0%
Atlantic Power LP 4.750%, 2/24/21	33		33
TOTAL LOAN AGREEMENTS (Identified Cost $5,244)			5,011

	SHARES

PREFERRED STOCKS—2.7%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(13)	201

Financials—2.4%
Citigroup, Inc. Series J, 7.125%(2)	8,000		221

	SHARES		VALUE
Financials—continued
Citigroup, Inc. Series N, 5.800%(2)	155	(13)	$156
General Electric Capital Corp. Series C, 5.25%(2)	300	(13)	308
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	115	(13)	118
JPMorgan Chase & Co. Series V, 5.000%(2)	315	(13)	309
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(13)	210
SunTrust Bank, Inc. 5.625%(2)	45	(13)	46
Wells Fargo & Co. Series K, 7.980%(2)	230	(13)	252
Zions Bancorp Series 6.950%(2)	8,800		243

			1,863
TOTAL PREFERRED STOCKS (Identified Cost $2,048)			2,064
TOTAL LONG TERM INVESTMENTS—96.6%
(Identified Cost $74,589)			75,373	(14)

SHORT-TERM INVESTMENTS—2.4%

Money Market Mutual Fund—2.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,867,761		1,868
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,868)			1,868
TOTAL INVESTMENTS—99.0% (Identified Cost $76,457)			77,241	(1)
Other assets and liabilities, net—1.0%			794

NET ASSETS—100.0%			$78,035

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $22,378 or 28.7% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Amounts are less than $500 (not reported in 000s).
(6)	Security in default.
(7)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(8)	Illiquid security.
(9)	No contractual maturity date.
(10)	Interest payments may be deferred.
(11)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(12)	100% of the income received was in cash.
(13)	Value shown as par value.
(14)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(15)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

Foreign Currencies:

CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
TRY	Turkish Lira

Country Weightings†
United States	79%
Canada	2
Chile	2
Mexico	2
Luxembourg	1
Switzerland	1
United Kingdom	1
Other	12
Total	100%
† % of total investments as of March 31, 2015

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$4,385	$—	$4,385	$—
Convertible Bond	340	—	340	—
Corporate Bonds And Notes	41,569	—	41,566	3
Foreign Government Securities	1,565	—	1,565	—
Loan Agreements	5,011	—	5,011	—
Mortgage-Backed Securities	15,717	—	15,717	—
Municipal Bonds	1,059	—	1,059	—
U.S. Government Securities	3,663	—	3,663	—
Equity Securities:
Preferred Stocks	2,064	464	1,600	—
Short-Term Investment	1,868	1,868	—	—

Total Investments	$77,241	$2,332	$74,906	$3

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds And Notes
Investments in Securities
Balance as of September 30, 2014:	$5
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—	(c)
Change in unrealized appreciation (depreciation)(e)	—	(c)
Purchases	—
Sales(b)	(2)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2015	$3	(d)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Includes internally fair valued security. See the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.
(e)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations. There was no change in the unrealized appreciation/(depreciation) during the period on investments still held as March 31, 2015.

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—94.2%

Development Revenue—5.3%
Milpitas Redevelopment Agency, Redevelopment Project Area #1 5.000%, 9/1/30	$250	$294
San Diego Redevelopment Agency Center City,
Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	500	502
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	523
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	500	502

		1,821

General Obligation—16.0%
Brea Olinda Unified School District, Series A (NATL Insured) 6.000%, 8/1/15	150	153
Cajon Valley Union School District Union School District 5.000%, 8/1/31	250	289
Contra Costa Community College District, 4.000%, 8/1/28	45	48
Los Alamitos Unified School District, School Facilities Improvement District 1, 2008 Election—Series E 5.250%, 8/1/39	250	292
Los Angeles Unified School District,
Series B 5.000%, 7/1/24	250	313
Series A-1 (NATL Insured) 4.500%, 1/1/28	255	273
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	765
Riverside Unified School District, Series C (AGM Insured) 5.000%, 8/1/32	275	301
Ross Valley School District, 2010 Election Series B 5.000%, 8/1/37	350	401
San Diego Community College District, Election of 2006 5.000%, 8/1/43	250	288
San Diego Unified School District, 1998 Election, Series C2 (AGM Insured) 5.500%, 7/1/25	225	293
San Jose Unified School District, 5.000%, 8/1/20	230	274
Sequoia Union High School District, 4.000%, 7/1/26	250	278
State of California,
5.500%, 3/1/26	250	282
(AMBAC Insured) 5.000%, 2/1/27	290	366
5.000%, 9/1/32	300	342

	PAR VALUE	VALUE
General Obligation—continued
5.000%, 12/1/37	$275	$302
6.000%, 4/1/38	250	297

		5,557

General Revenue—23.1%
Anaheim Public Financing Authority, Public Improvement Projects, Series C (AGM Insured) 6.000%, 9/1/16	1,355	1,419
City of Pomona, Certificates of Participation, (AMBAC Insured) 5.500%, 6/1/28	700	716
Contra Costa Transportation Authority, Series B 5.000%, 3/1/29	220	259
Golden State Tobacco Securitization Corp.,
Enhanced Asset, Series A 5.000%, 6/1/29	350	402
Series A-1 5.125%, 6/1/47	950	731
Imperial County Local Transportation Authority, Series E 4.000%, 6/1/20	300	334
Los Angeles County Public Works Financing Authority,
Series A (AGM Insured) 5.500%, 10/1/18	50	53
Series A 5.000%, 12/1/20	225	266
MidPeninsula Regional Open Space District, 5.000%, 9/1/23	120	150
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	750	846
Sacramento Area Flood Control Agency,
Consolidated Capital Assessment District (BHAC Insured) 5.500%, 10/1/28	250	287
South Bay Regional Public Communications Authority, Hawthorne Projects, Series B (ACA Insured) 4.750%, 1/1/31	435	442
State of California Public Works Board,
Department of General Services, Buildings 8&9 6.125%, 4/1/29	500	594
Capital Projects, Series G-1 5.750%, 10/1/30	550	651
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	550
Ventura County Public Financing Authority, Series A 5.000%, 11/1/25	250	298

		7,998

Higher Education Revenue—4.0%
California Educational Facilities Authority, Pomona College, Series A 5.000%, 7/1/45	500	504

	PAR VALUE	VALUE
Higher Education Revenue—continued
California State University, Series A 5.250%, 11/1/38	$435	$496
University of California,
Series I 5.000%, 5/15/23	225	277
Series AO 5.000%, 5/15/23	100	124

		1,401

Medical Revenue—6.6%
Health Facilities Financing Authority,
Cedars-Sinai Medical Center, 5.000%, 11/15/34	400	409
Kaiser Permanente, Series A 5.250%, 4/1/39	400	415
San Benito Health Care District, (CA MTG Insured) 4.000%, 3/1/18	140	149
State Health Facilities Financing Authority Lucille Salter Packard Children Hospital at Sanford, Series A 5.000%, 8/15/43	100	114
Statewide Communities Development Authority,
Sutter Health, Series B, (AMBAC Insured) 5.000%, 11/15/38	205	219
Cottage Health System 5.000%, 11/1/43	250	285
St. Joseph Health System, Series C, (FGIC Insured) 5.750%, 7/1/47	350	394
University of California, Regents Medical, Series A (NATL Insured) 4.750%, 5/15/31	300	304

		2,289

Natural Gas Revenue—2.1%
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	520
5.000%, 2/15/27	195	224

		744

Power Revenue—6.2%
Imperial Irrigation District, Series B 5.000%, 11/1/36	200	225
Northern California Power Agency, Hydroelectric Project No 1,, 5.000%, 7/1/32	200	226
Sacramento Municipal Utility District,
Cosumnes Project (NATL Insured) 4.750%, 7/1/26	500	523
Series X 5.000%, 8/15/26	350	413
Series B 5.000%, 8/15/29	150	177
Series A 5.000%, 8/15/37	250	288
Southern California Public Power Authority, Windy Project Series 1, 5.000%, 7/1/28	250	291

		2,143

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Pre-Refunded—15.2%
Bay Area Toll Authority, Series F-1 (Pre-refunded 4/1/19 @100) 5.000%, 4/1/34	$350	$403
Series F-1 (Pre-refunded 4/1/19 @100) 5.125%, 4/1/39	400	463
City of Stockton, O’Connors Woods Project, Series A (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	160	168
Department of Water Resources, Central Valley Project, (Pre-refunded 6/1/18 @100) Series 5.000%, 12/1/28	35	40
East Bay Municipal Utility District Water System, Sub-Series A—(Pre-refunded 6/1/15 @ 100) (NATL Insured) 5.000%, 6/1/15	290	292
Health Facilities Financing Authority,
Providence Health & Services, Series C (Pre-refunded 10/1/18 @100) 6.500%, 10/1/18	5	6
Providence Health & Services, Series C—(Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	195	233
Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	991
Los Angeles Unified School District, 2002 Election Series C (Pre-refunded 7/1/17 @100) (AGM Insured) 5.000%, 7/1/24	300	329
Northern California Power Agency, Series A (Pre-refunded 7/1/21 @100) (AMBAC Insured) 7.500%, 7/1/23	195	248
Riverside County Single Family, Series A (GNMA Collateralized) 7.800%, 5/1/21	1,000	1,347
University of California Series D (Pre-refunded 5/15/16 @100) (NATL Insured) 5.000%, 5/15/28	710	755

		5,275

Transportation Revenue—7.0%
City of Long Beach Airport, Series A 5.000%, 6/1/30	200	229
City of Los Angeles, Department of Airports, Series B 5.000%, 5/15/32	200	236
Port of Los Angeles, Series B 5.000%, 8/1/35	235	276

	PAR VALUE	VALUE
Transportation Revenue—continued
San Diego County Regional Airport Authority,
Subordinate Series A 5.000%, 7/1/40	$250	$279
Series B 5.000%, 7/1/40	500	558
San Diego Unified Port District, Series A 5.000%, 9/1/28	200	234
San Francisco City & County Airports Community-San Francisco International Airport, 2nd Series B 5.000%, 5/1/43	150	170
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	145
5.000%, 3/1/33	250	292

		2,419

Water & Sewer Revenue—8.7%
City of Manteca Water Revenue, 5.000%, 7/1/27	300	350
City of Oakland Sewer Revenue, Series A 5.000%, 6/15/29	200	239
East Bay Municipal Utility District Water System Revenue Sub-Series A Unrefunded balance (NATL Insured) 5.000%, 6/1/35	110	111
Los Angeles Department of Water & Power Series A
5.000%, 7/1/35	295	345
Series A 5.000%, 7/1/44	200	232
Ross Valley Public Financing Authority, Sanitary District #1, (AGM Insured) 5.000%, 10/1/33	225	259
Sacramento County Sanitation Districts Financing Authority Series A 5.000%, 12/1/35	250	290
San Diego County Water Authority, 5.000%, 5/1/31	250	296
Santa Margarita-Dana Point Authority, Water Districts Improvements, Districts 2,3,4, Series A 5.125%, 8/1/38	630	702
Silicon Valley Clean Water, Sewer Improvement 5.000%, 2/1/34	150	174

		2,998
TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $30,414)		32,645
TOTAL LONG TERM INVESTMENTS—94.2%
(Identified Cost $30,414)		32,645
TOTAL INVESTMENTS—94.2% (Identified Cost $30,414)		32,645	(1)
Other assets and liabilities, net—5.8%		1,996

NET ASSETS—100.0%		$34,641

Abbreviations:

ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	At March 31, 2015, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At March 31, 2015, 44% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AGM 11%, and AMBAC 13%.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$32,645	$32,645

Total Investments	$32,645	$32,645

There are no Level 1 (quoted Prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.0%

Consumer Discretionary—6.5%
BorgWarner, Inc. (United States)	768	$46
Delphi Automotive plc (United Kingdom)	639	51
EnerCare, Inc. (Canada)	8,309	100
Georg Fisher AG Registered Shares (Switzerland)	47	32
Johnson Controls, Inc. (United States)	1,779	90

		319

Consumer Staples—12.7%
Adecoagro SA (Brazil)	5,763	59
Andersons, Inc. (The) (United States)	829	34
Archer-Daniels-Midland Co. (The) (United States)	1,188	56
Aryzta AG (Switzerland)	934	57
Bunge Ltd. (United States)	1,234	102
Golden Agri-Resources Ltd. (Singapore)	141,000	44
Illovo Sugar Ltd. (South Africa)	11,128	22
Indofood Agri Resources Ltd. (Singapore)	63,000	34
Ingredion, Inc. (United States)	331	26
KWS Saat AG (Germany)	114	33
Marine Harvest ASA (Norway)	2,491	28
Origin Enterprises plc (Ireland)(2)	5,838	51
Purecircle Ltd. (United Kingdom)(2)	2,454	19
SunOpta, Inc. (Canada)(2)	5,165	55

		620

Energy—4.6%
Cosan Ltd. (Brazil)	17,200	109
FuelCell Energy, Inc. (United States)(2)	8,046	10
Greenko Group plc (India)(2)	12,694	19
Innergex Renewable Energy, Inc. (Canada)	3,631	32
Pattern Energy Group, Inc. (United States)	771	22
TransAlta Renewables, Inc. (Canada)	3,189	32

		224

Financials—4.9%
Capital Stage AG (Germany)	11,913	78
Gladstone Land Corp. (United States)	2,310	28
Metro Pacific Investments Corp. (Philippines)	228,000	25
PICO Holdings, Inc. (United States)(2)	3,366	54
Renewables Infrastructure Group Ltd. (The) (United Kingdom)	27,272	42
Saeta Yield SA (Spain)	1,141	13

		240

Health Care—0.7%
Genus plc (United Kingdom)	1,655	34

	SHARES	VALUE
Industrials—36.6%
Advanced Drainage Systems, Inc. (United States)	632	$19
Aegion Corp. (United States)(2)	2,157	39
AGCO Corp. (United States)	1,100	52
Ameresco, Inc. (United States)(2)	4,072	30
Amiad Water Systems Ltd. (Israel)	3,178	7
Arcadis NV (Netherlands)	1,114	36
BayWa AG (Germany)	1,703	67
Covanta Holding Corp. (United States)	2,571	58
CSX Corp. (United States)(2)	2,864	95
Danaher Corp. (United States)	709	60
Deere & Co. (United States)	240	21
Dialight plc (United Kingdom)	1,892	21
DIRTT Environmental Solutions (Canada)	4,340	23
Eaton Corp. plc (United States)	823	56
Ebara Corp. (Japan)	14,000	59
Empresas ICA Sab de CV (Mexico)(2)	31,100	25
Flowserve Corp. (United States)	671	38
Franklin Electric Co., Inc. (United States)	689	26
Gamesa Corp Tecnologica SA (Spain)	3,020	38
GEA Group AG (Germany)	1,700	82
HD Supply Holdings, Inc. (United States)(2)	4,288	134
Koninklijke Philips Electronics N.V. (Netherlands)	1,015	29
METAWATER Co. Ltd. (Japan)	900	19
Mueller Water Products, Inc. Class A (United States)	4,508	44
Newalta Corp. (Canada)	1,822	20
Noble Group Ltd. (Singapore)	42,000	28
Owens Corning, Inc. (United States)	330	14
Pentair plc (United States)	1,762	111
PNE Wind AG (Germany)	9,855	24
Prysmian SpA (Italy)	1,061	22
Quanta Services, Inc. (United States)(2)	1,325	38
Rexnord Corp. (United States)(2)	3,045	81
Rotork plc (United Kingdom)	465	17
Sembcorp Industries Ltd. (Singapore)	8,500	26
SGS SA Registered Shares (Switzerland)	13	25
Shanks Group plc (United Kingdom)	7,466	12
SIG plc (United Kingdom)	5,595	17
SPX Corp. (United States)	477	41
Tetra Tech, Inc. (United States)	2,641	63
Titan International, Inc. (United States)	1,904	18
Toro Co. (The) (United States)	510	36
Travis Perkins plc (United Kingdom)	1,195	35
Xylem, Inc. (United States)	1,125	39
Zumtobel Group AG (Austria)	1,783	44

		1,789

Information Technology—10.0%
Badger Meter, Inc. (United States)	117	7
Canadian Solar, Inc. (Canada)(2)	2,515	84
Daqo New Energy Corp. ADR (China)(2)	701	19

	SHARES	VALUE
Information Technology—continued
First Solar, Inc. (United States)(2)	966	$58
GCL-Poly Energy Holdings Ltd. (China)	100,000	26
Itron, Inc. (United States)(2)	459	17
JinkoSolar Holding Co.Ltd. ADR (China)(2)	537	14
PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie (Germany)(2)	1,348	17
Pure Technologies Ltd. (Canada)	6,568	42
SunEdison, Inc. (United States)(2)	562	13
SunPower Corp. (United States)(2)	2,699	85
Trimble Navigation Ltd. (United States)(2)	1,902	48
Trina Solar Ltd. ADR (China)(2)	3,969	48
Veeco Instruments, Inc. (United States)(2)	423	13

		491

Materials—10.2%
Agrium, Inc. (Canada)(2)	627	65
Calgon Carbon Corp. (United States)	3,377	71
Ecolab, Inc. (United States)	153	17
FMC Corp. (United States)	560	32
Israel Chemicals Ltd. (Israel)	3,593	26
Johnson Matthey plc (United Kingdom)	550	28
Monsanto Co. (United States)	480	54
Mosaic Co. (The) (United States)	875	40
PhosAgro OAO GDR Registered Shares (Russia)	4,615	53
Plant Health Care plc (United Kingdom)(2)	9,285	16
Potash Corp. of Saskatchewan, Inc. (Canada)	246	8
Rentech, Inc. (United States)(2)	15,859	18
Syngenta AG Registered Shares (Switzerland)	75	26
Yara International ASA (Norway)	922	47

		501

Utilities—11.8%
ACEA SpA (Italy)	1,330	17
American Water Works Co., Inc. (United States)	1,208	65
Beijing Enterprises Water Group Ltd. Class H (Hong Kong)	22,000	15
Beijing Jingneng Clean Energy Co Ltd. (China)	122,000	52
California Water Service Group (United States)	1,927	47
Capstone Infrastructure Corp. (Canada)	25,865	73
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	4,615	25
CT Environmental Group Ltd. (China)	12,000	13
EDP Renovaveis SA (Spain)(2)	5,117	35
Huaneng Renewables Corp. Ltd. Class H (China)	148,000	54

See Notes to Financial Statements

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—continued
NextEra Energy, Inc. (United States)	298	$31
Northland Power, Inc. (Canada)	974	13
SevernTrent plc (United Kingdom)	1,142	35
SJW Corp. (United States)	559	17
Suez Environnement SA (France)	1,932	33
United Utilities Group plc (United Kingdom)	2,587	36
Verbund AG (Austria)	998	17

		578
TOTAL COMMON STOCKS (Identified Cost $4,897)		4,796

	SHARES	VALUE
CLOSED END FUNDS—1.8%

Financials—1.5%
Foresight Solar Fund Ltd. (United Kingdom)	11,545	$18
Greencoat UK Wind plc Fund (United Kingdom)	32,634	53

		71

Industrials—0.3%
Chemtrade Logistics Income Fund (Canada)	1,027	17
TOTAL CLOSED END FUNDS (Identified Cost $88)		88
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $4,985)		4,884
TOTAL INVESTMENTS—99.8% (Identified Cost $4,985)		4,884	(1)
Other assets and liabilities, net—0.2%		12

NET ASSETS—100.0%		$4,896

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	45%
Canada	11
United Kingdom	9
Germany	6
China	5
Brazil	4
Switzerland	3
Other	17
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$88	$88
Common Stocks	4,796	4,796

Total Investments	$4,884	$4,884

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—1.4%

Non-Agency—1.4%
Banc of America Alternative Loan Trust 07-2, 2A4 5.750%, 6/25/37	$198	$145
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	144	143
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(3)	192	203
GSR Mortgage Loan Trust 05-5F, B1 5.752%, 6/25/35(2)	277	275
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	253	272
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	157	159
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	226	232
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,405)		1,429

ASSET-BACKED SECURITIES—0.8%
CarNow Auto Receivables Trust 14-1A, E 144A 5.530%, 1/15/20(3)	300	303
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	300	301
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)	270	276
TOTAL ASSET-BACKED SECURITIES (Identified Cost $876)		880

CORPORATE BONDS AND NOTES—81.3%

Consumer Discretionary—20.5%
Acosta, Inc. 144A 7.750%, 10/1/22(3)	325	337
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	810	841
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	455	415
Boyd Gaming Corp. 9.000%, 7/1/20	500	541
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	35	36
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	500	373
Caesars Entertainment Resort Properties LLC (Caesars Entertainment Resort Property) 8.000%, 10/1/20	565	564

	PAR VALUE	VALUE
Consumer Discretionary—continued
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	$260	$201
CCO Holdings LLC (CCO Holdings Capital Corp.) 6.500%, 4/30/21	565	595
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	865	916
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	175	182
Series B 7.625%, 3/15/20	1,880	1,988
Cleopatra Finance Ltd. 144A 5.625%, 2/15/20(3)	220	215
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	245	258
CSC Holdings LLC 144A 5.250%, 6/1/24(3)	540	552
Dana Holding Corp. 5.500%, 12/15/24	130	135
DISH DBS Corp. 5.000%, 3/15/23	850	829
DR Horton, Inc. 4.000%, 2/15/20	105	107
Family Tree Escrow LLC
144A 5.250%, 3/1/20(3)	140	147
144A 5.750%, 3/1/23(3)	275	290
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	595	629
iHeartCommunications, Inc. 10.000%, 1/15/18	140	120
Intelsat Jackson Holdings SA 5.500%, 8/1/23	675	640
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	520	537
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	485	521
Lear Corp. 5.250%, 1/15/25	405	415
Lennar Corp. 4.500%, 11/15/19	215	221
Meritor, Inc. 6.750%, 6/15/21	600	624
MGM Resorts International 6.750%, 10/1/20	745	798
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	225	240
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	245	263
Netflix, Inc. 144A 5.500%, 2/15/22(3)	185	190
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	35	36
Numericable Group SA
144A 6.000%, 5/15/22(3)	465	473
144A 6.250%, 5/15/24(3)	200	203
Penn National Gaming, Inc. 5.875%, 11/1/21	490	490

	PAR VALUE		VALUE
Consumer Discretionary—continued
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	$335		$358
Playa Resorts Holding B.V. 144A 8.000%, 8/15/20(3)	200		205
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	670		714
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	145		148
Schaeffler Finance B.V. 144A 4.750%, 5/15/23(3)	200		202
Scientific Games International, Inc.
144A 6.625%, 5/15/21(3)	270		200
144A 7.000%, 1/1/22(3)	415		426
Sinclair Television Group, Inc. 5.375%, 4/1/21	195		201
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	490		506
Standard Pacific Corp. 5.875%, 11/15/24	175		181
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	210		209
Tenneco, Inc. 5.375%, 12/15/24	120		125
TRI Pointe Holdings, Inc. 144A 5.875%, 6/15/24(3)	420		412
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(5)(6)	29		29
Series BD-1 9.300%, 7/1/15(5)(6)	33		33
Series AW-0 9.300%, 7/1/15(5)(6)	—	(10)	—	(10)
Series BE-9 9.300%, 7/1/15(5)(6)	1		1
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	545		556
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	260		291
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	450		468
WMG Acquisition Corp.
144A 5.625%, 4/15/22(3)	250		252
144A 6.750%, 4/15/22(3)	250		238

			21,677

Consumer Staples—3.4%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	275		280
Ingles Markets, Inc. 5.750%, 6/15/23	550		572
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	105		108
Post Holdings, Inc. 144A 6.000%, 12/15/22(3)	335		325

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Rite Aid Corp.
6.750%, 6/15/21	$540	$577
144A 6.125%, 4/1/23(3)	65	67
Roundy’s Supermarkets, Inc. 144A 10.250%, 12/15/20(3)	250	217
Spectrum Brands, Inc. 6.375%, 11/15/20	520	554
SUPERVALU, Inc. 6.750%, 6/1/21	300	310
Vector Group Ltd. 7.750%, 2/15/21	400	427
Whitewave Foods Co. (The) 5.375%, 10/1/22	130	140

		3,577

Energy—9.6%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	320	318
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(3)	305	314
California Resources Corp.
144A 5.000%, 1/15/20(3)	140	127
144A 6.000%, 11/15/24(3)	215	189
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	435	449
Chesapeake Energy Corp. 6.625%, 8/15/20	345	358
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	235	189
CONSOL Energy, Inc. 5.875%, 4/15/22	260	237
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	470	476
Denbury Resources, Inc. 5.500%, 5/1/22	180	163
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	145	141
Energy Transfer Partners LP 5.875%, 1/15/24	465	493
EnQuest plc 144A 7.000%, 4/15/22(3)	250	179
Ensco PLC 5.200%, 3/15/25	40	40
EP Energy LLC 9.375%, 5/1/20	215	226
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	355	327
FTS International, Inc. 144A 6.250%, 5/1/22(3)	190	141
Gulfmark Offshore, Inc. 6.375%, 3/15/22	400	317
Gulfport Energy, Corp. 7.750%, 11/1/20	305	314
Halcon Resources Corp. 8.875%, 5/15/21	470	330

	PAR VALUE	VALUE
Energy—continued
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	$170	$176
Laredo Petroleum, Inc. 6.250%, 3/15/23	85	85
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	245	196
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	460	473
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	375	355
Newfield Exploration Co. 5.375%, 1/1/26	435	439
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	245	241
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	228	177
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	360	238
Parker Drilling Co. (The) 7.500%, 8/1/20	275	225
Regency Energy Partners LP 5.875%, 3/1/22	535	583
Rosetta Resources, Inc. 5.875%, 6/1/22	280	264
Sabine Oil & Gas Corp. 7.250%, 6/15/19	329	54
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	480	485
SM Energy Co. 144A 6.125%, 11/15/22(3)	265	264
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	225	232
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(3)	325	324

		10,139

Financials—10.8%
Aircastle Ltd. 5.125%, 3/15/21	625	655
Ally Financial, Inc.
3.250%, 2/13/18	95	94
4.125%, 3/30/20	185	184
4.125%, 2/13/22	130	127
4.625%, 3/30/25	160	158
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500	513
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	340	349
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	585	582
DuPont Fabros Technology LP 5.875%, 9/15/21	405	420

	PAR VALUE	VALUE
Financials—continued
E*Trade Financial Corp. 5.375%, 11/15/22	$485	$513
First Cash Financial Services, Inc. 6.750%, 4/1/21	280	290
Genworth Holdings, Inc. 4.900%, 8/15/23	405	348
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	385	395
5.375%, 11/1/23	5	5
Hertz Corp. (The) 6.250%, 10/15/22	410	426
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
6.000%, 8/1/20	200	208
5.875%, 2/1/22	335	345
iStar Financial, Inc. 5.000%, 7/1/19	865	868
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175	182
Nationstar Mortgage LLC 6.500%, 7/1/21	290	283
Navient LLC
4.875%, 6/17/19	75	75
5.500%, 1/25/23	240	229
Sabra Health Care LP 5.500%, 2/1/21	265	283
Springleaf Finance Corp. 5.250%, 12/15/19	1,120	1,110
Sprint Capital Corp. 6.900%, 5/1/19	360	374
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)	100	51
UPCB Finance Ltd. Series V 144A 7.250%, 11/15/21(3)	490	530
Voya Financial, Inc. 5.650%, 5/15/53(2)	770	808
Walter Investment Management Corp. 7.875%, 12/15/21	410	369
WideOpenWest Finance LLC 10.250%, 7/15/19	360	388
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	295	280

		11,442

Health Care—9.7%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	145	146
Alere, Inc. 6.500%, 6/15/20	415	432
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(11)	310	316
Centene Corp. 4.750%, 5/15/22	250	260
Community Health Systems, Inc.
5.125%, 8/1/21	345	357
6.875%, 2/1/22	430	460

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	$265	$235
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	310	317
Endo Finance LLC 144A 5.375%, 1/15/23(3)	300	300
Envision Healthcare Corp. 144A 5.125%, 7/1/22(3)	335	343
HCA, Inc.
6.500%, 2/15/20	485	546
7.500%, 2/15/22	555	649
5.375%, 2/1/25	160	168
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	130	137
LifePoint Hospitals, Inc. 5.500%, 12/1/21	210	221
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	105	108
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	200	208
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20	350	371
Pinnacle Merger Sub, Inc. 9.500%, 10/1/23(3)	225	251
Select Medical Corp. 6.375%, 6/1/21	400	398
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	462	468
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	280	283
6.000%, 10/1/20	420	446
4.500%, 4/1/21	310	305
8.125%, 4/1/22	870	961
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	155	164
144A 7.250%, 7/15/22(3)	300	318
VRX Escrow Corp.
144A 5.375%, 3/15/20(3)	800	810
144A 5.875%, 5/15/23(3)	105	108
144A 6.125%, 4/15/25(3)	170	177

		10,263

Industrials—6.9%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	335	352
ADT Corp. (The) 6.250%, 10/15/21	845	902
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	300	319
Air Canada 144A 6.750%, 10/1/19(3)	425	455
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	160	157
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	570	541
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	330	333

	PAR VALUE	VALUE
Industrials—continued
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	$195	$199
Dycom Investments, Inc. 7.125%, 1/15/21	335	352
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	410	405
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	350	341
HD Supply, Inc. 5.250%, 12/15/21(3)	470	485
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(3)	215	225
Masonite International Corp. 144A 5.625%, 3/15/23(3)	125	129
NCI Building Systems, Inc. 8.250%, 1/15/23(3)	250	266
Nortek, Inc. 8.500%, 4/15/21	330	355
Oshkosh Corp. 5.375%, 3/1/25(3)	155	160
Spirit AeroSystems, Inc. 5.250%, 3/15/22	185	193
TransDigm, Inc. 6.000%, 7/15/22	590	592
U.S. Airways Pass-Through-Trust 12-2, C 5.450%, 6/3/18	205	211
United Rentals North America, Inc. 5.500%, 7/15/25	290	297

		7,269

Information Technology—2.6%
First Data Corp. 11.750%, 8/15/21	1,145	1,330
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	220	207
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	560	566
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	215	216
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	25	26
SunGard Data Systems, Inc. 6.625%, 11/1/19	400	413

		2,758

Materials—7.7%
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	495	499
144A 9.125%, 10/15/20(3)	275	294
144A 6.750%, 1/31/21(3)	295	298

	PAR VALUE	VALUE
Materials—continued
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	$290	$293
Cascades, Inc. 144A 5.500%, 7/15/22(3)	940	958
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	225	251
144A 7.250%, 1/15/21(3)	445	476
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	190	186
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	360	306
Hexion U.S. Finance Corp. 6.625%, 4/15/20	295	271
INEOS Group Holdings SA
144A 6.125%, 8/15/18(3)	235	237
144A 5.875%, 2/15/19(3)	655	649
144A 7.500%, 5/1/20(3)	300	318
Mercer International, Inc. 7.000%, 12/1/19	175	182
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	890	957
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(3)	250	272
144A 6.625%, 4/15/21(3)	500	527
Sealed Air Corp. 144A 4.875%, 12/1/22(3)	305	312
Tronox Finance LLC 6.375%, 8/15/20	360	354
United States Steel Corp. 6.875%, 4/1/21	340	336
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	200	203

		8,179

Telecommunication Services—7.8%
Altice Financing SA 144A 6.625%, 2/15/23(3)	480	497
Altice SA 144A 7.625%, 2/15/25(3)	480	483
CenturyLink, Inc. Series V 5.625%, 4/1/20	750	790
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	310	312
Frontier Communications Corp.
8.500%, 4/15/20	460	519
6.250%, 9/15/21	365	368
Level 3 Financing, Inc.
7.000%, 6/1/20	270	290
6.125%, 1/15/21	335	353
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	505	536
Sprint Capital Corp. 6.875%, 11/15/28	355	328
Sprint Communications, Inc. 6.000%, 11/15/22	230	219
Sprint Corp. 7.875%, 9/15/23	360	369
T-Mobile USA, Inc.
6.625%, 11/15/20	420	440
6.250%, 4/1/21	670	699
6.125%, 1/15/22	310	321

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—continued
6.836%, 4/28/23	$285	$301
6.500%, 1/15/24	315	330
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25	200	200
West Corp. 144A 5.375%, 7/15/22(3)	360	354
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	220	221
Windstream Corp. 7.750%, 10/1/21	340	340

		8,270

Utilities—2.3%
Abengoa Yield plc 144A 7.000%, 11/15/19(3)	230	238
AES Corp. 5.500%, 4/15/25	250	248
AmeriGas Partners LP 7.000%, 5/20/22	375	404
Calpine Corp.
144A 6.000%, 1/15/22(3)	45	48
5.375%, 1/15/23	335	337
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)	170	179
144A 7.625%, 11/1/24(3)	95	100
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	375	371
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	200	208
Texas Competitive Electric Holdings Co. LLC 144A 11.500%, 10/1/20(3)(13)	500	315

		2,448
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $86,215)		86,022

LOAN AGREEMENTS(2)—9.9%

Consumer Discretionary—2.2%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	248	249
Caesars Entertainment Operating Co., Inc. Tranche B-7, 10.250%, 1/28/18(12)	165	151
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	142	138
Delta 2 (Lux) S.A.R.L. Second Lien, 7.750%, 7/29/22	152	151
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.928%, 1/30/19	529	504
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	115	114

	PAR VALUE	VALUE
Consumer Discretionary—continued
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	$412	$415
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	200	197
TWCC Holding Corp. Second Lien, 0.000%, 6/26/20(8)	332	295
U.S. Farathane Corp. 6.750%, 12/23/21	153	156

		2,370

Consumer Staples—0.4%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	36	36
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20	190	174
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	259	265

		475

Energy—1.1%
Arch Coal, Inc. 6.250%, 5/16/18	174	135
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	183	171
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	136	114
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	285	210
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	159	142
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	285	142
Templar Energy LLC Second Lien, 8.500%, 11/25/20	355	243

		1,157

Health Care—1.6%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	292	291
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	152	152
Second Lien, 11.000%, 1/2/19	171	172
CHS (Community Health Systems, Inc.) 3.428%, 12/31/18	183	183
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	159	160
MMM Holdings, Inc. 9.750%, 12/12/17	85	75

	PAR VALUE	VALUE
Health Care—continued
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	$62	$55
NVA Holdings, Inc.
First Lien, 0.000%, 8/14/21(8)	16	16
Second Lien 8.000%, 8/14/22	195	196
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	276	278
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	32	32
Second Lien, 8.500%, 11/3/21	103	102

		1,712

Industrials—1.3%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	59	59
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	265	266
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	310	312
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	17	17
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc.) Second Lien 8.250%, 1/25/21	295	294
Sedgwick Claims Management Services, Inc. Second Lien, 0.000%, 2/28/22(8)	390	381

		1,329

Information Technology—2.9%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	193	194
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	434	434
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	445	455
Deltek, Inc. 10.000%, 10/10/19	272	275
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	152	144
Kronos, Inc. Second Lien, 9.750%, 4/30/20	510	523
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	585	582
Presidio Holdings Ltd. Tranche B, 6.250%, 2/2/22	330	329
Riverbed Technologies, Inc. 0.000%, 2/25/22(8)	128	129

		3,065

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—0.4%
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	$370		$370
TOTAL LOAN AGREEMENTS (Identified Cost $10,938)			10,478

	SHARES
PREFERRED STOCKS—0.9%

Financials—0.9%
Ally Financial, Inc. Series A, 8.500%	11,530		307
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	215	(9)	221
JPMorgan Chase & Co. Series V, 5.000%(2)	295	(9)	290
SunTrust Bank, Inc. 5.625%(2)	95	(9)	97
TOTAL PREFERRED STOCKS (Identified Cost $915)			915

EXCHANGE-TRADED FUNDS—4.2%
iShares iBoxx $ High Yield Corporate Bond Fund	25,000		2,265
SPDR Barclays High Yield Bond ETF	55,000		2,157
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,397)			4,422
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified Cost $104,746)			104,146	(14)

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.8%

Money Market Mutual Fund—1.8%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,950,862	$1,951
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,951)		1,951
TOTAL INVESTMENTS—100.3% (Identified Cost $106,697)		106,097	(1)
Other assets and liabilities, net—(0.3)%		(278)

NET ASSETS—100.0%		$105,819

Abbreviations:

ADS	American Depositary Share
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $37,495 or 35.4% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Illiquid security.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Amounts are less than $500 (not reported in 000s).
(11)	100% of the income received was in cash.
(12)	Security in default.
(13)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(14)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Country Weightings†
United States	84%
Canada	4
Luxembourg	4
Bermuda	1
Cayman Islands	1
Ireland	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$880	$—	$880	$—
Corporate Bonds And Notes	86,022	—	85,959	63
Loan Agreements	10,478	—	10,478	—
Mortgage-Backed Securities	1,429	—	1,429	—
Equity Securities:
Exchange-Traded Funds	4,422	4,422	—	—
Preferred Stocks	915	307	608	—
Short-Term Investments	1,951	1,951	—	—

Total Investments	$106,097	$6,680	$99,354	$63

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Bonds And Notes
Investments in Securities
Balance as of September 30, 2014:	$125
Accrued discount/(premium)	4
Realized gain (loss)	8
Change in unrealized appreciation (depreciation)(d)	(13)
Purchases	—
Sales(b)	(61)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2015	$63 (c)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security. See the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.
(d)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations. The change in unrealized appreciation/(depreciation) on investments still held as of March 31, 2015 was $(7).

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND—98.6%
iShares S&P 100 Index Fund(2)(3)	55,988	$5,053
TOTAL EXCHANGE-TRADED FUND (Identified Cost $4,724)		5,053

PURCHASED OPTION—0.1%

Call Option—0.1%
CBOE Volatility Index expiration 4/15/15 strike price $21	143	5
TOTAL PURCHASED OPTION—0.1% (Premiums Paid $13)		5
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $4,737)		5,058	(1)

SHORT-TERM INVESTMENT—1.2%

Money Market Mutual Fund—1.2%
Fidelity Money Market Portfolio–Institutional Shares (seven-day effective yield 0.140%)	58,660	59
TOTAL SHORT-TERM INVESTMENT (Identified Cost $59)		59
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.9%
(Identified Cost $4,796)		5,117	(1)

	SHARES	VALUE
WRITTEN OPTION—0.0%

Call Option—0.0%
S&P 500® Index expiration 4/24/15 strike price $2,185	24	$(1)
TOTAL WRITTEN OPTION—0.0% (Premiums Received $5)		(1)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.9% (Identified Cost $4,791)		5,116 (1)
Other assets and liabilities, net—0.1%		7

NET ASSETS—100.0%		$5,123

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All or a portion segregated as collateral for written options.
(3)	This fund is a public Fund and the prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$5,053	$5,053
Purchased Option	5	5
Short-Term Investment	59	59

Total Investments before Written Option	5,117	5,117

Written Option	(1)	(1)

Total Investments Net of Written Option	$5,116	$5,116

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.8%
U.S. Treasury Bond 3.000%, 11/15/44	$1,725		$1,890
U.S. Treasury Note
1.625%, 12/31/19	2,700		2,734
2.250%, 11/15/24	1,960		2,015
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,642)			6,639

MUNICIPAL BONDS—0.2%

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	327		336

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	145		127

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		248
TOTAL MUNICIPAL BONDS (Identified Cost $781)			711

FOREIGN GOVERNMENT SECURITIES—5.8%
Argentine Republic Series NY, 8.280%, 12/31/33(10)	1,570		1,579
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	308		126
RegS 7.750%, 10/13/19(4)	202		74
RegS 8.250%, 10/13/24(4)	1,110		389
7.650%, 4/21/25	1,500		514
9.250%, 9/15/27	360		145
9.375%, 1/13/34	2,145		798
Federative Republic of Brazil 8.500%, 1/5/24	3,990	BRL	1,219
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	1,030		1,066
Mongolia
144A 4.125%, 1/5/18(3)	450		414
144A 5.125%, 12/5/22(3)	825		701
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	880		876
Republic of Chile 5.500%, 8/5/20	474,000	CLP	809
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	865,000	COP	393
4.375%, 3/21/23	1,867,000	COP	653
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	795		750

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	$905		$907
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,405		1,412
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	18,654,000	IDR	1,484
Series FR63, 5.625%, 5/15/23	6,141,000	IDR	420
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		515
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	725		627
Republic of Panama 3.750%, 3/16/25	700		717
Republic of South Africa
Series R203, 8.250%, 9/15/17	3,690	ZAR	314
Series R208, 6.750%, 3/31/21	6,720	ZAR	537
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	927
United Mexican States
Series M, 6.000%, 6/18/15	11,472	MXN	757
Series M, 6.500%, 6/9/22	30,825	MXN	2,112
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $26,575)			21,235

MORTGAGE-BACKED SECURITIES—11.1%

Agency—1.1%
FNMA
3.000%, 6/1/43	2,466		2,526
4.000%, 10/1/44	1,574		1,685

			4,211

Non-Agency—10.0%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	1,100		1,101
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 6.024%, 6/25/33(2)	660		645
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	845		891
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	938		972
07-2, 2A4 5.750%, 6/25/37	791		580
Banc of America Funding Trust
05-1, 1A1 5.500%, 2/25/35	611		621
06-2, 3A1 6.000%, 3/25/36	371		370

	PAR VALUE	VALUE
Non-Agency—continued
Bank of America (Merrill Lynch—Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	$576	$611
04-24CB, 1A1 6.000%, 11/25/34	126	129
Bank of America (Merrill Lynch—Countrywide) Mortgage Trust 06-C1, AM 5.659%, 5/12/39(2)	715	745
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, CTL 6.750%, 11/15/26(2)	1,260	1,406
Barclays (Lehman Brothers)—UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	450	494
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	403	399
15-A, A1 3.500%, 6/25/58(2)	995	1,008
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,200	1,299
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(2)	939	963
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.774%, 5/25/24(2)	1,080	992
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)	600	601
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(3)	1,088	1,151
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.796%, 8/10/45(2)	674	728
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.752%, 6/25/35(2)	909	903
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	720	740
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	891	890

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW12, AM 5.742%, 9/11/38(2)	$650	$679
05-PW10, AM 5.449%, 12/11/40(2)	895	916
06-PW13, AM 5.582%, 9/11/41(2)	1,360	1,430
07- PW15, AM 5.363%, 2/11/44	850	882
07-PW18, AM 6.084%, 6/11/50(2)	1,525	1,677
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	750	816
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	930	977
07-LDPX, AM 5.464%, 1/15/49(2)	1,341	1,400
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	485	494
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	674	724
Morgan Stanley Capital I Trust 07-IQ14, AM 5.649%, 4/15/49(2)	925	971
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	1,080	1,090
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	288	295
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	880	887
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	458	476
15-1, A1 144A 3.500%, 1/25/45(2)(3)	1,080	1,097
VFC LLC 15-3, B 144A 4.750%, 12/20/31(3)	1,000	997
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.715%, 5/15/43(2)	1,125	1,175
07-C32, A3 5.707%, 6/15/49(2)	360	385
15-LC20, B 3.719%, 4/15/50	875	901

		36,508
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $39,968)		40,719

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—5.5%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	$915	$976
15-SFR1, A 144A 3.467%, 4/17/52(3)	700	710
Applebee’s (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(3)	1,260	1,304
Bank of America (Merrill Lynch—Countrywide) Asset-Backed Certificates
05-1 AF5A 5.290%, 7/25/35(2)	1,220	1,211
05-12, 2A4 5.028%, 2/25/36(2)	540	543
05-12, 1A4 5.323%, 2/25/36(2)	340	340
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(3)	1,316	1,341
15-1A, C 144A 3.580%, 6/15/21(3)	2,160	2,173
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	941	971
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	377	417
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	383	391
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	604	628
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	1,080	1,080
Exeter Automobile Receivables Trust 15-A1, C 144A 4.100%, 12/15/20(3)	900	905
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	555	558
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	278	281
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	594	605
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	267	274
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	461	472

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	$488	$509
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	1,081	1,093
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	397	409
07-HI1, A3 5.720%, 3/25/37	243	247
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	977	996
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	242	252
Vericrest Opportunity Loan Transferee Trust 15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	794	794
Vericrest Opportunity Loan Trust 15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	782	781
TOTAL ASSET-BACKED SECURITIES (Identified Cost $19,857)		20,261

CORPORATE BONDS AND NOTES—59.8%

Consumer Discretionary—8.5%
Acosta, Inc. 144A 7.750%, 10/1/22(3)	715	741
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	775	805
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	1,100	1,004
Boyd Gaming Corp. 9.000%, 7/1/20	870	942
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	185	192
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	535	399
Caesars Entertainment Resort Properties LLC (Caesars Entertainment Resort Property) 8.000%, 10/1/20	320	319
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	495	382
CCO Holdings LLC
5.250%, 3/15/21	467	480
5.250%, 9/30/22	495	508
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	275	276
144A 5.125%, 12/15/21(3)	655	658

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	$1,595	$1,687
Series A 7.625%, 3/15/20	320	333
Cleopatra Finance Ltd.
144A 5.625%, 2/15/20(3)	200	196
144A 6.250%, 2/15/22(3)	340	333
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200	211
Family Tree Escrow LLC
144A 5.250%, 3/1/20(3)	180	190
144A 5.750%, 3/1/23(3)	360	380
iHeartCommunications, Inc. 10.000%, 1/15/18	230	196
Intelsat Jackson Holdings SA 5.500%, 8/1/23	760	721
International Game Technology 7.500%, 6/15/19	580	619
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	1,320	1,363
Jaguar Land Rover Automotive plc 144A 4.250%, 11/15/19(3)	320	330
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	475	511
Lear Corp. 5.250%, 1/15/25	750	769
Meritor, Inc. 6.750%, 6/15/21	960	998
MGM Resorts International 6.000%, 3/15/23	975	1,007
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	500	533
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	830	891
Netflix, Inc. 144A 5.500%, 2/15/22(3)	470	483
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	90	93
Numericable Group SA 144A 6.000%, 5/15/22(3)	605	615
Penn National Gaming, Inc. 5.875%, 11/1/21	490	490
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	1,035	1,105
QVC, Inc. 5.125%, 7/2/22	240	255
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	510	543
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	455	465
Scientific Games International, Inc.
144A 6.625%, 5/15/21(3)	910	675
144A 7.000%, 1/1/22(3)	590	606
Sinclair Television Group, Inc. 5.375%, 4/1/21	840	865

	PAR VALUE	VALUE
Consumer Discretionary—continued
Standard Pacific Corp. 5.875%, 11/15/24	$545	$563
Station Casinos LLC 7.500%, 3/1/21	970	1,038
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	730	726
Tenneco, Inc. 5.375%, 12/15/24	360	376
Toll Brothers Finance Corp.
4.000%, 12/31/18	375	386
6.750%, 11/1/19	940	1,067
TRI Pointe Holdings, Inc. 144A 5.875%, 6/15/24(3)	890	873
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	115	117
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	870	972
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	600	624
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(3)	250	263

		31,174

Consumer Staples—0.8%
Darling Ingredients, Inc. 5.375%, 1/15/22	840	849
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	545	555
Ingles Markets, Inc. 5.750%, 6/15/23	975	1,014
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	340	348
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	250	258

		3,024

Energy—10.4%
Afren plc 144A 11.500%, 2/1/16(3)(10)	475	228
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	490	486
California Resources Corp. 144A 6.000%, 11/15/24(3)	645	568
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	1,065	1,100
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	582
CONSOL Energy, Inc. 5.875%, 4/15/22	650	591
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	925	937

	PAR VALUE	VALUE
Energy—continued
Denbury Resources, Inc. 5.500%, 5/1/22	$440	$398
Endeavor Energy Resources LP 144A 7.000%, 8/15/21(3)	695	674
Energy Transfer Partners LP 5.875%, 1/15/24	885	938
EnQuest plc 144A 7.000%, 4/15/22(3)	885	633
EP Energy LLC 9.375%, 5/1/20	840	883
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	740	681
FTS International, Inc. 144A 6.250%, 5/1/22(3)	450	333
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	255	221
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(3)(7)	1,115	994
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960	761
Gulfport Energy, Corp. 7.750%, 11/1/20	885	912
Halcon Resources Corp. 8.875%, 5/15/21	910	639
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	540	559
Laredo Petroleum, Inc.
7.375%, 5/1/22	830	866
6.250%, 3/15/23	145	145
Linn Energy LLC
6.500%, 5/15/19	512	433
6.500%, 9/15/21	155	121
Lukoil International Finance BV 144A 7.250%, 11/5/19(3)	525	535
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	495	418
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	1,755	1,803
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	1,430	1,355
Newfield Exploration Co.
5.750%, 1/30/22	160	167
5.625%, 7/1/24	785	816
5.375%, 1/1/26	550	556
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	925	911
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	876
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,139	886

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	$915		$606
Parker Drilling Co. (The) 7.500%, 8/1/20	1,075		879
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600		604
144A 6.000%, 5/3/42(3)	400		406
Petrobras Global Finance BV 5.375%, 1/27/21	830		753
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	485		321
144A 6.000%, 5/16/24(3)	2,530		817
RegS 6.000%, 11/15/26(4)	790		250
Petroleos Mexicanos
4.875%, 1/18/24	305		323
5.500%, 6/27/44	650		656
PHI, Inc. 5.250%, 3/15/19	360		328
QEP Resources, Inc. 6.875%, 3/1/21	1,105		1,180
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	1,000		572
Regency Energy Partners LP 4.500%, 11/1/23	1,160		1,172
Rosetta Resources, Inc. 5.875%, 6/1/22	945		891
Sabine Oil & Gas Corp. 7.250%, 6/15/19	935		154
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915		924
SM Energy Co. 144A 6.125%, 11/15/22(3)	1,160		1,157
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	375		387
Targa Resources Partners LP 6.375%, 8/1/22	787		828
Transocean, Inc. 3.800%, 10/15/22	1,050		765
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(3)	910		907

			37,886

Financials—17.2%
Aircastle Ltd. 5.125%, 3/15/21	1,715		1,796
Akbank TAS 144A 7.500%, 2/5/18(3)	1,565	TRY	553
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,455		1,584
Ally Financial, Inc. 4.125%, 2/13/22	225		220
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	1,065		1,070
Ares Capital Corp. 3.875%, 1/15/20	755		769
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(3)	785		783

	PAR VALUE		VALUE
Financials—continued
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(3)	$425		$470
144A 6.750%, 9/30/22(3)	1,000		1,131
Banco de Credito del Peru
144A 250%, 4/1/23(3)	657		671
144A 6.125%, 4/24/27(2)(3)	1,095		1,191
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	1,060		1,166
144A 6.625%, 3/19/29(2)(3)	395		427
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	900	BRL	265
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,023
Bank of America Corp. 4.200%, 8/26/24	1,140		1,179
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		924
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	1,015		1,051
Barclays Bank plc 144A 5.926%(2)(3)(5)(6)	600		624
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	1,300		1,158
Citizens Financial Group, Inc. 144A 5.500%(2)(3)(5)	525		525
Corporate Office Properties LP 3.600%, 5/15/23	950		922
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	720		738
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090		929
Discover Financial Services, Inc. 3.950%, 11/6/24	1,250		1,288
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915		910
E*Trade Financial Corp. 5.375%, 11/15/22	965		1,020
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		826
Excel Trust LP 4.625%, 5/15/24	230		241
First Cash Financial Services, Inc. 6.750%, 4/1/21	530		549
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,160		1,297
FS Investment Corp. 4.250%, 1/15/20	785		798
General Motors Financial Co., Inc. 4.750%, 8/15/17	1,535		1,623

	PAR VALUE		VALUE
Financials—continued
Genworth Holdings, Inc. 4.900%, 8/15/23	$1,170		$1,006
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	755		774
5.375%, 11/1/23	25		26
Hertz Corp. (The) 6.250%, 10/15/22	440		457
HSBC Finance Corp. 6.676%, 1/15/21	500		594
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	1,130		1,201
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	65		66
6.000%, 8/1/20	370		384
5.875%, 2/1/22	755		778
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	940		1,008
iStar Financial, Inc. 5.000%, 7/1/19	940		944
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	1,085		1,058
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		728
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425		443
Leucadia National Corp. 5.500%, 10/18/23	575		593
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		289
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		223
Morgan Stanley
144A 10.090%, 5/3/17(3)	2,400	BRL	728
Series H, 5.450%, 12/29/49(2)	925		933
MPT Operating Partnership LP 5.500%, 5/1/24	325		347
Navient LLC 5.500%, 1/25/23	850		810
Nordea Bank AB 144A 4.250%, 9/21/22(3)	1,360		1,438
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	875		829
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315		1,391
Progressive Corp. (The) 6.700%, 6/15/37(2)	1,200		1,265
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,155		2,341
5.625%, 6/15/43(2)(6)	450		477
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	1,000		1,099

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Royal Bank of Scotland Group plc (The)
6.400%, 10/21/19	$370	$428
7.648%(2)(5)(6)	550	696
Sabra Health Care LP 5.500%, 2/1/21	615	657
Santander Bank NA 8.750%, 5/30/18	400	472
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(12)	255	267
Select Income REIT 4.500%, 2/1/25	900	901
Springleaf Finance Corp. 5.250%, 12/15/19	950	942
SunTrust Bank, Inc. 5.400%, 4/1/20	250	279
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740	770
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,285	1,321
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)	450	230
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	500	419
Voya Financial, Inc. 5.650%, 5/15/53(2)	1,380	1,449
Walter Investment Management Corp. 7.875%, 12/15/21	1,100	990
WideOpenWest Finance LLC 10.250%, 7/15/19	490	529
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	685	650

		62,951

Health Care—4.3%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	300	302
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(12)	200	204
Catamaran Corp. 4.750%, 3/15/21	585	652
Centene Corp. 4.750%, 5/15/22	715	743
Community Health Systems, Inc. 6.875%, 2/1/22	525	561
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	710	631
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	935	957

	PAR VALUE	VALUE
Health Care—continued
Endo Finance LLC 144A 5.375%, 1/15/23(3)	$660	$660
HCA, Inc.
6.500%, 2/15/20	990	1,115
5.375%, 2/1/25	255	268
HealthSouth Corp. 5.750%, 11/1/24	900	941
IASIS Healthcare LLC 8.375%, 5/15/19	545	568
LifePoint Hospitals, Inc. 5.500%, 12/1/21	435	458
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	360	372
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	595	618
Select Medical Corp. 6.375%, 6/1/21	905	900
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	912	923
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	550	557
4.750%, 6/1/20	1,150	1,171
6.000%, 10/1/20	180	191
4.500%, 4/1/21	470	462
8.125%, 4/1/22	770	851
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	255	269
144A 7.500%, 7/15/21(3)	130	141
144A 5.625%, 12/1/21(3)	140	142
144A 5.500%, 3/1/23(3)	220	224
VRX Escrow Corp.
144A 5.875%, 5/15/23(3)	705	724
144A 6.125%, 4/15/25(3)	145	151

		15,756

Industrials—5.3%
ADT Corp. (The) 6.250%, 10/15/21	1,130	1,206
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	925	984
Air Canada
144A 6.750%, 10/1/19(3)	1,050	1,125
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	1,424	1,488
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	210	206
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	900	932
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	87	87
00-1, A 8.707%, 1/2/19	108	110
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	804	825
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	1,440	1,368

	PAR VALUE	VALUE
Industrials—continued
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	$885	$894
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	430	439
Carpenter Technology Corp. 5.200%, 7/15/21	600	649
Continental Airlines Pass-Through-Trust
00-1, A1 8.048%, 11/1/20	769	870
01-1, A1 6.703%, 6/15/21	235	251
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	453
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	600	614
Lender Processing Services, Inc. 5.750%, 4/15/23	1,000	1,060
Masco Corp.
5.950%, 3/15/22	640	718
4.450%, 4/1/25	320	330
Masonite International Corp. 144A 5.625%, 3/15/23(3)	195	201
Nortek, Inc. 8.500%, 4/15/21	845	908
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	413	449
Penske Truck Leasing Co. LP (Penske Truck Lease Finance Corp.) 144A 3.375%, 2/1/22(3)	350	350
Rexel SA 144A 5.250%, 6/15/20(3)	1,130	1,191
Spirit AeroSystems, Inc. 5.250%, 3/15/22	250	261
TransDigm, Inc. 6.000%, 7/15/22	900	903
United Rentals North America, Inc. 5.500%, 7/15/25	565	578

		19,450

Information Technology—2.4%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	870	868
Equinix, Inc. 4.875%, 4/1/20	465	482
First Data Corp.
144A 8.250%, 1/15/21(3)	475	514
11.750%, 8/15/21	1,854	2,153
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	745	700
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	1,050	1,061

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
KLA-Tencor Corp. 4.650%, 11/1/24	$905	$951
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	540	543
QualityTech LP (QTS Finance Corp.) 144A 5.875%, 8/1/22(3)	75	77
SunGard Data Systems, Inc. 6.625%, 11/1/19	715	739
VeriSign, Inc. 4.625%, 5/1/23	810	812

		8,900

Materials—6.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,573
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	1,700	1,717
Cascades, Inc. 144A 5.500%, 7/15/22(3)	1,100	1,121
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	976	1,087
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	445
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	550	529
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	910	905
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	470	399
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	835	891
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	250	250
Hexion U.S. Finance Corp. 6.625%, 4/15/20	580	534
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	920	912
Methanex Corp. 4.250%, 12/1/24	930	942
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	580	589
Rayonier AM Products, Inc. 144A 5.500%, 6/1/24(3)	555	479
Sappi Papier Holding GmbH
144A 8.375%, 6/15/19(3)	440	475
144A 6.625%, 4/15/21(3)	1,710	1,802
Sealed Air Corp. 144A 4.875%, 12/1/22(3)	980	1,002
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	425	431
Tronox Finance LLC 6.375%, 8/15/20	950	933
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	695	678

	PAR VALUE		VALUE
Materials—continued
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	$155		$157
United States Steel Corp. 6.875%, 4/1/21	1,360		1,346
Vale Overseas Ltd. 4.375%, 1/11/22	1,355		1,303
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	745		756
144A 6.000%, 1/31/19(3)	720		645

			21,901

Telecommunication Services—3.3%
Altice Financing SA 144A 6.625%, 2/15/23(3)	720		745
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	316
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	880		956
CenturyLink, Inc. Series V 5.625%, 4/1/20	975		1,027
Comcel Trust 144A 6.875%, 2/6/24(3)	475		507
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	1,100		1,107
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	430		449
Frontier Communications Corp. 6.250%, 9/15/21	1,045		1,053
Level 3 Financing, Inc. 7.000%, 6/1/20	935		1,003
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	400		425
Sprint Communications, Inc. 6.000%, 11/15/22	935		892
T-Mobile USA, Inc.
6.125%, 1/15/22	540		559
6.500%, 1/15/24	380		398
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25	425		425
West Corp. 144A 5.375%, 7/15/22(3)	1,005		988
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	460		462
Windstream Corp. 7.750%, 10/15/20	780		802

			12,114

Utilities—1.6%
AmeriGas Partners LP 7.000%, 5/20/22	770		830
Calpine Corp. 144A 6.000%, 1/15/22(3)	40		43

	PAR VALUE	VALUE
Utilities—continued
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)	$410	$433
144A 7.625%, 11/1/24(3)	230	242
Electricite de France SA 144A 5.250%(2)(3)(5)(6)	1,360	1,419
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	375	453
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	500	534
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	795	941
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	625	619
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	370	385
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15(11)	200	18

		5,917
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $222,538)		219,073

LOAN AGREEMENTS(2)—11.1%

Consumer Discretionary—2.8%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	740	743
Affinity Gaming LLC 5.250%, 11/9/17	541	547
Aristocrat Leisure Ltd. 4.750%, 10/20/21	537	541
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	344	346
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 1.500%, 3/1/17(10)	512	473
Tranche B-7, 1.500%, 1/28/18(10)	102	94
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	354	316
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	692	671
Delta 2 (Lux) S.A.R.L. Second Lien, 0.000%, 7/29/22(8)	405	403
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.928%, 1/30/19	808	770

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Key Safety Systems, Inc. 4.750%, 8/29/21	$442	$444
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	941	945
Marina District Finance Co., Inc. 6.500%, 8/15/18	357	360
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,047	1,054
PetSmart, Inc. 5.000%, 3/11/22	154	155
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	559	563
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	380	373
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	1,088	967
U.S. Farathane Corp. 6.750%, 12/23/21	373	377

		10,142

Consumer Staples—0.2%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	672	679

Energy—1.2%
Arch Coal, Inc. 6.250%, 5/16/18	1,106	859
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	649	605
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	567	475
Expro Finservices S.A.R.L. 5.750%, 9/2/21	459	393
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	861	634
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	520	466
Seadrill Operating LP 4.000%, 2/21/21	505	403
Templar Energy LLC Second Lien, 8.500%, 11/25/20	925	633

		4,468

Financials—0.3%
Altisource Solutions S.A.R.L. Tranche B, 0.000%, 12/9/20(8)	426	315

	PAR VALUE	VALUE
Financials—continued
Capital Automotive LP Second Lien, 6.000%, 4/30/20	$450	$459
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	342	315

		1,089

Health Care—1.4%
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	263	266
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	909	905
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	315	317
Second Lien, 0.000%, 1/2/19(8)	571	575
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	583	586
MMM Holdings, Inc. 9.750%, 12/12/17	261	232
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	190	169
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	509	511
Pharmedium Healthcare Corp. Second Lien, 7.750%, 1/28/22	187	187
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	831	835
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	95	95
Second Lien, 8.500%, 11/3/21	288	285

		4,963

Industrials—1.7%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	93	94
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	1,013	1,014
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	550	541
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	712	715
DynCorp International, Inc. 6.250%, 7/7/16	386	385
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	740	745

	PAR VALUE	VALUE
Industrials—continued
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	$35	$35
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	532	532
Landmark U.S. Member LLC (LM U.S. Corp. Acquisition, Inc ) Second Lien 8.250%, 1/25/21	725	721
Navistar, Inc. Tranche B, 5.750%, 8/17/17	729	734
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	730	713

		6,229

Information Technology—2.8%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	599	601
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	673	673
Blue Coat Systems, Inc.
4.000%, 5/31/19	555	556
Second Lien, 9.500%, 6/26/20	1,410	1,441
Deltek, Inc. Second Lien, 0.000%, 10/10/19(8)	695	703
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	393	372
First Data Corp. 3.674%, 3/23/18	1,349	1,350
Infinity Acquisition Ltd. 4.250%, 8/6/21	356	355
Kronos, Inc. Second Lien, 9.750%, 4/30/20	1,241	1,272
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	371	370
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	1,323	1,316
Presidio Holdings Ltd. Tranche B, 6.250%, 2/2/22	900	899
Riverbed Technologies, Inc. 0.000%, 2/25/22(8)	409	413

		10,321

Materials—0.6%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	320	290
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	630	630

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
INEOS U.S. Finance LLC 0.000%, 3/11/22(8)	$57		$57
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,293		1,209

			2,186

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	186		186
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.662%, 10/10/17(11)	375		226

			412
TOTAL LOAN AGREEMENTS (Identified Cost $41,983)			40,489

	SHARES
PREFERRED STOCKS—2.9%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	905	(9)	907

Financials—2.5%
Ally Financial, Inc. Series A, 8.500%(2)	20,000		533
Ally Financial, Inc. Series G, 7.000%	321		328
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	265	(9)	274
Citigroup, Inc. Series J, 7.125%	46,600		1,288
Citigroup, Inc. Series N, 5.800%(2)	1,065	(9)	1,070
General Electric Capital Corp. Series B 6.25%(2)	700	(9)	787
General Electric Capital Corp. Series C, 5.25%(2)	600	(9)	617
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	635	(9)	653
JPMorgan Chase & Co. Series V, 5.000%(2)	285	(9)	280
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(9)	941
SunTrust Bank, Inc. 5.625%(2)(6)	260	(9)	265

	SHARES		VALUE
Financials—continued
Wells Fargo & Co. Series K, 7.980%(2)	950	(9)	$1,040
Zions Bancorp Series 6.950%	38,525		1,063

			9,139

Industrials—0.1%
Seaspan Corp. Series C, 9.500%	20,000		535
TOTAL PREFERRED STOCKS (Identified Cost $9,938)			10,581

COMMON STOCK—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	446		16
TOTAL COMMON STOCK (Identified Cost $4)			16

EXCHANGE-TRADED FUND—0.5%
SPDR S&P 500® ETF Trust Series 1	9,500		1,961
TOTAL EXCHANGE-TRADED FUND (Identified Cost $1,799)			1,961
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $370,085)			361,685	(13)

SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,880,569		1,881
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,881)			1,881
TOTAL INVESTMENTS—99.2% (Identified Cost $371,966)			363,566	(1)
Other assets and liabilities, net—0.8%			3,082

NET ASSETS—100.0%			$366,648

Abbreviations:

ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $138,492 or 37.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default.
(11)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(12)	100% of the income received was in cash.
(13)	A portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	72%
Canada	3
Luxembourg	3
Mexico	2
United Kingdom	2
Brazil	1
Cayman Islands	1
Other	16
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$20,261	$—	$20,261	$—
Corporate Bonds and Notes	219,073	—	219,073	—
Foreign Government Securities	21,235	—	21,235	—
Loan Agreements	40,489	—	40,489	—
Mortgage-Backed Securities	40,719	—	40,719	—
Municipal Bonds	711	—	711	—
U.S. Government Securities	6,639	—	6,639	—
Equity Securities:				—
Common Stock	16	—	—	16
Exchange-Traded Fund	1,961	1,961	—	—
Preferred Stocks	10,581	3,419	7,162	—
Short-Term Investment	1,881	1,881	—	—

Total Investments	$363,566	$7,261	$356,289	$16

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stocks
Investments in Securities
Balance as of September 30, 2014:	$24
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(c)	(8)
Purchases	—
Sales(b)	—
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2015	$16

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations on investments still held as of March 31, 2015. The change in unrealized appreciation (depreciation) on investments still held on March 31, 2015 was $(14).

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES—6.4%

Consumer Discretionary—1.1%
American Axle & Manufacturing, Inc. 5.125%, 2/15/19	$835		$864
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	905		940
Boyd Gaming Corp. 9.125%, 12/1/18	1,150		1,205
Cleopatra Finance Ltd. 144A 5.625%, 2/15/20(3)	1,200		1,175
DR Horton, Inc. 4.000%, 2/15/20	390		396
iHeartCommunications, Inc. 10.000%, 1/15/18	1,365		1,165
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	950		1,021
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	185		191
Numericable Group SA 144A 4.875%, 5/15/19(3)	755		754
ServiceMaster Co. 7.000%, 8/15/20	484		517
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	445		454

			8,682

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	880		895
Spectrum Brands, Inc. 6.375%, 11/15/20	715		762

			1,657

Energy—0.3%
California Resources Corp. 144A 5.000%, 1/15/20(3)	1,335		1,212
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	182		174
FTS International, Inc. 144A 6.250%, 5/1/22(3)	825		610
PHI, Inc. 5.250%, 3/15/19	450		409

			2,405

Financials—1.2%
Aircastle Ltd.
4.625%, 12/15/18	1,305		1,361
6.250%, 12/1/19	1,190		1,312
Ally Financial, Inc. 4.125%, 3/30/20	1,055		1,051
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	1,300	BRL	383
iStar Financial, Inc.
4.875%, 7/1/18	1,415		1,427
5.000%, 7/1/19	865		868

	PAR VALUE	VALUE
Financials—continued
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(4)	$335	$351
Springleaf Finance Corp. 5.250%, 12/15/19	2,510	2,488

		9,241

Health Care—0.7%
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(3)(4)	350	356
Community Health Systems, Inc. 5.125%, 8/15/18	1,055	1,091
HCA, Inc. 4.250%, 10/15/19	920	945
Salix Pharmaceuticals Ltd. 144A 6.500%, 1/15/21(3)	180	200
Tenet Healthcare Corp.
144A 5.000%, 3/1/19(3)	415	413
6.000%, 10/1/20	435	462
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(3)	965	1,019
VRX Escrow Corp. 144A 5.375%, 3/15/20(3)	750	760

		5,246

Industrials—0.4%
Air Canada 144A 6.750%, 10/1/19(3)	965	1,034
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	460	452
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	126	127
United Rentals, Inc. 7.375%, 5/15/20	1,000	1,085

		2,698

Information Technology—0.5%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	2,180	2,174
First Data Corp. 11.750%, 8/15/21	1,331	1,546

		3,720

Materials—1.5%
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	400	403
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	3,200	3,232
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	1,499	1,670
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	750	637

	PAR VALUE	VALUE
Materials—continued
Hexion U.S. Finance Corp.
8.875%, 2/1/18	$1,375	$1,217
6.625%, 4/15/20	1,370	1,260
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	1,130	1,120
United States Steel Corp. 6.875%, 4/1/21	1,235	1,222
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	685	695

		11,456

Telecommunication Services—0.3%
Frontier Communications Corp. 6.250%, 9/15/21	1,085	1,093
Level 3 Financing, Inc. 7.000%, 6/1/20	1,105	1,185

		2,278

Utilities—0.2%
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	1,510	1,495
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $49,221)		48,878

LOAN AGREEMENTS(2)—92.8%

Consumer Discretionary—27.5%
Acosta, Inc. 5.000%, 9/26/21	2,261	2,287
Advantage Sales & Marketing, Inc.
First Lien 4.250%, 7/23/21	1,855	1,856
Second Lien, 7.500%, 7/25/22	2,530	2,539
Affinity Gaming LLC 5.250%, 11/9/17	971	981
Allison Transmission Tranche B-3, 3.750%, 8/23/19	648	649
Aristocrat Leisure Ltd. 4.750%, 10/20/21	3,346	3,369
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	4,702	4,717
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	1,971	1,982
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/16(7)	943	879
Tranche B-6, 1.500%, 3/1/17(7)	3,558	3,283
Tranche B-7, 1.500%, 1/28/18(7)	2,220	2,034
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	3,070	2,912
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	3,511	3,127

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	$3,654	$3,544
Cequel Communications LLC 3.500%, 2/14/19	1,655	1,659
Charter Communications Operations LLC Tranche F, 3.000%, 1/3/21	6,211	6,201
Chrysler Group LLC
Tranche B, 3.500%, 5/24/17	3,638	3,645
Tranche B, 3.250%, 12/31/18	2,586	2,588
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	2,560	2,572
Cooper-Standard Automotive, Inc. 4.000%, 4/4/21	3,755	3,751
CSC Holdings, Inc. Tranche B, 2.678%, 4/17/20	2,432	2,425
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	3,556	3,500
Delta 2 (Lux) S.A.R.L.
Tranche B-3, 4.750%, 7/30/21	3,813	3,797
Second Lien, 7.750%, 7/29/22	1,297	1,291
Federal-Mogul Corp. Tranche C, 4.750%, 4/15/21	4,229	4,224
General Nutrition Center Tranche B, 3.250%, 3/4/19	2,029	2,017
Golden Nugget, Inc.
0.000%, 11/21/19(6)	1,026	1,034
Delayed Draw 5.500%, 11/21/19	440	443
Hilton Worldwide Finance LLC 3.500%, 10/26/20	15,426	15,464
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.928%, 1/30/19	13,633	12,990
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	2,838	2,831
KAR Auction Services, Inc. Tranche B-2, 3.500%, 3/11/21	2,581	2,593
Key Safety Systems, Inc. 4.750%, 8/29/21	2,041	2,053
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	4,223	3,969
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	4,229	4,212
Libbey Glass, Inc. 3.750%, 4/9/21	3,527	3,519
Marina District Finance Co., Inc. 6.500%, 8/15/18	1,100	1,108
MCC LLC (Mediacom Broadband Group)
Tranche H, 3.250%, 1/29/21	1,965	1,951
Tranche J, 3.750%, 6/30/21	930	929
Tranche G, 3.750%, 6/30/21	2,330	2,332
Media General, Inc. Tranche B, 4.250%, 7/31/20	4,442	4,468

	PAR VALUE	VALUE
Consumer Discretionary—continued
MGM Resort International Tranche B 3.500%, 12/20/19	$5,755	$5,744
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	2,933	2,940
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,174	3,156
MPG Holding Co., Inc. 4.250%, 10/20/21	1,661	1,672
Numericable SFR
Tranche B-1, 4.500%, 5/21/20	1,309	1,314
Tranche B-2, 4.500%, 5/21/20	1,142	1,146
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	864	866
Penn National Gaming, Inc. Tranche B, 3.250%, 10/30/20	2,963	2,963
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	2,278	2,292
PetSmart, Inc. 5.000%, 3/11/22	1,120	1,130
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	3,729	3,733
Regal Cinemas Corp. 0.000%, 3/25/22(6)	317	318
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	2,800	2,810
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	949	946
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	5,919	5,910
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	1,476	1,485
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	2,610	2,618
SRAM LLC First Lien, 4.000%, 4/10/20	2,484	2,484
Station Casinos LLC Tranche B, 4.250%, 3/2/20	3,024	3,036
Transtar Holding Co.
First Lien, 5.750%, 10/9/18	1,429	1,409
Second Lien, 10.000%, 10/9/19	460	452
Tribune Co. 4.000%, 12/27/20	5,847	5,860
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	2,674	2,377
U.S. Farathane Corp. 6.750%, 12/23/21	1,241	1,255
Univision Communications, Inc.
First Lien, 4.000%, 3/1/20	4,419	4,417
4.000%, 3/1/20	7,627	7,620

	PAR VALUE	VALUE
Consumer Discretionary—continued
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	$3,288	$3,288
Ziggo B.V.
Tranche B-2, 2.750%, 1/15/22	901	897
Tranche B-1 3.500%, 1/15/22	1,398	1,391
Tranche B-3, 3.500%, 1/15/22	1,482	1,474

		208,728

Consumer Staples—4.7%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	3,032	3,062
ARAMARK Corp.
Tranche E, 3.250%, 9/6/19	4,323	4,339
Tranche F, 3.250%, 2/24/21	988	988
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 3.500%, 7/23/21	1,083	1,079
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19	1,978	1,904
Second Lien, 8.750%, 12/21/20	520	476
Del Monte Corp. First Lien, 4.250%, 2/18/21	950	907
Dole Food Co., Inc. Tranche B, 4.500%, 11/1/18	1,908	1,917
Heinz (H.J.) Co. Tranche B-2, 3.250%, 6/5/20	8,709	8,736
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	4,007	4,089
Prestige Brands Tranche B-2, 4.500%, 9/3/21	275	276
Reynolds Group Holdings, Inc. 0.000%, 12/1/18(6)	3,988	4,011
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	101	102
Tranche 2, Second Lien, 4.875%, 6/21/21	1,417	1,422
Spectrum Brands, Inc. Tranche C, 3.500%, 9/4/19	1,970	1,975

		35,283

Energy—3.7%
Arch Coal, Inc. 6.250%, 5/16/18	3,344	2,595
Azure Midstream 7.500%, 11/15/18	1,839	1,753
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	2,739	2,553
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	1,517	1,271

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Expro Finservices S.A.R.L. 5.750%, 9/2/21	$1,534	$1,314
Fieldwood Energy LLC
Closing Date Loan, 3.875%, 9/28/18	851	797
Closing Date Loan, Second Lien, 8.375%, 9/30/20	2,613	1,925
FTS International, Inc. 5.750%, 4/16/21	791	621
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	2,860	2,562
MEG Energy Corp. 3.750%, 3/31/20	1,931	1,855
Ocean Rig 6.000%, 3/31/21	2,955	2,268
Paragon Offshore Finance Co. 3.750%, 7/16/21	1,725	1,200
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	1,290	644
Seadrill Operating LP 4.000%, 2/21/21	6,307	5,028
Templar Energy LLC Second Lien, 8.500%, 11/25/20	3,000	2,054

		28,440

Financials—5.6%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	2,224	1,648
Asurion LLC
Tranche B-1, 5.000%, 5/24/19	2,167	2,176
Tranche B-2, 4.250%, 7/8/20	1,474	1,473
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,510	1,518
Second Lien, 6.000%, 4/30/20	1,828	1,865
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	991	983
Delos Finance S.A.R.L. 3.500%, 3/6/21	4,026	4,037
Home Loan Servicing Solutions Ltd. 4.500%, 6/26/20	3,930	3,851
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	370	380
National Financial Partners LLC 4.500%, 7/1/20	2,813	2,812
Realogy Corp. Extended LOC, 0.029%, 10/10/16	205	203
Tranche B, 3.750%, 3/5/20	7,414	7,417
Starwood Property Trust, Inc. First Lien, 3.500%, 4/17/20	3,313	3,287

	PAR VALUE	VALUE
Financials—continued
Trans Union LLC 2014 Replacement, 4.000%, 4/9/21	$5,240	$5,247
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	6,056	5,573

		42,470

Health Care—14.1%
Accellent, Inc. First Lien, 4.500%, 3/12/21	2,482	2,469
Akorn, Inc. 4.500%, 4/16/21	4,229	4,255
American Renal Holdings, Inc.
Tranche B, First Lien, 4.500%, 8/20/19	2,442	2,445
Second Lien, 8.500%, 3/20/20	2,390	2,379
Amneal Pharmaceuticals LLC 5.000%, 11/1/19	2,839	2,861
AmSurg Corp. 3.750%, 7/16/21	1,198	1,202
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	788	792
Second Lien, 11.000%, 1/2/19	268	270
Capsugel Holdings US, Inc. 3.500%, 8/1/18	3,977	3,980
CHG Healthcare Services, Inc. Second Lien, 4.250%, 11/19/19	2,076	2,086
CHS (Community Health Systems, Inc.) 3.428%, 12/31/18	1,298	1,300
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	3,711	3,734
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,131	3,143
Devix Topco (F/K/A Rexam Healthcare) 4.250%, 5/3/21	1,872	1,879
Emdeon, Inc.
3.750%, 11/2/18	498	498
Tranche B-2, 3.750%, 11/2/18	3,027	3,037
Endo Luxembourg Finance S.A.R.L. Tranche B, 3.250%, 3/1/21	916	918
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	3,664	3,681
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,981	1,988
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	5,304	5,297
INC Research, LLC 4.500%, 11/15/21	1,578	1,592

	PAR VALUE	VALUE
Health Care—continued
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	$2,887	$2,902
Kinetic Concepts, Inc.
Tranche E-2, 4.000%, 11/4/16	933	933
Tranche E-1, 4.500%, 5/4/18	574	577
Mallinckrodt International Finance S.A.
Tranche B, 3.250%, 3/19/21	2,761	2,759
Tranche B-1, 3.500%, 3/19/21	291	291
MMM Holdings, Inc. 9.750%, 12/12/17	389	346
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	283	251
Multiplan, Inc. Tranche B-1, 3.750%, 3/31/21	3,332	3,326
National Mentor Holdings, Inc. Tranche B, 0.000%, 1/31/21(6)	1,073	1,074
National Surgical Hospitals, Inc. Tranche B-2, 5.250%, 8/1/19	1,396	1,405
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	2,782	2,752
NVA Holdings, Inc.
First Lien, 0.000%, 8/14/21(6)	541	542
Second Lien 8.000%, 8/14/22	986	990
Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/21	3,327	3,300
Par Pharmaceutical Tranche B-2, 4.000%, 9/30/19	1,733	1,733
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 4.000%, 12/5/18	1,955	1,959
PharMEDium Healthcare Corp.
First Lien, 4.250%, 1/28/21	2,396	2,382
Second Lien, 7.750%, 1/28/22	540	540
PRA Holdings, Inc. Tranche B-1, 4.500%, 9/23/20	2,407	2,417
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	4,494	4,515
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	3,915	3,934
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	654	658
Second Lien, 8.500%, 11/3/21	1,693	1,677
Surgical Care Affiliates, Inc. 4.250%, 3/17/22	733	737
U.S. Renal Care, Inc. Tranche B-2, First Lien, 4.250%, 7/3/19	2,996	3,006
United Surgical Partners Tranche B 4.750%, 4/3/19	2,068	2,071

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Valeant Pharmaceuticals International, Inc.
Series D-2, Tranche B, 3.500%, 2/13/19	$2,158	$2,165
Series C2, Tranche B, 3.030%, 12/11/19	2	2
Series E1, Tranche B, 3.500%, 8/5/20	3,981	3,988
0.000%, 3/11/22(6)	2,237	2,249
0.000%, 3/11/22(6)	1,713	1,723

		107,010

Industrials—11.7%
Air Canada 5.500%, 9/26/19	2,243	2,275
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	110	110
Allied Security Holdings LLC
First Lien, 4.250%, 2/12/21	1,384	1,380
Second Lien, 8.000%, 8/13/21	688	688
American Airlines, Inc.
Tranche B, 3.750%, 6/27/19	7,522	7,529
Tranche B, 2014 4.250%, 10/10/21	2,015	2,030
Brickman Group Holdings, Inc. First Lien, 4.000%, 12/18/20	3,840	3,830
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	2,899	2,852
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	2,373	2,343
CHG Healthcare Services, Inc. Second Lien, 9.000%, 11/19/20	1,201	1,206
DynCorp International, Inc. 6.250%, 7/7/16	2,372	2,363
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	2,075	2,088
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	2,140	2,159
Tranche B-4, 6.000%, 8/4/19	1,271	1,280
HD Supply, Inc. Term Loan 2014, 0.000%, 6/28/18(6)	4,085	4,097
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	149	150
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	3,287	3,284
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.)
First Lien, 4.750%, 10/25/19	2,832	2,840
4.750%, 10/25/19	112	113

	PAR VALUE	VALUE
Industrials—continued
Second Lien 8.250%, 1/25/21	$970	$965
Mcjunkin Red Man Corp. 5.000%, 11/8/19	1,536	1,484
Navistar, Inc. Tranche B, 5.750%, 8/17/17	1,319	1,328
Nortek, Inc. 3.500%, 10/30/20	3,949	3,932
OPE USIC Holdings, Inc. 4.000%, 7/10/20	2,017	2,010
Quikrete Co., Inc. First Lien, 4.000%, 9/28/20	2,829	2,845
Rexnord LLC Tranche B, 4.000%, 8/21/20	4,925	4,932
Sedgwick Claims Management Services, Inc.
First Lien, 3.750%, 3/1/21	4,831	4,780
Second Lien, 6.750%, 2/28/22	2,510	2,454
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	4,898	4,890
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	7,884	7,882
Tranche D, 3.750%, 6/4/21	2,655	2,653
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21	4,277	4,302
Waste Industries USA, Inc. 4.250%, 2/27/20	2,196	2,206

		89,280

Information Technology—11.6%
Allflex Holdings III, Inc.
First Lien, 4.250%, 7/17/20	4,925	4,937
Second Lien, 8.000%, 7/19/21	789	792
Applied Systems, Inc.
First Lien, 4.250%, 1/25/21	589	589
Second Lien, 7.500%, 1/24/22	1,916	1,916
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	3,065	3,076
Blue Coat Systems, Inc.
4.000%, 5/31/19	2,972	2,975
Second Lien, 9.500%, 6/26/20	2,154	2,201
CCC Information Services 4.000%, 12/20/19	2,891	2,886
CDW LLC 3.250%, 4/29/20	8,194	8,129
Deltek, Inc. Second Lien, 10.000%, 10/10/19	2,629	2,659
Evergreen Skills Lux S.A.R.L.
First Lien, 5.750%, 4/28/21	2,781	2,754
Second Lien, 9.250%, 4/28/22	1,015	960

	PAR VALUE	VALUE
Information Technology—continued
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	$3,656	$3,678
First Data Corp.
2018 First Lien 3.674%, 3/23/18	12,370	12,382
Second Lien 2018 3.674%, 9/24/18	2,156	2,157
Infinity Acquisition Ltd. 4.250%, 8/6/21	2,585	2,573
Infor (U.S.), Inc.
Tranche B-3, 3.750%, 6/3/20	4,397	4,359
Tranche B-5, 3.750%, 6/3/20	3,526	3,499
Interactive Data Corp. 4.750%, 5/2/21	3,184	3,202
Kronos, Inc. Second Lien, 9.750%, 4/30/20	4,447	4,560
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	1,901	1,900
Mitchell International, Inc.
4.500%, 10/13/20	3,354	3,362
Second Lien, 8.500%, 10/11/21	3,057	3,040
Presidio Holdings Ltd. Tranche B, 6.250%, 2/2/22	3,300	3,296
Riverbed Technologies, Inc. 0.000%, 2/25/22(6)	2,175	2,199
WP Mustang Holdings LLC First Lien 5.500%, 5/29/21	4,203	4,230

		88,311

Materials—6.6%
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	5,910	5,905
Anchor Glass Container Corp. Tranche B, 4.250%, 6/30/21	5,018	5,038
Ardagh Packaging Finance plc 4.000%, 12/17/19	867	872
AZ Chem US, Inc. First Lien, 4.500%, 6/11/21	1,616	1,622
Berlin Packaging, Inc. S.A.R.L. First Lien, 4.500%, 10/1/21	1,837	1,844
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	4,555	4,550
Tranche E, 3.750%, 1/6/21	1,843	1,846
CEMEX Espana S.A. Tranche A-1, 4.677%, 2/14/17	432	433
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	4,934	4,470
Huntsman International LLC 3.750%, 10/1/21	3,990	4,009

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—continued
Ineos Group Holdings, Inc. 3.750%, 5/4/18	$9,045	$8,998
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	2,241	2,095
Solenis International LP First Lien, 4.250%, 7/31/21	2,332	2,321
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,340	1,339
W.R. Grace & Co.
Delayed Draw, 2.750%, 2/3/21	1,244	1,246
2.750%, 2/3/21	3,458	3,462

		50,050

Telecommunication Services—4.2%
Crown Castle Operating Co. Tranche B-2, 3.000%, 1/31/21	2,644	2,641
Global Tel*Link Corp.
First Lien, 5.000%, 5/23/20	1,832	1,813
Second Lien, 9.000%, 11/23/20	660	648
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	3,875	3,888
Tranche B, 2020 4.000%, 1/15/20	3,388	3,400
Tranche B, 2022 4.500%, 1/31/22	3,343	3,366
SBA Communications Tranche B-1A, 3.250%, 3/24/21	3,758	3,742
Securus Technologies Holdings, Inc. First Lien, 4.750%, 4/30/20	2,364	2,336
West Corp. Tranche B-10, 3.250%, 6/30/18	2,203	2,202

	PAR VALUE	VALUE
Telecommunication Services—continued
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	$3,196	$3,202
XO Communications LLC 4.250%, 3/20/21	4,688	4,705

		31,943

Utilities—3.1%
Atlantic Power LP 4.750%, 2/24/21	1,098	1,104
Calpine Construction Finance Co. LP
Tranche B-1, 3.000%, 5/3/20	5,073	5,015
Tranche B-2, 3.250%, 1/31/22	3,837	3,808
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	2,842	2,882
Tranche C, First Lien 5.000%, 12/17/21	125	127
NRG Energy, Inc. 2.750%, 7/1/18	5,320	5,311
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.662%, 10/10/17(5)	9,165	5,519

		23,766
TOTAL LOAN AGREEMENTS (Identified Cost $714,622)		705,281
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified Cost $763,843)		754,159	(8)
TOTAL INVESTMENTS—99.2% (Identified Cost $763,843)		754,159	(1)
Other assets and liabilities, net—0.8%		6,028

NET ASSETS—100.0%		$760,187

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $23,646 or 3.1% of net assets.
(4)	100% of the income received was in cash.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(7)	Security in default.
(8)	All or a portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements and leverage.

Foreign Currency:

BRL	Brazilian Real

Country Weightings†
United States	91%
Luxembourg	3
Canada	2
Australia	1
Netherlands	1
United Kingdom	1
Other	1
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$48,878	$48,878
Loan Agreements	705,281	705,281

Total Investments	$754,159	$754,159

There are no Level 1 (quoted Prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—35.8%
Amazon.com, Inc.(2)	2,278	$848
AMC Networks, Inc. Class A(2)	11,354	870
American Eagle Outfitters, Inc.	50,154	857
Apollo Group, Inc. Class A(2)	30,365	574
AutoNation, Inc.(2)	13,542	871
Buckle, Inc. (The)(3)	16,489	842
Cabela’s, Inc.(2)	14,885	833
Cablevision Systems Corp. Class A(3)	46,073	843
Carnival Corp.	18,765	898
CBS Corp. Class B	13,651	828
Choice Hotels International, Inc.	13,286	851
Columbia Sportswear Co.	14,267	869
Comcast Corp. Class A	14,812	836
Dick’s Sporting Goods, Inc.	14,561	830
Dillard’s, Inc. Class A	6,232	851
Discovery Communications, Inc. Class C(2)	27,370	807
DISH Network Corp. Class A(2)	11,808	827
DreamWorks Animation SKG, Inc. Class A(2)	37,469	907
DSW, Inc. Class A	22,751	839
Expedia, Inc.	8,931	841
Federal-Mogul Corp.(2)	66,191	881
Fossil Group, Inc.(2)	10,295	849
Gap, Inc. (The)	19,717	854
Garmin Ltd.	17,370	825
Horton (D.R.), Inc.	31,111	886
Hyatt Hotels Corp. Class A	14,706	871
International Speedway Corp. Class A	26,422	862
Jarden Corp.	16,025	848
L Brands, Inc.	9,064	855
Lands’ End, Inc.(2)	23,887	857
Las Vegas Sands Corp.	15,301	842
Lennar Corp. Class A	16,891	875
Liberty Broadband Corp.(2)	15,634	885
Liberty Global plc Class C(2)	16,795	837
Liberty Interactive Corp. Class A(2)	28,844	842
Liberty Media Corp.(2)	21,986	840
Liberty Tripadvisor Holdings, Class A(2)	26,630	847
Liberty Ventures Class A(2)	20,408	857
Madison Square Garden Co. (The)(2)	10,544	893
Marriott International, Inc. Class A	10,367	833
Marriott Vacations Worldwide Corp.	10,286	834
MGM Resorts International(2)	38,588	811
Mohawk Industries, Inc.(2)	4,695	872
Morningstar, Inc.	11,316	848
News Corp. Class A(2)	50,782	813
NIKE, Inc. Class B	8,464	849
Nordstrom, Inc.	10,444	839
Papa John’s International, Inc.	13,225	817
Penn National Gaming, Inc.(2)	52,905	828

	SHARES	VALUE
Consumer Discretionary—continued
Penske Automotive Group, Inc.	16,707	$860
Ralph Lauren Corp.	6,377	839
Restaurant Brands International, Inc.	21,696	833
Sears Holdings Corp.(2)(3)	20,445	846
Sears Hometown and Outlet Stores, Inc.(2)	97,068	749
Starbucks Corp.	8,699	824
Starz – Liberty Capital Class A(2)	24,709	850
Tesla Motors, Inc.(2)(3)	4,228	798
Twenty-First Century Fox, Inc. Class A	24,290	822
Under Armour, Inc. Class A(2)	10,464	845
Urban Outfitters, Inc.(2)	18,467	843
Viacom, Inc. Class B	12,341	843
Wendy’s Co. (The)	75,910	827
Wynn Resorts Ltd.	6,581	828

		52,979

Consumer Staples—4.6%
Boston Beer Co., Inc. (The) Class A(2)	3,147	841
Brown-Forman Corp. Class B	9,711	877
Estee Lauder Cos., Inc. (The) Class A	10,231	851
HRG Group, Inc.(2)	69,282	865
Lancaster Colony Corp.	9,095	866
Monster Beverage Corp.(2)	6,150	851
PriceSmart, Inc.	10,401	884
Tootsie Roll Industries, Inc.(3)	25,080	851

		6,886

Energy—7.1%
Chesapeake Energy Corp.(3)	59,762	846
Clayton Williams Energy, Inc.(2)	18,546	939
Continental Resources, Inc.(2)	21,855	954
CVR Energy, Inc.	20,408	869
Exterran Holdings, Inc.	26,526	891
Halcon Resources Corp.(2)(3)	516,553	796
Hess Corp.	12,515	849
RPC, Inc.	69,730	893
Talisman Energy, Inc.	111,115	853
Transocean Ltd.(3)	57,473	843
W&T Offshore, Inc.(3)	169,094	864
Western Refining, Inc.	17,016	841

		10,438

Financials—18.2%
Altisource Portfolio Solutions SA(2)(3)	59,623	767
American Financial Group, Inc.	13,167	845
AmTrust Financial Services, Inc.	14,700	838
Berkley (W.R.) Corp.	16,768	847
Berkshire Hathaway, Inc. Class B(2)	5,902	852
BOK Financial Corp.	14,084	862
Boston Properties, Inc.	5,923	832

	SHARES	VALUE
Financials—continued
Brown & Brown, Inc.	25,818	$855
Charles Schwab Corp. (The)	28,600	871
Cohen & Steers, Inc.	19,640	804
Credit Acceptance Corp.(2)	4,409	860
Erie Indemnity Co. Class A	9,537	832
Equity Lifestyle Properties, Inc.	15,086	829
Equity Residential	10,548	821
First Citizens BancShares, Inc. Class A	3,289	854
Franklin Resources, Inc.	16,138	828
Gaming and Leisure Properties, Inc.	23,045	850
Greenlight Capital Re Ltd. Class A(2)	26,225	834
Hilltop Holdings, Inc.(2)	42,991	836
Host Hotels & Resorts, Inc.	40,315	814
Howard Hughes Corp. (The)(2)	5,620	871
Leucadia National Corp.	36,986	824
Loews Corp.	20,983	857
Mercury General Corp.	14,754	852
Ocwen Financial Corp.(2)(3)	96,767	798
Raymond James Financial, Inc.	14,837	842
Simon Property Group, Inc.	4,330	847
Taubman Centers, Inc.	10,724	827
Urban Edge Properties	35,062	831
Vornado Realty Trust	7,575	848
WisdomTree Investments, Inc.	39,221	842
WP GLIMCHER, Inc.	50,342	837

		26,807

Health Care—4.6%
Akorn, Inc.(2)	17,721	842
Bruker Corp.(2)	45,454	839
Cerner Corp.(2)	11,519	844
Halozyme Therapeutics, Inc.(2)	61,389	877
Hologic, Inc.(2)	26,148	863
MannKind Corp.(2)(3)	161,957	842
OPKO Health, Inc.(2)(3)	57,774	819
Pharmacyclics, Inc.(2)	3,305	846

		6,772

Industrials—10.9%
Air Lease Corp.	22,178	837
American Railcar Industries, Inc.	16,849	838
Cintas Corp.	10,176	831
Colfax Corp.(2)	17,583	839
Covanta Holding Corp.	37,607	844
Danaher Corp.	9,908	841
FedEx Corp.	5,037	833
Grainger (W.W.), Inc.	3,638	858
Heartland Express, Inc.	34,788	827
Hertz Global Holdings, Inc.(2)	40,393	876
Illinois Tool Works, Inc.	8,741	849
Manitowoc Co., Inc. (The)	40,931	882
MasTec, Inc.(2)	42,424	819
MSC Industrial Direct Co., Inc. Class A	11,637	840
Navistar International Corp.(2)(3)	29,947	883
Rollins, Inc.	34,402	851

See Notes to Financial Statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Timken Co. (The)	20,608	$868
Werner Enterprises, Inc.	26,453	831
XPO Logistics, Inc.(2)	18,496	841

		16,088

Information Technology—12.5%
Amkor Technology, Inc.(2)	92,780	820
Anixter International, Inc.(2)	11,125	847
Broadcom Corp. Class A(2)	19,128	828
eBay, Inc.(2)	14,336	827
EchoStar Corp. Class A(2)	16,526	855
Facebook, Inc. Class A(2)	9,985	821
Google, Inc. Class C(2)	1,494	819
IAC/InterActiveCorp.	12,581	849
Intuit, Inc.	8,555	829
Marvell Technology Group Ltd.	55,139	810
National Instruments Corp.	25,977	832
Nuance Communications, Inc.(2)	60,130	863
Oracle Corp.	19,504	842
Paychex, Inc.(2)	16,626	825
Pegasystems, Inc.(2)	39,498	859
Rackspace Hosting, Inc.(2)	16,164	834
RealPage, Inc.(2)	42,320	852
Salesforce.com, Inc.(2)	12,643	845
SS&C Technologies Holdings, Inc.	13,692	853
Syntel, Inc.(2)	16,243	840
TeleTech Holdings, Inc.	34,110	868
Yahoo!, Inc.(2)	19,189	853

		18,471

	SHARES	VALUE
Materials—5.2%
Airgas, Inc.	8,078	$857
Huntsman Corp.	39,681	880
LyondellBasell Industries N.V. Class A	9,903	870
NewMarket Corp.	1,840	879
Novagold Resources, Inc.(2)(3)	271,743	804
Scotts Miracle-Gro Co. (The) Class A	12,751	857
Silgan Holdings, Inc.	14,586	848
Timkensteel Corp.	31,436	832
Westlake Chemical Corp.	12,709	914

		7,741

Utilities—0.6%
Solarcity Corp.(2)(3)	16,539	848
TOTAL COMMON STOCKS (Identified Cost $132,456)		147,030
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $132,456)		147,030

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	809,860	810
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $810)		810

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—7.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(4)	11,250,799	$11,251
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $11,251)		11,251
TOTAL INVESTMENTS—107.6% (Identified Cost $144,517)		159,091	(1)
Other assets and liabilities, net—(7.6)%		(11,212)

NET ASSETS—100.0%		$147,879

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$147,030	$147,030
Securities Lending Collateral	11,251	11,251
Short-Term Investments	810	810

Total Investments	$159,091	$159,091

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Bond Fund	CA Tax-Exempt Bond		Essential Resources Fund

Assets
Investment in securities at value(1)	$77,241	$32,645		$4,884
Foreign currency at value(2)	—	—		366
Cash	42	1,626		—
Receivables
Investment securities sold	307	—		—
Fund shares sold	491	41		—
Receivable from adviser	—	—		1
Dividends and interest receivable	768	397		6
Tax reclaims	—	—		—	(4)
Prepaid expenses	24	13		—
Prepaid trustee retainer	1	—	(4)	—

Total assets	78,874	34,722		5,257

Liabilities
Payables
Fund shares repurchased	39	28		—
Investment securities purchased	688	—		359
Dividend distributions	31	15		—
Investment advisory fees	14	4		—
Distribution and service fees	18	5		—	(4)
Administration fees	8	4		—	(4)
Transfer agent fees and expenses	19	4		—	(4)
Trustees’ fees and expenses	— (4)	—	(4)	—	(4)
Professional fees	18	21		1
Other accrued expenses	4	—	(4)	1

Total liabilities	839	81		361

Net Assets	$78,035	$34,641		$4,896

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$81,517	$32,104		$5,000
Accumulated undistributed net investment income (loss)	(161)	20		4
Accumulated undistributed net realized gain (loss)	(4,307)	286		(3)
Net unrealized appreciation (depreciation) on investments	986	2,231		(105)

Net Assets	$78,035	$34,641		$4,896

Class A
Net asset value (net assets/shares outstanding) per share	$11.32	$12.22		$9.79
Maximum offering price per share NAV/(1–2.75%)	$—	$12.57		$—
Maximum offering price per share NAV/(1–3.75%)	$11.76	$—		$—
Maximum offering price per share NAV/(1–5.75%)	$—	$—		$10.39
Shares of beneficial interest outstanding, $1.00 par value, unlimited authorization	4,504,635	1,930,778		10,000
Net Assets	$50,976	$23,593		$98
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$11.03	$—		$—
Shares of beneficial interest outstanding, no par value(3), unlimited authorization	15,435	—		—
Net Assets	$171	$—		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.07	$—		$9.79
Shares of beneficial interest outstanding, no par value(3), unlimited authorization	861,163	—		10,000
Net Assets	$9,536	$—		$98
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.49	$12.19		$9.79
Shares of beneficial interest outstanding, no par value(3), unlimited authorization	1,510,728	906,122		480,000
Net Assets	$17,352	$11,048		$4,700

(1) Investment in securities at cost	$76,457	$30,414		$4,985
(2) Foreign currency at cost	—	—		370
(3) All Funds with the exception of the Bond Fund have no par value. Bond Fund has a par value of $1.00.
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	High Yield Fund	Low Volatility Equity Fund		Multi-Sector Intermediate Bond Fund

Assets
Investment in securities at value(1)	$106,097	$5,117		$363,566
Foreign currency at value(2)	—	—		2
Cash	89	9		391
Receivables
Investment securities sold	262	—		5,668
Fund shares sold	153	—	(4)	956
Receivable from adviser	—	1		—
Dividends and interest receivable	1,559	—	(4)	4,660
Tax reclaims	— (4)	—		1
Prepaid expenses	30	14		56
Prepaid trustee retainer	1	—	(4)	2

Total assets	108,191	5,141		375,302

Liabilities
Written options(3)	—	1		—
Payables
Fund shares repurchased	117	—		1,355
Investment securities purchased	2,059	—		6,591
Dividend distributions	67	—		277
Investment advisory fees	44	—		169
Distribution and service fees	22	2		108
Administration fees	10	1		38
Transfer agent fees and expenses	27	1		69
Trustees’ fees and expenses	— (4)	—		— (4)
Professional fees	22	13		22
Other accrued expenses	4	—	(4)	25

Total liabilities	2,372	18		8,654

Net Assets	$105,819	$5,123		$366,648

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$130,428	$4,878		$380,651
Accumulated undistributed net investment income (loss)	(35)	5		145
Accumulated undistributed net realized gain (loss)	(23,974)	(86)		(5,614)
Net unrealized appreciation (depreciation) on investments	(600)	326		(8,534)

Net Assets	$105,819	$5,123		$366,648

Class A
Net asset value (net assets/shares outstanding) per share	$4.24	$11.77		$10.24
Maximum offering price per share NAV/(1–3.75%)	$4.41	$—		$10.64
Maximum offering price per share NAV/(1–5.75%)	$—	$12.49		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	22,346,002	177,888		11,643,441
Net Assets	$94,828	$2,094		$119,218
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$4.13	$—		$10.21
Shares of beneficial interest outstanding, no par value, unlimited authorization	16,523	—		371,388
Net Assets	$68	$—		$3,791
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$4.18	$11.67		$10.33
Shares of beneficial interest outstanding, no par value, unlimited authorization	953,234	120,551		9,096,413
Net Assets	$3,982	$1,407		$93,952
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—	$—		$10.29
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—		10,400
Net Assets	$—	$—		$107
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$4.24	$11.80		$10.24
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,635,807	137,476		14,600,595
Net Assets	$6,941	$1,622		$149,580

(1) Investment in securities at cost	$106,697	$4,795		$371,966
(2) Foreign currency at cost	—	—		2
(3) Written options premiums received	—	5		—
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Senior Floating Rate Fund	Wealth Masters Fund

Assets
Investment in securities at value(1)(2)	$754,159	$159,091
Cash	15,163	— (3)
Receivables
Investment securities sold	5,684	11,678
Fund shares sold	1,379	761
Dividends and interest receivable	3,358	151
Prepaid expenses	45	28
Prepaid trustee retainer	5	1

Total assets	779,793	171,710

Liabilities
Payables
Fund shares repurchased	2,442	329
Investment securities purchased	9,859	12,029
Borrowings (Note 12)	6,000	—
Collateral on securities loaned	—	11,251
Dividend distributions	429	—
Investment advisory fees	387	107
Distribution and service fees	190	46
Administration fees	79	16
Transfer agent fees and expenses	91	33
Trustees’ fees and expenses	1	—
Professional fees	10	16
Interest payable on line of credit	13	—
Other accrued expenses	105	4

Total liabilities	19,606	23,831

Net Assets	$760,187	$147,879

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$775,709	$133,570
Accumulated undistributed net investment income (loss)	165	(45)
Accumulated undistributed net realized gain (loss)	(6,003)	(220)
Net unrealized appreciation (depreciation) on investments	(9,684)	14,574

Net Assets	$760,187	$147,879

Class A
Net asset value (net assets/shares outstanding) per share	$9.63	$15.17
Maximum offering price per share NAV/(1–2.75%)	$9.90	$—
Maximum offering price per share NAV/(1–5.75%)	$—	$16.10
Shares of beneficial interest outstanding, no par value, unlimited authorization	30,076,959	4,117,410
Net Assets	$289,758	$62,461
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.65	$14.96
Shares of beneficial interest outstanding, no par value, unlimited authorization	15,701,654	2,564,116
Net Assets	$151,445	$38,356
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.62	$15.21
Shares of beneficial interest outstanding, no par value, unlimited authorization	33,143,126	3,093,557
Net Assets	$318,984	$47,062

(1) Investment in securities at cost	$763,843	$144,517
(2) Market value of securities on loan	—	10,829
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Bond Fund	CA Tax-Exempt Bond	Essential Resources Fund(2)
Investment Income
Dividends	$15	$—	$6
Interest	1,633	695	—
Foreign taxes withheld	(1)	—	(1)

Total investment income	1,647	695	5

Expenses
Investment advisory fees	173	77	1
Service fees, Class A	65	28	—	(1)
Distribution and service fees, Class B	1	—	—
Distribution and service fees, Class C	40	—	—	(1)
Administration fees	45	20	—	(1)
Transfer agent fees and expenses	53	16	—	(1)
Registration fees	27	14	1
Printing fees and expenses	4	2	—	(1)
Custodian fees	3	1	—	(1)
Professional fees	16	22	1
Trustees’ fees and expenses	1	1	—	(1)
Miscellaneous expenses	3	1	—	(1)

Total expenses	431	182	3
Less expenses reimbursed and/or waived by investment adviser	(96)	(51)	(2)

Net expenses	335	131	1

Net investment income (loss)	1,312	564	4

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,153)	293	(1)
Net realized gain (loss) on foreign currency transactions	(4)	—	(2)
Net change in unrealized appreciation (depreciation) on investments	527	(3)	(101)
Net change in unrealized appreciation (depreciation) on foreign currency translation	2	—	(4)

Net gain (loss) on investments	(628)	290	(108)

Net increase (decrease) in net assets resulting from operations	$684	$854	$(104)

(1) Amount is less than $500.

(2) From inception date March 26, 2015

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	High Yield Fund	Low Volatility Equity Fund	Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$41	$45	$126
Interest	2,708	—	10,965
Foreign taxes withheld	—	—	(8)

Total investment income	2,749	45	11,083

Expenses
Investment advisory fees	276	18	1,003
Service fees, Class A	92	2	149
Distribution and service fees, Class B	— (1)	—	23
Distribution and service fees, Class C	20	5	474
Administration fees	50	2	216
Transfer agent fees and expenses	63	2	201
Registration fees	30	18	38
Printing fees and expenses	5	— (1)	16
Custodian fees	2	— (1)	12
Professional fees	19	10	20
Trustees’ fees and expenses	2	— (1)	7
Miscellaneous expenses	5	2	16

Total expenses	564	59	2,175
Less expenses reimbursed and/or waived by investment adviser	(70)	(27)	—

Net expenses	494	32	2,175

Net investment income (loss)	2,255	13	8,908

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,064)	32	(6,112)
Net realized gain (loss) on foreign currency transactions	—	—	(64)
Net realized gain (loss) on written options	—	(66)	—
Net change in unrealized appreciation (depreciation) on investments	(711)	(10)	(6,511)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	13
Net change in unrealized appreciation (depreciation) on written options	—	4	—

Net gain (loss) on investments	(1,775)	(40)	(12,674)

Net increase (decrease) in net assets resulting from operations	$480	$(27)	$(3,766)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Senior Floating Rate Fund	Wealth Masters Fund
Investment Income
Dividends	$—	$1,038
Interest	21,473	—
Security lending	—	298
Foreign taxes withheld	—	(1)

Total investment income	21,473	1,335

Expenses
Investment advisory fees	2,457	602
Service fees, Class A	347	74
Distribution and service fees, Class C	811	173
Administration fees	485	84
Transfer agent fees and expenses	342	107
Interest expense and fees	306	—
Registration fees	48	32
Printing fees and expenses	37	6
Custodian fees	11	1
Professional fees	20	15
Trustees’ fees and expenses	18	3
Miscellaneous expenses	172	3

Total expenses	5,054	1,100
Less expenses reimbursed and/or waived by investment adviser	—	(4)

Total expenses	5,054	1,096

Net investment income (loss)	16,419	239

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(5,799)	2,436
Net realized gain (loss) on foreign currency transactions	— (1)	—
Net change in unrealized appreciation (depreciation) on investments	(514)	6,499
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)	—

Net gain (loss) on investments	(6,313)	8,935

Net increase (decrease) in net assets resulting from operations	$10,106	$9,174

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Bond Fund		CA Tax-Exempt Bond
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,312	$3,270	$564	$1,502
Net realized gain (loss)	(1,157)	386	293	1,095
Net change in unrealized appreciation (depreciation)	529	1,221	(3)	1,137

Increase (decrease) in net assets resulting from operations	684	4,877	854	3,734

From Distributions to Shareholders
Net investment income, Class A	(999)	(2,272)	(380)	(757)
Net investment income, Class B	(3)	(11)	—	—
Net investment income, Class C	(126)	(214)	—	—
Net investment income, Class I	(341)	(759)	(210)	(724)
Net realized short-term gains, Class A	—	—	(21)	(7)
Net realized short-term gains, Class I	—	—	(10)	(8)
Net realized long-term gains, Class A	—	—	(707)	(437)
Net realized long-term gains, Class I	—	—	(354)	(501)

Decrease in net assets from distributions to shareholders	(1,469)	(3,256)	(1,682)	(2,434)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(2,115)	(4,781)	2,416	(1,622)
Change in net assets from share transactions, Class B	(61)	(175)	—	—
Change in net assets from share transactions, Class C	3,326	(620)	—	—
Change in net assets from share transactions, Class I	1,051	(5,975)	(129)	(15,134)

Increase (decrease) in net assets from share transactions	2,201	(11,551)	2,287	(16,756)

Net increase (decrease) in net assets	1,416	(9,930)	1,459	(15,456)

Net Assets
Beginning of period	76,619	86,549	33,182	48,638

End of period	$78,035	$76,619	$34,641	$33,182

Accumulated undistributed net investment income (loss) at end of period	$(161)	$(4)	$20	$46

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Essential Resources	High Yield Fund
	From Inception March 26, 2015 to March 31, 2015 (Unaudited)	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4	$2,255	$5,019
Net realized gain (loss)	(3)	(1,064)	2,456
Net change in unrealized appreciation (depreciation)	(105)	(711)	(680)

Increase (decrease) in net assets resulting from operations	(104)	480	6,795

From Distributions to Shareholders
Net investment income, Class A	—	(2,090)	(4,402)
Net investment income, Class B	—	(2)	(5)
Net investment income, Class C	—	(100)	(170)
Net investment income, Class I	—	(211)	(333)

Decrease in net assets from distributions to shareholders	—	(2,403)	(4,910)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	100	25,402	(10,859)
Change in net assets from share transactions, Class B	—	(34)	(28)
Change in net assets from share transactions, Class C	100	50	697
Change in net assets from share transactions, Class I	4,800	1,018	211

Increase (decrease) in net assets from share transactions	5,000	26,436	(9,979)

Net increase (decrease) in net assets	4,896	24,513	(8,094)

Net Assets
Beginning of period	—	81,306	89,400

End of period	$4,896	$105,819	$81,306

Accumulated undistributed net investment income (loss) at end of period	$4	$(35)	$113

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Low Volatility Equity Fund		Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$13	$12	$8,908	$17,646
Net realized gain (loss)	(34)	(44)	(6,176)	4,281
Net change in unrealized appreciation (depreciation)	(6)	297	(6,498)	(614)

Increase (decrease) in net assets resulting from operations	(27)	265	(3,766)	21,313

From Distributions to Shareholders
Net investment income, Class A	(7)	(1)	(2,928)	(7,869)
Net investment income, Class B	—	—	(94)	(260)
Net investment income, Class C	(2)	(1)	(1,946)	(3,889)
Net investment income, Class R6	—	—	(2)	—
Net investment income, Class I	(6)	(13)	(3,738)	(4,673)
Net realized short-term gains, Class A	—	—	—	(1,570)
Net realized short-term gains, Class B	—	—	—	(63)
Net realized short-term gains, Class C	—	—	—	(905)
Net realized short-term gains, Class I	—	—	—	(823)
Net realized long-term gains, Class A	—	—	(1,309)	(1,696)
Net realized long-term gains, Class B	—	—	(51)	(68)
Net realized long-term gains, Class C	—	—	(1,051)	(968)
Net realized long-term gains, Class R6	—	—	(1)	—
Net realized long-term gains, Class I	—	—	(1,616)	(865)

Decrease in net assets from distributions to shareholders	(15)	(15)	(12,736)	(23,649)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	1,647	316	5,180	(65,126)
Change in net assets from share transactions, Class B	—	—	(1,355)	(2,224)
Change in net assets from share transactions, Class C	1,127	138	2,123	(7,973)
Change in net assets from share transactions, Class R6	—	—	111	—
Change in net assets from share transactions, Class I	76	13	11,938	59,707

Increase (decrease) in net assets from share transactions	2,850	467	17,997	(15,616)

Net increase (decrease) in net assets	2,808	717	1,495	(17,952)

Net Assets
Beginning of period	2,315	1,598	365,153	383,105

End of period	$5,123	$2,315	$366,648	$365,153

Accumulated undistributed net investment income (loss) at end of period	$5	$7	$145	$(55)

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Senior Floating Rate Fund		Wealth Masters Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$16,419	$38,225	$239	$103
Net realized gain (loss)	(5,799)	2,023	2,436	51
Net change in unrealized appreciation (depreciation)	(514)	(9,946)	6,499	7,065

Increase (decrease) in net assets resulting from operations	10,106	30,302	9,174	7,219

From Distributions to Shareholders
Net investment income, Class A	(5,675)	(14,890)	(184)	—
Net investment income, Class C	(2,708)	(5,719)	—	—
Net investment income, Class I	(8,221)	(17,118)	(252)	(35)
Net realized short-term gains, Class A	(426)	—	(1,046)	(13)
Net realized short-term gains, Class C	(249)	—	(622)	(4)
Net realized short-term gains, Class I	(579)	—	(869)	(38)
Net realized long-term gains, Class A	(341)	—	(20)	(1)
Net realized long-term gains, Class C	(199)	—	(12)	(—	)(1)
Net realized long-term gains, Class I	(463)	—	(17)	(1)

Decrease in net assets from distributions to shareholders	(18,861)	(37,727)	(3,022)	(92)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(2,071)	(89,707)	3,930	48,771
Change in net assets from share transactions, Class C	(24,437)	(3,743)	6,320	28,200
Change in net assets from share transactions, Class I	(134,146)	79,900	(3,833)	(512)

Increase (decrease) in net assets from share transactions	(160,654)	(13,550)	6,417	76,459

Net increase (decrease) in net assets	(169,409)	(20,975)	12,569	83,586

Net Assets
Beginning of period	929,596	950,571	135,310	51,724

End of period	$760,187	$929,596	$147,879	$135,310

Accumulated undistributed net investment income (loss) at end of period	$165	$350	$(45)	$152

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Bond Fund
Class A
10/1/14 to 3/31/15(9)	$11.43	0.20	(0.09)	0.11	(0.22)	—	(0.22)	(0.11)	$11.32	0.95	%(4)	$50,976	0.85	%(3)	1.10	%(3)	3.50	%(3)	32	%(4)
10/1/13 to 9/30/14	11.21	0.47	0.22	0.69	(0.47)	—	(0.47)	0.22	11.43	6.18		53,603	0.85		1.10		4.08		38
10/1/12 to 9/30/13	11.61	0.43	(0.41)	0.02	(0.42)	—	(0.42)	(0.40)	11.21	0.17		57,286	0.85		1.07		3.75		107
10/1/11 to 9/30/12	10.96	0.35	0.67	1.02	(0.37)	—	(0.37)	0.65	11.61	9.34		67,804	0.85		1.02		3.12		210
10/1/10 to 9/30/11	11.18	0.46	(0.21)	0.25	(0.47)	—	(0.47)	(0.22)	10.96	2.39		64,449	0.85		1.04		4.16		169
10/1/09 to 9/30/10	10.57	0.46	0.62	1.08	(0.47)	—	(0.47)	0.61	11.18	10.42		67,147	0.84	(11)	0.98		4.26		160

Class B
10/1/14 to 3/31/15(9)	$11.14	0.15	(0.08)	0.07	(0.18)	—	(0.18)	(0.11)	$11.03	0.61	%(4)	$171	1.60	%(3)	1.85	%(3)	2.76	%(3)	32	%(4)
10/1/13 to 9/30/14	10.95	0.37	0.20	0.57	(0.38)	—	(0.38)	0.19	11.14	5.27		233	1.60		1.84		3.34		38
10/1/12 to 9/30/13	11.34	0.33	(0.38)	(0.05)	(0.34)	—	(0.34)	(0.39)	10.95	(0.50)		401	1.60		1.82		2.95		107
10/1/11 to 9/30/12	10.71	0.27	0.64	0.91	(0.28)	—	(0.28)	0.63	11.34	8.48		727	1.60		1.77		2.43		210
10/1/10 to 9/30/11	10.93	0.37	(0.20)	0.17	(0.39)	—	(0.39)	(0.22)	10.71	1.64		1,171	1.60		1.80		3.38		169
10/1/09 to 9/30/10	10.34	0.37	0.60	0.97	(0.38)	—	(0.38)	0.59	10.93	9.60		2,812	1.59	(11)	1.72		3.50		160

Class C
10/1/14 to 3/31/15(9)	$11.19	0.15	(0.09)	0.06	(0.18)	—	(0.18)	(0.12)	$11.07	0.51	%(4)	$9,536	1.60	%(3)	1.85	%(3)	2.73	%(3)	32	%(4)
10/1/13 to 9/30/14	10.99	0.37	0.21	0.58	(0.38)	—	(0.38)	0.20	11.19	5.34		6,315	1.60		1.85		3.33		38
10/1/12 to 9/30/13	11.38	0.34	(0.39)	(0.05)	(0.34)	—	(0.34)	(0.39)	10.99	(0.51)		6,825	1.60		1.82		2.99		107
10/1/11 to 9/30/12	10.75	0.26	0.65	0.91	(0.28)	—	(0.28)	0.63	11.38	8.55		8,756	1.60		1.77		2.36		210
10/1/10 to 9/30/11	10.96	0.37	(0.19)	0.18	(0.39)	—	(0.39)	(0.21)	10.75	1.63		7,984	1.60		1.79		3.41		169
10/1/09 to 9/30/10	10.37	0.37	0.60	0.97	(0.38)	—	(0.38)	0.59	10.96	9.57		8,663	1.59	(11)	1.73		3.50		160

Class I
10/1/14 to 3/31/15(9)	$11.59	0.22	(0.09)	0.13	(0.23)	—	(0.23)	(0.10)	$11.49	1.15	%(4)	$17,352	0.60	%(3)	0.85	%(3)	3.75	%(3)	32	%(4)
10/1/13 to 9/30/14	11.37	0.50	0.21	0.71	(0.49)	—	(0.49)	0.22	11.59	6.35		16,468	0.60		0.85		4.33		38
10/1/12 to 9/30/13	11.76	0.47	(0.41)	0.06	(0.45)	—	(0.45)	(0.39)	11.37	0.49		22,037	0.60		0.82		3.98		107
10/1/11 to 9/30/12	11.10	0.39	0.66	1.05	(0.39)	—	(0.39)	0.66	11.76	9.64		29,527	0.60		0.77		3.39		210
10/1/10 to 9/30/11	11.30	0.49	(0.19)	0.30	(0.50)	—	(0.50)	(0.20)	11.10	2.67		76,169	0.60		0.79		4.39		169
10/1/09 to 9/30/10	10.68	0.49	0.62	1.11	(0.49)	—	(0.49)	0.62	11.30	10.65		120,459	0.59	(11)	0.73		4.51		160
CA Tax-Exempt
Bond Fund
Class A
10/1/14 to 3/31/15(9)	$12.51	0.20	0.11	0.31	(0.21)	(0.39)	(0.60)	(0.29)	$12.22	2.49	%(4)	$23,593	0.85	%(3)	1.15	%(3)	3.22	%(3)	11	%(4)
10/1/13 to 9/30/14	12.10	0.43	0.64	1.07	(0.42)	(0.24)	(0.66)	0.41	12.51	9.16		21,729	0.85		1.11		3.49		7
10/1/12 to 9/30/13	12.96	0.43	(0.68)	(0.25)	(0.43)	(0.18)	(0.61)	(0.86)	12.10	(2.12)		22,612	0.85		1.04		3.39		22
10/1/11 to 9/30/12	12.30	0.46	0.68	1.14	(0.48)	—	(0.48)	0.66	12.96	9.40		28,803	0.85		1.04		3.65		16
10/1/10 to 9/30/11	12.34	0.48	(0.04)	0.44	(0.48)	—	(0.48)	(0.04)	12.30	3.75		29,688	0.85		1.05		4.04		12
10/1/09 to 9/30/10	12.29	0.48	0.04	0.52	(0.47)	—	(0.47)	0.05	12.34	4.43		31,945	0.85		1.03		3.94		10

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
CA Tax-Exempt
Bond Fund (Continued)
Class I
10/1/14 to 3/31/15(9)	$12.49	0.21	0.10	0.31	(0.22)	(0.39)	(0.61)	(0.30)	$12.19	2.54	%(4)	$11,048	0.60	%(3)	0.90	%(3)	3.47	%(3)	11	%(4)
10/1/13 to 9/30/14	12.09	0.45	0.64	1.09	(0.45)	(0.24)	(0.69)	0.40	12.49	9.36		11,453	0.60		0.83		3.74		7
10/1/12 to 9/30/13	12.95	0.46	(0.68)	(0.22)	(0.46)	(0.18)	(0.64)	(0.86)	12.09	(1.88)		26,026	0.60		0.79		3.65		22
10/1/11 to 9/30/12	12.29	0.49	0.68	1.17	(0.51)	—	(0.51)	0.66	12.95	9.68		28,639	0.60		0.79		3.90		16
10/1/10 to 9/30/11	12.33	0.51	(0.04)	0.47	(0.51)	—	(0.51)	(0.04)	12.29	4.01		27,417	0.60		0.80		4.29		12
10/1/09 to 9/30/10	12.28	0.51	0.04	0.55	(0.50)	—	(0.50)	0.05	12.33	4.69		28,169	0.60		0.78		4.19		10
Essential Resources
Fund
Class A
3/26/15(6) to 3/31/15(9)	$10.00	0.01	(0.22)	(0.21)	—	—	—	(0.21)	$9.79	(2.10	)%(4)	$98	1.65	%(3)	4.06	%(3)	5.51	%(3)	1	%(4)

Class C
3/26/15(6) to 3/31/15(9)	$10.00	0.01	(0.22)	(0.21)	—	—	—	(0.21)	$9.79	(2.10	)%(4)	$98	2.40	%(3)	4.81	%(3)	4.77	%(3)	1	%(4)

Class I
3/26/15(6) to 3/31/15(9)	$10.00	0.01	(0.22)	(0.21)	—	—	—	(0.21)	$9.79	(2.10	)%(4)	$4,700	1.40	%(3)	3.81	%(3)	5.81	%(3)	1	%(4)
High Yield Fund
Class A
10/1/14 to 3/31/15(9)	$4.35	0.11	(0.10)	0.01	(0.12)	—	(0.12)	(0.11)	$4.24	0.28	%(4)	$94,828	1.15	%(3)	1.31	%(3)	5.32	%(3)	39	%(4)
10/1/13 to 9/30/14	4.27	0.24	0.08	0.32	(0.24)	—	(0.24)	0.08	4.35	7.53		71,042	1.15		1.31		5.55		82
10/1/12 to 9/30/13	4.28	0.26	(0.01)	0.25	(0.26)	—	(0.26)	(0.01)	4.27	5.98		80,155	1.15		1.31		6.05		100
10/1/11 to 9/30/12	3.85	0.28	0.44	0.72	(0.29)	—	(0.29)	0.43	4.28	19.19		98,701	1.15		1.31		6.82		92
10/1/10 to 9/30/11	4.17	0.29	(0.32)	(0.03)	(0.29)	—	(0.29)	(0.32)	3.85	(0.82)		86,530	1.21	(7)	1.35		6.93		106
10/1/09 to 9/30/10	3.89	0.31	0.28	0.59	(0.31)	—	(0.31)	0.28	4.17	15.43		101,326	1.35		1.35	(3)	7.69		92

Class B
10/1/14 to 3/31/15(9)	$4.24	0.10	(0.10)	—	(0.11)	—	(0.11)	(0.11)	$4.13	(0.08	)%(4)	$68	1.90	%(3)	2.07	%(3)	4.59	%(3)	39	%(4)
10/1/13 to 9/30/14	4.17	0.21	0.07	0.28	(0.21)	—	(0.21)	0.07	4.24	6.68		106	1.90		2.07		4.80		82
10/1/12 to 9/30/13	4.19	0.23	(0.02)	0.21	(0.23)	—	(0.23)	(0.02)	4.17	5.06		131	1.90		2.05		5.31		100
10/1/11 to 9/30/12	3.77	0.24	0.44	0.68	(0.26)	—	(0.26)	0.42	4.19	18.46		307	1.90		2.06		6.07		92
10/1/10 to 9/30/11	4.08	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)	(0.31)	3.77	(1.66)		404	1.96	(7)	2.10		6.17		106
10/1/09 to 9/30/10	3.82	0.27	0.27	0.54	(0.28)	—	(0.28)	0.26	4.08	14.65		663	2.10		2.10	(3)	6.95		92

Class C
10/1/14 to 3/31/15(9)	$4.28	0.10	(0.09)	0.01	(0.11)	—	(0.11)	(0.10)	$4.18	0.15	%(4)	$3,982	1.90	%(3)	2.07	%(3)	4.59	%(3)	39	%(4)
10/1/13 to 9/30/14	4.21	0.21	0.07	0.28	(0.21)	—	(0.21)	0.07	4.28	6.60		4,038	1.90		2.07		4.79		82
10/1/12 to 9/30/13	4.23	0.23	(0.02)	0.21	(0.23)	—	(0.23)	(0.02)	4.21	5.00		3,302	1.90		2.06		5.31		100
10/1/11 to 9/30/12	3.80	0.25	0.44	0.69	(0.26)	—	(0.26)	0.43	4.23	18.59		2,944	1.90		2.07		6.07		92
10/1/10 to 9/30/11	4.11	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)	(0.31)	3.80	(1.65)		2,028	1.95	(7)	2.10		6.18		106
10/1/09 to 9/30/10	3.85	0.27	0.27	0.54	(0.28)	—	(0.28)	0.26	4.11	14.53		2,119	2.10		2.10	(3)	6.93		92

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
High Yield Fund
(Continued)
Class I
10/1/14 to 3/31/15(9)	$4.35	0.12	(0.10)	0.02	(0.13)		—	(0.13)	(0.11)	$4.24	0.40	%(4)	$6,941	0.90	%(3)	1.07	%(3)	5.60	%(3)	39	%(4)
10/1/13 to 9/30/14	4.27	0.26	0.07	0.33	(0.25)		—	(0.25)	0.08	4.35	7.80		6,120	0.90		1.07		5.80		82
10/1/12 to 9/30/13	4.28	0.27	(0.01)	0.26	(0.27)		—	(0.27)	(0.01)	4.27	6.25		5,812	0.90		1.05		6.37		100
8/8/12(6) to 9/30/12	4.23	0.04	0.06	0.10	(0.05)		—	(0.05)	0.05	4.28	2.37	(4)	102	0.90	(3)	1.08	(3)	6.86	(3)	92	(4)
Low Volatility Equity Fund
Class A
10/1/14 to 3/31/15(9)	$11.71	0.05	0.05	0.10	(0.04)		—	(0.04)	0.06	$11.77	0.86	%(4)	$2,094	1.55	%(3)	2.82	%(3)	0.84	%(3)	0	%(4)
10/1/13 to 9/30/14	10.24	0.06	1.50	1.56	(0.09)		—	(0.09)	1.47	11.71	15.23		485	1.55		6.15		0.56		3
6/11/13(6) to 9/30/13	10.00	0.06	0.18	0.24	—		—	—	0.24	10.24	2.40	(4)	136	1.55	(3)	7.66	(3)	2.00	(3)	0

Class C
10/1/14 to 3/31/15(9)	$11.64	0.02	0.03	0.05	(0.02)		—	(0.02)	0.03	$11.67	0.40	%(4)	$1,407	2.30	%(3)	3.62	%(3)	0.39	%(3)	0	%(4)
10/1/13 to 9/30/14	10.21	(0.02)	1.50	1.48	(0.05)		—	(0.05)	1.43	11.64	14.47		291	2.30		6.72		(0.19)		3
6/11/13(6) to 9/30/13	10.00	0.03	0.18	0.21	—		—	—	0.21	10.21	2.10	(4)	130	2.30	(3)	8.49	(3)	0.99	(3)	0

Class I
10/1/14 to 3/31/15(9)	$11.73	0.05	0.07	0.12	(0.05)		—	(0.05)	0.07	$11.80	1.00	%(4)	$1,622	1.30	%(3)	2.88	%(3)	0.79	%(3)	0	%(4)
10/1/13 to 9/30/14	10.25	0.07	1.51	1.58	(0.10)		—	(0.10)	1.48	11.73	15.45		1,539	1.30		5.32		0.67		3
6/11/13(6) to 9/30/13	10.00	0.07	0.18	0.25	—		—	—	0.25	10.25	2.50	(4)	1,332	1.30	(3)	7.51	(3)	2.23	(3)	0
Multi-Sector Intermediate
Bond Fund
Class A
10/1/14 to 3/31/15(9)	$10.70	0.26	(0.61)	(0.35)	(—	)(5)	(0.11)	(0.11)	(0.46)	$10.24	(0.85	)%(4)	$119,218	1.09	%(3)	1.09	%(3)	4.99	%(3)	30	%(4)
10/1/13 to 9/30/14	10.77	0.54	0.11	0.65	(0.52)		(0.20)	(0.72)	(0.07)	10.70	6.18		119,423	1.11		1.11		5.00		54
10/1/12 to 9/30/13	11.15	0.57	(0.28)	0.29	(0.55)		(0.12)	(0.67)	(0.38)	10.77	2.59		184,524	1.10		1.10		5.13		77
10/1/11 to 9/30/12	10.24	0.62	0.93	1.55	(0.64)		—	(0.64)	0.91	11.15	15.51		196,554	1.13		1.13		5.73		76
10/1/10 to 9/30/11	10.77	0.66	(0.47)	0.19	(0.72)		—	(0.72)	(0.53)	10.24	1.58		137,395	1.16		1.16		6.07		45
10/1/09 to 9/30/10	9.96	0.67	0.79	1.46	(0.65)		—	(0.65)	0.81	10.77	15.14		125,962	1.16		1.16		6.46		74

Class B
10/1/14 to 3/31/15(9)	$10.67	0.21	(0.56)	(0.35)	(—	)(5)	(0.11)	(0.11)	(0.46)	$10.21	(1.22	)%(4)	$3,791	1.82	%(3)	1.82	%(3)	4.15	%(3)	30	%(4)
10/1/13 to 9/30/14	10.74	0.46	0.11	0.57	(0.44)		(0.20)	(0.64)	(0.07)	10.67	5.40		5,360	1.86		1.86		4.26		54
10/1/12 to 9/30/13	11.12	0.49	(0.28)	0.21	(0.47)		(0.12)	(0.59)	(0.38)	10.74	1.83		7,603	1.85		1.85		4.39		77
10/1/11 to 9/30/12	10.22	0.54	0.92	1.46	(0.56)		—	(0.56)	0.90	11.12	14.59		9,974	1.88		1.88		5.02		76
10/1/10 to 9/30/11	10.75	0.58	(0.47)	0.11	(0.64)		—	(0.64)	(0.53)	10.22	0.82		10,685	1.91		1.91		5.31		45
10/1/09 to 9/30/10	9.95	0.59	0.79	1.38	(0.58)		—	(0.58)	0.80	10.75	14.20		13,590	1.91		1.91		5.72		74

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Multi-Sector Intermediate
Bond Fund (Continued)
Class C
10/1/14 to 3/31/15(9)	$10.79	0.22	(0.57)	(0.35)	(—	)(5)	(0.11)			(0.11)	(0.46)	$10.33	(1.21	)%(4)	$93,952	1.84	%(3)	1.84	%(3)	4.24	%(3)	30	%(4)
10/1/13 to 9/30/14	10.86	0.47	0.10	0.57	(0.44)		(0.20)			(0.64)	(0.07)	10.79	5.33		96,072	1.86		1.86		4.25		54
10/1/12 to 9/30/13	11.23	0.49	(0.27)	0.22	(0.47)		(0.12)			(0.59)	(0.37)	10.86	1.90		104,591	1.85		1.85		4.39		77
10/1/11 to 9/30/12	10.31	0.54	0.94	1.48	(0.56)		—			(0.56)	0.92	11.23	14.65		108,595	1.88		1.88		4.98		76
10/1/10 to 9/30/11	10.84	0.58	(0.47)	0.11	(0.64)		—			(0.64)	(0.53)	10.31	0.80		70,735	1.91		1.91		5.32		45
10/1/09 to 9/30/10	10.02	0.59	0.80	1.39	(0.57)		—			(0.57)	0.82	10.84	14.29		62,214	1.91		1.91		5.71		74

Class R6
11/17/14(6) to 3/31/15(9)	$10.67	0.21	(0.53)	(0.32)	(—	)(5)	(0.11)			(0.11)	(0.43)	$10.24	(1.01	)%(4)	$107	0.79	%(3)	0.79	%(3)	5.30	%(3)	30	%(4)

Class I
10/1/14 to 3/31/15(9)	$10.71	0.27	(0.63)	(0.36)	(—	)(5)	(0.11)			(0.11)	(0.47)	$10.24	(0.82	)%(4)	$149,580	0.84	%(3)	0.84	%(3)	5.24	%(3)	30	%(4)
10/1/13 to 9/30/14	10.77	0.57	0.12	0.69	(0.55)		(0.20)			(0.75)	(0.06)	10.71	6.54		144,298	0.86		0.86		5.24		54
10/1/12 to 9/30/13	11.15	0.60	(0.28)	0.32	(0.58)		(0.12)			(0.70)	(0.38)	10.77	2.85		86,387	0.85		0.85		5.38		77
10/1/11 to 9/30/12	10.24	0.64	0.93	1.57	(0.66)		—			(0.66)	0.91	11.15	15.80		74,847	0.88		0.88		5.93		76
10/1/10 to 9/30/11	10.76	0.69	(0.46)	0.23	(0.75)		—			(0.75)	(0.52)	10.24	1.93		22,408	0.91		0.91		6.32		45
10/1/09(6) to 9/30/10	9.95	0.70	0.79	1.49	(0.68)		—			(0.68)	0.81	10.76	15.41	(4)	7,633	0.91	(3)	0.91	(3)	6.78	(3)	74
Senior Floating
Rate Fund
Class A
10/1/14 to 3/31/15(9)	$9.72	0.19	(0.05)	0.14	(0.20)		(0.03)		—	(0.23)	(0.09)	$9.63	1.40	%(4)	$289,758	1.20	%(3)(12)	1.20	%(3)	4.05	%(3)	10	%(4)
10/1/13 to 9/30/14	9.79	0.37	(0.07)	0.30	(0.37)		—		—	(0.37)	(0.07)	9.72	3.08		294,617	1.18	(12)	1.18		3.79		77
10/1/12 to 9/30/13	9.79	0.42	0.04	0.46	(0.46)		(—	)(5)	—	(0.46)	—	9.79	4.84		386,113	1.21	(12)	1.21		4.29		68
10/1/11 to 9/30/12	9.28	0.49	0.49	0.98	(0.47)		—		—	(0.47)	0.51	9.79	10.75		256,397	1.23	(12)	1.23		5.06		56
10/1/10 to 9/30/11	9.80	0.45	(0.27)	0.18	(0.49)		(0.07)		(0.14)	(0.70)	(0.52)	9.28	1.62		215,427	1.20	(10)	1.19		4.58		69
10/1/09 to 9/30/10	9.79	0.67	0.09	0.76	(0.64)		(0.19)		—	(0.83)	(0.07)	9.80	8.05		98,790	1.20	(10)	1.15		6.86		41

Class C
10/1/14 to 3/31/15(9)	$9.73	0.16	(0.05)	0.11	(0.16)		(0.03)		—	(0.19)	(0.08)	$9.65	1.13	%(4)	$151,445	1.95	%(3)(12)	1.95	%(3)	3.29	%(3)	10	%(4)
10/1/13 to 9/30/14	9.81	0.30	(0.08)	0.22	(0.30)		—		—	(0.30)	(0.08)	9.73	2.20		177,485	1.93	(12)	1.93		3.04		77
10/1/12 to 9/30/13	9.80	0.35	0.05	0.40	(0.39)		(—	)(5)	—	(0.39)	0.01	9.81	4.15		182,667	1.96	(12)	1.96		3.51		68
10/1/11 to 9/30/12	9.29	0.41	0.50	0.91	(0.40)		—		—	(0.40)	0.51	9.80	9.92		95,078	1.98	(12)	1.98		4.31		56
10/1/10 to 9/30/11	9.81	0.36	(0.26)	0.10	(0.41)		(0.07)		(0.14)	(0.62)	(0.52)	9.29	0.85		92,623	1.95	(10)	1.94		3.69		69
10/1/09 to 9/30/10	9.87	0.59	0.10	0.69	(0.56)		(0.19)		—	(0.75)	(0.06)	9.81	7.35		30,116	1.95	(10)	1.92		6.02		41

Class I
10/1/14 to 3/31/15(9)	$9.71	0.21	(0.06)	0.15	(0.21)		(0.03)		—	(0.24)	(0.09)	$9.62	1.53	%(4)	$318,984	0.95	%(3)(12)	0.95	%(3)	4.29	%(3)	10	%(4)
10/1/13 to 9/30/14	9.79	0.40	(0.09)	0.31	(0.39)		—		—	(0.39)	(0.08)	9.71	3.23		457,494	0.93	(12)	0.93		4.06		77
10/1/12 to 9/30/13	9.78	0.43	0.07	0.50	(0.49)		(—	)(5)	—	(0.49)	0.01	9.79	5.21		381,791	0.96	(12)	0.96		4.41		68
10/1/11 to 9/30/12	9.27	0.51	0.49	1.00	(0.49)		—		—	(0.49)	0.51	9.78	11.04		94,193	0.98	(12)	0.98		5.31		56
10/1/10 to 9/30/11	9.80	0.46	(0.27)	0.19	(0.51)		(0.07)		(0.14)	(0.72)	(0.53)	9.27	1.78		71,584	0.95	(10)	0.93		4.67		69
10/1/09 to 9/30/10	9.86	0.64	0.15	0.79	(0.66)		(0.19)		—	(0.85)	(0.06)	9.80	8.44		32,679	0.95	(10)	0.89		6.56		41
The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Wealth Masters
Fund
Class A
10/1/14 to 3/31/15(9)	$14.50	0.03		0.96	0.99	(0.05)	(0.27)	—	(0.32)	0.67	$15.17	6.77	%(4)	$62,461	1.45	%(3)	1.45	%(3)	0.43	%(3)	24	%(4)
10/1/13 to 9/30/14	13.12	0.02		1.37	1.39	—	(0.01)	—	(0.01)	1.38	14.50	10.67		55,881	1.45		1.46		0.11		62
10/1/12 to 9/30/13	10.22	(0.01)		3.05	3.04	(0.09)	(0.05)	—	(0.14)	2.90	13.12	30.09		5,169	1.45		3.29		(0.10)		22
9/5/12(6) to 9/30/12	10.00	0.01		0.21	0.22	—	—	—	—	0.22	10.22	2.20	(4)	106	1.45	(3)	44.72	(3)	0.78	(3)	26	(4)

Class C
10/1/14 to 3/31/15(9)	$14.32	(0.02)		0.93	0.91	—	(0.27)	—	(0.27)	0.64	$14.96	6.39	%(4)	$38,356	2.20	%(3)	2.21	%(3)	(0.32	)%(3)	24	%(4)
10/1/13 to 9/30/14	13.04	(0.09)		1.38	1.29	—	(0.01)	—	(0.01)	1.28	14.32	9.90		30,511	2.20		2.22		(0.65)		62
10/1/12 to 9/30/13	10.21	(0.08)		3.03	2.95	(0.07)	(0.05)	—	(0.12)	2.83	13.04	29.11		1,742	2.20		4.41		(0.66)		22
9/5/12(6) to 9/30/12	10.00	(—	)(5)	0.21	0.21	—	—	—	—	0.21	10.21	2.10	(4)	107	2.20	(3)	45.67	(3)	0.04	(3)	26	(4)

Class I
10/1/14 to 3/31/15(9)	$14.56	0.05		0.95	1.00	(0.08)	(0.27)	—	(0.35)	0.65	$15.21	6.90	%(4)	$47,062	1.20	%(3)	1.20	%(3)	0.69	%(3)	24	%(4)
10/1/13 to 9/30/14	13.14	0.05		1.39	1.44	(0.01)	(0.01)	—	(0.02)	1.42	14.56	10.96		48,918	1.20		1.20		0.33		62
10/1/12 to 9/30/13	10.22	0.06		3.01	3.07	(0.10)	(0.05)	—	(0.15)	2.92	13.14	30.37		44,813	1.20		4.64		0.52		22
9/5/12(6) to 9/30/12	10.00	0.01		0.21	0.22	—	—	—	—	0.22	10.22	2.20	(4)	818	1.20	(3)	44.40	(3)	1.04	(3)	26	(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005 per share.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Unaudited.
(10)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(11)	Includes extraordinary expenses.
(12)	The Fund is currently under its expense limitation.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 33 funds of the Trust are offered for sale, of which eight (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective.

The Funds have the following investment objectives:

Investment Objective(s)
Bond Fund	High total return from both current income and capital appreciation.
CA Tax-Exempt Bond Fund	Obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
Essential Resources Fund	Capital appreciation.
High Yield Fund	High current income and a secondary objective of capital growth.
Low Volatility Equity Fund	Capital appreciation, with lower volatility than U.S. markets over a full market cycle.
Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Wealth Masters Fund	Capital appreciation.

There	is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares and Class C shares with the exception of the CA Tax-Exempt Bond Fund which does not offer Class C shares. All of the Funds offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions. For more information regarding Qualifying Transactions, refer to each Fund’s prospectus. The Multi-Sector Intermediate Bond Fund also offers Class R6 shares.

Class A shares of the CA Tax-Exempt Bond Fund and Senior Floating Rate Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Bond Fund, High Yield Fund, and Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of the Essential Resources, Low Volatility Equity and Wealth Masters Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC applicable, if redeemed within one year of purchase. Class R6 and Class I shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds own the following internally fair valued securities and which are categorized as Level 3 in the hierarchy.

Bond Fund	United Artists Theatre Circuit
High Yield Fund	United Artists Theatre Circuit

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT Investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Bond Fund, CA Tax-Exempt Fund, High Yield Fund, Multi-Sector Intermediate Bond Fund and Senior Floating Rate Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of the underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2015, all loan agreements held by the Funds are assignment loans.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

I.	Securities Lending

(reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2015, the Wealth Masters Fund had securities on loan with a market value of $10,829 and cash collateral of $11,251.

Note	3. Derivative Financial Instruments and Transactions

($’s reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A.	Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation/(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation/(depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Low Volatility Equity Fund invested in writing index call options and buying call options on VIX futures. Both are used as techniques for limiting the volatility of the Fund’s portfolio.

The Fund had transactions in written call options for the period ended March 31, 2015 as follows:

Written call options	Number of contracts	Premium received
Written Options outstanding at September 30, 2014	11	$1
Options written	141	22
Options closed	(128)	(18)
Options expired	—	—
Options exercised	—	—

Written Options outstanding at March 31, 2015	24	$5

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

The following is a summary of the Fund’s option contracts which have a primary risk exposure to equity contracts as of March 31, 2015:

Statements of Assets and Liabilities
Assets: Purchased call options at value	$5	(1)
Liabilities: Written call options at value	(1)

Net asset (liability) balance	$4

Statements of Operations
Net realized gain (loss) on purchased options	$32	(2)
Net realized gain (loss) on written options	(66)
Net change in unrealized appreciation (depreciation) on purchased options	7	(3)
Net change in unrealized appreciation (depreciation) on written options	4

Total realized and unrealized gain (loss) on purchased and written options	$(23)

(1)	Amount included in Investment in securities at value.
(2)	Amount included in Net realized gain (loss) on investments
(3)	Amount included in net change in unrealized appreciation (depreciation) on investments

For the period ended March 31, 2015, the average daily premiums paid by the Fund for purchased call options were $8, and the average daily premiums received for written call options by the Fund were $(3).

Note 4. Investment	Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Essential Resources Fund	1.10%

	First $1 Billion	$1+ Billion
Bond Fund	0.45%	0.40%
Wealth Masters Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
High Yield Fund	0.65	0.60	0.55
Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45
Senior Floating Rate Fund	0.60	0.55	0.50

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Low Volatility Equity Fund	0.95%	0.90%	0.85%

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Bond Fund	NF(1)	Low Volatility Equity Fund	Rampart(4)
CA Tax-Exempt Bond Fund	NF(1)	Multi-Sector Intermediate Bond Fund	NF(1)
Essential Resources Fund	KBI(3)	Senior Floating Rate Fund	NF(1)
High Yield Fund	NF(1)	Wealth Masters Fund	Horizon(2)

(1)	Newfleet Asset Management, LLC, an indirect wholly-owned subsidiary of Virtus. (“NF”)
(2)	Horizon Asset Management, LLC (“Horizon”)
(3)	Kleinwort Benson Investors International, Ltd. (“KBI”)
(4)	Rampart Investment Management Company LLC (“Rampart”)

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Funds’ total expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class B	Class C	Class I
Bond Fund	0.85%	1.60%	1.60%	0.60%
CA Tax-Exempt Bond Fund	0.85	—	—	0.60
High Yield Fund	1.15	1.90	1.90	0.90
Low Volatility Equity Fund	1.55	—	2.30	1.30
Senior Floating Rate Fund(1)	1.20	—	1.95	0.95
Wealth Masters Fund	1.45	—	2.20	1.20

(1)	Excluding leverage expenses, if any.

The Adviser has contractually agreed to limit the following Fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed the following percentages of the Fund’s average daily net asset values as listed below:

	Class A	Class C	Class I	Through Date
Essential Resources Fund	1.65%	2.40%	1.40%	1/31/17

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2015	2016	2017	Total
Bond Fund	$263	$222	$197	$682
CA Tax-Exempt Bond Fund	112	100	103	315
High Yield Fund	159	161	150	470
Low Volatility Equity Fund	—	29	81	110
Wealth Masters Fund	29	96	8	133

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six-months (the “period”) ended March 31, 2015, it retained net commissions of $35 for Class A shares and deferred sales charges of $34, $0 and $38 for Class A shares, Class B shares, and Class C shares respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2015, the Funds incurred administration fees totaling $728 which are included in the Statements of Operations.

For the period ended March 31, 2015, the Funds incurred transfer agent fees totaling $628 which are included in the Statements of Operations. A portion of these fees are paid to outside entities that also provide services to the Trust.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

G.	Affiliated Shareholders

At March 31, 2015, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Essential Resources Fund
Class A	10,000	$98
Class C	10,000	98
Class I	480,000	4,699
Low Volatility Equity Fund
Class A	10,112	119
Class C	10,065	117
Class I	131,671	1,554
Multi-Sector Intermediate Bond Fund
Class R6	9,667	99
Senior Floating Rate Fund
Class I	1,305,728	12,561

Note 5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written options) during the period ended March 31, 2015, were as follows:

	Purchases	Sales
Bond Fund	$14,292	$16,244
CA Tax-Exempt Bond	3,655	3,708
Essential Resources Fund	5,036	49
High Yield Fund	57,558	33,101
Low Volatility Equity Fund	2,809	—
Multi-Sector Intermediate Bond Fund	101,887	97,387
Senior Floating Rate Fund	84,219	311,429
Wealth Masters Fund	37,121	33,941

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2015, were as follows:

	Purchases	Sales
Bond Fund	$11,234	$8,048
High Yield Fund	225	225
Multi-Sector Intermediate Bond Fund	23,272	11,868

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015

Note 6. Capital	Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Bond Fund				CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	130	$1,471	372	$4,261	236	$2,963	10	$118
Reinvestment of distributions	73	824	158	1,810	73	891	73	880
Shares repurchased	(390)	(4,410)	(948)	(10,852)	(115)	(1,438)	(214)	(2,620)

Net Increase / (Decrease)	(187)	$(2,115)	(418)	$(4,781)	194	$2,416	(131)	$(1,622)

Class B
Sale of shares	—	$— (2)	—	$—	—	$—	—	$—
Reinvestment of distributions	— (1)	3	1	9	—	—	—	—
Shares repurchased	(6)	(64)	(16)	(184)	—	—	—	—

Net Increase / (Decrease)	(6)	$(61)	(15)	$(175)	—	$—	—	$—

Class C
Sale of shares	985	$10,960	128	$1,442	—	$—	—	$—
Reinvestment of distributions	9	103	16	179	—	—	—	—
Shares repurchased	(697)	(7,737)	(201)	(2,241)	—	—	—	—

Net Increase / (Decrease)	297	$3,326	(57)	$(620)	—	$—	—	$—

Class I
Sale of shares	246	$2,841	298	$3,463	48	$592	101	$1,222
Reinvestment of distributions	29	333	58	673	47	570	32	383
Shares repurchased	(185)	(2,123)	(874)	(10,111)	(105)	(1,291)	(1,367)	(16,739)

Net Increase / (Decrease)	90	$1,051	(518)	$(5,975)	(10)	$(129)	(1,234)	$(15,134)

	Essential Resources Fund				High Yield Fund
	From Inception March 23, 2015 to March 31, 2015 (Unaudited)				Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT			SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	10	$100			10,903	$46,314	2,906	$12,699
Reinvestment of distributions	—	—			398	1,702	792	3,494
Shares repurchased	—	—			(5,299)	(22,614)	(6,129)	(27,052)

Net Increase / (Decrease)	10	$100			6,002	$25,402	(2,431)	$(10,859)

Class B
Sale of shares	—	$—			—	$—	—	$—
Reinvestment of distributions	—	—			— (1)	2	1	5
Shares repurchased	—	—			(9)	(36)	(8)	(33)

Net Increase / (Decrease)	—	$—			(9)	$(34)	(7)	$(28)

Class C
Sale of shares	10	$100			158	$664	374	$1,629
Reinvestment of distributions	—	—			21	90	33	143
Shares repurchased	—	—			(169)	(704)	(249)	(1,075)

Net Increase / (Decrease)	10	$100			10	$50	158	$697

Class I
Sale of shares	480	$4,800			704	$3,028	190	$844
Reinvestment of distributions	—	—			49	207	65	285
Shares repurchased	—	—			(525)	(2,217)	(208)	(918)

Net Increase / (Decrease)	480	$4,800			228	$1,018	47	$211

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015

	Low Volatility Equity Fund				Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)				Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT		SHARES	AMOUNT

Class A
Sale of shares	154	$1,851	31	$355	1,899		$19,831		3,763	$40,776
Reinvestment of distributions	1	7	— (1)	1	353		3,642		908	9,799
Shares repurchased	(18)	(211)	(3)	(40)	(1,769)		(18,293)		(10,641)	(115,701)

Net Increase / (Decrease)	137	$1,647	28	$316	483		$5,180		(5,970)	$(65,126)

Class B
Sale of shares	—	$—	—	$—	3		$36		— (1)	$5
Reinvestment of distributions	—	—	—	—	13		138		35	372
Shares repurchased	—	—	—	—	(148)		(1,529)		(241)	(2,601)

Net Increase / (Decrease)	—	$—	—	$—	(132)		$(1,355)		(206)	$(2,224)

Class C
Sale of shares	126	$1,483	12	$137	1,571		$16,469		1,482	$16,227
Reinvestment of distributions	— (1)	2	— (1)	1	216		2,247		388	4,218
Shares repurchased	(31)	(358)	—	—	(1,594)		(16,593)		(2,602)	(28,418)

Net Increase / (Decrease)	95	$1,127	12	$138	193		$2,123		(732)	$(7,973)

Class R6
Sale of shares	—	$—	—	$—	10	(1)	$108		—	$—
Reinvestment of distributions	—	—	—	—	—		3		—	—
Shares repurchased	—	—	—	—	(—	)(1)	(—	)(2)	—	—

Net Increase / (Decrease)	—	$—	—	$—	10		$111		—	$—

Class I
Sale of shares	6	$70	—	$—	4,734		$49,161		9,376	$102,122
Reinvestment of distributions	1	6	1	13	412		4,262		411	4,444
Shares repurchased	—	—	—	—	(4,025)		(41,485)		(4,327)	(46,859)

Net Increase / (Decrease)	7	$76	1	$13	1,121		$11,938		5,460	$59,707

	Senior Floating Rate Fund				Wealth Masters Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)				Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT		SHARES	AMOUNT

Class A
Sale of shares	4,528	$43,731	20,351	$200,743	774		$11,439		4,607	$65,457
Reinvestment of distributions	625	6,012	1,405	13,850	82		1,205		1	14
Shares repurchased	(5,391)	(51,814)	(30,864)	(304,300)	(591)		(8,714)		(1,149)	(16,700)

Net Increase / (Decrease)	(238)	$(2,071)	(9,108)	$(89,707)	265		$3,930		3,459	$48,771

Class C
Sale of shares	835	$8,040	4,222	$41,705	655		$9,568		2,113	$29,835
Reinvestment of distributions	275	2,644	472	4,661	39		567		— (1)	4
Shares repurchased	(3,647)	(35,121)	(5,080)	(50,109)	(261)		(3,815)		(115)	(1,639)

Net Increase / (Decrease)	(2,537)	$(24,437)	(386)	$(3,743)	433		$6,320		1,998	$28,200

Class I
Sale of shares	4,786	$46,054	33,480	$329,745	733		$10,846		3,818	$54,849
Reinvestment of distributions	704	6,772	1,248	11,990	74		1,097		5	73
Shares repurchased	(19,459)	(186,972)	(26,595)	(261,835)	(1,075)		(15,776)		(3,873)	(55,434)

Net Increase / (Decrease)	(13,969)	$(134,146)	8,103	$79,900	(268)		$(3,833)		(50)	$(512)

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Note 7. 10% Shareholders

As of March 31, 2015, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
CA-Tax Exempt Bond Fund	28%	1
Essential Resources Fund	100	1	*
Low Volatility Equity Fund	71	3	*
Multi-Sector Intermediate Bond Fund	21	2
Senior Floating Rate Fund	44	3
Wealth Masters Fund	15	1

*	includes affiliated shareholder account(s)

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2015, the following Funds held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
CA Tax-Exempt Bond Fund	General Revenue	25%
Essential Resources Fund	Industrials	37
Senior Floating Rate Fund	Consumer Discretionary	28
Wealth Masters Fund	Consumer Discretionary	33

Note 9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

Note 10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond Fund	$76,463	$2,436	$(1,658)	$778
CA Tax-Exempt Bond	30,414	2,446	(215)	2,231
Essential Resources Fund	4,985	25	(126)	(101)
High Yield Fund	106,743	1,919	(2,565)	(646)
Low Volatility Equity Fund	4,796	329	(8)	321
Low Volatility Equity Fund (Options)	(5)	4	—	4
Multi-Sector Intermediate Fund	372,142	9,354	(17,930)	(8,576)
Senior Floating Rate Fund	764,044	4,053	(13,938)	(9,885)
Wealth Masters Fund	148,559	19,760	(9,228)	10,532

(1) Amount is less than $500

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2017	2018	No Expiration	Total
Bond Fund	$3,149	$—	$—	$3,149
High Yield Fund	13,758	9,151	—	22,909
Low Volatility Equity Fund	—	—	12	12

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11. Regulatory	Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

Note 12. Borrowings

($ reported in thousands)

On April 30, 2012, the Senior Floating Rate Fund entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000. Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid and accrued for the period ended March 31, 2015, were $47 and are included in interest expense and fees on the Statement of Operations. The Agreement is renewable by the Fund with the Bank’s consent. The Agreement can also be converted to a 364 day fixed term facility, one time at the Fund’s option. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From October 1, 2014 to March 31, 2015, the average daily borrowings under the Agreement and the weighted daily average interest rate were $51,626 and 1.009%, respectively. At March 31, 2015, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$6,000	1.010%

Note 13. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2015, the Funds did not hold any securities that are both illiquid and restricted.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS ESSENTIAL RESOURCES FUND (the “FUND”)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Fund, VIA and Kleinwort Benson Investors International, Ltd. , (the “Subadviser”). At an in-person meeting held November 12-14, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) backtested comparative investment performance of representative accounts; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or its affiliates from VIA’s or the Subadviser’s relationship with the Fund); (5) possible conflicts of interest; and (6) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information from VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that Virtus Fund Services, LLC, an affiliate of VIA, was expected to serve as administrator and transfer agent and that VP Distributors was expected to serve as distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties with respect to other Virtus Mutual Funds through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by the Subadviser’s senior portfolio management personnel. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.

Investment Performance

Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board reviewed and was satisfied with the backtested comparative performance of representative accounts that was based upon the Funds’ proposed investment strategies.

Management Fees and Total Expenses

The Board considered the fees proposed for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VIA out of its advisory fee rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

VIRTUS ESSENTIAL RESOURCES FUND (the “FUND”)

BY THE BOARD OF TRUSTEES (Continued)

The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

In considering the expected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the expected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that expense caps were expected to be implemented for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Fund. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that Virtus Fund Services, LLC also was expected to provide administrative and transfer agency services to the Fund. The Board noted management’s discussion of the fact that there were no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Senior Floating Rate Fund, Virtus Wealth Masters Fund and Virtus Low Volatility Equity Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 12-14, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided from VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2014.

Virtus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 5- year periods and underperformed the median of its Performance Universe for the 10- year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus CA Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3- year periods and underperformed the median of its Performance Universe for the 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1- year period and underperformed its benchmark for the 3-, 5- and 10- year periods.

Virtus Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Senior Floating Rate Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- year period, performed at the median of its Performance Universe for the 3-year period, and underperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5- year periods.

Virtus Wealth Masters Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus Low Volatility Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year to date and 1- year periods. The Board also noted that the Fund underperformed its benchmark for the year to date and 1- year periods.

With respect to certain Funds, including Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Senior Floating Rate Fund, Virtus Wealth Masters Fund and Virtus Low Volatility Equity Fund, the Board also considered management’s discussion about the reasons for each Funds’ underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Bond Fund. The Board considered that the Fund’s net management fee after waivers was lower than the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.

Virtus CA Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus High Yield Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and net total expenses after waivers were slightly above the median of the Expense Group.

Virtus Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Senior Floating Rate Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Wealth Masters Funds. The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses were above the median of the Expense Group.

Virtus Low Volatility Equity Fund. The Board considered that the Fund’s net management fee after waivers was below and net total expenses after waivers were equal to the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Horizon Asset Management, LLC the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Bond Fund, Virtus Emerging Markets Debt Fund,

Virtus Herzfeld Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 17, 2015 to the Prospectuses dated January 28, 2015

IMPORTANT NOTICE TO INVESTORS

Virtus Bond Fund, Virtus Emerging Markets Debt Fund, Virtus Herzfeld Fund and Virtus Senior Floating Rate Fund

The disclosure under “Loan Participation Risk” in the section “Principal Risks” in each fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Loan Risks. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

Virtus Multi-Sector Intermediate Bond Fund

The disclosure under “Loan Risks” in the section “Principal Risks” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Loan Risks. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

All Funds

Under “More Information About Risks Related to Principal Investment Strategies,” the row in the introductory table entitled “Loan Participations” is hereby renamed “Loans.”

Additionally, the title and associated disclosure “Loan Participation Risk” in this section is hereby replaced with the following:

Loan Risks

Investing in loans (including loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, the fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

Transactions in many loans settle on a delayed basis. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sales price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a fund could enforce its rights directly against the borrower.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/LoanRisks (4/15)

Virtus CA Tax-Exempt Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated December 1, 2014 to the

Summary Prospectuses and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2014

IMPORTANT NOTICE TO INVESTORS

The first paragraph under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The fund seeks current income free from federal and state income taxes by investing in municipal bonds issued in the state of California. The management team focuses on high quality California tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure; however, the fund may invest up to 20% of the its net assets in below investment grade tax-exempt municipal bonds. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities.

The following disclosure is hereby added to the fund’s summary prospectus and the summary section of the statutory prospectus under “Principal Risks:”

High-Yield/High-Risk Fixed Income Securities (Junk Bond) Risk. The risk that issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

The second paragraph under “Principal Investment Strategies” on page 146 of the statutory prospectus is hereby replaced with the following:

Debt obligations may be of any maturity. Investment grade debt obligations will normally be rated within the four highest rating categories by the nationally recognized statistical rating organizations at the time of investment. The fund may invest up to 20% of its net assets in below investment grade tax-exempt municipal bonds. The fund may invest in unrated fixed income securities; the subadviser will determine such securities to be of comparable quality to either investment grade or below investment grade pursuant to procedures reviewed and approved by the Board of Trustees. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities.

Additionally, the chart in the section “More Information About Risks Related to Principal Investment Strategies” on page 177 of the statutory prospectus is hereby amended to include an “X” in the row entitled “High-Yield/High-Risk” to indicate that such risk is applicable to the fund.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/CATEB 20%HYHR (12/14)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8022	05-15

SEMIANNUAL REPORT

Virtus Multi-Sector Short Term Bond Fund

March 31, 2015

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Multi-Sector Short Term Bond Fund

(“Multi-Sector Short Term Bond Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report, which reviews the performance of your fund, including comments from the fund manager, for the six months ended March 31, 2015.

The past six months were generally strong for U.S. equities, although market volatility increased, driven by falling oil prices, geopolitical risks, and a slowdown in growth outside the U.S. While the leading economies of Europe, Japan, and China weakened, the U.S. economy accelerated and the dollar rallied strongly. Broad U.S. equity indexes registered gains for the six months ended March 31, 2015. The S&P 500® Index returned 5.93%, the Dow Jones Industrial AverageSM rose 5.55%, and the NASDAQ Composite Index® was up 9.70%. By comparison, international equities generally underperformed in the fourth quarter of 2014, but rallied strongly in the first quarter of this year, particularly for developed markets.

Even though the U.S. economy continues to expand, the Federal Reserve has promised to maintain low interest rates, at least until the middle of 2015. Against this backdrop, U.S. Treasuries remain an attractive “safe haven” among global investors. Steady demand pushed the yield on the bellwether 10-year U.S. Treasury to 1.94% on March 31, 2015 from 2.52% on September 30, 2014. The low interest rate environment was generally favorable for the fixed income market. The Barclays U.S. Aggregate Bond Index, which concentrates on investment-grade debt securities, rose 3.43% for the six months ended March 31, 2015. By comparison, non-investment grade debt was negatively impacted by the ongoing stock market volatility and declining oil prices.

The uncertain state of the global economy is likely to remain a concern for the markets in the months ahead, and interventions by the world’s central banks will be watched with great interest. However, the health of the U.S. economy – including improved hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2015

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

Expense Table
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,002.80	0.96%	$4.79
Class B	1,000.00	1,000.40	1.46	7.28
Class C	1,000.00	1,003.60	1.21	6.04
Class T	1,000.00	999.10	1.71	8.53
Class I	1,000.00	1,004.10	0.71	3.55

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.08	0.96	4.85
Class B	1,000.00	1,017.56	1.46	7.37
Class C	1,000.00	1,018.82	1.21	6.11
Class T	1,000.00	1,016.30	1.71	8.63
Class I	1,000.00	1,021.35	0.71	3.58

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

MARCH 31, 2015 (Unaudited)

KEY INVESTMENT TERMS

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2015.
Corporate Bonds and Notes	39%
Mortgage-Backed Securities	23
Asset-Backed Securities	18
Loan Agreements	15
Foreign Government Securities	3
Other (includes short-term investments)	2

Total	100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—0.9%
U.S. Treasury Note
0.875%, 8/15/17	$46,500	$46,707
1.625%, 12/31/19	32,100	32,501
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $78,926)		79,208
MUNICIPAL BONDS—0.1%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	4,597	4,720

Virginia—0.0%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635	3,533
TOTAL MUNICIPAL BONDS (Identified Cost $8,887)		8,253
FOREIGN GOVERNMENT SECURITIES—3.3%
Argentine Republic Series NY, 8.280%, 12/31/33(11)	24,360	24,494
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	29,774	12,207

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
RegS 7.750%, 10/13/19(4)	$19,501		$7,118
Federative Republic of Brazil 12.500%, 1/5/16	67,909	BRL	21,320
Hungary 4.000%, 3/25/19	9,025		9,436
Mongolia 144A 4.125%, 1/5/18(3)	16,000		14,720
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	19,873
Republic of Colombia
12.000%, 10/22/15	15,000,000	COP	6,017
Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	9,562
Republic of Indonesia Series FR30, 10.750%, 5/15/16	415,359,000	IDR	33,046
Republic of Latvia RegS 2.750%, 1/12/20(4)	8,560		8,743
Republic of Panama 5.200%, 1/30/20	3,800		4,228
Republic of South Africa Series R203, 8.250%, 9/15/17	134,520	ZAR	11,433
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		17,930

See Notes to Financial Statements

5

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Russian Federation
144A 7.850%, 3/10/18(3)	1,005,000	RUB	$15,524
RegS 7.500%, 3/31/30(2)(4)	$60		69
State of Qatar 144A 3.125%, 1/20/17(3)	12,000		12,450
United Mexican States Series M, 6.000%, 6/18/15	709,580	MXN	46,794
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $333,970)			274,964
MORTGAGE-BACKED SECURITIES—22.4%
Agency—3.3%
FHLMC
14-DN2, M2 1.824%, 4/25/24(2)	18,365		18,253
6.000%, 8/1/34	368		422
FNMA
5.500%, 1/1/17	39		41
6.000%, 5/1/17	12		13
4.500%, 4/1/18	139		145
5.000%, 10/1/19	422		447
5.500%, 2/1/20	156		165
5.500%, 3/1/20	49		52
5.500%, 3/1/20	137		145
5.500%, 3/1/20	17		18
5.500%, 3/1/20	77		81
5.500%, 4/1/20	225		242
5.000%, 6/1/20	434		468
4.000%, 8/1/25	14,076		14,956
3.000%, 6/1/27	1,107		1,161
2.500%, 5/1/28	18,074		18,611
6.000%, 12/1/32	50		57
5.500%, 2/1/33	76		86
5.500%, 5/1/34	379		429
6.000%, 8/1/34	285		327
6.000%, 10/1/34	240		276
6.000%, 10/1/34	224		256
5.500%, 11/1/34	397		446
5.500%, 11/1/34	146		164
6.000%, 11/1/34	293		334
5.500%, 12/1/34	166		187
5.500%, 1/1/35	316		358
6.000%, 1/1/37	336		384
6.000%, 1/1/37	541		620

	PAR VALUE	VALUE
Agency (continued)
5.500%, 7/1/37	$8	$9
6.000%, 7/1/37	55	62
6.000%, 12/1/37	271	309
6.000%, 4/1/38	239	273
5.000%, 12/1/39	8,799	9,875
4.500%, 4/1/40	10,740	11,749
5.000%, 8/1/40	16,518	18,493
4.000%, 10/1/40	189	202
4.000%, 3/1/41	6,530	7,000
4.500%, 5/1/41	7,280	7,979
3.500%, 4/1/42	12,430	13,077
3.500%, 12/1/42	36,211	38,100
3.000%, 3/1/43	60,032	61,428
3.000%, 5/1/43	18,768	19,225
4.000%, 10/1/44	30,900	33,075
GNMA
6.500%, 11/15/31	21	24
6.500%, 2/15/32	24	27

		280,051

Non-Agency—19.1%
A-10 Securitization LLC
13-1, A 144A 2.400%, 11/15/25(3)	1,411	1,416
14-1, A1 144A 1.720%, 4/15/33(3)	13,885	13,827
ABN AMRO Mortgage Corp. 02-9, M 5. 750%, 12/25/32	666	639
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	9,186	9,633
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.231%, 7/10/43(2)	10,916	10,930
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	18,903	19,586
03-10, 2A1 6.000%, 12/25/33	3,644	3,929
07-2, 2A4 5.750%, 6/25/37	5,419	3,975
Banc of America Commercial Mortgage Trust 07-2, A4 5.587%, 4/10/49(2)	17,178	18,188

See Notes to Financial Statements

6

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Banc of America Funding Corp. 04-4, 3A1 4.750%, 10/25/19	$2,763	$2,815
Banc of America Funding Trust
04-B, 2A1 2.564%, 11/20/34(2)	981	966
05-1, 1A1 5.500%, 2/25/35	681	692
06-2, 3A1 6.000%, 3/25/36	3,774	3,768
Banc of America Mortgage Trust
04-7, 6A3 4.500%, 8/25/19	1,280	1,266
04-11, 2A1 5.750%, 1/25/35	2,335	2,373
05-3, 1A15 5.500%, 4/25/35	2,350	2,385
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	30,317	32,130
Bank of America (Merrill Lynch – Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	9,679	10,171
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust
02-35, 1A2 5.000%, 2/25/18	529	536
04-6, 1A2 2.496%, 5/25/34(2)	1,798	1,791
04-4, A6 5.500%, 5/25/34	1,333	1,369

	PAR VALUE	VALUE
Non-Agency (continued)
Bank of America (Merrill Lynch – Countrywide) Mortgage Trust 06-C1, AM 5.659%, 5/12/39(2)	$7,570	$7,887
Bank of America (Merrill Lynch – Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	19,916	20,457
Bank of America (Merrill Lynch) Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	10,927
Bank of America (Merrill Lynch) Commercial Mortgage Trust 06-3, A4 5.414%, 7/12/46(2)	10,720	11,207
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(2)	7,615	7,867
07-C2, A3 5.430%, 2/15/40	6,387	6,811
07-C6, A4 5.858%, 7/15/40(2)	20,001	20,986
07-C7, A3 5.866%, 9/15/45(2)	11,051	12,146
Bayview Commercial Asset Trust
07-5A, A2 144A 1.074%, 10/25/37(2)(3)	7,740	8,204
08-1, A3 144A 1.674%, 1/25/38(2)(3)	32,808	31,354
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	2,402	2,452
Citicorp Mortgage Securities, Inc. 07-1,A1 5.500%, 1/25/22	217	218

See Notes to Financial Statements

7

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Citigroup – Deutsche Bank Commercial Mortgage Trust
06-CD2, A4 5.298%, 1/15/46(2)	$2,563	$2,612
07-CD4, A4 5.322%, 12/11/49	3,730	3,927
07-CD4, AMFX 5.366%, 12/11/49(2)	13,955	14,596
Citigroup Commercial Mortgage Trust
07-6, A4 5.703%, 12/10/49(2)	388	420
07-C6, A1A 5.703%, 12/10/49(2)	27,416	29,520
08-C7, AM 6.130%, 12/10/49(2)	12,335	13,484
10-RR3, MLSR 144A 5.736%, 6/14/50(2)(3)	3,460	3,651
Citigroup Mortgage Loan Trust, Inc.
03-UP3, A2 7.000%, 9/25/33	964	1,015
04-UST1, A3 2.135%, 8/25/34(2)	1,859	1,858
04-NCM2, 2CB2 6.750%, 8/25/34	13,256	14,066
14-A, A 144A 4.000%, 1/25/35(2)(3)	20,440	21,251
05-5, 2A3 5.000%, 8/25/35	725	718
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(3)	8,504	8,521
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	18,174	19,671
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	38,024	40,022
07-C5, A1AM 5.870%, 9/15/40(2)	21,039	21,583

	PAR VALUE	VALUE
Non-Agency (continued)
14-LVR2, A2 144A 3.981%, 4/25/44(2)(3)	$16,320	$16,931
07-C2, A3 5.540%, 1/15/49(2)	12,995	13,844
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	2,342	2,395
04-8, 7A1 6.000%, 12/25/34	7,049	7,448
Extended Stay America Trust
13-ESH7, A17 144A 2.295%, 12/5/31(3)	16,230	16,202
13-ESH7, A27 144A 2.958%, 12/5/31(3)	8,340	8,527
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.774%, 5/25/24(2)	1,420	1,304
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	5,679	5,717
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)	16,875	16,910
GMAC Mortgage Corp. Loan Trust
03-J7, A10 5.500%, 11/25/33	1,683	1,725
04-AR1, 12A 2.976%, 6/25/34(2)	10,100	10,246
05-AR1, 5A 3.257%, 3/18/35(2)	3,361	3,317
Goldman Sachs Mortgage Securities Trust
II 07-GG10, A4 5.796%, 8/10/45(2)	18,870	20,376
07-GG,10 5.800%, 8/10/45(2)	2,981	3,226
Goldman Sachs Residential Mortgage Loan Trust
05-5F, B1 5.752%, 6/25/35(2)	2,174	2,160

See Notes to Financial Statements

8

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
07-1F, 2A2 5.500%, 1/25/37	$567	$542
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	21,980	22,574
Jefferies Resecuritization Trust
14-R1, 1A1 144A 4.000%, 12/27/37(3)	11,491	11,487
14-R1, 2A1 144A 4.000%, 12/27/37(3)	9,796	9,793
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-10, 14A1 2.755%, 1/25/35(2)	1,832	1,776
JPMorgan Chase (Bear Stearns) Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	8,545	8,825
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-T22, AM 5.580%, 4/12/38(2)	10,700	11,126
06-PW12, AM 5.742%, 9/11/38(2)	9,250	9,665
06-PW14, AM 5.243%, 12/11/38	5,000	5,300
05-PW10, AM 5.449%, 12/11/40(2)	14,480	14,816
06-PW13, AM 5.582%, 9/11/41(2)	3,272	3,440
07-PW15, AM 5.363%, 2/11/44	27,100	28,129
07-PW17, A4 5.694%, 6/11/50(2)	21,890	23,653
07-PW18, AM 6.084%, 6/11/50(2)	12,400	13,634
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	1,457	1,493

	PAR VALUE	VALUE
Non-Agency (continued)
03-AR6, A1 2.438%, 6/25/33(2)	$1,193	$1,194
03-AR4, 2A1 2.254%, 8/25/33(2)	372	369
04-CB1, 2A 5.000%, 6/25/34	3,913	4,048
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A1 144A 4.314%, 12/5/27(3)	6,311	6,732
09-IWST, A2 144A 5.633%, 12/5/27(3)	4,900	5,628
10-CNTR, A1 144A 3.300%, 8/5/32(3)	1,882	1,948
10-CNTR, A2 144A 4.311%, 8/5/32(3)	14,828	16,130
14-1, 1A1 144A 4.000%, 1/25/43(2)(3)	31,011	32,569
06-LDP7, A4 5.841%, 4/15/45(2)	12,301	12,710
06-LDP7, AM 5.841%, 4/15/45(2)	22,312	23,453
06-LDP9, A3 5.336%, 5/15/47	20,247	21,323
06-LDP9, AM 5.372%, 5/15/47	18,085	18,801
07-LDPX, AM 5.464%, 1/15/49(2)	32,275	33,692
07-LD12, A4 5.882%, 2/15/51(2)	15,529	16,647
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	16,504	17,082
06-A2, 4A1 2.503%, 8/25/34(2)	2,418	2,420
04-A4, 2A1 2.364%, 9/25/34(2)	4,576	4,614
05-A1, 4A1 2.566%, 2/25/35(2)	946	953
05-A2, 4A1 2.136%, 4/25/35(2)	1,212	1,183
05-A4, 3A1 2.241%, 7/25/35(2)	6,956	6,926
06-A6, 3A3L 5.009%, 10/25/36(2)	1,877	1,649

See Notes to Financial Statements

9

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
14-IVR3, 2A1 144A 3.000%, 9/25/44(2)(3)	$7,195	$7,275
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(3)	6,850	6,876
MASTR Adjustable Rate Mortgages Trust 04-12,3A1 2.500%, 11/25/34(2)	2,098	2,103
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	3,558	3,633
03-8, 2A1 5.750%, 11/25/33	7,366	7,732
04-4, 6A1 5.500%, 4/25/34	4,048	4,252
04-6, 7A1 6.000%, 7/25/34	6,907	7,031
04-7, 9A1 6.000%, 8/25/34	16,753	17,558
05-2, 2A1 6.000%, 1/25/35	4,077	4,211
05-2, 1A1 6.500%, 3/25/35	11,184	11,767
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	1,130	1,144
05-1, 1A1 5.000%, 5/25/20	747	754
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	1,962	1,981
Morgan Stanley Capital I Trust
06-T23, AM 5.877%, 8/12/41(2)	10,575	11,169
08-T29, AM 6.270%, 1/11/43(2)	1,610	1,802
06-IQ12, A4 5.332%, 12/15/43	13,745	14,439
07-IQ14, AM 5.649%, 4/15/49(2)	15,932	16,720
07-IQ14, A4 5.686%, 4/15/49(2)	17,390	18,647

	PAR VALUE	VALUE
Non-Agency (continued)
07-LQ16, A4 5.809%, 12/12/49	$22,298	$24,167
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.165%, 2/25/34(2)	1,907	1,904
04-2AR, 4A 2.550%, 2/25/34(2)	1,668	1,683
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.987%, 6/25/44(2)(3)	8,957	9,149
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	18,370	18,540
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	2,761	2,888
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	9,782	10,103
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	2,930	3,016
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	6,835	7,044
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	8,063	8,264
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	1,721	1,760
05-QS1, A5 5.500%, 1/25/35	1,346	1,360
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	2,287	2,405
04-SL1, A8 6.500%, 11/25/31	2,726	2,800
05-SL2, A4 7.500%, 2/25/32	2,569	2,697
04-SL4, A3 6.500%, 7/25/32	1,774	1,828
Residential Asset Securities Corp. 01-KS2, AI5 7.514%, 6/25/31(2)	3,148	3,235

See Notes to Financial Statements

10

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Residential Asset Securitization Trust
03-A11, A9 5.750%, 11/25/33	$3,153	$3,234
04-A1, A5 5.500%, 4/25/34	14,184	14,848
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	1,533	1,559
05-S1, 1A2 5.500%, 2/25/35	1,467	1,478
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	12,888	13,391
15-1, A1 144A 3.500%, 1/25/45(2)(3)	11,875	12,068
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	6,227	6,226
Structured Adjustable Rate Mortgage Loan Trust
03-30, 2A1 5.041%, 10/25/33(2)	4,655	4,754
04-4, 3A1 2.423%, 4/25/34(2)	925	917
04-4, 3A4 2.423%, 4/25/34(2)	3,157	3,129
04-4, 3A2 2.423%, 4/25/34(2)	4,091	4,093
04-5, 3A2 2.427%, 5/25/34(2)	2,002	1,993
04-14, 7A 2.407%, 10/25/34(2)	14,440	14,468
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	9,997	9,828
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
02-AL1, A3 3.450%, 2/25/32	12,438	12,288

	PAR VALUE	VALUE
Non-Agency (continued)
03-33H, 1A1 5.500%, 10/25/33	$4,256	$4,347
03-34A, 6A 2.596%, 11/25/33(2)	3,179	3,108
04-15, 3A3 5.500%, 9/25/34	3,271	3,322
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	5,399	5,398
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
04-C15, B 4.892%, 10/15/41	14,875	14,912
06-C25, A4 5.715%, 5/15/43(2)	8,109	8,330
07-C30, AM 5.383%, 12/15/43	25,695	27,248
07-C31, A4 5.509%, 4/15/47	14,562	15,352
07-31, AM 5.591%, 4/15/47(2)	34,000	36,298
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.715%, 5/15/43(2)	18,625	19,451
07-C30, A5 5.342%, 12/15/43	39,765	42,236
07-C32, A3 5.707%, 6/15/49(2)	22,577	24,140
07-C33, A5 5.964%, 2/15/51(2)	1,265	1,381
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	215	218
03-G, A1 2.491%, 6/25/33(2)	1,498	1,511
03-J, 5A1 2.490%, 10/25/33(2)	515	520
04-4, A9 5.500%, 5/25/34	2,399	2,469
04-U, A1 2.571%, 10/25/34(2)	1,186	1,185
04-Z, 2A1 2.615%, 12/25/34(2)	8,091	8,132
04-CC, A1 2.615%, 1/25/35(2)	3,351	3,395

See Notes to Financial Statements

11

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
05-12, 1A1 5.500%, 11/25/35	$5,790	$5,904
05-14, 2A1 5.500%, 12/25/35	4,155	4,232
06-6, 1A15 5.750%, 5/25/36	523	516
06-16, A5 5.000%, 11/25/36	1,082	1,112
07-16, 1A1 6.000%, 12/28/37	4,685	4,830
07-AR10, 2A1 5.975%, 1/25/38(2)	5,223	5,153
WinWater Mortgage Loan Trust 14-1, A1 144A 4.000%, 6/20/44(2)(3)	17,035	17,662
14-3, A4 144A 3.500%, 11/20/44(2)(3)	2,858	2,932

		1,617,973
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,858,192)		1,898,024
ASSET-BACKED SECURITIES—18.3%
American Credit Acceptance Receivables Trust 14-3, C 144A 3.430%, 6/10/20(3)	19,200	19,316
American Homes 4 Rent
14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	7,360	7,280
15-SFR1, A 144A 3.467%, 4/17/52(3)	7,945	8,058
AmeriCredit Automobile Receivables Trust
11-1, C 2.850%, 8/8/16	71	71
11-1, D 4.260%, 2/8/17	11,119	11,203
11-5, D 5.050%, 12/8/17	5,010	5,189
12-1, C 2.670%, 1/8/18	4,625	4,666
12-3, D 3.030%, 7/9/18	19,762	20,193
12-4, D 2.680%, 10/9/18	7,150	7,220

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
13-2, D 2.420%, 5/8/19	$23,090	$23,203
14-2, C 2.180%, 6/8/20	19,450	19,442
14-1, D 2.540%, 6/8/20	15,200	15,123
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	1,337	1,376
Applebee’s (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(3)	16,471	17,047
Ascentium Equipment Receivables 15-A1, B 144A 2.260%, 6/10/21(3)	5,400	5,423
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	4,329	4,445
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	1,888	2,052
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	12,848	13,260
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,286
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	21,200	21,195
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	3,250	3,356
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	1,449	1,489
05-1 AF5A 5.290%, 7/25/35(2)	13,675	13,569
05-12, 2A3 4.958%, 2/25/36(2)	4,191	4,336

See Notes to Financial Statements

12

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	$3,370	$3,537
Barclays (Lehman Brothers) Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	3,949	4,139
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	8,730	9,213
Bayview Financial Mortgage-Pass-Through Trust
06-A, 1A2 5.483%, 2/28/41(2)	100	104
06-A, 1A4 6.087%, 2/28/41(2)	16,408	17,082
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,795
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,514
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	19,055	19,484
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	2,210	2,291
12-A, A 144A 2.660%, 12/2/27(3)	4,852	4,833
13-A, A 144A 3.010%, 12/4/28(3)	8,353	8,403
15-A, A 144A 2.880%, 5/2/30(3)	3,736	3,740
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	13,570	13,691
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,854
14-2, B 2.340%, 4/15/20	7,090	7,132

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
14-2, C 3.290%, 3/15/21	$2,700	$2,713
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	5,425	5,445
13-4, C 2.670%, 2/20/19	2,950	2,983
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	6,740	6,801
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,239
13-2A, B 144A 3.150%, 8/15/19(3)	19,350	19,655
14-1A, B 144A 2.720%, 4/15/20(3)	5,550	5,603
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,458
14-2A, C 144A 3.240%, 11/16/20(3)	2,750	2,745
15-A1, B 144A 2.910%, 6/15/21(3)	6,000	6,032
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	1,000	1,004
14-2, C 2.080%, 1/15/20	7,175	7,193
CarNow Auto Receivables Trust
13-1A, B 144A 1.970%, 11/15/17(3)	2,883	2,881
13-1A,C 144A 2.980%, 11/15/17(3)	7,244	7,261
14-1A, D 144A 4.160%, 11/15/18(3)	3,000	2,980
14-1A, E 144A 5.530%, 1/15/20(3)	4,350	4,395
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	5,080	5,106
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	8,321	8,288

See Notes to Financial Statements

13

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	$23,974	$24,751
Citicorp Residential Mortgage Securities, Inc. 07-12, A6 5.586%, 6/25/37(2)	7,438	7,669
CLI Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	8,146	8,262
CNH Equipment Trust 12-B, B 1.780%, 6/15/20	4,000	4,042
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	80	83
01-3, A4 6.910%, 5/1/33(2)	11,347	12,537
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	19,017	19,421
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	8,189	8,228
Direct Capital Funding IV LLC
13-1, D 144A 4.599%, 10/20/19(3)	3,555	3,607
13-A1, C 144A 4.830%, 11/20/20(3)	5,000	5,088
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	14,494	15,069
Drive Auto Receivables Trust
14-AA, C 144A 3.060%, 5/17/21(3)	18,650	18,648
15-AA, D 144A 4.120%, 6/15/22(3)	7,920	7,918
Drug Royalty LP
II 14-1, A2 144A 3.484%, 7/15/23(3)	23,448	23,822

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
I 12-1, A2 144A 5.800%, 7/15/24(3)	$3,131	$3,230
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	17,775	17,841
13-2A, C 144A 3.060%, 9/16/19(3)	17,500	17,738
14-1A, C 144A 2.640%, 10/15/19(3)	18,900	19,045
14-2A, C 144A 2.460%, 1/15/20(3)	14,370	14,404
14-3A, C 144A 3.040%, 9/15/20(3)	4,840	4,883
15-1A, C 144A 2.870%, 11/16/20(3)	7,000	7,030
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(3)	8,500	8,627
12-2A, C 144A 3.060%, 7/16/18(3)	8,050	8,064
13-2A, B 144A 3.090%, 7/16/18(3)	17,820	18,018
14-1A, B 144A 2.420%, 1/15/19(3)	9,220	9,252
13-1A, C 144A 3.520%, 2/15/19(3)	15,000	15,209
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	15,945
14-2A, C 144A 3.260%, 12/16/19(3)	14,615	14,452
15-A1, C 144A 4.100%, 12/15/20(3)	7,505	7,543
14-3A, D 144A 5.690%, 4/15/21(3)	14,575	14,642
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	15,648	15,723
Flagship Credit Auto Trust 14-2, D 144A 5.210%, 2/15/21(3)	9,560	9,643
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(3)	4,704	4,761

See Notes to Financial Statements

14

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Global Science Finance S.A.R.L.
13-1A, A 144A 2.980%, 4/17/28(3)	$12,489	$12,530
13-2A, A 144A 3.670%, 11/17/28(3)	6,067	6,194
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	2,889	2,918
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	11,240	11,291
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	2,235	2,239
GSAA Home Equity Trust
05-1, AF4 5.325%, 11/25/34(2)	711	752
05-12, AF3W 4.999%, 9/25/35(2)	8,341	8,493
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	12,290	12,722
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	12,095	12,198
14-AA, A 144A 1.770%, 11/25/26(3)	16,133	16,032
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	9,675	9,620
15-A, D 2.730%, 6/15/21	8,950	8,926
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	3,298	3,312
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,096	1,125

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Funding Trust 04-2, 1A4 5.323%, 2/26/35	$1,083	$1,088
LEAF Receivables Funding LLC
12-1, D 144A 4.680%, 9/15/20(3)	5,859	6,011
13-1, D 144A 5.110%, 9/15/21(3)	655	672
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	18,833	19,087
10-1A, A 144A 3.540%, 10/20/32(3)	624	645
10-1A, B 144A 4.520%, 10/20/32(3)	1,217	1,268
MMCA Auto Owner Trust 11-A, B 144A 2.720%, 10/17/16(3)	3,500	3,503
Nations Equipment Finance Funding I LLC
13-1A, B 144A 3.818%, 5/20/21(3)	4,000	4,032
13-1A, C 144A 5.500%, 5/20/21(3)	7,833	7,926
New Century Home Equity Loan Trust 05-A, A4W 4.750%, 8/25/35(2)	15,473	16,071
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	16,940	16,964
15-A1, A 144A 3.190%, 3/18/26(3)	11,875	11,983
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	6,261	6,442
14-AA, A 144A 2.290%, 7/9/29(3)	4,988	4,990
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	7,026

See Notes to Financial Statements

15

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(2)	$730	$739
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(2)	1,982	1,988
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	5,170	5,243
12-2, D 3.870%, 2/15/18	31,045	31,874
12-6, C 1.940%, 3/15/18	9,645	9,703
12-5, C 2.700%, 8/15/18	4,850	4,920
12-6, D 2.520%, 9/17/18	17,455	17,580
13-1, D 2.270%, 1/15/19	23,445	23,440
13-3, C 1.810%, 4/15/19	17,215	17,240
13-5, D 2.730%, 10/15/19	20,100	20,261
14-3, C 2.130%, 8/17/20	16,400	16,427
14-4, D 3.100%, 11/16/20	6,650	6,696
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)	2,574	2,607
11-1A, B 144A 4.230%, 4/20/26(3)	2,401	2,465
12-2A, B 144A 3.420%, 3/20/29(3)	3,458	3,511
12-3A, A 144A 1.870%, 8/20/29(3)	12,319	12,348
13-1A, A 144A 1.590%, 11/20/29(3)	4,636	4,630
14-1A, A 144A 2.070%, 3/20/30(3)	5,114	5,144

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
14-2A, A 144A 2.050%, 6/20/31(3)	$7,726	$7,769
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	7,341	7,425
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	4,705	4,707
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	4,775	4,880
13-B, A2A 144A 1.850%, 6/17/30(3)	14,500	14,400
13-C, A2A 144A 2.940%, 10/15/31(3)	10,805	11,120
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	3,470	3,488
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	20,772	21,153
14-B, 2A 144A 2.550%, 8/27/29(3)	2,201	2,214
15-A, A2 144A 2.420%, 3/25/30(3)	7,748	7,745
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	8,426	8,589
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	2,306	2,274
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	3,868	3,933
12-AA, A 144A 2.000%, 9/20/29(3)	8,006	7,949
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	13,253	13,254
14-3A, A 144A 3.270%, 11/21/39(3)	12,644	12,874

See Notes to Financial Statements

16

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	$1,733	$1,747
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,051
Textainer Marine Containers Ltd.
13-1A, A 144A 3.900%, 9/20/38(3)	17,000	17,680
14-1A, A 144A 3.270%, 10/20/39(3)	4,360	4,416
Tidewater Auto Receivables Trust
12-AA, B 144A 2.430%, 4/15/19(3)	7,488	7,548
14-AA, C 144A 2.560%, 8/15/19(3)	3,500	3,501
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	15,960	16,619
14-1A, A1 144A 2.863%, 4/15/44(3)	4,350	4,368
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	18,504	19,147
Vericrest Opportunity Loan Trust
14-NP10, A1 144A 3.375%, 10/25/54(2)(3)	3,807	3,808
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	12,208	12,194
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	7,909	7,905
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	19,328	19,291
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	15,835	15,861
14-1A, C 144A 1.940%, 11/15/21(3)	6,000	6,007
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	5,059	5,093

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	$634	$636
Westlake Automobile Receivables Trust
14-1A, C 144A 1.700%, 11/15/19(3)	6,165	6,159
15-1A, C 144A 2.290%, 11/16/20(3)	8,500	8,498
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,531,890)		1,546,766
CORPORATE BONDS AND NOTES—39.2%
Consumer Discretionary—3.5%
Alibaba Group Holding Ltd. 144A 2.500%, 11/28/19(3)	6,600	6,602
Boyd Gaming Corp.
9.125%, 12/1/18	2,425	2,540
9.000%, 7/1/20	5,350	5,791
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810	6,100
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)	3,625	2,701
CCO Holdings LLC 7.375%, 6/1/20	6,700	7,177
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	4,155	4,165
144A 5.125%, 12/15/21(3)	9,810	9,859
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	16,440	17,385
Cleopatra Finance Ltd.
144A 5.625%, 2/15/20(3)	6,490	6,357
144A 6.250%, 2/15/22(3)	8,185	8,021
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	2,330	2,458
DR Horton, Inc. 4.000%, 2/15/20	6,975	7,080
Hyundai Motor Manufacturing 144A 4.500%, 4/15/15(3)	6,000	6,005

See Notes to Financial Statements

17

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
International Game Technology 7.500%, 6/15/19	$1,115	$1,189
Jaguar Land Rover Automotive plc
144A 4.125%, 12/15/18(3)	3,845	3,970
144A 4.250%, 11/15/19(3)	6,820	7,042
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	8,530	9,170
Lennar Corp. 4.500%, 11/15/19	10,890	11,217
Marriott International, Inc. 3.125%, 10/15/21	13,545	13,940
MGM Resorts International 6.750%, 10/1/20	6,500	6,963
Nielsen Finance LLC (Nielsen Finance Co.) 144A 5.000%, 4/15/22(3)	19,395	19,589
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	1,755	1,808
Numericable Group SA 144A 4.875%, 5/15/19(3)	8,295	8,285
QVC, Inc. 3.125%, 4/1/19	12,765	12,853
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	12,535	12,880
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	20,955	20,798
Toll Brothers Finance Corp.
4.000%, 12/31/18	14,890	15,337
6.750%, 11/1/19	14,716	16,703
TRI Pointe Homes, Inc. 144A 4.375%, 6/15/19(3)	13,872	13,626
United Rentals North America Inc 4.625%, 7/15/23	13,310	13,460
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(3)	3,063	3,228
Volkswagen Group of America Finance LLC 144A 2.450%, 11/20/19(3)	4,800	4,896

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Wyndham Worldwide Corp. 2.500%, 3/1/18	$2,960	$2,972

		292,167

Consumer Staples—0.1%
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)	6,850	7,021

Energy—4.0%
Afren plc 144A 11.500%, 2/1/16(3)(11)	4,790	2,294
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	6,835	6,784
California Resources Corp.
144A 5.000%, 1/15/20(3)	6,815	6,185
144A 5.500%, 9/15/21(3)	6,800	6,095
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	18,785	19,396
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	778	743
Denbury Resources, Inc. 5.500%, 5/1/22	7,225	6,539
Energy Transfer Partners LP 4.150%, 10/1/20	14,620	15,348
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,630
FTS International, Inc. 144A 6.250%, 5/1/22(3)	2,245	1,661
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(5)	5,000	5,059
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	10,000	10,425
Kinder Morgan, Inc. 3.050%, 12/1/19	4,805	4,853
Linn Energy LLC 6.500%, 5/15/19	9,980	8,439
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	6,000	5,525
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	7,500	8,194

See Notes to Financial Statements

18

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Newfield Exploration Co.
5.750%, 1/30/22	$1,640	$1,710
5.625%, 7/1/24	7,925	8,242
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	18,475	18,198
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	20,870	13,826
Petrobras Global Finance BV 3.250%, 3/17/17	21,600	19,926
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	40,865	27,073
144A 6.000%, 5/16/24(3)	12,980	4,194
Petroleos Mexicanos 3.125%, 1/23/19	20,730	21,145
Petronas Capital Ltd. 144A 3.125%, 3/18/22(3)	5,000	5,037
PHI, Inc. 5.250%, 3/15/19	6,275	5,710
Pride International, Inc. 8.500%, 6/15/19	4,065	4,838
QEP Resources, Inc. 6.875%, 3/1/21	22,275	23,779
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	7,925	4,537
Regency Energy Partners LP (Regency Energy Finance Corp.) 5.750%, 9/1/20	12,815	13,904
Rosneft Finance SA RegS 7.500%, 7/18/16(4)	13,235	13,471
Sabine Oil & Gas Corp. 7.250%, 6/15/19	9,035	1,491
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	8,080
6.250%, 3/15/22	8,415	8,731
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750	11,675

	PAR VALUE		VALUE
Energy (continued)
Transocean, Inc. 6.500%, 11/15/20	$12,895		$10,754
Weatherford International Ltd. 9.625%, 3/1/19	4,110		4,708

			341,199

Financials—17.2%
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	4,425		4,654
AerCap Ireland Capital Ltd. (AerCap Global Aviation Trust) 144A 3.750%, 5/15/19(3)	5,930		5,973
Aircastle Ltd.
4.625%, 12/15/18	7,740		8,069
6.250%, 12/1/19	10,400		11,466
5.125%, 3/15/21	1,455		1,524
Akbank TAS
144A 5.125%, 7/22/15(3)	8,900		9,013
144A 7.500%, 2/5/18(3)	12,140	TRY	4,287
Allstate Corp. 6.125%, 5/15/37(2)	4,730		5,014
Ally Financial, Inc.
3.250%, 2/13/18	4,285		4,248
3.750%, 11/18/19	11,480		11,380
4.125%, 3/30/20	5,800		5,778
4.125%, 2/13/22	2,675		2,615
American International Group, Inc. 2.375%, 8/24/15	5,825		5,860
American Tower Trust I 144A 1.551%, 3/15/18(3)	6,900		6,885
Ares Capital Corp. 3.875%, 1/15/20	9,115		9,284
Associated Banc Corp. 5.125%, 3/28/16	8,635		8,934
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	10,380		10,604
Avis Budget Car Rental LLC 4.875%, 11/15/17	13,470		13,874
Banco Bradesco SA 144A 4.500%, 1/12/17(3)	7,000		7,192

See Notes to Financial Statements

19

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Banco Continental SA (Continental Senior Trustees II Cayman Ltd.) 144A 5.750%, 1/18/17(3)(5)	$10,000		$10,630
Banco de Credito del Peru 144A 2.750%, 1/9/18(3)	15,836		15,947
Banco Santander Brasil SA
144A 4.500%, 4/6/15(3)	7,500		7,500
144A 8.000%, 3/18/16	28,335	BRL	8,345
144A 4.625%, 2/13/17(3)	9,300		9,579
Banco Santander Chile 144A 2.139%, 6/7/18(2)(3)	5,300		5,395
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	16,550		16,785
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	9,110		9,583
2.000%, 1/11/18	14,905		15,015
5.490%, 3/15/19	2,868		3,174
Bank of Baroda 144A 4.875%, 7/23/19(3)	23,575		25,407
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	10,110		10,468
Bank of India
144A 3.250%, 4/18/18(3)	22,470		22,990
144A 3.625%, 9/21/18(3)	10,200		10,522
Barclays Bank plc
144A 6.050%, 12/4/17(3)	13,130		14,450
144A 5.926%(2)(3)(6)(7)	3,773		3,924
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	8,270		8,497
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	7,105		8,397
Capital One NA 2.400%, 9/5/19	5,000		5,020
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	12,775		13,226
Chubb Corp. (The) 6.375%, 3/29/67(2)	8,205		8,697
Citigroup, Inc.
0.534%, 6/9/16(2)	3,400		3,379
5.500%, 2/15/17	23,460		25,155
2.500%, 9/26/18	10,000		10,194

	PAR VALUE	VALUE
Financials (continued)
Comerica Bank, Inc.
4.800%, 5/1/15	$1,828	$1,833
5.750%, 11/21/16	5,940	6,367
Corpbanca SA
3.125%, 1/15/18	8,000	7,958
144A 3.875%, 9/22/19(3)	17,000	17,002
Daimler Finance North America LLC 144A 2.625%, 9/15/16(3)	11,000	11,241
Discover Bank 8.700%, 11/18/19	1,750	2,155
DNB Bank ASA 144A 3.200%, 4/3/17(3)	24,700	25,588
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685	14,612
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,073
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,214
First Tennessee Bank N.A.
5.650%, 4/1/16	15,664	16,225
2.950%, 12/1/19	4,500	4,564
Ford Motor Credit Co. LLC
4.207%, 4/15/16	10,000	10,285
5.000%, 5/15/18	10,000	10,903
FS Investment Corp. 4.250%, 1/15/20	7,725	7,857
General Electric Capital Corp. 0.635%, 5/5/26(2)	8,000	7,504
General Motors Financial Co., Inc.
4.750%, 8/15/17	25,655	27,125
3.500%, 7/10/19	9,715	9,984
Genworth Holdings, Inc.
7.200%, 2/15/21	5,000	5,219
7.625%, 9/24/21	13,825	14,447
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	18,265	18,722
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	14,000	15,010
2.900%, 7/19/18	8,200	8,473
7.500%, 2/15/19	2,451	2,925

See Notes to Financial Statements

20

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Government Properties Income Trust 3.750%, 8/15/19	$2,905	$3,010
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	21,900	22,940
HBOS plc 144A 6.750%, 5/21/18(3)	685	766
HCP, Inc. 3.750%, 2/1/19	4,940	5,208
Health Care REIT, Inc. 4.125%, 4/1/19	4,100	4,398
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,263
Hertz Corp. (The) 5.875%, 10/15/20	18,375	18,972
HSBC USA, Inc. 2.625%, 9/24/18	19,485	20,060
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	20,701
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	13,210	14,042
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(3)	4,975	4,994
144A 3.750%, 4/6/16(3)	500	513
144A 1.450%, 2/6/17(3)	8,000	8,008
144A 2.125%, 10/2/17(3)	2,940	2,968
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	965	972
4.875%, 3/15/19	1,520	1,549
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	13,000	13,789
144A 4.800%, 5/22/19(3)	13,000	13,937
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275	6,456
ING Bank NV 144A 1.375%, 3/7/16(3)	9,000	9,045

	PAR VALUE		VALUE
Financials (continued)
International Lease Finance Corp. 3.875%, 4/15/18	$18,635		$18,915
Intesa San Paolo S.p.A 3.125%, 1/15/16	12,190		12,356
iStar Financial, Inc.
4.000%, 11/1/17	12,900		12,787
4.875%, 7/1/18	12,250		12,357
5.000%, 7/1/19	2,440		2,449
Jefferies Group, Inc. 5.125%, 4/13/18	6,541		6,877
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850		9,696
KeyBank N.A.
7.413%, 5/6/15	3,000		3,007
4.950%, 9/15/15	1,295		1,321
Korea Development Bank 3.500%, 8/22/17	9,750		10,168
Lazard Group LLC 4.250%, 11/14/20	7,765		8,299
Lincoln National Corp.
8.750%, 7/1/19	15,040		18,925
6.050%, 4/20/67(2)(7)	2,885		2,780
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870		5,003
144A 6.000%, 1/14/20(3)	10,950		12,517
Morgan Stanley
5.550%, 4/27/17	10,200		11,034
144A 10.090%, 5/3/17(3)	22,595	BRL	6,853
Navient LLC
4.625%, 9/25/17	24,805		25,237
4.875%, 6/17/19	9,140		9,117
New York Life Global Funding 144A 1.950%, 2/11/20(3)	2,855		2,855
ORIX Corp. 5.000%, 1/12/16	5,228		5,375
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	14,800		14,016
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,364
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	17,580		17,955
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,740		2,889

See Notes to Financial Statements

21

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Prudential Financial, Inc.
4.750%, 9/17/15	$4,770	$4,855
8.875%, 6/15/38(2)(7)	11,200	13,202
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750	7,825
Regions Bank 7.500%, 5/15/18	2,369	2,757
Regions Financial Corp. 5.750%, 6/15/15	2,535	2,557
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130	3,623
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	13,655	12,870
144A 5.100%, 7/25/18(3)(5)	8,750	8,035
Sabra Health Care LP 5.500%, 2/1/21	9,610	10,271
Santander Holdings USA, Inc. 3.000%, 9/24/15	980	988
Santander U.S. Debt S.A.U. Unipersonal 144A 3.781%, 10/7/15(3)	8,000	8,130
SBA Tower Trust 144A 2.933%, 12/15/17(3)	13,275	13,433
Schaeffler Finance BV 144A 4.250%, 5/15/21(3)	14,140	14,140
Schaeffler Holding Finance BV PIK Interest Capitalization, 144A 6.875%, 8/15/18(3)(10)	2,210	2,318
Select Income REIT
3.600%, 2/1/20	9,455	9,694
4.150%, 2/1/22	9,455	9,495
Senior Housing Properties Trust
4.300%, 1/15/16	6,875	6,978
3.250%, 5/1/19	6,685	6,790
Shinhan Bank
144A 4.375%, 7/27/17(3)	11,700	12,387
144A 1.875%, 7/30/18(3)	1,000	992
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	6,775	6,797

	PAR VALUE	VALUE
Financials (continued)
Societe Generale S.A.
144A 3.100%, 9/14/15(3)	$2,900	$2,930
144A 3.500%, 1/15/16(3)	6,895	7,041
Springleaf Finance Corp. 5.250%, 12/15/19	18,055	17,897
State Street Corp. 4.956%, 3/15/18(7)	24,025	25,996
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,446
5.450%, 12/1/17	3,750	4,087
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,285
Telecom Italia Capital SA 7.175%, 6/18/19	2,395	2,757
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	2,850	2,921
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,560
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,382
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	4,000	3,924
Union Bank NA
1.500%, 9/26/16	2,000	2,009
2.625%, 9/26/18	2,700	2,775
Unum Group 7.125%, 9/30/16	6,620	7,176
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	7,100	7,586
2.700%, 4/1/20	2,948	2,980
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(5)	16,710	14,707
Voya Financials, Inc. 2.900%, 2/15/18	12,620	13,019
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(5)	6,785	6,584
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,294
Wells Fargo & Co. (Wachovia Corp.) 5.625%, 10/15/16	2,500	2,673

See Notes to Financial Statements

22

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Willis Group Holdings plc 4.125%, 3/15/16	$6,000	$6,156
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,305
XLIT Ltd.
2.300%, 12/15/18	9,730	9,884
Series E, 6.500%, 12/29/49(2)	12,790	11,319
Zions Bancorp 4.500%, 3/27/17	8,120	8,528

		1,449,320

Health Care—2.1%
Actavis Funding SCS
3.000%, 3/12/20	2,825	2,894
3.450%, 3/15/22	3,815	3,907
Alere, Inc. 6.500%, 6/15/20	6,175	6,422
Catamaran Corp. 4.750%, 3/15/21	7,165	7,980
Community Health Systems, Inc.
5.125%, 8/1/21	4,790	4,958
6.875%, 2/1/22	860	919
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	13,430	14,399
HCA, Inc.
3.750%, 3/15/19	9,580	9,709
6.500%, 2/15/20	19,575	22,041
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	8,625	9,099
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,603
Salix Pharmaceuticals Ltd. 144A 6.500%, 1/15/21(3)	3,465	3,850
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(3)	9,905	10,029
4.750%, 6/1/20	9,275	9,446
6.000%, 10/1/20	9,560	10,145
8.125%, 4/1/22	8,265	9,133
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	6,110	6,454
144A 5.625%, 12/1/21(3)	7,310	7,438

	PAR VALUE	VALUE
Health Care (continued)
VRX Escrow Corp.
144A 5.375%, 3/15/20(3)	$9,750	$9,872
144A 5.875%, 5/15/23(3)	1,210	1,243
Zimmer Holdings, Inc.
2.700%, 4/1/20	12,805	12,984
3.150%, 4/1/22	12,805	12,959
Zoetis, Inc. 1.875%, 2/1/18	1,975	1,976

		180,460

Industrials—5.4%
ADT Corp. (The) 6.250%, 10/15/21	23,265	24,835
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	14,906	15,576
America West Airlines Pass-Through-Trust
98-1, A 6.870%, 1/2/17	971	1,015
99-1, G 7.930%, 1/2/19	8,406	9,268
01-1, G 7.100%, 4/2/21	42,535	47,320
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	1,655	1,625
American Airlines Pass-Through-Trust
13-2, B 144A 5.600%, 7/15/20(3)	9,273	9,691
14-1, B 4.375%, 10/1/22	10,000	10,350
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	2,257	2,265
00-1, A 8.707%, 1/2/19	3,061	3,130
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	7,980	8,179
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	25,347	24,967

See Notes to Financial Statements

23

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	$12,752	$13,581
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	8,670	8,757
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	9,462	10,378
09-2, A 7.250%, 11/10/19	3,659	4,235
99-2, C2 AMBC 6.236%, 3/15/20	11,190	12,030
12-1, B 6.250%, 4/11/20	4,134	4,413
00-1, A1 8.048%, 11/1/20	7,089	8,019
01-1, A1 6.703%, 6/15/21	13,833	14,802
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	29,263	31,568
Deluxe Corp. 6.000%, 11/15/20	2,950	3,123
Masco Corp. 5.950%, 3/15/22	20,970	23,539
Northwest Airlines Pass-Through-Trust
07-1, B 8.028%, 11/1/17	5,882	6,613
02-1, G2 6.264%, 11/20/21	12,242	13,320
Penske Truck Leasing Co. LP (Penske Truck Lease Finance Corp.) 144A 3.375%, 2/1/22(3)	8,365	8,362
Rexel SA 144A 5.250%, 6/15/20(3)	20,550	21,655
Spirit AeroSystems, Inc. 5.250%, 3/15/22	2,905	3,036
Toledo Edison Co. (The) 7.250%, 5/1/20	224	271
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	9,000	9,225

	PAR VALUE	VALUE
Industrials (continued)
U.S. Airways Pass-Through-Trust
12-2, C 5.450%, 6/3/18	$12,975	$13,332
01-1, G 7.076%, 3/20/21	18,037	19,840
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	19,864	22,049
07-01, A 6.636%, 7/2/22	17,871	19,300
United Rentals North America, Inc. 5.750%, 7/15/18	7,895	8,232
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	19,294	20,307

		458,208

Information Technology—0.9%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	12,265	12,234
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	16,800	17,179
Equinix, Inc. 4.875%, 4/1/20	8,062	8,364
First Data Corp. 11.750%, 8/15/21	11,439	13,284
Juniper Networks, Inc. 3.300%, 6/15/20	4,645	4,701
MDC-GMTN B.V. 144A 3.750%, 4/20/16(3)	4,000	4,100
NCR Corp.
4.625%, 2/15/21	14,480	14,571
5.000%, 7/15/22	4,825	4,897

		79,330

Materials—2.6%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	8,712
Anglo American Capital plc 144A 9.375%, 4/8/19(3)	1,950	2,444
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	2,705	2,725

See Notes to Financial Statements

24

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Materials (continued)
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	$6,050	$6,110
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	9,754	10,866
CRH America, Inc.
4.125%, 1/15/16	4,000	4,088
8.125%, 7/15/18	4,770	5,680
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	11,920	11,474
Freeport-Mcmoran Copper & Gold, Inc. 2.375%, 3/15/18	4,500	4,477
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	8,330	8,892
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	2,000	1,997
Hexion U.S. Finance Corp. 6.625%, 4/15/20	12,240	11,261
Huntsman International LLC 4.875%, 11/15/20	3,910	3,930
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	5,870	5,819
International Paper Co. 9.375%, 5/15/19	5,330	6,793
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	8,005	8,135
Packaging Corp. of America 3.900%, 6/15/22	7,215	7,500
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,414
8.250%, 2/15/21	3,120	3,354
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(3)	12,830	13,985
144A 8.375%, 6/15/19(3)	7,770	8,392
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	5,975	6,065
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(3)	10,000	10,184

	PAR VALUE	VALUE
Materials (continued)
Tronox Finance LLC 6.375%, 8/15/20	$15,045	$14,782
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	12,755	12,436
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	1,690	1,713
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	10,640	10,800
144A 6.000%, 1/31/19(3)	14,955	13,400

		219,428

Telecommunication Services—2.1%
AT&T, Inc. 5.500%, 2/1/18	11,123	12,245
CenturyLink, Inc. Series V 5.625%, 4/1/20	21,780	22,951
Crown Castle Towers LLC
144A 3.214%, 8/15/15(3)	4,950	4,986
144A 5.495%, 1/15/17(3)	5,915	6,203
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	15,680	15,782
Frontier Communications Corp.
7.125%, 3/15/19	12,200	13,328
6.250%, 9/15/21	9,160	9,229
Level 3 Financing, Inc. 7.000%, 6/1/20	4,065	4,360
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	6,045	6,415
Sprint Corp. 7.250%, 9/15/21	4,080	4,116
T-Mobile USA, Inc.
6.464%, 4/28/19	7,630	7,887
6.542%, 4/28/20	7,905	8,350
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,925
Verizon Communications, Inc.
2.500%, 9/15/16	4,044	4,129
3.650%, 9/14/18	13,800	14,672
West Corp. 144A 5.375%, 7/15/22(3)	14,280	14,039

See Notes to Financial Statements

25

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Telecommunication Services (continued)
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	$9,005	$9,050
Windstream Corp. 7.750%, 10/15/20	12,125	12,473

		173,140

Utilities—1.3%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	13,930	14,133
AmeriGas Partners LP
6.250%, 8/20/19	5,670	5,911
6.750%, 5/20/20	6,765	7,154
7.000%, 5/20/22	9,275	9,994
Dynegy Finance I, Inc. (Dynegy Finance II, Inc.) 144A 6.750%, 11/1/19(3)	5,690	5,896
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	14,735	15,743
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	10,076
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	10,419
PPL WEM Holdings plc 144A 3.900%, 5/1/16(3)	5,495	5,647
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	12,340	12,216
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,945
144A 2.750%, 5/7/19(3)	9,370	9,547

		111,681
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $3,295,398)		3,311,954
LOAN AGREEMENTS(2)—14.7%
Consumer Discretionary—3.7%
Allison Transmission Tranche B-3, 3.750%, 8/23/19	2,108	2,112

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Aristocrat Leisure Ltd. 4.750%, 10/20/21	$13,296	$13,389
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	7,046	7,069
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 6.250%, 10/31/16(11)	3,616	3,368
Tranche B-6, 4.503%, 3/1/17(11)	3,861	3,562
Tranche B-7, 7.333%, 1/28/18(11)	1,741	1,595
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	7,900	7,495
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	4,317	3,845
Cequel Communications LLC 3.500%, 2/14/19	12,971	13,004
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	4,242	4,283
Charter Communications Operations LLC
Tranche E, 3.000%, 7/1/20	9,409	9,388
Tranche F, 3.000%, 1/3/21	14,453	14,428
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	9,919	9,968
CSC Holdings, Inc. Tranche B, 2.678%, 4/17/20	6,207	6,189
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	9,881	9,725
Delta 2 (Lux) S.A.R.L.
Tranche B-3, 4.750%, 7/30/21	9,421	9,381
Second Lien, 0.000%, 7/29/22(8)	4,839	4,817

See Notes to Financial Statements

26

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Consumer Discretionary (continued)
Hilton Worldwide Finance LLC 3.500%, 10/26/20	$14,665	$14,701
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.928%, 1/30/19	15,735	14,993
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	12,912	12,878
Key Safety Systems, Inc. 4.750%, 8/29/21	6,596	6,635
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	12,656	12,663
Libbey Glass, Inc. 3.750%, 4/9/21	5,917	5,902
MGM Resort International Tranche B 3.500%, 12/20/19	7,098	7,084
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 11/19/19	3,358	3,339
PetSmart, Inc. 0.000%, 3/11/22(8)	17,684	17,837
PVH Corp. Tranche B 3.250%, 2/13/20	12,203	12,294
Regal Cinemas Corp. 0.000%, 3/25/22(8)	1,411	1,416
Scientific Games International, Inc.
6.000%, 10/18/20	2,806	2,819
Tranche B-2, 6.000%, 10/1/21	3,417	3,430
Seminole Tribe of Florida, Inc. Tranche B, 3.000%, 4/29/20	13,716	13,718
ServiceMaster Co. LLC (The) 0.000%, 7/1/21(8)	8,462	8,449
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	11,660	11,696

	PAR VALUE	VALUE
Consumer Discretionary (continued)
SRAM LLC First Lien, 4.417%, 4/10/20	$1,858	$1,858
Station Casinos LLC Tranche B, 4.250%, 3/2/20	11,453	11,497
Tribune Co. 4.000%, 12/27/20	10,971	10,996
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	14,060	12,496

		310,319

Consumer Staples—0.9%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	16,198	16,356
ARAMARK Corp.
Tranche E, 3.250%, 9/6/19	19,195	19,265
Tranche F, 3.250%, 2/24/21	14,706	14,708
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 3.500%, 7/23/21	3,785	3,771
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	5,198	5,306
Prestige Brands Tranche B-2, 4.500%, 9/3/21	1,471	1,478
Rite Aid Corp.
Tranche 1, Second Lien, 5.750%, 8/21/20	720	729
Tranche 2, Second Lien, 4.875%, 6/21/21	14,688	14,738

		76,351

Energy—0.6%
Arch Coal, Inc. 6.250%, 5/16/18	16,379	12,714
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	6,195	5,188

See Notes to Financial Statements

27

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Energy (continued)
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	$4,100	$3,964
Tranche B-2, 4.500%, 4/30/19	768	755
FTS International, Inc. 5.750%, 4/16/21	1,520	1,192
Paragon Offshore Finance Co. 3.750%, 7/16/21	10,008	6,962
Seadrill Operating LP 4.000%, 2/21/21	21,696	17,297

		48,072

Financials—1.4%
Altisource Solutions S.A.R.L. Tranche B, 4.500%, 12/9/20	9,694	7,186
Asurion LLC Tranche B-1, 5.000%, 5/24/19	9,899	9,941
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	3,568	3,587
Second Lien, 6.000%, 4/30/20	6,047	6,168
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	6,235	6,183
Delos Finance S.A.R.L. 3.500%, 3/6/21	21,956	22,016
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	2,963	3,042
Realogy Corp. Tranche B, 3.750%, 3/5/20	17,693	17,698
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	10,655	10,691
Trans Union LLC 2014 Replacement, 4.000%, 4/9/21	11,937	11,953

	PAR VALUE	VALUE
Financials (continued)
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	$24,653	$22,687

		121,152

Health Care—1.3%
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 8/20/19	9,089	9,100
AmSurg Corp. 3.750%, 7/16/21	2,578	2,587
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	3,972	3,991
Capsugel Holdings US, Inc. 3.500%, 8/1/18	2,264	2,266
CHG Healthcare Services, Inc. Second Lien, 4.250%, 11/19/19	9,986	10,031
CHS (Community Health Systems, Inc.) 3.428%, 12/31/18	7,068	7,079
ConvaTec, Inc. 4.000%, 12/22/16	1,331	1,336
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,898	3,912
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	6,644	6,675
Hologic, Inc. Refinancing Tranche B, 3.250%, 8/1/19	10,783	10,816
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	5,731	5,750
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	8,750	8,797

See Notes to Financial Statements

28

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Health Care (continued)
Kinetic Concepts, Inc.
Tranche E-2, 4.000%, 11/4/16	$6,636	$6,641
Tranche E-1, 4.500%, 5/4/18	1,565	1,573
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	1,647	1,649
NVA Holdings, Inc. First Lien, 0.000%, 8/14/21(8)	2,846	2,853
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	8,651	8,691
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	1,426	1,434
Surgical Care Affiliates, Inc. 4.250%, 3/17/22	1,520	1,528
U.S. Renal Care, Inc. Tranche B-2, First Lien, 4.250%, 7/3/19	4,581	4,596
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	12,168	12,205

		113,510

Industrials—1.8%
American Airlines, Inc.
Tranche B, 3.750%, 6/27/19	35,214	35,245
Tranche B, 2014 4.250%, 10/10/21	10,996	11,076
AWAS Finance Luxembourg SA 3.500%, 7/16/18	8,303	8,318
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	11,452	11,266

	PAR VALUE	VALUE
Industrials (continued)
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	$18,603	$18,374
DigitalGlobe, Inc. 0.000%, 1/31/20(8)	3,600	3,612
DynCorp International, Inc. 6.250%, 7/7/16	9,906	9,869
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	613	616
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	5,232	5,227
Mcjunkin Red Man Corp. 5.000%, 11/8/19	885	855
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	25,121	25,090
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21	12,216	12,289
Waste Industries USA, Inc. 0.000%, 2/27/20(8)	9,949	9,994

		151,831

Information Technology—3.3%
Activision Blizzard, Inc. 3.250%, 10/12/20	9,842	9,898
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	2,782	2,783
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	17,386	17,445
Blue Coat Systems, Inc. Second Lien, 9.500%, 6/26/20	13,168	13,456
CCC Information Services 4.000%, 12/20/19	5,811	5,802
Dell International LLC Tranche B, 4.500%, 4/29/20	21,320	21,491

See Notes to Financial Statements

29

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Information Technology (continued)
Deltek, Inc. Second Lien, 0.000%, 10/10/19(8)	$5,116	$5,174
Evergreen Skills Lux S.A.R.L. First Lien, 5.750%, 4/28/21	3,904	3,867
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	9,334	9,388
First Data Corp.
2018 First Lien 3.674%, 3/23/18	49,210	49,259
Second Lien 2018 3.674%, 9/24/18	6,353	6,356
Genpact Ltd. 3.500%, 8/30/19	17,270	17,317
Infinity Acquisition Ltd. 4.250%, 8/6/21	12,219	12,161
Interactive Data Corp. 4.750%, 5/2/21	8,079	8,126
Kronos, Inc.
First Lien, 4.500%, 10/30/19	22,245	22,323
Second Lien, 9.750%, 4/30/20	17,280	17,723
Lanyon Solutions, Inc. First Lien, 5.500%, 11/13/20	6,968	6,962
Mitchell International, Inc.
4.500%, 10/13/20	5,071	5,082
Second Lien, 8.500%, 10/11/21	19,067	18,960
Presidio Holdings Ltd. Tranche B, 6.250%, 2/2/22	13,000	12,984
Riverbed Technologies, Inc. 0.000%, 2/25/22(8)	5,836	5,900
Sophia LP Tranche B-1, 4.000%, 7/19/18	6,031	6,037

		278,494

Materials—0.6%
Ardagh Packaging Finance plc 4.000%, 12/17/19	2,056	2,066

	PAR VALUE	VALUE
Materials (continued)
AZ Chem US, Inc. First Lien, 5.125%, 6/11/21	$2,712	$2,721
Crown Americas LLC Tranche B, 4.000%, 10/22/21	9,043	9,139
Fairmount Minerals Ltd. Tranche B-2, 4.500%, 9/5/19	3,841	3,385
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	13,305	12,053
HII Holding Corp. First Lien, 4.000%, 12/20/19	14,144	14,133
INEOS U.S. Finance LLC 0.000%, 3/11/22(8)	5,769	5,783

		49,280

Telecommunication Services—0.4%
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	9,088	8,995
Level 3 Financing, Inc.
Tranche B-III 2019, 4.000%, 8/1/19	6,319	6,341
Tranche B, 2022 4.500%, 1/31/22	5,842	5,881
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	13,977	14,006

		35,223

Utilities—0.7%
Atlantic Power LP 4.750%, 2/24/21	2,684	2,701
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	10,699	10,851
Tranche C, First Lien 5.000%, 12/17/21	472	479
NRG Energy, Inc. 2.750%, 7/1/18	23,787	23,747
State of Santa Catarina (The) 4.000%, 12/27/22	14,568	13,815

See Notes to Financial Statements

30

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
LOAN AGREEMENTS(2) (continued)
Utilities (continued)
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.662%, 10/10/17(12)	$5,925		$3,568

			55,161
TOTAL LOAN AGREEMENTS (Identified Cost $1,259,018)			1,239,393

	SHARES
PREFERRED STOCKS—0.4%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	8,645	(9)	8,667

Financials—0.3%
Ally Financial, Inc. Series G, 7.000%	702		717
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	2,295	(9)	2,369
JPMorgan Chase & Co. Series V, 5.000%(2)	4,395	(9)	4,318
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	17,690

			25,094
TOTAL PREFERRED STOCKS (Identified Cost $33,697)			33,761
EXCHANGE-TRADED FUND—0.3%
SPDR S&P 500(R) ETF Trust Series 1	114,000		23,533
TOTAL EXCHANGE-TRADED FUND (Identified Cost $21,590)			23,533
TOTAL LONG TERM INVESTMENTS—99.6%
(Identified Cost $8,421,568)			8,415,856	(13)

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	28,723,869	$28,724
TOTAL SHORT-TERM INVESTMENT (Identified Cost $28,724)		28,724
TOTAL INVESTMENTS—99.9% (Identified Cost $8,450,292)		8,444,580	(1)
Other assets and liabilities, net—0.1%		9,096

NET ASSETS—100.0%		$8,453,676

Abbreviations:

ETF	Exchange-Traded Fund
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $2,960,491 or 35.0% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is

See Notes to Financial Statements

31

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Security in default.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	80%
Luxembourg	2
Bermuda	1
Canada	1
India	1
Mexico	1
United Kingdom	1
Other	13
Total	100%

†	% of total investments as of March 31, 2015

See Notes to Financial Statements

32

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,546,766	$—	$1,546,766	$—
Corporate Bonds and Notes	3,311,954	—	3,311,954	—
Foreign Government Securities	274,964	—	274,964	—
Loan Agreements	1,239,393	—	1,225,578	13,815
Mortgage-Backed Securities	1,898,024	—	1,898,024	—
Municipal Bonds	8,253	—	8,253	—
U.S. Government Securities	79,208	—	79,208	—
Equity Securities:
Exchange-Traded Fund	23,533	23,533	—	—
Preferred Stocks	33,761	—	33,761	—
Short-Term Investment	28,724	28,724	—	—

Total Investments	$8,444,580	$52,257	$8,378,508	$13,815

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Loan Agreements
Investments in Securities
Balance as of September 30, 2014:	$14,320
Accrued discount/(premium)	(66)
Realized gain (loss)	(16)
Change in unrealized appreciation/(depreciation)(c)	(201)
Purchases	—
Sales(b)	(222)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2015	$13,815

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Included in the related net change in unrealized appreciation/(depreciation) in the Statement of Operations. The change in unrealized appreciation/(depreciation) on investments still held as of March 31, 2015 was $(38).

None of the securities in the table are internally fair valued at March 31, 2015.

See Notes to Financial Statements

33

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$8,444,580
Foreign currency at value(2)	60
Cash	8,167
Receivables
Investment securities sold	20,350
Fund shares sold	18,844
Dividends and interest receivable	65,508
Tax reclaims	19
Prepaid expenses	306
Prepaid trustee retainer	57

Total assets	8,557,891

Liabilities
Payables
Fund shares repurchased	22,983
Investment securities purchased	70,834
Dividend distributions	2,601
Investment advisory fees	3,371
Distribution and service fees	1,612
Administration fees	875
Transfer agent fees and expenses	1,675
Trustees’ fees and expenses	4
Professional fees	18
Other accrued expenses	242

Total liabilities	104,215

Net Assets	$8,453,676

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$8,538,247
Accumulated undistributed net investment income (loss)	5,405
Accumulated undistributed net realized gain (loss)	(87,652)
Net unrealized appreciation (depreciation) on investments	(2,324)

Net Assets	$8,453,676

Class A
Net asset value (net assets/shares outstanding) per share	$4.78
Maximum offering price per share NAV/(1–2.25%)	$4.89
Shares of beneficial interest outstanding, no par value, unlimited authorization	366,745,490
Net Assets	$1,751,895
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$4.75
Shares of beneficial interest outstanding, no par value, unlimited authorization	190,986
Net Assets	$907
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$4.84
Shares of beneficial interest outstanding, no par value, unlimited authorization	329,747,824
Net Assets	$1,594,395
Class T
Net asset value (net assets/shares outstanding) and offering price per share	$4.82
Shares of beneficial interest outstanding, no par value, unlimited authorization	134,681,581
Net Assets	$649,416
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$4.78
Shares of beneficial interest outstanding, no par value, unlimited authorization	932,023,378
Net Assets	$4,457,063

(1) Investment in securities at cost	$8,450,292

(2) Foreign currency at cost	60

See Notes to Financial Statements

34

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$340
Interest	182,536
Foreign taxes withheld	(304)

Total investment income	185,572

Expenses
Investment advisory fees	20,518
Service fees, Class A	2,284
Distribution and service fees, Class B	4
Distribution and service fees, Class C	4,157
Distribution and service fees, Class T	3,438
Administration fees	5,206
Transfer agent fees and expenses	4,233
Registration fees	193
Printing fees and expenses	227
Custodian fees	77
Professional fees	38
Trustees’ fees and expenses	174
Miscellaneous expenses	387

Total expenses	40,936

Net investment income (loss)	141,636

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(85,960)
Net realized gain (loss) on foreign currency transactions	(1,354)
Net change in unrealized appreciation (depreciation) on investments	(32,004)
Net change in unrealized appreciation (depreciation) on foreign currency translation	240

Net gain (loss) on investments	(119,078)

Net increase (decrease) in net assets resulting from operations	$22,558

See Notes to Financial Statements

35

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$141,636	$281,430
Net realized gain (loss)	(87,314)	2,448
Net change in unrealized appreciation (depreciation)	(31,764)	(38,011)

Increase (decrease) in net assets resulting from operations	22,558	245,867

From Distributions to Shareholders
Net investment income, Class A	(28,097)	(105,722)
Net investment income, Class B	(15)	(56)
Net investment income, Class C	(23,164)	(46,403)
Net investment income, Class T	(7,901)	(17,738)
Net investment income, Class I	(76,510)	(100,400)
Net realized long-term gains, Class A	—	(630)
Net realized long-term gains, Class B	—	(—	)(1)
Net realized long-term gains, Class C	—	(306)
Net realized long-term gains, Class T	—	(140)
Net realized long-term gains, Class I	—	(562)

Decrease in net assets from distributions to shareholders	(135,687)	(271,957)

From Share Transactions
Sale of shares
Class A (55,868 and 213,985 shares, respectively)	267,983	1,043,710
Class B (7 and 11 shares, respectively)	33	52
Class C (52,405 and 148,857 shares, respectively)	254,354	735,299
Class T (6,297 and 23,586 shares, respectively)	30,511	116,148
Class I (164,329 and 672,603 shares, respectively)	787,657	3,291,503

Reinvestment of distributions
Class A (5,289 and 20,365 shares, respectively)	25,331	99,389
Class B (3 and 11 shares, respectively)	14	53
Class C (4,656 and 9,071 shares, respectively)	22,571	44,772
Class T (1,039 and 2,309 shares, respectively)	5,026	11,365
Class I (13,435 and 15,682 shares, respectively)	64,438	76,553

Shares repurchased
Class A (86,205 and 580,132 shares, respectively)	(412,349)	(2,835,996)
Class B (115 and 260 shares, respectively)	(546)	(1,262)
Class C (78,830 and 126,206 shares, respectively)	(381,501)	(622,784)
Class T (20,146 and 32,030 shares, respectively)	(97,214)	(157,686)
Class I (230,368 and 202,225 shares, respectively)	(1,102,133)	(987,226)

Increase (decrease) in net assets from share transactions	(535,825)	813,890

Net increase (decrease) in net assets	(648,954)	787,800

Net Assets
Beginning of period	9,102,630	8,314,830

End of period	$8,453,676	$9,102,630

Accumulated undistributed net investment income (loss) at end of period	$5,405	$(544)

(1)	Amount is less than $500.

See Notes to Financial Statements

36

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/14 to 3/31/15(7)	$4.84	0.08	(0.07)	0.01	(0.07)	—		(0.07)	(0.06)	$4.78	0.28	%(6)	$1,751,895	0.96	%(5)	3.20	%(5)	21	%(6)
10/1/13 to 9/30/14	4.85	0.16	(0.01)	0.15	(0.16)	—	(4)	(0.16)	(0.01)	4.84	3.03		1,894,633	0.99		3.30		39
10/1/12 to 9/30/13	4.94	0.18	(0.09)	0.09	(0.18)	—		(0.18)	(0.09)	4.85	1.84		3,574,450	0.99		3.65		49
10/1/11 to 9/30/12	4.67	0.21	0.27	0.48	(0.21)	—		(0.21)	0.27	4.94	10.58		3,038,093	1.01		4.31		52
10/1/10 to 9/30/11	4.80	0.22	(0.12)	0.10	(0.23)	—		(0.23)	(0.13)	4.67	2.02		2,463,360	1.05		4.59		35
10/1/09 to 9/30/10	4.54	0.25	0.26	0.51	(0.25)	—		(0.25)	0.26	4.80	11.65		1,897,491	1.07		5.31		49

Class B
10/1/14 to 3/31/15(7)	$4.81	0.06	(0.06)	—	(0.06)	—		(0.06)	(0.06)	$4.75	0.04	%(6)	$907	1.46	%(5)	2.71	%(5)	21	%(6)
10/1/13 to 9/30/14	4.82	0.14	(0.02)	0.12	(0.13)	—	(4)	(0.13)	(0.01)	4.81	2.53		1,421	1.49		2.80		39
10/1/12 to 9/30/13	4.91	0.16	(0.09)	0.07	(0.16)	—		(0.16)	(0.09)	4.82	1.34		2,572	1.49		3.17		49
10/1/11 to 9/30/12	4.65	0.18	0.27	0.45	(0.19)	—		(0.19)	0.26	4.91	9.87		3,590	1.51		3.86		52
10/1/10 to 9/30/11	4.78	0.20	(0.12)	0.08	(0.21)	—		(0.21)	(0.13)	4.65	1.53		5,550	1.55		4.10		35
10/1/09 to 9/30/10	4.52	0.23	0.26	0.49	(0.23)	—		(0.23)	0.26	4.78	11.16		9,435	1.56		4.86		49

Class C
10/1/14 to 3/31/15(7)	$4.89	0.07	(0.05)	0.02	(0.07)	—		(0.07)	(0.05)	$4.84	0.36	%(6)	$1,594,395	1.21	%(5)	2.95	%(5)	21	%(6)
10/1/13 to 9/30/14	4.90	0.15	(0.02)	0.13	(0.14)	—	(4)	(0.14)	(0.01)	4.89	2.73		1,720,245	1.24		3.03		39
10/1/12 to 9/30/13	4.99	0.17	(0.09)	0.08	(0.17)	—		(0.17)	(0.09)	4.90	1.56		1,567,725	1.24		3.40		49
10/1/11 to 9/30/12	4.72	0.20	0.27	0.47	(0.20)	—		(0.20)	0.27	4.99	10.19		1,067,276	1.27		4.04		52
10/1/10 to 9/30/11	4.85	0.21	(0.12)	0.09	(0.22)	—		(0.22)	(0.13)	4.72	1.75		616,170	1.30		4.33		35
10/1/09 to 9/30/10	4.58	0.24	0.27	0.51	(0.24)	—		(0.24)	0.27	4.85	11.49		471,332	1.32		5.04		49

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

37

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class T
10/1/14 to 3/31/15(7)	$4.88	0.06	(0.06)	—	(0.06)	—		(0.06)	(0.06)	$4.82	(0.09	)%(6)	$649,416	1.71	%(5)	2.45	%(5)	21	%(6)
10/1/13 to 9/30/14	4.89	0.12	(0.01)	0.11	(0.12)	—	(4)	(0.12)	(0.01)	4.88	2.23		719,840	1.74		2.53		39
10/1/12 to 9/30/13	4.98	0.14	(0.09)	0.05	(0.14)	—		(0.14)	(0.09)	4.89	1.06		751,220	1.74		2.91		49
10/1/11 to 9/30/12	4.71	0.17	0.28	0.45	(0.18)	—		(0.18)	0.27	4.98	9.67		704,225	1.76		3.56		52
10/1/10 to 9/30/11	4.84	0.19	(0.13)	0.06	(0.19)	—		(0.19)	(0.13)	4.71	1.24		530,162	1.80		3.84		35
10/1/09 to 9/30/10	4.57	0.21	0.28	0.49	(0.22)	—		(0.22)	0.27	4.84	10.96		394,183	1.82		4.54		49

Class I
10/1/14 to 3/31/15(7)	$4.84	0.08	(0.06)	0.02	(0.08)	—		(0.08)	(0.06)	$4.78	0.41	%(6)	$4,457,063	0.71	%(5)	3.45	%(5)	21	%(6)
10/1/13 to 9/30/14	4.85	0.17	(0.01)	0.16	(0.17)	—	(4)	(0.17)	(0.01)	4.84	3.28		4,766,491	0.74		3.51		39
10/1/12 to 9/30/13	4.94	0.19	(0.09)	0.10	(0.19)	—		(0.19)	(0.09)	4.85	2.09		2,418,863	0.74		3.90		49
10/1/11 to 9/30/12	4.68	0.22	0.27	0.49	(0.23)	—		(0.23)	0.26	4.94	10.62		1,606,957	0.77		4.55		52
10/1/10 to 9/30/11	4.81	0.23	(0.12)	0.11	(0.24)	—		(0.24)	(0.13)	4.68	2.28		901,528	0.80		4.83		35
10/1/09 to 9/30/10	4.54	0.26	0.28	0.54	(0.27)	—		(0.27)	0.27	4.81	12.16		468,264	0.83		5.51		49

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Amount is less than $0.005.
(5)	Annualized.
(6)	Not annualized.
(7)	Unaudited.

See Notes to Financial Statements

38

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 33 funds of the Trust are offered for sale, of which the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund’s net asset value caused by interest rate changes. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. (For information regarding Qualifying Transactions refer to the Trust’s prospectus.)

Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

39

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. It is the Fund’s policy to recognize transfers at the end of reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

40

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

41

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

42

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

H.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2015, all loan agreements held by the Fund are assignment loans.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

43

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion – $2 Billion	$2+ Billion – 10 Billion	$10+ Billion
0.55%	0.50%	0.45%	0.425%

B.	Subadviser

Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Expense Limitations

The Adviser has voluntarily agreed to limit the Fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values: 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85% for Class T shares, and 0.85% for Class I shares. The Adviser may discontinue these voluntary expense caps at any time. The Fund is currently below its expense cap.

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2015, it retained net commissions of $24 for Class A shares and deferred sales charges of $47, $0, $6 and $36 for Class A shares, Class B shares, Class C shares and Class T shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class, at the annual rate of 0.25% for Class A shares, 0.75% for Class B shares, 0.50% for Class C shares, and 1.00% for Class T shares. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2015, the Fund incurred administration fees totaling $4,197 which are included in the Statement of Operations.

For the period ended March 31, 2015, the Fund incurred transfer agent fees totaling $4,037 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Trust.

44

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

F.	Affiliated Shareholders

At March 31, 2015, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Class I Shares	1,992,039	$9,741

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2015, were as follows:

Purchases	Sales
$1,373,817	$1,880,761

Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2015, were as follows:

Purchases	Sales
$421,984	$381,191

Note 5. 10% Shareholders

As of March 31, 2015, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
31%	2

The shareholders are not affiliated with Virtus.

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result it, may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

45

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Note 7. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the Subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2015, the Fund did not hold any securities that are both illiquid and restricted.

Note 8. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,451,147	$173,867	$(180,431)	$(6,564)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

46

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Note 10. Regulatory Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled — In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

47

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Multi-Sector Short Term Bond Fund (the “Fund”). At an in-person meeting held November 12-14, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information from VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees

48

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an

49

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2014.

The Board noted that the Fund outperformed the median of its Performance Universe for the 1- 3-, 5-, and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group. After discussion, VIA and the Board agreed to add an additional breakpoint of 42.5 bps for assets in excess of $10 billion.

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

50

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that fee waivers and/or expense caps were also in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain

51

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

52

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8024	05-15

SEMIANNUAL REPORT

Virtus Real Estate Securities Fund

March 31, 2015

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Real Estate Securities Fund

(“Real Estate Securities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report, which reviews the performance of your fund, including comments from the fund manager, for the six months ended March 31, 2015.

The past six months were generally strong for U.S. equities, although market volatility increased, driven by falling oil prices, geopolitical risks, and a slowdown in growth outside the U.S. While the leading economies of Europe, Japan, and China weakened, the U.S. economy accelerated and the dollar rallied strongly. Broad U.S. equity indexes registered gains for the six months ended March 31, 2015. The S&P 500® Index returned 5.93%, the Dow Jones Industrial AverageSM rose 5.55%, and the NASDAQ Composite Index® was up 9.70%. By comparison, international equities generally underperformed in the fourth quarter of 2014, but rallied strongly in the first quarter of this year, particularly for developed markets.

Even though the U.S. economy continues to expand, the Federal Reserve has promised to maintain low interest rates, at least until the middle of 2015. Against this backdrop, U.S. Treasuries remain an attractive “safe haven” among global investors. Steady demand pushed the yield on the bellwether 10-year U.S. Treasury to 1.94% on March 31, 2015 from 2.52% on September 30, 2014. The low interest rate environment was generally favorable for the fixed income market. The Barclays U.S. Aggregate Bond Index, which concentrates on investment-grade debt securities, rose 3.43% for the six months ended March 31, 2015. By comparison, non-investment grade debt was negatively impacted by the ongoing stock market volatility and declining oil prices.

The uncertain state of the global economy is likely to remain a concern for the markets in the months ahead, and interventions by the world’s central banks will be watched with great interest. However, the health of the U.S. economy – including improved hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2015

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

Expense Table
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,199.80	1.35%	$7.40
Class B	1,000.00	1,195.10	2.10	11.49
Class C	1,000.00	1,195.00	2.10	11.49
Class R6**	1,000.00	1,091.60	0.94	3.72
Class I	1,000.00	1,201.10	1.10	6.04

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.12	1.35	6.82
Class B	1,000.00	1,014.33	2.10	10.60
Class C	1,000.00	1,014.33	2.10	10.60
Class R6	1,000.00	1,020.19	0.94	4.75
Class I	1,000.00	1,019.38	1.10	5.55

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**	Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (138) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS REAL ESTATE SECURITIES FUND

MARCH 31, 2015

(Unaudited)

KEY INVESTMENT TERMS

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable.

Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Asset Allocations

The following table presents portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2014.
Apartments	20%
Office	15
Regional Malls	14
Self Storage	11
Lodging/Resorts	11
Shopping Centers	10
Industrials	9
Mixed	4
Other (includes short-term investments)	6

Total	100%

4

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.6%
REAL ESTATE INVESTMENT TRUSTS—98.6%
HEALTH CARE—3.3%
HCP, Inc.	349,121	$15,085
Ventas, Inc.	554,061	40,458

		55,543

INDUSTRIAL/OFFICE—28.2%
Industrial—8.7%
DCT Industrial Trust, Inc.	1,665,903	57,740
Eastgroup Properties, Inc.	5,335	321
Prologis, Inc.	2,049,250	89,265

		147,326

Mixed—4.4%
Duke Realty Corp.	1,369,300	29,810
Liberty Property Trust	1,277,344	45,601

		75,411

Office—15.1%
Boston Properties, Inc.	358,883	50,416
Cousins Properties, Inc.	2,279,150	24,159
Douglas Emmett, Inc.	1,435,433	42,790
Highwoods Properties, Inc.	749,742	34,323
Kilroy Realty Corp.	883,942	67,330
Paramount Group, Inc.	845,136	16,311
SL Green Realty Corp.	169,577	21,771

		257,100

		479,837

LODGING/RESORTS—11.2%
Host Hotels & Resorts, Inc.	2,920,836	58,942
LaSalle Hotel Properties	1,107,347	43,031
Pebblebrook Hotel Trust	1,032,613	48,089
RLJ Lodging Trust	1,299,800	40,697

		190,759

RESIDENTIAL—20.8%
Apartments—19.9%
American Campus Communities, Inc.	800,617	34,323

	SHARES	VALUE
Apartments (continued)
AvalonBay Communities, Inc.	389,090	$67,799
Camden Property Trust	951,800	74,364
Equity Residential	1,048,745	81,655
Essex Property Trust, Inc.	353,040	81,164

		339,305

Manufactured Homes—0.9%
Equity Lifestyle Properties, Inc.	269,953	14,834

		354,139

RETAIL—23.9%
Regional Malls—14.0%
General Growth Properties, Inc.	2,408,075	71,159
Macerich Co. (The)	123,275	10,396
Simon Property Group, Inc.	726,141	142,062
WP GLIMCHER, Inc.	836,345	13,908

		237,525

Shopping Centers—9.9%
Brixmor Property Group, Inc.	1,781,196	47,291
DDR Corp.	408,342	7,603
Kimco Realty Corp.	1,003,773	26,951
Regency Centers Corp.	470,000	31,979
Tanger Factory Outlet Centers	1,563,000	54,971

		168,795

		406,320

SELF STORAGE—11.2%
CubeSmart	729,250	17,611
Extra Space Storage, Inc.	1,055,525	71,322
Public Storage	518,587	102,234

		191,167
TOTAL COMMON STOCKS (Identified Cost $986,949)		1,677,765
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified cost $986,949)		1,677,765

See Notes to Financial Statements

5

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	4,906,184	$4,906
TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,906)		4,906
TOTAL INVESTMENTS—98.9% (Identified Cost $991,855)		1,682,671	(1)
Other assets and liabilities, net—1.1%		17,920

NET ASSETS—100.0%		$1,700,591

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,677,765	$1,677,765
Short-term Investments	4,906	4,906

Total Investments	$1,682,671	$1,682,671

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

6

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2015 (Unaudited)

($ Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,682,671
Receivables
Investment securities sold	9,218
Fund shares sold	10,159
Dividends and interest receivable	6,311
Prepaid expenses	88
Prepaid trustee retainer	12

Total assets	1,708,459

Liabilities
Payables
Fund shares repurchased	4,904
Investment securities purchased	850
Investment advisory fees	1,043
Distribution and service fees	247
Administration fees	174
Transfer agent fees and expenses	557
Professional fees	13
Other accrued expenses	80

Total liabilities	7,868

Net Assets	$1,700,591

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$952,154
Accumulated undistributed net investment income (loss)	4,440
Accumulated undistributed net realized gain (loss)	53,180
Net unrealized appreciation (depreciation) on investments	690,817

Net Assets	$1,700,591

Class A
Net asset value (net assets/shares outstanding) per share	$41.73
Maximum offering price per share NAV/(1-5.75%)	$44.28
Shares of beneficial interest outstanding, no par value, unlimited authorization	20,570,173
Net Assets	$858,349
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$41.12
Shares of beneficial interest outstanding, no par value, unlimited authorization	54,481
Net Assets	$2,240
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$41.64
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,823,758
Net Assets	$75,944
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$41.70
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,618
Net Assets	$109
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$41.69
Shares of beneficial interest outstanding, no par value, unlimited authorization	18,323,987
Net Assets	$763,949

(1) Investment in securities at cost	$991,855

See Notes to Financial Statements

7

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$25,738

Total investment income	25,738

Expenses
Investment advisory fees	6,068
Service fees, Class A	1,044
Distribution and service fees, Class B	13
Distribution and service fees, Class C	360
Administration fees	986
Transfer agent fees and expenses	1,885
Registration fees	64
Printing fees and expenses	79
Custodian fees	8
Professional fees	18
Trustees’ fees and expenses	29
Miscellaneous expenses	31

Total expenses	10,585

Net investment income (loss)	15,153

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	95,035
Net change in unrealized appreciation (depreciation) on investments	181,666

Net gain (loss) on investments	276,701

Net increase (decrease) in net assets resulting from operations	$291,854

See Notes to Financial Statements

8

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$15,153		$12,621
Net realized gain (loss)	95,035		82,965
Net change in unrealized appreciation (depreciation)	181,666		75,694

Increase (decrease) in net assets resulting from operations	291,854		171,280

From Distributions to Shareholders
Net investment income, Class A	(5,079)		(5,947)
Net investment income, Class B	(5)		—
Net investment income, Class C	(175)		(22)
Net investment income, Class R6	(1)		—
Net investment income, Class I	(5,453)		(6,661)
Net realized short-term gains, Class A	(2,206)		(3,484)
Net realized short-term gains, Class B	(7)		(16)
Net realized short-term gains, Class C	(189)		(289)
Net realized short-term gains, Class R6	(—	)(1)	—
Net realized short-term gains, Class I	(1,982)		(2,785)
Net realized long-term gains, Class A	(36,741)		(44,343)
Net realized long-term gains, Class B	(122)		(231)
Net realized long-term gains, Class C	(3,144)		(3,706)
Net realized long-term gains, Class R6	(5)		—
Net realized long-term gains, Class I	(33,017)		(35,011)

Decrease in net assets from distributions to shareholders	(88,126)		(102,495)

From Share Transactions (See Note 5)
Sale of shares
Class A (3,717 and 7,009 shares, respectively)	153,556		255,043
Class B (—(2) and 1 shares, respectively)	14		24
Class C (169 and 226 shares, respectively)	6,947		8,175
Class R6 (3 and 0 shares, respectively)	100		—
Class I (2,453 and 8,981 shares, respectively)	101,476		320,980

Reinvestment of distributions
Class A (1,033 and 1,522 shares, respectively)	42,283		50,196
Class B (3 and 6 shares, respectively)	120		207
Class C (77 and 106 shares, respectively)	3,159		3,460
Class R6 (—(2) and 0 shares, respectively)	6		—
Class I (964 and 1,207 shares, respectively)	39,425		39,908

Shares repurchased
Class A (4,519 and 9,437 shares, respectively)	(184,428)		(339,925)
Class B (25 and 45 shares, respectively)	(1,023)		(1,607)
Class C (141 and 412 shares, respectively)	(5,766)		(14,730)
Class R6 ( —(2) and 0 shares, respectively)	(—	)(1)	—
Class I (3,469 and 5,925 shares, respectively)	(143,143)		(213,956)

Increase (decrease) in net assets from share transactions	12,726		107,775

Net increase (decrease) in net assets	216,454		176,560

Net Assets
Beginning of period	1,484,137		1,307,577

End of period	$1,700,591		$1,484,137

Accumulated undistributed net investment income (loss) at end of period	$4,440		$—

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

9

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/14 to 3/31/15(7)	$36.65	0.36	6.91	7.27	(0.25)	(1.94)	(2.19)	5.08	$41.73	19.98	%(6)	$858,349	1.35	%(5)	1.74	%(5)	15	%(6)
10/1/13 to 9/30/14	35.10	0.29	3.86	4.15	(0.29)	(2.31)	(2.60)	1.55	36.65	12.75		745,473	1.38		0.79		28
10/1/12 to 9/30/13	34.19	0.36	0.91	1.27	(0.36)	—	(0.36)	0.91	35.10	3.70		745,631	1.40		1.00		30
10/1/11 to 9/30/12	26.05	0.21	8.24	8.45	(0.31)	—	(0.31)	8.14	34.19	32.49		789,925	1.41		0.67		24
10/1/10 to 9/30/11	26.10	0.11	0.12	0.23	(0.28)	—	(0.28)	(0.05)	26.05	0.82		605,073	1.46		0.39		36
10/1/09 to 9/30/10	20.21	0.32	5.90	6.22	(0.33)	—	(0.33)	5.89	26.10	30.93		576,760	1.48		1.39		35

Class B
10/1/14 to 3/31/15(7)	$36.13	0.19	6.82	7.01	(0.08)	(1.94)	(2.02)	4.99	$41.12	19.51	%(6)	$2,240	2.10	%(5)	0.92	%(5)	15	%(6)
10/1/13 to 9/30/14	34.62	(0.01)	3.84	3.83	(0.01)	(2.31)	(2.32)	1.51	36.13	11.91		2,770	2.13		(0.02)		28
10/1/12 to 9/30/13	33.72	0.10	0.89	0.99	(0.09)	—	(0.09)	0.90	34.62	2.92		3,978	2.15		0.29		30
10/1/11 to 9/30/12	25.71	0.02	8.06	8.08	(0.07)	—	(0.07)	8.01	33.72	31.49		6,761	2.16		0.07		24
10/1/10 to 9/30/11	25.76	(0.01)	0.03	0.02	(0.07)	—	(0.07)	(0.05)	25.71	0.03		9,461	2.21		(0.05)		36
10/1/09 to 9/30/10	19.95	0.16	5.81	5.97	(0.16)	—	(0.16)	5.81	25.76	30.01		16,595	2.23		0.70		35

Class C
10/1/14 to 3/31/15(7)	$36.59	0.20	6.89	7.09	(0.10)	(1.94)	(2.04)	5.05	$41.64	19.50	%(6)	$75,944	2.10	%(5)	1.00	%(5)	15	%(6)
10/1/13 to 9/30/14	35.04	0.01	3.87	3.88	(0.02)	(2.31)	(2.33)	1.55	36.59	11.91		62,889	2.13		0.04		28
10/1/12 to 9/30/13	34.14	0.08	0.92	1.00	(0.10)	—	(0.10)	0.90	35.04	2.93		63,005	2.15		0.23		30
10/1/11 to 9/30/12	26.02	(0.03)	8.22	8.19	(0.07)	—	(0.07)	8.12	34.14	31.48		60,941	2.16		(0.10)		24
10/1/10 to 9/30/11	26.06	(0.09)	0.12	0.03	(0.07)	—	(0.07)	(0.04)	26.02	0.08		44,853	2.21		(0.30)		36
10/1/09 to 9/30/10	20.19	0.15	5.88	6.03	(0.16)	—	(0.16)	5.87	26.06	29.95		46,722	2.23		0.65		35

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

10

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class R6
11/14/14(4) to 3/31/15(7)	$40.32	0.30	3.35	3.65	(0.33)	(1.94)	(2.27)	1.38	$41.70	9.16	%(6)	$109	0.94	%(5)	1.86	%(5)	15	%(6)
Class I
10/1/14 to 3/31/15(7)	$36.62	0.41	6.90	7.31	(0.30)	(1.94)	(2.24)	5.07	$41.69	20.11	%(6)	$763,949	1.10	%(5)	1.99	%(5)	15	%(6)
10/1/13 to 9/30/14	35.07	0.39	3.86	4.25	(0.39)	(2.31)	(2.70)	1.55	36.62	13.04		673,005	1.13		1.07		28
10/1/12 to 9/30/13	34.16	0.43	0.92	1.35	(0.44)	—	(0.44)	0.91	35.07	3.96		494,963	1.15		1.21		30
10/1/11 to 9/30/12	26.03	0.30	8.22	8.52	(0.39)	—	(0.39)	8.13	34.16	32.80		422,374	1.16		0.93		24
10/1/10 to 9/30/11	26.08	0.19	0.12	0.31	(0.36)	—	(0.36)	(0.05)	26.03	1.08		320,059	1.21		0.65		36
10/1/09 to 9/30/10	20.19	0.38	5.90	6.28	(0.39)	—	(0.39)	5.89	26.08	31.27		306,740	1.23		1.63		35
Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Inception date of class.
(5)	Annualized.
(6)	Not annualized.
(7)	Unaudited.

See Notes to Financial Statements

11

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 33 funds of the Trust are offered for sale, of which the Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of capital appreciation and income with equal emphasis. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class I shares and Class R6 shares for sale. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. (For information regarding Qualifying Transactions, refer to the Trust’s prospectus.)

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit sharing plans, defined benefit plans and other employer directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

12

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. It is the Fund’s policy to recognize transfers at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative

13

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

14

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1 Billion through $2 Billion	$2+ Billion
0.75%	0.70%	0.65%

B.	Subadviser

Duff & Phelps Investment Management Co. (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2015, it retained net commissions of $12 for Class A shares and deferred sales charges of $—(1), $0 and $2 for Class A shares, Class B shares and Class C shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the daily average net assets of each respective class at the annual rates as follows: 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares. Class R6 shares and Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	Amount is less than $500.

15

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.

For the period ended March 31, 2015, the Fund incurred administration fees totaling $795 which are included in the Statement of Operations.

For the period ended March 31, 2015, the Fund incurred transfer agent fees totaling $676 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2015, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

Shares	Aggregate Net Asset Value
225,357	$9,395

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2015, were as follows:

Purchases	Sales
$236,639	$303,891

There were no purchases or sales of long-term U.S. Government and agency securities for the period ended March 31, 2015.

Note 5. 10% Shareholders

As of March 31, 2015, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
25%	2

The shareholders are not affiliated with Virtus.

Note 6. Credit Risk and Asset Concentrations

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

16

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Note 7. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,020,554	$663,876	$(1,759)	$662,117

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 9. Regulatory Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Real Estate Securities Fund (the “Fund”). At an in-person meeting held November 12-14, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information from VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees

18

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an

19

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2014.

The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10- year periods and underperformed the median of its Performance Universe for the 1- and 3- year periods. The Board also noted that the Fund outperformed its benchmark for the 10- year period and underperformed its benchmark for the 1-, 3- and 5- year periods.

The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

20

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliates of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain

21

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

22

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8023	05-15

SEMIANNUAL REPORT

Virtus Foreign Opportunities Fund

March 31, 2015

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Foreign Opportunities Fund

(“Foreign Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report, which reviews the performance of your fund, including comments from the fund manager, for the six months ended March 31, 2015.

The past six months were generally strong for U.S. equities, although market volatility increased, driven by falling oil prices, geopolitical risks, and a slowdown in growth outside the U.S. While the leading economies of Europe, Japan, and China weakened, the U.S. economy accelerated and the dollar rallied strongly. Broad U.S. equity indexes registered gains for the six months ended March 31, 2015. The S&P 500® Index returned 5.93%, the Dow Jones Industrial AverageSM rose 5.55%, and the NASDAQ Composite Index® was up 9.70%. By comparison, international equities generally underperformed in the fourth quarter of 2014, but rallied strongly in the first quarter of this year, particularly for developed markets.

Even though the U.S. economy continues to expand, the Federal Reserve has promised to maintain low interest rates, at least until the middle of 2015. Against this backdrop, U.S. Treasuries remain an attractive “safe haven” among global investors. Steady demand pushed the yield on the bellwether 10-year U.S. Treasury to 1.94% on March 31, 2015 from 2.52% on September 30, 2014. The low interest rate environment was generally favorable for the fixed income market. The Barclays U.S. Aggregate Bond Index, which concentrates on investment-grade debt securities, rose 3.43% for the six months ended March 31, 2015. By comparison, non-investment grade debt was negatively impacted by the ongoing stock market volatility and declining oil prices.

The uncertain state of the global economy is likely to remain a concern for the markets in the months ahead, and interventions by the world’s central banks will be watched with great interest. However, the health of the U.S. economy – including improved hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2015

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Foreign Opportunities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

Expense Table
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,013.30	1.40%	$7.03
Class C	1,000.00	1,009.60	2.15	10.77
Class R6**	1,000.00	996.40	1.07	4.04
Class I	1,000.00	1,014.70	1.15	5.78

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.40	7.07
Class C	1,000.00	1,014.08	2.15	10.85
Class R6	1,000.00	1,019.53	1.07	5.40
Class I	1,000.00	1,019.13	1.15	5.81

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**	Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (138) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS FOREIGN OPPORTUNITIES FUND

MARCH 31, 2015

(Unaudited)

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector at March 31, 2015.
Consumer Staples	33%
Health Care	18
Financials	18
Consumer Discretionary	14
Industrials	5
Information Technology	5
Energy	3
Other (includes short-term investments and securities lending collateral)	4

Total	100%

	SHARES	VALUE
PREFERRED STOCK—0.8%
Financials—0.8%
Itau Unibanco Holding S.A. ADR 4.97% (Brazil)	1,306,863	$14,454
TOTAL PREFERRED STOCK (Identified Cost $15,651)		14,454
COMMON STOCKS—96.7%
Consumer Discretionary—13.5%
Alimentation Couche -Tard, Inc. Class B (Canada)	675,402	26,914
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	425,710	34,300
Domino’s Pizza Group plc (United Kingdom)	1,895,180	21,802
Galaxy Entertainment Group Ltd. (Hong Kong)	1,937,330	8,821
Hermes International SA (France)	65,826	23,244
Naspers Ltd. Class N (South Africa)	203,608	31,391

	SHARES	VALUE
Consumer Discretionary (continued)
Paddy Power plc (Ireland)(2)	262,430	$22,492
Persimmon plc (United Kingdom)	1,115,705	27,523
Priceline Group, Inc. (The) (United States)(2)	36,807	42,849
Sands China Ltd. (China)	5,650,684	23,397

		262,733

Consumer Staples—32.5%
British American Tobacco plc (United Kingdom)	2,139,387	110,709
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	5,714	30,663
Diageo plc (United Kingdom)	1,314,999	36,272
ITC Ltd. (India)	8,905,338	46,369
L’Oreal SA (France)	158,338	29,173
Nestle S.A. Registered Shares (Switzerland)	993,683	75,053
Pernod-Ricard S.A. (France)	158,066	18,721

See Notes to Financial Statements

5

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS (continued)
Consumer Staples (continued)
Philip Morris International, Inc. (United States)	873,145	$65,774
Reckitt Benckiser Group plc (United Kingdom)	891,695	76,719
SABMiller plc (United Kingdom)	1,092,856	57,388
Unilever N.V. CVA (Netherlands)	2,056,151	86,037

		632,878

Energy—2.6%
Core Laboratories N.V. (United States)(3)	72,571	7,583
Enbridge, Inc. (Canada)	885,623	42,689

		50,272

Financials—17.2%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	1,992,600	20,157
Bank of Nova Scotia (Canada)	609,589	30,582
Daito Trust Construction Co., Ltd. (Japan)	211,100	23,630
Housing Development Finance Corp. (India)	5,194,012	109,198
Housing Development Finance Corp. Bank Ltd. (India)	5,016,167	81,974
Housing Development Finance Corp. Bank Ltd. ADR (India)	41,374	2,436
Link REIT (The) (Hong Kong)	2,525,270	15,570
Lloyds TSB Group plc (United Kingdom)	16,523,622	19,187
UBS Group AG (Switzerland)	1,654,074	31,182

		333,916

	SHARES	VALUE
Health Care—18.4%
Bayer AG Registered Shares (Germany)	180,503	$27,162
Cie Generale D’optique Essilor International SA (France)	290,271	33,334
Coloplast A/S Class B (Denmark)	139,440	10,555
CSL Ltd. (Australia)	601,349	42,193
Fresenius Medical Care AG & Co KGaA (Germany)	240,500	20,031
Grifols SA (Spain)	703,782	30,254
Novo Nordisk A/S Class B (Denmark)	1,279,237	68,485
Ramsay Health Care Ltd. (Australia)	752,404	38,533
Roche Holding AG (Switzerland)	314,980	86,897

		357,444

Industrials—5.1%
Bureau Veritas SA (France)	1,490,450	32,036
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,409,974	12,122
DKSH Holding AG (Switzerland)(2)	255,730	20,894
SGS SA Registered Shares (Switzerland)	17,606	33,697

		98,749

Information Technology—5.2%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	212,377	17,678
Baidu, Inc. Sponsored ADR (China)(2)	164,355	34,252
Cielo SA (Brazil)	1,400,854	20,054
Tencent Holdings Ltd. (Cayman Islands)	1,556,635	29,556

		101,540

Materials—2.2%
Air Liquide SA (France)	212,576	27,383

See Notes to Financial Statements

6

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS (continued)
Materials (continued)
Silver Wheaton Corp. (Canada)	815,751	$15,496

		42,879
TOTAL COMMON STOCKS (Identified Cost $1,469,006)		1,880,411
RIGHTS—0.0%
Financials—0.0%
Banco Bilbao Vizcaya Argentaria SA Rights expiring April 2016 (Spain)(2)	1,992,600	287
TOTAL RIGHTS (Identified Cost $282)		287
TOTAL LONG TERM INVESTMENTS—97.5%
(Identified Cost $1,484,939)		1,895,152
SHORT-TERM INVESTMENTS—1.9%
Money Market Mutual Fund—1.9%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	36,585,831	36,586
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $36,586)		36,586
SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(4)	6,600,361	6,600
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $6,600)		6,600
TOTAL INVESTMENTS—99.7% (Identified Cost $1,528,125)		1,938,338	(1)
Other assets and liabilities, net—0.3%		6,227

NET ASSETS—100.0%		$1,944,565

Abbreviations:

ADR American Depositary Receipt

REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	18%
Switzerland	16
India	12
France	9
United States	8
Canada	6
Netherlands	5
Other	26
Total	100%

†	% of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,880,411	$1,880,411
Preferred Stock	14,454	14,454
Rights	287	287
Securities Lending Collateral	6,600	6,600
Short-Term Investments	36,586	36,586

Total Investments	$1,938,338	$1,938,338

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

7

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)(3)	$1,938,338
Foreign currency at value(2)	1,824
Receivables
Investment securities sold	1,309
Fund shares sold	4,098
Dividends and interest receivable	7,368
Tax reclaims	3,299
Prepaid expenses	80
Prepaid trustee retainer	13

Total assets	1,956,329

Liabilities
Payables
Fund shares repurchased	2,735
Collateral on securities loaned	6,600
Investment advisory fees	1,403
Distribution and service fees	207
Administration fees	201
Transfer agent fees and expenses	527
Other accrued expenses	91

Total liabilities	11,764

Net Assets	$1,944,565

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,735,119
Accumulated undistributed net investment income (loss)	5,909
Accumulated undistributed net realized gain (loss)	(206,470)
Net unrealized appreciation (depreciation) on investments	410,007

Net Assets	$1,944,565

Class A
Net asset value (net assets/shares outstanding) per share	$28.33
Maximum offering price per share NAV/(1–5.75%)	$30.06
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	17,341,864
Net Assets	$491,363
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$28.09
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	4,346,802
Net Assets	$122,085
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$28.35
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	3,515
Net Assets	$100
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$28.35
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	46,951,257
Net Assets	$1,331,017

(1) Investment in securities at cost	$1,528,125

(2) Foreign currency at cost	$1,840

(3) Market value of securities on loan	$6,466

See Notes to Financial Statements

8

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$20,226
Security lending	131
Foreign taxes withheld	(1,302)

Total investment income	19,055

Expenses
Investment advisory fees	8,083
Service fees, Class A	596
Distribution and service fees, Class C	590
Administration fees	1,127
Transfer agent fees and expenses	1,370
Registration fees	43
Printing fees and expenses	70
Custodian fees	137
Professional fees	27
Trustees’ fees and expenses	36
Miscellaneous expenses	42

Total expenses	12,121

Net investment income (loss)	6,934

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(14,497)
Net realized gain (loss) on foreign currency transactions	31
Net change in unrealized appreciation (depreciation) on investments	33,082
Net change in unrealized appreciation (depreciation) on foreign currency translation	4

Net gain (loss) on investments	18,620

Net increase (decrease) in net assets resulting from operations	$25,554

See Notes to Financial Statements

9

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$6,934		$18,417
Net realized gain (loss)	(14,466)		24,752
Net change in unrealized appreciation (depreciation)	33,086		42,875

Increase (decrease) in net assets resulting from operations	25,554		86,044

From Distributions to Shareholders
Net investment income, Class A	(2,717)		(3,966)
Net investment income, Class C	(244)		—
Net investment income, Class R6	(1)		—
Net investment income, Class I	(9,389)		(9,101)

Decrease in net assets from distributions to shareholders	(12,351)		(13,067)

From Share Transactions
Sale of shares
Class A (2,248 and 6,394 shares, respectively)	63,395		178,539
Class C (495 and 1,172 shares, respectively)	13,916		32,538
Class R6 (4 and 0 shares, respectively)	100		—
Class I (7,965 and 19,587 shares, respectively)	225,514		553,830

Reinvestment of distributions
Class A (89 and 129 shares, respectively)	2,495		3,591
Class C (8 and 0 shares, respectively)	211		—
Class R6 (—(2) and 0 shares, respectively)	1		—
Class I (315 and 298 shares, respectively)	8,833		8,294

Shares repurchased
Class A (1,957 and 14,591 shares, respectively)	(54,953)		(413,237)
Class C (384 and 733 shares, respectively)	(10,714)		(20,420)
Class R6 (—(2) and 0 shares, respectively)	(—	)(1)	—
Class I (6,220 and 13,775 shares, respectively)	(175,776)		(383,850)

Increase (decrease) in net assets from share transactions	73,022		(40,715)

Net increase (decrease) in net assets	86,225		32,262

Net Assets
Beginning of period	1,858,340		1,826,078

End of period	$1,944,565		$1,858,340

Accumulated undistributed net investment income (loss) at end of period	5,909		11,326

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

10

VIRTUS FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/14/ to 3/31/15(7)	$28.12	0.09	0.28	0.37	(0.16)	—	(0.16)	0.21	$28.33	1.33	%(6)	$491,363	1.40	%(5)	0.60	%(5)	11	%(6)
10/1/13 to 9/30/14	27.01	0.24	1.03	1.27	(0.16)	—	(0.16)	1.11	28.12	4.72		477,036	1.43		0.85		31
10/1/12 to 9/30/13	25.42	0.23	1.63	1.86	(0.27)	—	(0.27)	1.59	27.01	7.37		676,149	1.46		0.85		29
10/1/11 to 9/30/12	20.83	0.27	4.73	5.00	(0.41)	—	(0.41)	4.59	25.42	24.34		398,166	1.45		1.16		47
10/1/10 to 9/30/11	22.06	0.34	(1.23)	(0.89)	(0.34)	—	(0.34)	(1.23)	20.83	(4.15)		346,594	1.47		1.48		31
10/1/09 to 9/30/10	19.40	0.37	2.54	2.91	(0.25)	—	(0.25)	2.66	22.06	15.34		493,214	1.47		1.82		34

Class C
10/1/14/ to 3/31/15(7)	$27.88	(0.02)	0.29	0.27	(0.06)	—	(0.06)	0.21	$28.09	0.96	%(6)	$122,085	2.15	%(5)	(0.13	)%(5)	11	%(6)
10/1/13 to 9/30/14	26.82	0.04	1.02	1.06	—	—	—	1.06	27.88	3.95		117,906	2.18		0.15		31
10/1/12 to 9/30/13	25.27	0.03	1.62	1.65	(0.10)	—	(0.10)	1.55	26.82	6.56		101,655	2.21		0.10		29
10/1/11 to 9/30/12	20.57	0.10	4.70	4.80	(0.10)	—	(0.10)	4.70	25.27	23.43		54,634	2.20		0.42		47
10/1/10 to 9/30/11	21.81	0.17	(1.22)	(1.05)	(0.19)	—	(0.19)	(1.24)	20.57	(4.85)		45,742	2.22		0.74		31
10/1/09 to 9/30/10	19.21	0.21	2.52	2.73	(0.13)	—	(0.13)	2.60	21.81	14.42		64,480	2.22		1.04		34

Class R6
11/20/14(4) to 3/31/15(7)	$28.66	0.15	(0.25)	(0.10)	(0.21)	—	(0.21)	(0.31)	$28.35	(0.36	)%(6)	$100	1.07	%(5)	1.34	%(5)	11	%(6)

Class I
10/1/14/ to 3/31/15(7)	$28.14	0.12	0.29	0.41	(0.20)	—	(0.20)	0.21	$28.35	1.47	%(6)	$1,331,017	1.15	%(5)	0.85	%(5)	11	%(6)
10/1/13 to 9/30/14	27.03	0.32	1.02	1.34	(0.23)	—	(0.23)	1.11	28.14	4.97		1,263,398	1.18		1.13		31
10/1/12 to 9/30/13	25.43	0.28	1.66	1.94	(0.34)	—	(0.34)	1.60	27.03	7.66		1,048,274	1.21		1.04		29
10/1/11 to 9/30/12	20.89	0.34	4.72	5.06	(0.52)	—	(0.52)	4.54	25.43	24.64		672,948	1.20		1.46		47
10/1/10 to 9/30/11	22.12	0.42	(1.26)	(0.84)	(0.39)	—	(0.39)	(1.23)	20.89	(3.88)		584,212	1.22		1.83		31
10/1/09 to 9/30/10	19.45	0.42	2.54	2.96	(0.29)	—	(0.29)	2.67	22.12	15.60		623,222	1.22		2.08		34

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(4)	Inception date of class.
(5)	Annualized.
(6)	Not annualized.
(7)	Unaudited.

See Notes to Financial Statements

11

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 33 funds of the Trust are offered for sale, of which the Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class I shares and Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit sharing plans, defined benefit plans and other employer directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and

12

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do

13

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

14

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

($ reported in thousands)

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2015, the Fund had securities on loan with a market value of $6,466 and cash collateral of $6,600.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $2 Billion	$2+ Billion – $4 Billion	$4+ Billion
0.85%	0.80%	0.75%

15

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

B.	Subadviser

Vontobel Asset Management, Inc. (the “Subadviser”) is the Subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2015, it retained net commissions of $13 for Class A shares and deferred sales charges of $1 for Class A shares and $11 for Class C shares.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class R6 shares and Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2015, the Fund incurred administration fees totaling $909 which are included in the Statement of Operations.

For the period ended March 31, 2015, the Fund incurred transfer agent fees totaling $645 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2015, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Class A shares	680	$19
Class R6 shares	3,515	100

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2015, were as follows:

Purchases	Sales
$274,545	$205,392

16

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

There were no purchases or sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2015.

Note 5. 10% Shareholders

As of March 31, 2015, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
31%	2

The shareholders are not affiliated with Virtus.

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2015, the Fund held securities issued by various companies in the Consumer Staples Sector representing 33% of the total investments of the Fund.

Note 7. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,536,510	$445,381	$(43,553)	$401,828

17

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

The Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

2018	Total
$183,072	$183,072

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 9. Regulatory Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

18

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Foreign Opportunities Fund (the “Fund”). At an in-person meeting held November 12-14, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information from VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees

19

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an

20

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2014.

The Board noted that the Fund’s performance was the same as the median of its Performance Universe for the 1- year period, that the Fund underperformed the median of its Performance Universe for the 5- and 10- year periods and outperformed the median of its Performance Universe for the 3- year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 5- and 10- year periods and underperformed its benchmark for the 3- year period.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were the same as the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

21

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc., is an unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors.

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted that there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

22

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

23

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8025	05-15

SEMIANNUAL REPORT

Virtus Allocator Premium AlphaSector® Fund**

Virtus AlphaSector® Rotation Fund**

Virtus Alternatives Diversifier Fund

Virtus Disciplined Equity Style Fund

Virtus Disciplined Select Bond Fund

Virtus Disciplined Select Country Fund

Virtus Dynamic AlphaSector® Fund**

Virtus Global Premium AlphaSector® Fund**

Virtus Herzfeld Fund*

Virtus Premium AlphaSector® Fund**

March 31, 2015

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

* Prospectus supplement applicable to this Fund appears at the back of this semiannual report.

** Prospectus supplement applicable to this Fund, discussing various changes including the change of the Fund’s name, appears at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report, which reviews the performance of your fund, including comments from the fund manager, for the six months ended March 31, 2015.

The past six months were generally strong for U.S. equities, although market volatility increased, driven by falling oil prices, geopolitical risks, and a slowdown in growth outside the U.S. While the leading economies of Europe, Japan, and China weakened, the U.S. economy accelerated and the dollar rallied strongly. Broad U.S. equity indexes registered gains for the six months ended March 31, 2015. The S&P 500® Index returned 5.93%, the Dow Jones Industrial AverageSM rose 5.55%, and the NASDAQ Composite Index® was up 9.70%. By comparison, international equities generally underperformed in the fourth quarter of 2014, but rallied strongly in the first quarter of this year, particularly for developed markets.

Even though the U.S. economy continues to expand, the Federal Reserve has promised to maintain low interest rates, at least until the middle of 2015. Against this backdrop, U.S. Treasuries remain an attractive “safe haven” among global investors. Steady demand pushed the yield on the bellwether 10-year U.S. Treasury to 1.94% on March 31, 2015 from 2.52% on September 30, 2014. The low interest rate environment was generally favorable for the fixed income market. The Barclays U.S. Aggregate Bond Index, which concentrates on investment-grade debt securities, rose 3.43% for the six months ended March 31, 2015. By comparison, non-investment grade debt was negatively impacted by the ongoing stock market volatility and declining oil prices.

The uncertain state of the global economy is likely to remain a concern for the markets in the months ahead, and interventions by the world’s central banks will be watched with great interest. However, the health of the U.S. economy – including improved hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification, While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2015

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Allocator Premium AlphaSector® Fund
Actual
Class A	$1,000.00	$960.10	1.62%	$7.92
Class C	1,000.00	956.80	2.36	11.51
Class I	1,000.00	961.40	1.37	6.70
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.75	1.62	8.18
Class C	1,000.00	1,013.02	2.36	11.91
Class I	1,000.00	1,018.02	1.37	6.92
AlphaSector® Rotation Fund
Actual
Class A	$1,000.00	$980.70	0.97%	$4.79
Class C	1,000.00	977.30	1.72	8.48
Class I	1,000.00	982.00	0.72	3.56
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.03	0.97	4.90
Class C	1,000.00	1,016.25	1.72	8.68
Class I	1,000.00	1,021.30	0.72	3.63
Alternatives Diversifier Fund
Actual
Class A	$1,000.00	$988.40	0.62%	$3.07
Class C	1,000.00	985.20	1.37	6.78
Class I	1,000.00	989.80	0.37	1.84
Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.80	0.62	3.13
Class C	1,000.00	1,018.02	1.37	6.92
Class I	1,000.00	1,023.06	0.37	1.87
Disciplined Equity Style Fund
Actual
Class A	$1,000.00	$1,114.40	1.60%	$8.43
Class C	1,000.00	1,110.20	2.35	12.36
Class I	1,000.00	1,115.50	1.35	7.12
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82
Disciplined Select Bond Fund
Actual
Class A	$1,000.00	$1,014.20	1.40%	$7.03
Class C	1,000.00	1,010.70	2.15	10.78
Class I	1,000.00	1,015.40	1.15	5.78
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.40	7.07
Class C	1,000.00	1,014.08	2.15	10.85
Class I	1,000.00	1,019.13	1.15	5.81
Disciplined Select Country Fund
Actual
Class A	$1,000.00	$996.50	1.70%	$8.46
Class C	1,000.00	993.30	2.45	12.18
Class I	1,000.00	998.00	1.45	7.22
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.35	1.70	8.58
Class C	1,000.00	1,012.56	2.45	12.37
Class I	1,000.00	1,017.61	1.45	7.32

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2014 TO MARCH 31, 2015

Expense Table
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Dynamic AlphaSector® Fund**
Actual
Class A	$1,000.00	$929.40	1.88%	$9.04
Class B	1,000.00	925.80	2.58	12.39
Class C	1,000.00	925.40	2.60	12.48
Class I	1,000.00	930.40	1.65	7.94
Class R6‡	1,000.00	962.60	1.43	5.31
Hypothetical (5% return before expenses)
Class A	1,000.00	1,015.44	1.88	9.49
Class B	1,000.00	1,011.91	2.58	13.03
Class C	1,000.00	1,011.81	2.60	13.13
Class I	1,000.00	1,016.60	1.65	8.33
Class R6	1,000.00	1,017.71	1.43	7.22
Global Premium AlphaSector® Fund
Actual
Class A	$1,000.00	$933.70	1.68%	$8.10
Class C	1,000.00	929.40	2.41	11.59
Class I	1,000.00	934.20	1.42	6.85
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.45	1.68	8.48
Class C	1,000.00	1,012.76	2.41	12.17
Class I	1,000.00	1,017.76	1.42	7.17
Herzfeld Fund
Actual
Class A	$1,000.00	$1,035.00	1.60%	$8.12
Class C	1,000.00	1,030.60	2.35	11.90
Class I	1,000.00	1,035.30	1.35	6.85
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82
Premium AlphaSector® Fund
Actual
Class A	$1,000.00	$931.00	1.60%	$7.70
Class C	1,000.00	927.50	2.35	11.29
Class I	1,000.00	932.40	1.35	6.50
Class R6‡	1,000.00	944.20	1.31	4.81
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82
Class R6	1,000.00	1,018.32	1.31	6.61
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

‡	November 14, 2014 is the date Class R6 of the Dynamic AlphaSector® and Premium AlphaSector® Funds began accruing expenses. Expenses are equal to the respective Fund’s classes’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (138) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**	Dynamic AlphaSector® Fund’s annualized expense ratios include interest expense due to leverage and dividends and interest expense on short sales.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS

MARCH 31, 2015 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Fund of funds

A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

iShares®

Represents shares of an open-end exchange-traded fund.

Master Limited Partnership (MLP)

A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

SPDR®

Represents shares of an open-end exchange-traded fund.

4

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2015 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

Allocator Premium AlphaSector® Fund
Energy	9%
Consumer Discretionary	9
Health Care	9
Other (includes short-term investments)	73

Total	100%

AlphaSector® Rotation Fund
Consumer Discretionary	26%
Consumer Staples	24
Other (includes short-term investments and securities lending collateral)	50

Total	100%

Alternatives Diversifier Fund
Affiliated Equity Mutual Funds	57%
Exchange-Traded Funds	32
Affiliated Fixed Income Mutual Funds	11

Total	100%

Disciplined Equity Style Fund

Exchange-Traded Funds		99%
Russell 2,000® Growth Index Fund	33%
Russell Midcap® Growth Index Fund	33
Russell 1,000® Growth Index Fund	33
Other (includes short-term investments)		1

Total		100%

Disciplined Select Bond Fund

Exchange-Traded Funds		99%
Treasury Bond Funds	50%
Corporate Bond Funds	49
Other (includes short-term investments)		1

Total		100%

Disciplined Select Country Fund

Exchange-Traded Funds		99%
MSCI Japan Index Fund	32%
MSCI Switzerland Index Fund	20
MSCI France Index Fund	10
MSCI Hong Kong Index Fund	10
MSCI Singapore Index Fund	10
MSCI Germany Index Fund	9
All other MSCI Country Indexes	8
Other (includes short-term investments)		1

Total		100%

Dynamic AlphaSector® Fund
Energy	27%
Consumer Discretionary	27
Health Care	26
Other (includes short-term investments)	20

Total	100%

Global Premium AlphaSector® Fund
Energy	15%
Consumer Discretionary	15
Health Care	15
Other (includes short-term investments)	55

Total	100%

Herzfeld Fund
Equity Funds	33%
Preferred Stock	18
International Equity Funds	15
Fixed Income Funds	6
International Fixed Income Funds	5
Convertible Funds	1
Other (includes short-term investments)	22

Total	100%

Premium AlphaSector® Fund
Consumer Discretionary	26%
Energy	26
Health Care	25
Other (includes short-term investments and securities lending collateral)	23

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

5

VIRTUS ALLOCATOR PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS(2)—57.0%
Consumer Discretionary Select Sector SPDR Fund	590,340	$44,352
Energy Select Sector SPDR Fund	578,000	44,841
Health Care Select Sector SPDR Fund	604,380	43,818
iShares Barclays MBS Bond Fund	341,780	37,712
iShares Dow Jones U.S. Real Estate Index Fund	308,730	24,489
iShares MSCI Emerging Markets Index Fund	1,348,990	54,135
iShares MSCI Japan Index Fund	2,285,940	28,643
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $274,931)		277,990
TOTAL LONG TERM INVESTMENTS—57.0%
(Identified Cost $274,931)		277,990

	SHARES	VALUE

SHORT-TERM INVESTMENTS—44.4%

Money Market Mutual Fund—44.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	216,560,404	$216,560
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $216,560)		216,560
TOTAL INVESTMENTS—101.4%
(Identified Cost $491,491)		494,550	(1)
Other assets and liabilities, net—(1.4)%		(6,861)

NET ASSETS—100.0%		$487,689

Abbreviation:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$277,990	$277,990
Short-Term Invest ments	216,560	216,560

Total Investments	$494,550	$494,550

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

6

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—51.1%

Consumer Discretionary—26.5%
Amazon.com, Inc.(2)	35,790	$13,317
AutoNation, Inc.(2)	7,380	475
AutoZone, Inc.(2)	3,030	2,067
Bed Bath & Beyond, Inc.(2)	17,810	1,367
Best Buy Co., Inc.(2)	27,930	1,055
BorgWarner, Inc.(2)	21,380	1,293
Cablevision Systems Corp. Class A	21,970	402
CarMax, Inc.(2)	19,780	1,365
Carnival Corp.(2)	42,500	2,033
CBS Corp. Class B(2)	43,140	2,616
Chipotle Mexican Grill, Inc.(2)	2,930	1,906
Coach, Inc.(2)	26,070	1,080
Comcast Corp. Class A	239,500	13,525
Darden Restaurants, Inc.(2)	11,430	793
Delphi Automotive plc	27,350	2,181
DIRECTV(2)	47,670	4,057
Discovery Communications, Inc. Class A(2)	14,570	448
Discovery Communications, Inc. Class C(2)	25,230	744
Dollar General Corp.(2)	28,450	2,145
Dollar Tree, Inc.(2)	19,450	1,578
Expedia, Inc.	9,310	876
Family Dollar Stores, Inc.(2)	9,370	742
Ford Motor Co.(2)	373,170	6,023
Fossil Group, Inc.(2)	4,560	376
GameStop Corp. Class A(3)	10,480	398
Gannett Co., Inc.(2)	22,130	821
Gap, Inc. (The)(2)	24,970	1,082
Garmin Ltd.	11,290	536
General Motors Co.	128,020	4,801
Genuine Parts Co.(2)	14,480	1,349
Goodyear Tire & Rubber Co. (The)(2)	25,160	681
H&R Block, Inc.(2)	25,820	828
Hanesbrands, Inc.(2)	38,200	1,280
Harley-Davidson, Inc.(2)	19,870	1,207
Harman International Industries, Inc.(2)	6,550	875
Hasbro, Inc.(2)	11,070	700
Home Depot, Inc. (The)(2)	122,860	13,958
Horton (D.R.), Inc.	31,210	889
Interpublic Group of Cos., Inc. (The)(2)	38,920	861
Johnson Controls, Inc.(2)	61,800	3,117
Kohl’s Corp.(2)	19,170	1,500
L Brands, Inc.(2)	23,360	2,203
Leggett & Platt, Inc.(2)	13,640	629
Lennar Corp. Class A(2)	16,650	863
Lowe’s Cos., Inc.(2)	91,540	6,810
Macy’s, Inc.	32,080	2,082
Marriott International, Inc. Class A(2)	19,840	1,593
Mattel, Inc.(2)	32,150	735
McDonald’s Corp.	90,600	8,828
Michael Kors Holdings Ltd.(2)	19,210	1,263
Mohawk Industries, Inc.(2)	5,860	1,088
Netflix, Inc.(2)	5,700	2,375
Newell Rubbermaid, Inc.(2)	25,500	996
News Corp. Class A(2)	46,870	750
NIKE, Inc. Class B(2)	63,250	6,346

	SHARES	VALUE

Consumer Discretionary—continued
Nordstrom, Inc.(2)	13,250	$1,064
O’Reilly Automotive, Inc.(2)	9,580	2,072
Omnicom Group, Inc.(2)	23,380	1,823
Phillips-Van Heusen Corp.(2)	7,790	830
Priceline Group, Inc. (The)(2)	4,920	5,728
PulteGroup, Inc.(2)	30,860	686
Ralph Lauren Corp.(2)	5,710	751
Ross Stores, Inc.(2)	19,500	2,054
Royal Caribbean Cruises Ltd.	15,670	1,283
Scripps Networks Interactive, Inc. Class A(2)	9,170	629
Staples, Inc.	60,280	982
Starbucks Corp.	71,870	6,806
Starwood Hotels & Resorts Worldwide, Inc.	16,260	1,358
Target Corp.	59,970	4,922
Tiffany & Co.	10,990	967
Time Warner Cable, Inc.	26,430	3,961
Time Warner, Inc.	78,430	6,623
TJX Cos., Inc.	63,940	4,479
Tractor Supply Co.	12,800	1,089
TripAdvisor, Inc.(2)	10,320	858
Twenty-First Century Fox, Inc. Class A	169,497	5,736
Under Armour, Inc. Class A(2)	15,770	1,273
Urban Outfitters, Inc.(2)	9,440	431
VF Corp.	32,130	2,420
Viacom, Inc. Class B	34,220	2,337
Walgreens Boots Alliance	115,172	9,753
Walt Disney Co. (The)(2)	147,276	15,448
Whirlpool Corp.	7,340	1,483
Wyndham Worldwide Corp.	11,440	1,035
Wynn Resorts Ltd.	7,710	970
Yum! Brands, Inc.	40,790	3,211

		226,970

Consumer Staples—24.6%
Altria Group, Inc.	221,673	11,088
Archer-Daniels-Midland Co. (The)(2)	85,007	4,029
Brown-Forman Corp. Class B(2)	22,775	2,058
Campbell Soup Co.(2)	28,392	1,322
Clorox Co. (The)(2)	19,295	2,130
Coca-Cola Co. (The)(2)	486,181	19,715
Coca-Cola Enterprises, Inc.	32,729	1,447
Colgate-Palmolive Co.(2)	108,476	7,522
ConAgra Foods, Inc.(2)	61,365	2,242
Constellation Brands, Inc. Class A(2)	31,264	3,633
Costco Wholesale Corp.	56,754	8,598
CVS Caremark Corp.(2)	143,639	14,825
Dr. Pepper Snapple Group, Inc.	28,349	2,225
Estee Lauder Cos., Inc. (The) Class A(2)	31,186	2,593
General Mills, Inc.(2)	79,401	4,494
Hershey Co. (The)(2)	21,133	2,133
Hormel Foods Corp.(2)	23,573	1,340
J.M. Smucker Co. (The)(2)	15,073	1,744
Kellogg Co.(2)	35,720	2,356
Keurig Green Mountain, Inc.	15,195	1,698
Kimberly-Clark Corp.(2)	47,224	5,058
Kraft Foods Group, Inc.	72,644	6,328
Kroger Co. (The)(2)	69,112	5,298

	SHARES	VALUE

Consumer Staples—continued
Lorillard, Inc.(2)	49,450	$3,232
McCormick & Co., Inc.(2)	19,781	1,525
Mead Johnson Nutrition Co.(2)	27,239	2,738
Molson Coors Brewing Co. Class B	24,847	1,850
Mondelez International, Inc.(2)	193,073	6,968
Monster Beverage Corp.(2)	21,001	2,907
PepsiCo, Inc.(2)	105,075	10,047
Philip Morris International, Inc.(2)	193,071	14,544
Procter & Gamble Co. (The)(2)	333,916	27,361
Reynolds American, Inc.(2)	42,926	2,958
SYSCO Corp.	80,494	3,037
Tyson Foods, Inc. Class A	47,606	1,823
Wal-Mart Stores, Inc.	193,549	15,919
Whole Foods Market, Inc.	49,754	2,592

		211,377
TOTAL COMMON STOCKS (Identified Cost $425,448)		438,347
TOTAL LONG TERM INVESTMENTS—51.1%
(Identified Cost $425,448)		438,347

SHORT-TERM INVESTMENTS—49.5%

Money Market Mutual Funds—49.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	318,924,000	318,924
Goldman Sachs Financial Square Funds – Money Market Fund – Institutional Shares (seven-day effective yield 0.090%)	85,046,400	85,046
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.04%)	21,261,600	21,262
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $425,232)		425,232

SECURITIES LENDING COLLATERAL—0.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(4)	299,910	300
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $300)		300
TOTAL INVESTMENTS—100.6%
(Identified Cost $850,980)		863,879	(1)
Other assets and liabilities, net—(0.6)%		(4,923)

NET ASSETS—100.0%		$858,956

See Notes to Financial Statements

7

VIRTUS ALPHASECTOR® ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$438,347	$438,347
Securities Lending Collateral	300	300
Short-Term Investments	425,232	425,232

Total Investments	$863,879	$863,879

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

8

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

AFFILIATED MUTUAL FUNDS(3)—67.3%

Equity Funds—56.1%
Virtus Global Commodities Stock Fund Class I	1,367,297	$9,598
Virtus Global Dividend Fund Class I	1,432,859	21,522
Virtus Global Real Estate Securities Fund Class I	386,308	10,832
Virtus International Real Estate Securities Fund Class I	1,740,838	12,064
Virtus Real Estate Securities Class I	222,504	9,276

		63,292

Fixed Income Funds—11.2%
Virtus Senior Floating Rate Fund Class I	1,305,728	12,561
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $58,863)		75,853

EXCHANGE-TRADED FUNDS(3)—32.0%
Market Vectors Agribusiness	70,150	3,760
Market Vectors Coal	92,700	1,231
PowerShares DB Commodity Index Tracking Fund(2)	630,900	10,770

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—continued
PowerShares DB G10 Currency Harvest Fund(2)	438,250	$10,873
WisdomTree Managed Futures Strategy Fund	214,700	9,507
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $37,530)		36,141
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $96,393)		111,994
TOTAL INVESTMENTS—99.3%
(Identified Cost $96,393)		111,994	(1)
Other assets and liabilities, net—0.7%		777

NET ASSETS—100.0%		$112,771

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at ,March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$75,853	$75,853
Exchange-Traded Funds	36,141	36,141

Total Investments	$111,994	$111,994

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

9

VIRTUS DISCIPLINED EQUITY STYLE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS(2)—98.4%
iShares Russell 1000® Growth Index Fund	12,585	$1,245
iShares Russell 2000® Growth Index Fund	8,280	1,255
iShares Russell Midcap® Growth Index Fund	12,795	1,253
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,543)		3,753
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $3,543)		3,753

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Fund—1.0%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.14%)	36,754	$37
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $37)		37
TOTAL INVESTMENTS—99.4% (Identified Cost $3,580)		3,790	(1)
Other assets and liabilities, net—0.6%		24

NET ASSETS—100.0%		$3,814

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$3,753	$3,753
Short-Term Invest ments	37	37

Total Investments	$3,790	$3,790

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

10

VIRTUS DISCIPLINED SELECT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—98.6%
iShares Barclays 7-10 Year Treasury Bond Fund	2,370	$257
iShares iBoxx $ High Yield Corporate Bond Fund	2,130	193
iShares iBoxx $ Investment Grade Corporate Bond Fund	4,760	579
iShares Lehman 1-3 Year Treasury Bond Fund	3,030	257
iShares Lehman 20+ Year Treasury Bond Fund	1,950	255
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,531)		1,541
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $1,531)		1,541

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Fund—0.8%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.14%)	12,819	13
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13)		13
TOTAL INVESTMENTS—99.4% (Identified Cost $1,544)		1,554	(1)
Other assets and liabilities, net—0.6%		9

NET ASSETS—100.0%		$1,563

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,541	$1,541
Short-Term Invest ments	13	13

Total Investments	$1,554	$1,554

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

11

VIRTUS DISCIPLINED SELECT COUNTRY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS(2)—98.4%
iShares MSCI France Index Fund	5,300	$138
iShares MSCI Germany Index Fund	4,180	125
iShares MSCI Hong Kong Index Fund	6,050	133
iShares MSCI Japan Index Fund	33,660	422
iShares MSCI Netherlands Investable Market Index Fund	2,670	67
iShares MSCI Singapore Index Fund	10,110	129
iShares MSCI Sweden Index Fund	1,270	42
iShares MSCI Switzerland Index Fund Capped	7,850	261
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,282)		1,317
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $1,282)		1,317

	SHARES	VALUE

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Fund—0.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	5,948	$6
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6)		6
TOTAL INVESTMENTS—98.8% (Identified Cost $1,288)		1,323	(1)
Other assets and liabilities, net—1.1%		15

NET ASSETS—100.0%		$1,338

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of

March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,317	$1,317
Short-Term Invest ments	6	6

Total Investments	$1,323	$1,323

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

12

VIRTUS DYNAMIC ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS(2)—74.5%
Consumer Discretionary Select Sector SPDR Fund	3,846,000	$288,950
Energy Select Sector SPDR Fund	3,816,000	296,046
Health Care Select Sector SPDR Fund	3,960,000	287,100
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $872,812)		872,096
TOTAL LONG TERM INVESTMENTS—74.5%
(Identified Cost $872,812)		872,096

	SHARES	VALUE

SHORT-TERM INVESTMENTS—18.1%

Money Market Mutual Fund—18.1%
JPMorgan Prime Money Market Fund (seven-day effective yield 0.090%)	212,071,497	$212,071
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $212,071)		212,071
TOTAL INVESTMENTS—92.6% (Identified Cost $1,084,883)		1,084,167	(1)
Other assets and liabilities, net—7.4%		86,645

NET ASSETS—100.0%		$1,170,812

Abbreviation:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$872,096	$872,096
Short-Term Investments	212,071	212,071

Total Investments	$1,084,167	$1,084,167

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

13

VIRTUS GLOBAL PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS(2)—73.5%
Consumer Discretionary Select Sector SPDR Fund	219,440	$16,487
Energy Select Sector SPDR Fund	215,500	16,718
Health Care Select Sector SPDR Fund	224,810	16,299
iShares MSCI Emerging Markets Index Fund	502,360	20,160
iShares MSCI Japan Index Fund	851,190	10,665
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $79,545)		80,329
TOTAL LONG TERM INVESTMENTS—73.5%
(Identified Cost $79,545)		80,329

	SHARES	VALUE

SHORT-TERM INVESTMENTS—28.7%

Money Market Mutual Fund—28.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.14%)	31,313,660	$31,314
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $31,314)		31,314
TOTAL INVESTMENTS—102.2% (Identified Cost $110,859)		111,643	(1)
Other assets and liabilities, net—(2.2)%		(2,380)

NET ASSETS—100.0%		$109,263

Abbreviation:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$80,329	$80,329
Short-Term Investments	31,314	31,314

Total Investments	$111,643	$111,643

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

14

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

CLOSED END FUNDS—60.9%

Convertible Fund—1.2%
Putnam High Income Securities Fund	48,414	$395

Equity Funds—33.3%
Adams Express Co.	47,927	669
Alpine Total Dynamic Dividend Fund	56,434	503
ASA Gold and Precious Metals Ltd.	4,500	45
Blackrock Science & Technology Trust	78,500	1,400
Boulder Growth & Income Fund, Inc.	183,015	1,568
Cohen & Steers Infrastructure Fund, Inc.	20,300	461
Cohen & Steers Total Return Realty Fund, Inc.	16,684	228
Cushing MLP Total Return Fund (The)	49,900	203
Gabelli Healthcare & WellnessRx Trust (The)	53,857	606
Gabelli Multimedia Trust, Inc.	39,700	369
General American Investors Co., Inc.	12,749	446
Kayne Anderson Midstream/Energy Fund, Inc.	30,100	988
Liberty All Star Equity Fund	95,670	559
Petroleum & Resources Corp.	13,166	305
Salient Midstream & MLP Fund	34,836	755
Tortoise Energy Independence Fund, Inc.	18,681	376
Tortoise Energy Infrastructure Corp.	24,555	1,032
Tri-Continental Corp.	11,847	257

		10,770

Income Funds—6.2%
First Trust High Income Long/Short Fund	32,500	532
First Trust Mortgage Income Fund	14,700	218
Nexpoint Credit Strategies Fund	19,746	150
Nuveen Multi-Market Income Fund, Inc.	14,024	106
Pimco Dynamic Income Fund	32,124	931
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,000	57

		1,994

International Equity Funds—15.0%
Aberdeen Japan Equity Fund, Inc.	67,648	548
Aberdeen Singapore Fund, Inc.	5,100	58
Alpine Global Dynamic Dividend Fund	49,943	515
Clough Global Opportunities Fund	24,477	305
Delaware Enhanced Global Dividend and Income Fund	16,400	188
Japan Smaller Capitalization Fund, Inc.	48,793	485
Korea Fund, Inc. (The)(2)	6,418	257
New Germany Fund, Inc. (The)	19,980	310

	SHARES	VALUE
International Equity Funds—continued
RMR Real Estate Income Fund	11,278	$239
Taiwan Fund, Inc. (The)	27,540	463
Tekla Healthcare Opportunities Fund	60,384	1,243
Templeton Dragon Fund, Inc.	10,137	252

		4,863

International Income Funds—5.2%
Aberdeen Asia-Pacific Income Fund, Inc.	14,107	76
Diversified Real Asset Income Fund	28,904	524
Pimco Dynamic Credit Income Fund	49,300	1,007
Putnam Master Intermediate Income Trust	15,600	76

		1,683
TOTAL CLOSED END FUNDS (Identified Cost $19,674)		19,705

PREFERRED STOCKS—18.4%

Financials—18.4%
MVC Capital, Inc. 7.25%	27,670	696
Oxford Lane Capital Corp. 7.50%	99,265	2,497
Oxford Lane Capital Corp. 8.125%	96,179	2,434
Oxford Lane Capital Corp. 8.50%	3,298	85
Prospect Capital Corp. 6.95%	9,100	231
TOTAL PREFERRED STOCKS (Identified Cost $5,848)		5,943
TOTAL LONG TERM INVESTMENTS—79.3%
(Identified Cost $25,522)		25,648

SHORT-TERM INVESTMENTS—22.3%

Money Market Mutual Fund—22.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	7,221,480	7,221
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,221)		7,221
TOTAL INVESTMENTS—101.6% (Identified Cost $32,743)		32,869	(1)
Other assets and liabilities, net—(1.6)%		(514)

NET ASSETS—100.0%		$32,355

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Closed-End Funds	$19,705	$19,705
Preferred Stock	5,943	5,943
Short-Term Investments	7,221	7,221

Total Investments	$32,869	$32,869

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

15

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—76.7%

Consumer Discretionary—26.0%
Amazon.com, Inc.(2)	172,050	$64,020
AutoNation, Inc.(2)	33,710	2,169
AutoZone, Inc.(2)	14,500	9,891
Bed Bath & Beyond, Inc.(2)	84,630	6,497
Best Buy Co., Inc.	133,960	5,062
BorgWarner, Inc.	103,850	6,281
Cablevision Systems Corp. Class A(3)	98,360	1,800
CarMax, Inc.(2)	94,960	6,553
Carnival Corp.	203,070	9,715
CBS Corp. Class B	207,760	12,596
Chipotle Mexican Grill, Inc.(2)	14,120	9,186
Coach, Inc.	125,160	5,185
Comcast Corp. Class A	1,150,100	64,946
Darden Restaurants, Inc.	56,480	3,916
Delphi Automotive plc	131,530	10,488
DIRECTV(2)	228,110	19,412
Discovery Communications, Inc. Class A(2)	70,140	2,158
Discovery Communications, Inc. Class C(2)	127,390	3,755
Dollar General Corp.	136,550	10,293
Dollar Tree, Inc.(2)	92,990	7,546
Expedia, Inc.	44,690	4,207
Family Dollar Stores, Inc.	43,280	3,430
Ford Motor Co.	1,794,080	28,956
Fossil Group, Inc.(2)	20,590	1,698
GameStop Corp. Class A(3)	49,190	1,867
Gannett Co., Inc.	103,700	3,845
Gap, Inc. (The)	120,570	5,224
Garmin Ltd.(3)	54,310	2,581
General Motors Co.	616,090	23,103
Genuine Parts Co.	70,300	6,551
Goodyear Tire & Rubber Co. (The)	123,540	3,345
H&R Block, Inc.	123,350	3,956
Hanesbrands, Inc.	184,070	6,168
Harley-Davidson, Inc.	98,230	5,966
Harman International Industries, Inc.	31,490	4,208
Hasbro, Inc.(3)	51,750	3,273
Home Depot, Inc. (The)	589,330	66,954
Horton (D.R.), Inc.	150,400	4,283
Interpublic Group of Cos., Inc. (The)	189,010	4,181
Johnson Controls, Inc.	296,860	14,974
Kohl’s Corp.	92,080	7,205
L Brands, Inc.	113,100	10,664
Leggett & Platt, Inc.	62,120	2,863
Lennar Corp. Class A	81,300	4,212
Lowe’s Cos., Inc.	439,630	32,704
Macy’s, Inc.	154,370	10,020
Marriott International, Inc. Class A	96,920	7,785
Mattel, Inc.	157,950	3,609
McDonald’s Corp.	434,440	42,332
Michael Kors Holdings Ltd.(2)	92,650	6,092
Mohawk Industries, Inc.(2)	28,270	5,251

	SHARES	VALUE
Consumer Discretionary—continued
Netflix, Inc.(2)	27,250	$11,355
Newell Rubbermaid, Inc.	124,020	4,845
News Corp. Class A(2)	226,050	3,619
NIKE, Inc. Class B	304,620	30,563
Nordstrom, Inc.	64,510	5,181
O’Reilly Automotive, Inc.(2)	46,450	10,044
Omnicom Group, Inc.	112,490	8,772
Phillips-Van Heusen Corp.	37,040	3,947
Priceline Group, Inc. (The)(2)	23,800	27,707
PulteGroup, Inc.	149,800	3,330
Ralph Lauren Corp.	27,330	3,594
Ross Stores, Inc.	93,590	9,861
Royal Caribbean Cruises Ltd.	75,550	6,184
Scripps Networks Interactive, Inc. Class A	44,100	3,024
Staples, Inc.	291,410	4,746
Starbucks Corp.	341,940	32,382
Starwood Hotels & Resorts Worldwide, Inc.	78,090	6,521
Target Corp.	288,030	23,639
Tiffany & Co.	52,050	4,581
Time Warner Cable, Inc.	126,980	19,032
Time Warner, Inc.	376,620	31,802
TJX Cos., Inc.	306,650	21,481
Tractor Supply Co.	62,620	5,326
TripAdvisor, Inc.(2)	50,110	4,168
Twenty-First Century Fox, Inc. Class A	813,943	27,544
Under Armour, Inc. Class A(2)	75,670	6,110
Urban Outfitters, Inc.(2)	44,390	2,026
VF Corp.	154,580	11,641
Viacom, Inc. Class B	164,350	11,225
Walt Disney Co. (The)	707,594	74,220
Whirlpool Corp.	36,060	7,286
Wyndham Worldwide Corp.	56,230	5,087
Wynn Resorts Ltd.	37,700	4,746
Yum! Brands, Inc.	195,580	15,396

		1,043,961

Energy—25.8%
Anadarko Petroleum Corp.	398,450	32,996
Apache Corp.	293,770	17,723
Baker Hughes, Inc.	389,690	24,777
Cabot Oil & Gas Corp.	606,890	17,921
Cameron International Corp.(2)	209,990	9,475
Chesapeake Energy Corp.(3)	464,960	6,584
Chevron Corp.	1,299,070	136,376
Cimarex Energy Co.	59,400	6,836
ConocoPhillips	614,810	38,278
CONSOL Energy, Inc.	248,710	6,937
Devon Energy Corp.	301,570	18,188
Diamond Offshore Drilling, Inc.(3)	73,160	1,960
Ensco plc Class A	160,300	3,378
EOG Resources, Inc.	452,400	41,481
EQT Corp.	102,440	8,489
Exxon Mobil Corp.	1,914,150	162,703

	SHARES	VALUE
Energy—continued
FMC Technologies, Inc.(2)	282,510	$10,456
Halliburton Co.	688,360	30,205
Helmerich & Payne, Inc.	73,360	4,994
Hess Corp.	203,770	13,830
Kinder Morgan, Inc.	1,153,210	48,504
Marathon Oil Corp.	535,630	13,985
Marathon Petroleum Corp.	184,550	18,896
Murphy Oil Corp.	153,180	7,138
National Oilwell Varco, Inc.	351,170	17,555
Newfield Exploration Co.(2)	108,380	3,803
Noble Corp. plc	166,390	2,376
Noble Energy, Inc.	355,650	17,391
Occidental Petroleum Corp.	454,770	33,198
ONEOK, Inc.	141,220	6,812
Phillips 66	367,920	28,919
Pioneer Natural Resources Co.	228,550	37,370
QEP Resources, Inc.	108,730	2,267
Range Resources Corp.	176,760	9,199
Schlumberger Ltd.(2)	899,800	75,079
Southwestern Energy Co.(2)	334,370	7,754
Spectra Energy Corp.	608,910	22,024
Tesoro Corp.	265,400	24,228
Transocean Ltd.(3)	226,990	3,330
Valero Energy Corp.	486,450	30,948
Williams Cos., Inc. (The)	643,430	32,551

		1,036,914

Health Care—24.9%
Abbott Laboratories	466,070	21,593
AbbVie, Inc.	579,210	33,907
Actavis plc(2)	149,960	44,631
Aetna, Inc.	131,160	13,972
Agilent Technologies, Inc.	121,500	5,048
Alexion Pharmaceuticals, Inc.(2)	73,310	12,705
AmerisourceBergen Corp.	78,710	8,947
Amgen, Inc.	276,170	44,146
Anthem, Inc.	99,550	15,372
Bard (C.R.), Inc.(2)	29,020	4,857
Baxter International, Inc.	200,790	13,754
Becton, Dickinson & Co.	77,720	11,160
Biogen Idec, Inc.(2)	87,350	36,883
Boston Scientific Corp.(2)	491,420	8,723
Bristol-Myers Squibb Co.(2)	607,980	39,215
Cardinal Health, Inc.	121,870	11,001
Celgene Corp.(2)	291,090	33,557
Cerner Corp.(2)	111,570	8,174
CIGNA Corp.	97,500	12,620
DaVita, Inc.(2)	63,210	5,138
DENTSPLY International, Inc.	51,150	2,603
Edwards Lifesciences Corp.(2)	39,130	5,574
Eli Lilly & Co.	355,970	25,861
Endo International plc(2)	64,880	5,820
Express Scripts Holding Co.(2)	278,770	24,189
Gilead Sciences, Inc.	541,570	53,144
HCA Holdings, Inc.(2)	106,540	8,015

See Notes to Financial Statements

16

VIRTUS PREMIUM ALPHASECTOR® FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
Hospira, Inc.(2)	62,520	$5,492
Humana, Inc.	58,730	10,455
Intuitive Surgical, Inc.(2)	13,350	6,742
Johnson & Johnson(2)	1,012,250	101,832
Laboratory Corp. of America Holdings(2)	36,580	4,612
Mallinckrodt plc(2)	42,420	5,372
McKesson Corp.	87,420	19,774
Medtronic plc	521,590	40,679
Merck & Co., Inc.	1,032,220	59,332
Mylan NV(2)	135,650	8,051
Patterson Cos., Inc.	30,880	1,507
PerkinElmer, Inc.	40,340	2,063
Perrigo Co. plc	50,960	8,436
Pfizer, Inc.	2,231,300	77,627
Quest Diagnostics, Inc.	54,090	4,157
Regeneron Pharmaceuticals, Inc.(2)	26,870	12,131
Schein (Henry), Inc.(2)	30,410	4,246
St. Jude Medical, Inc.	105,250	6,883
Stryker Corp.	110,140	10,160
Tenet Healthcare Corp.(2)	37,710	1,867
Thermo Fisher Scientific, Inc.	144,200	19,372
UnitedHealth Group, Inc.	350,190	41,424
Universal Health Services, Inc. Class B	33,100	3,896
Varian Medical Systems, Inc.(2)	35,870	3,375
Vertex Pharmaceuticals, Inc.(2)	88,500	10,443
Waters Corp.(2)	30,600	3,804
Zimmer Holdings, Inc.	62,530	7,349
Zoetis, Inc.	182,010	8,425

		1,000,115
TOTAL COMMON STOCKS (Identified Cost $3,103,544)		3,080,990
TOTAL LONG TERM INVESTMENTS—76.7%
(Identified Cost $3,103,544)		3,080,990

	SHARES	VALUE
SHORT-TERM INVESTMENTS—23.3%

Money Market Mutual Funds—23.3%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.070%)	140,137,206	$140,137
JPMorgan Prime Money Market Fund (seven-day effective yield 0.090%)	653,973,626	653,974
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.04%)	140,137,206	140,137
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $934,248)		934,248

SECURITIES LENDING COLLATERAL—0.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(4)	14,483,176	14,483
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $14,483)		14,483
TOTAL INVESTMENTS—100.4%
(Identified Cost $4,052,275)		4,029,721	(1)
Other assets and liabilities, net—(0.4)%		(16,071)

NET ASSETS—100.0%		$4,013,650

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,080,990	$3,080,990
Securities Lending Collateral	14,483	14,483
Short-Term Investments	934,248	934,248

Total Investments	$4,029,721	$4,029,721

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

17

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Allocator Premium AlphaSector® Fund	AlphaSector® Rotation Fund	Alternatives Diversifier Fund		Disciplined Equity Style Fund
Assets
Investment in unaffiliated securities at value(1)(3)	$494,550	$863,879	$36,141		$3,790
Investments in affiliated funds at value(2)	—	—	75,853		—
Receivables
Investment securities sold	—	—	1,801		—
Fund shares sold	142	2,857	46		31
Receivable from adviser	—	—	—		2
Dividends and interest receivable	29	1,028	—	(4)	—	(4)
Prepaid trustee retainer	11	19	1		—	(4)
Prepaid expenses	73	67	21		25

Total assets	494,805	867,850	113,863		3,848

Liabilities
Cash overdraft	—	—	157		—
Payables
Fund shares repurchased	6,214	7,627	307		20
Investment securities purchased	—	—	514		—
Collateral on securities loaned	—	300	—		—
Investment advisory fees	492	341	—		—
Distribution and service fees	233	320	36		1
Administration fees	55	93	12		1
Transfer agent fees and expenses	93	192	49		1
Trustees’ fees and expenses	—	—	—	(4)	—
Professional fees	8	5	11		11
Other accrued expenses	21	16	6		—	(4)

Total liabilities	7,116	8,894	1,092		34

Net Assets	$487,689	$858,956	$112,771		$3,814

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$503,542	$883,880	$176,770		$3,609
Accumulated undistributed net investment income (loss)	(1,777)	979	634		(3)
Accumulated undistributed net realized gain (loss)	(17,135)	(38,802)	(80,234)		(2)
Net unrealized appreciation (depreciation) on investments	3,059	12,899	15,601		210

Net Assets	$487,689	$858,956	$112,771		$3,814

Class A
Net asset value (net assets/shares outstanding) per share	$10.44	$11.49	$11.02		$12.07
Maximum offering price per share NAV/(1–5.75%)	$11.08	$12.19	$11.69		$12.81
Shares of beneficial interest outstanding, no par value, unlimited authorization	9,453,117	25,943,664	3,077,109		106,697
Net Assets	$98,702	$298,045	$33,918		$1,288
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.33	$11.29	$10.92		$11.82
Shares of beneficial interest outstanding, no par value, unlimited authorization	22,599,616	25,837,240	3,057,979		106,558
Net Assets	$233,477	$291,574	$33,398		$1,260
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.47	$11.50	$11.01		$12.15
Shares of beneficial interest outstanding, no par value, unlimited authorization	14,850,760	23,422,583	4,127,247		104,230
Net Assets	$155,510	$269,337	$45,455		$1,266

(1) Investment in unaffiliated securities at cost	$491,491	$850,980	$37,530		$3,580
(2) Investment in affiliated funds at cost	$—	$—	$58,863		$—
(3) Market value of securities on loan	$—	$294	$—		$—
(4) Amount is less than $500

See Notes to Financial Statements

18

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Disciplined Select Bond Fund		Disciplined Select Country Fund		Dynamic AlphaSector® Fund	Global Premium AlphaSector® Fund

Assets
Investment in unaffiliated securities at value(1)	$1,554		$1,323		$1,084,167	$111,643
Cash	—		—		78,695	—
Deposits with prime broker	—		—		6,097	—
Receivables
Investment securities sold	—		—		23,535	—
Fund shares sold	—	(2)	—		687	36
Receivable from adviser	4		4		—	—
Dividends and interest receivable	—	(2)	—	(2)	54	6
Prepaid trustee retainer	—	(2)	—	(2)	26	3
Prepaid expenses	25		25		90	45

Total assets	1,583		1,352		1,193,351	111,733

Liabilities
Payables
Fund shares repurchased	7		—	(2)	20,019	2,256
Investment advisory fees	—		—		1,659	113
Distribution and service fees	—	(2)	—	(2)	381	43
Administration fees	1		1		137	13
Transfer agent fees and expenses	—	(2)	—	(2)	241	30
Professional fees	12		13		1	10
Other accrued expenses	—	(2)	—	(2)	101	5

Total liabilities	20		14		22,539	2,470

Net Assets	$1,563		$1,338		$1,170,812	$109,263

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,606		$1,362		$1,261,228	$117,290
Accumulated undistributed net investment income (loss)	1		(6)		(9,631)	(782)
Accumulated undistributed net realized gain (loss)	(54)		(53)		(80,069)	(8,029)
Net unrealized appreciation (depreciation) on investments	10		35		(716)	784

Net Assets	$1,563		$1,338		$1,170,812	$109,263

Class A
Net asset value (net assets/shares outstanding) per share	$9.67		$10.26		$10.56	$10.50
Maximum offering price per share NAV/(1–3.75%)	$10.05		$—		$—	$—
Maximum offering price per share NAV/(1–5.75%)	$—		$10.89		$11.20	$11.14
Shares of beneficial interest outstanding, no par value, unlimited authorization	54,260		24,876		26,708,582	3,331,820
Net Assets	$525		$255		$282,125	$34,983
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$9.60	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		9,799	—
Net Assets	$—		$—		$94	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.65		$10.22		$9.54	$10.35
Shares of beneficial interest outstanding, no par value, unlimited authorization	23,958		15,128		36,324,500	3,637,390
Net Assets	$231		$154		$346,629	$37,663
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.67		$10.28		$10.72	$10.52
Shares of beneficial interest outstanding, no par value, unlimited authorization	83,424		90,314		50,549,616	3,479,267
Net Assets	$807		$929		$541,868	$36,617
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$10.72	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		8,979	—
Net Assets	$—		$—		$96	$—

(1) Investment in securities at cost	$1,544		$1,288		$1,084,883	$110,859
(2) Amount is less than $500.

See Notes to Financial Statements

19

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Herzfeld Fund		Premium AlphaSector® Fund

Assets
Investment in unaffiliated securities at value(1)(2)	$32,869		$4,029,721
Receivables
Investment securities sold	—		99,948
Fund shares sold	769		1,983
Dividends and interest receivable	30		4,252
Prepaid trustee retainer	—	(3)	96
Prepaid expenses	19		305

Total assets	33,687		4,136,305

Liabilities
Payables
Fund shares repurchased	2		100,967
Investment securities purchased	1,287		—
Collateral on securities loaned	—		14,483
Investment advisory fees	18		4,202
Distribution and service fees	12		1,499
Administration fees	3		464
Transfer agent fees and expenses	4		887
Trustees’ fees and expenses	—	(3)	—
Professional fees	5		—
Other accrued expenses	1		153

Total liabilities	1,332		122,655

Net Assets	$32,355		$4,013,650

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$31,772		$4,270,709
Accumulated undistributed net investment income (loss)	(2)		(13,309)
Accumulated undistributed net realized gain (loss)	459		(221,196)
Net unrealized appreciation (depreciation) on investments	126		(22,554)

Net Assets	$32,355		$4,013,650

Class A
Net asset value (net assets/shares outstanding) per share	$11.22		$12.96
Maximum offering price per share NAV/(1–5.75%)	$11.90		$13.75
Shares of beneficial interest outstanding, no par value, unlimited authorization	679,676		87,608,899
Net Assets	$7,625		$1,135,549
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.18		$12.72
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,139,051		106,070,915
Net Assets	$12,732		$1,349,142
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.23		$13.00
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,068,171		117,602,782
Net Assets	$11,998		$1,528,865
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—		$13.00
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		7,263
Net Assets	$—		$94

(1) Investment in securities at cost	$32,743		$4,052,275
(2) Market value of securities on loan	$—		$14,159
(3) Amount is less than $500

See Notes to Financial Statements

20

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Allocator Premium AlphaSector® Fund	AlphaSector® Rotation Fund	Alternatives Diversifier Fund	Disciplined Equity Style Fund

Investment Income
Dividends	$4,926	$6,284	$160	$16
Dividend income from affiliated funds	—	—	1,790	—
Interest	—	— (1)	—	—	(1)
Security lending	—	3	—	—

Total investment income	4,926	6,287	1,950	16

Expenses
Investment advisory fees	3,671	2,095	—	12
Service fees, Class A	161	409	46	1
Distribution and service fees, Class C	1,475	1,507	180	3
Administration fees	395	552	72	1
Transfer agent fees and expenses	387	579	98	1
Registration fees	51	46	27	19
Printing fees and expenses	22	27	6	—	(1)
Custodian fees	5	6	1	—	(1)
Professional fees	12	13	11	9
Trustees’ fees and expenses	15	18	3	—	(1)
Miscellaneous expenses	15	17	4	1

Total expenses	6,209	5,269	448	47
Less expenses reimbursed and/or waived by investment adviser	(17)	—	—	(28)

Net expenses	6,192	5,269	448	19

Net investment income (loss)	(1,266)	1,018	1,502	(3)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(7,747)	102,540	(789)	(1)
Net realized gain (loss) on affiliated investments	—	—	1,512	—
Capital gain distributions from affiliated funds	—	—	911	—
Capital gain distributions from underlying funds	43	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(19,997)	(123,169)	(4,524)	247

Net gain (loss) on investments	(27,701)	(20,629)	(2,890)	246

Net increase (decrease) in net assets resulting from operations	$(28,967)	$(19,611)	$(1,388)	$243

(1) Amount is less than $500.

See Notes to Financial Statements

21

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Disciplined Select Bond Fund		Disciplined Select Country Fund		Dynamic AlphaSector® Fund	Global Premium AlphaSector® Fund

Investment Income
Dividends	$19		$27		$9,812	$1,258
Interest	—		—	(1)	—	—

Total investment income	19		27		9,812	1,258

Expenses
Investment advisory fees	6		9		7,616	984
Service fees, Class A	1		—	(1)	606	71
Distribution and service fees, Class B	—		—		1	—
Distribution and service fees, Class C	1		1		2,276	306
Administration fees	1		1		1,150	106
Transfer agent fees and expenses	1		1		1,023	131
Interest expense	—		—		605	—
Registration fees	19		19		128	26
Printing fees and expenses	—	(1)	—	(1)	70	7
Custodian fees	—	(1)	—	(1)	17	2
Professional fees	8		9		17	10
Trustees’ fees and expenses	—	(1)	—	(1)	51	4
Miscellaneous expenses	1		1		51	5

Total expenses	38		41		13,611	1,652

Dividends on short sales	—		—		5,128	—
Interest expense on short sales	—		—		704	—

Total expenses, including dividends and interest expense on short sales	38		41		19,443	1,652

Less expenses reimbursed and/or waived by investment adviser	(28)		(28)		—	(6)

Net expenses	10		13		19,443	1,646

Net investment income (loss)	9		14		(9,631)	(388)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(12)		(43)		191,220	(3,846)
Net realized gain (loss) on securities sold short	—		—		(81,135)	—
Net realized gain (loss) on foreign currency transactions	—		—		— (1)	—
Net change in unrealized appreciation (depreciation) on investments	12		7		(267,137)	(9,673)
Net change in unrealized appreciation (depreciation) on securities sold short	—		—		5,811	—
Net change in unrealized appreciation (depreciation) on foreign currency translation	—		—		— (1)	—

Net gain (loss) on investments	—		(36)		(151,241)	(13,519)

Net increase (decrease) in net assets resulting from operations	$9		$(22)		$(160,872)	$(13,907)

(1) Amount is less than $500.

See Notes to Financial Statements

22

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Herzfeld Fund	Premium AlphaSector® Fund

Investment Income
Dividends	$667	$43,981
Security lending	—	20

Total investment income	667	44,001

Expenses
Investment advisory fees	121	34,141
Service fees, Class A	10	2,088
Distribution and service fees, Class C	56	8,729
Administration fees	14	3,667
Transfer agent fees and expenses	15	3,294
Registration fees	20	204
Printing fees and expenses	1	207
Custodian fees	1	54
Professional fees	10	29
Trustees’ fees and expenses	— (1)	149
Miscellaneous expenses	2	146

Total expenses	250	52,708
Less expenses reimbursed and/or waived by investment adviser	(21)	—

Net expenses	229	52,708

Net investment income (loss)	438	(8,707)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	343	347,013
Capital gain distributions from underlying funds	346	—
Net change in unrealized appreciation (depreciation) on investments	(332)	(778,490)

Net gain (loss) on investments	357	(431,477)

Net increase (decrease) in net assets resulting from operations	$795	$(440,184)

(1) Amount is less than $500.

See Notes to Financial Statements

23

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Allocator Premium AlphaSector® Fund		AlphaSector® Rotation Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(1,266)	$4,432	$1,018	$6,966
Net realized gain (loss)	(7,704)	56,144	102,540	79,066
Net change in unrealized appreciation (depreciation)	(19,997)	(18,719)	(123,169)	37,708

Increase (decrease) in net assets resulting from operations	(28,967)	41,857	(19,611)	123,740

From Distributions to Shareholders
Net investment income, Class A	(546)	(790)	(969)	(2,909)
Net investment income, Class C	—	—	(318)	(577)
Net investment income, Class I	(1,322)	(2,285)	(1,077)	(2,482)
Net realized short-term gains, Class A	(3,187)	(1,344)	(13,725)	(8,366)
Net realized short-term gains, Class C	(7,311)	(2,898)	(13,125)	(7,087)
Net realized short-term gains, Class I	(6,180)	(2,928)	(12,688)	(5,701)
Net realized long-term gains, Class A	(7,789)	(213)	(59,068)	(10,147)
Net realized long-term gains, Class C	(17,884)	(460)	(56,711)	(8,594)
Net realized long-term gains, Class I	(15,146)	(465)	(54,636)	(6,915)

Decrease in net assets from distributions to shareholders	(59,365)	(11,383)	(212,317)	(52,778)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(28,236)	22,647	61,850	30,534
Change in net assets from share transactions, Class C	(59,899)	89,286	72,869	54,832
Change in net assets from share transactions, Class I	(128,188)	55,797	30,287	121,101

Increase (decrease) in net assets from share transactions	(216,323)	167,730	165,006	206,467

Net increase (decrease) in net assets	(304,655)	198,204	(66,922)	277,429

Net Assets
Beginning of fiscal year	792,344	594,140	925,878	648,449

End of fiscal year	$487,689	$792,344	$858,956	$925,878

Accumulated undistributed net investment income (loss) at end of fiscal year	$(1,777)	$1,359	$979	$2,325

See Notes to Financial Statements

24

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Alternatives Diversifier Fund		Disciplined Equity Style Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,502	$2,116	$(3)		$(10)
Net realized gain (loss)	1,634	3,565	(1)		423
Net change in unrealized appreciation (depreciation)	(4,524)	2,712	247		(215)

Increase (decrease) in net assets resulting from operations	(1,388)	8,393	243		198

From Distributions to Shareholders
Net investment income, Class A	(526)	(549)	—		—
Net investment income, Class C	(380)	(21)	—		—
Net investment income, Class I	(756)	(1,358)	—		—
Net realized short-term gains, Class A	—	—	(117)		(22)
Net realized short-term gains, Class C	—	—	(83)		(15)
Net realized short-term gains, Class I	—	—	(211)		(63)
Net realized long-term gains, Class A	—	—	(1)		—
Net realized long-term gains, Class C	—	—	(—	)(1)	—
Net realized long-term gains, Class I	—	—	(1)		—

Decrease in net assets from distributions to shareholders	(1,662)	(1,928)	(413)		(100)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(4,217)	(14,109)	745		242
Change in net assets from share transactions, Class C	(3,683)	(8,314)	998		51
Change in net assets from share transactions, Class I	(1,309)	(66,597)	212		63

Increase (decrease) in net assets from share transactions	(9,209)	(89,020)	1,955		356

Net increase (decrease) in net assets	(12,259)	(82,555)	1,785		454

Net Assets
Beginning of fiscal year	125,030	207,585	2,029		1,575

End of fiscal year	$112,771	$125,030	$3,814		$2,029

Accumulated undistributed net investment income (loss) at end of fiscal year	$634	$794	$(3)		$—

(1) Amount is less than $500.

See Notes to Financial Statements

25

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Disciplined Select Bond Fund			Disciplined Select Country Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$9		$23	$14	$21
Net realized gain (loss)	(12)		(4)	(43)	70
Net change in unrealized appreciation (depreciation)	12		19	7	(100)

Increase (decrease) in net assets resulting from operations	9		38	(22)	(9)

From Distributions to Shareholders
Net investment income, Class A	(3)		(3)	(7)	(1)
Net investment income, Class C	(—	)(1)	(2)	(2)	—
Net investment income, Class I	(6)		(17)	(25)	(10)
Net realized short-term gains, Class A	—		—	(16)	(2)
Net realized short-term gains, Class C	—		—	(8)	(1)
Net realized short-term gains, Class I	—		—	(54)	(8)

Decrease in net assets from distributions to shareholders	(9)		(22)	(112)	(22)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	425		(53)	(20)	139
Change in net assets from share transactions, Class C	90		25	11	46
Change in net assets from share transactions, Class I	6		17	39	95

Increase (decrease) in net assets from share transactions	521		(11)	30	280

Net increase (decrease) in net assets	521		5	(104)	249

Net Assets
Beginning of fiscal year	1,042		1,037	1,442	1,193

End of fiscal year	$1,563		$1,042	$1,338	$1,442

Accumulated undistributed net investment income (loss) at end of fiscal year	$1		$1	$(6)	$14

(1) Amount is less than $500.

See Notes to Financial Statements

26

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Dynamic AlphaSector® Fund		Global Premium AlphaSector® Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(9,631)	$(4,830)	$(388)	$834
Net realized gain (loss)	110,085	154,804	(3,846)	15,899
Net change in unrealized appreciation (depreciation)	(261,326)	116,010	(9,673)	(3,898)

Increase (decrease) in net assets resulting from operations	(160,872)	265,984	(13,907)	12,835

From Distributions to Shareholders
Net investment income, Class A	—	—	(362)	(129)
Net investment income, Class I	—	—	(558)	(179)
Net realized short-term gains, Class A	(7,947)	—	(1,437)	(1,574)
Net realized short-term gains, Class B	(2)	—	—	—
Net realized short-term gains, Class C	(8,234)	—	(1,709)	(1,227)
Net realized short-term gains, Class I	(17,789)	—	(1,727)	(1,115)
Net realized short-term gains, Class R6	(2)	—	—	—
Net realized long-term gains, Class A	(67,391)	—	(3,942)	(123)
Net realized long-term gains, Class B	(15)	—	—	—
Net realized long-term gains, Class C	(69,932)	—	(4,686)	(96)
Net realized long-term gains, Class I	(150,766)	—	(4,757)	(87)
Net realized long-term gains, Class R6	(13)	—	—	—

Decrease in net assets from distributions to shareholders	(322,091)	—	(19,178)	(4,530)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(322,995)	(45,309)	(30,948)	15,714
Change in net assets from share transactions, Class B	(24)	(4)	—	—
Change in net assets from share transactions, Class C	(85,154)	240,321	(23,149)	25,459
Change in net assets from share transactions, Class I	(656,360)	588,058	(51,089)	58,239
Change in net assets from share transactions, Class R6	114	—	—	—

Increase (decrease) in net assets from share transactions	(1,064,419)	783,066	(105,186)	99,412

Net increase (decrease) in net assets	(1,547,382)	1,049,050	(138,271)	107,717

Net Assets
Beginning of fiscal year	2,718,194	1,669,144	247,534	139,817

End of fiscal year	$1,170,812	$2,718,194	$109,263	$247,534

Accumulated undistributed net investment income (loss) at end of fiscal year	$(9,631)	$—	$(782)	$526

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Herzfeld Fund		Premium AlphaSector® Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$438	$442	$(8,707)		$21,879
Net realized gain (loss)	689	546	347,013		999,509
Net change in unrealized appreciation (depreciation)	(332)	709	(778,490)		(48,648)

Increase (decrease) in net assets resulting from operations	795	1,697	(440,184)		972,740

From Distributions to Shareholders
Net investment income, Class A	(137)	(182)	(3,222)		(6,111)
Net investment income, Class C	(162)	(209)	—		—
Net investment income, Class I	(147)	(86)	(7,629)		(15,369)
Net investment income, Class R6	—	—	(—	)(1)	—
Net realized short-term gains, Class A	(136)	(20)	(95,597)		(42,252)
Net realized short-term gains, Class C	(188)	(37)	(96,789)		(29,718)
Net realized short-term gains, Class I	(90)	(12)	(158,252)		(56,898)
Net realized short-term gains, Class R6	—	—	(5)		—
Net realized long-term gains, Class A	(104)	(8)	(286,002)		(16,551)
Net realized long-term gains, Class C	(143)	(15)	(289,141)		(11,641)
Net realized long-term gains, Class I	(69)	(5)	(473,394)		(22,288)
Net realized long-term gains, Class R6	—	—	(15)		—

Decrease in net assets from distributions to shareholders	(1,176)	(574)	(1,410,046)		(200,828)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(1,432)	5,951	(406,201)		(150,111)
Change in net assets from share transactions, Class C	2,245	5,063	(122,533)		508,692
Change in net assets from share transactions, Class I	8,646	1,516	(1,481,022)		917,705
Change in net assets from share transactions, Class R6	—	—	120		—

Increase (decrease) in net assets from share transactions	9,459	12,530	(2,009,636)		1,276,286

Net increase (decrease) in net assets	9,078	13,653	(3,859,866)		2,048,198

Net Assets
Beginning of fiscal year	23,277	9,624	7,873,516		5,825,318

End of fiscal year	$32,355	$23,277	$4,013,650		$7,873,516

Accumulated undistributed net investment income (loss) at end of fiscal year	$(2)	$6	$(13,309)		$6,248

(1) Amount is less than $500.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Allocator Premium
AlphaSector® Fund
Class A
10/1/14 to 3/31/15(13)	$11.85	(0.01)	(0.43)	(0.44)	(0.04)	(0.93)	(0.97)	(1.41)	$10.44	(3.99	)%(4)	$98,702	1.62	%(3)(12)	1.62	%(3)(12)	(0.14	)%(3)	295	%(4)
10/1/13 to 9/30/14	11.28	0.10	0.69	0.79	(0.07)	(0.15)	(0.22)	0.57	11.85	6.97		143,765	1.62	(12)	1.62	(12)	0.83		337
10/1/12 to 9/30/13	10.67	0.06	0.62	0.68	(0.05)	(0.02)	(0.07)	0.61	11.28	6.39		114,697	1.64	(12)	1.64	(12)	0.51		275
10/1/11 to 9/30/12	9.69	0.09	0.98	1.07	(0.09)	—	(0.09)	0.98	10.67	11.08		66,122	1.73		1.70		0.84		211
3/15/11(6) to 9/30/11	10.00	0.07	(0.38)	(0.31)	—	—	—	(0.31)	9.69	(3.10	)(4)	12,232	1.75	(3)	2.17	(3)	1.35	(3)	153	(4)

Class C
10/1/14 to 3/31/15(13)	$11.73	(0.05)	(0.42)	(0.47)	—	(0.93)	(0.93)	(1.40)	$10.33	(4.32	)%(4)	$233,477	2.36	%(3)(12)	2.37	%(3)(12)	(0.89	)%(3)	295	%(4)
10/1/13 to 9/30/14	11.19	0.01	0.68	0.69	—	(0.15)	(0.15)	0.54	11.73	6.15		331,980	2.35	(12)	2.37	(12)	0.09		337
10/1/12 to 9/30/13	10.60	(0.02)	0.63	0.61	—	(0.02)	(0.02)	0.59	11.19	5.71		230,459	2.37	(12)	2.39	(12)	(0.23)		275
10/1/11 to 9/30/12	9.66	0.02	0.96	0.98	(0.04)	—	(0.04)	0.94	10.60	10.13		131,330	2.45		2.45		0.16		211
3/15/11(6) to 9/30/11	10.00	0.02	(0.36)	(0.34)	—	—	—	(0.34)	9.66	(3.40	)(4)	32,390	2.50	(3)	2.85	(3)	0.43	(3)	153	(4)

Class I
10/1/14 to 3/31/15(13)	$11.88	0.01	(0.43)	(0.42)	(0.06)	(0.93)	(0.99)	(1.41)	$10.47	(3.86	)%(4)	$155,510	1.37	%(3)(12)	1.37	%(3)(12)	0.12	%(3)	295	%(4)
10/1/13 to 9/30/14	11.31	0.13	0.69	0.82	(0.10)	(0.15)	(0.25)	0.57	11.88	7.20		316,599	1.37	(12)	1.37	(12)	1.06		337
10/1/12 to 9/30/13	10.69	0.08	0.63	0.71	(0.07)	(0.02)	(0.09)	0.62	11.31	6.70		248,984	1.39	(12)	1.39	(12)	0.74		275
10/1/11 to 9/30/12	9.71	0.12	0.96	1.08	(0.10)	—	(0.10)	0.98	10.69	11.24		146,634	1.49		1.46		1.17		211
3/15/11(6) to 9/30/11	10.00	0.10	(0.39)	(0.29)	—	—	—	(0.29)	9.71	(2.90	)(4)	19,131	1.50	(3)	2.01	(3)	1.82	(3)	153	(4)
AlphaSector®
Rotation Fund
Class A
10/1/14 to 3/31/15(13)	$15.21	0.02	(0.19)	(0.17)	(0.03)	(3.52)	(3.55)	(3.72)	$11.49	(1.93	)%(4)	$298,045	0.97	%(3)	0.97	%(3)	0.37	%(3)	305	%(4)
10/1/13 to 9/30/14	13.87	0.15	2.25	2.40	(0.13)	(0.93)	(1.06)	1.34	15.21	17.81		316,571	0.98		0.98		1.02		129
10/1/12 to 9/30/13	12.15	0.17	2.11	2.28	(0.17)	(0.39)	(0.56)	1.72	13.87	19.63		257,492	1.00		1.00		1.29		123
10/1/11 to 9/30/12	10.67	0.14	1.68	1.82	(0.12)	(0.22)	(0.34)	1.48	12.15	17.51		199,268	1.02		1.02		1.22		190
10/1/10 to 9/30/11	10.18	0.11	0.54	0.65	(0.16)	—	(0.16)	0.49	10.67	6.20		184,613	1.04		1.04		0.97		134
10/1/09 to 9/30/10	9.34	0.14	0.76	0.90	(0.06)	—	(0.06)	0.84	10.18	9.63		192,375	1.06		1.06		1.41		245

Class C
10/1/14 to 3/31/15(13)	$15.02	(0.02)	(0.18)	(0.20)	(0.01)	(3.52)	(3.53)	(3.73)	$11.29	(2.27	)%(4)	$291,574	1.72	%(3)	1.72	%(3)	(0.36	)%(3)	305	%(4)
10/1/13 to 9/30/14	13.73	0.04	2.21	2.25	(0.03)	(0.93)	(0.96)	1.29	15.02	16.89		296,160	1.73		1.73		0.28		129
10/1/12 to 9/30/13	12.03	0.07	2.10	2.17	(0.08)	(0.39)	(0.47)	1.70	13.73	18.80		217,861	1.74		1.75		0.57		123
10/1/11 to 9/30/12	10.56	0.06	1.67	1.73	(0.04)	(0.22)	(0.26)	1.47	12.03	16.60		157,461	1.75		1.77		0.53		190
10/1/10 to 9/30/11	10.09	0.04	0.52	0.56	(0.09)	—	(0.09)	0.47	10.56	5.49		144,813	1.71		1.79		0.33		134
10/1/09 to 9/30/10	9.29	0.07	0.75	0.82	(0.02)	—	(0.02)	0.80	10.09	8.79		133,453	1.81		1.81		0.68		245

Class I
10/1/14 to 3/31/15(13)	$15.21	0.04	(0.19)	(0.15)	(0.04)	(3.52)	(3.56)	(3.71)	$11.50	(1.80	)%(4)	$269,337	0.72	%(3)	0.72	%(3)	0.63	%(3)	305	%(4)
10/1/13 to 9/30/14	13.87	0.19	2.25	2.44	(0.17)	(0.93)	(1.10)	1.34	15.21	18.08		313,147	0.73		0.73		1.29		129
10/1/12 to 9/30/13	12.15	0.20	2.11	2.31	(0.20)	(0.39)	(0.59)	1.72	13.87	19.92		173,096	0.75		0.75		1.56		123
10/1/11 to 9/30/12	10.67	0.17	1.68	1.85	(0.15)	(0.22)	(0.37)	1.48	12.15	17.71		122,198	0.77		0.77		1.53		190
10/1/10 to 9/30/11	10.18	0.14	0.54	0.68	(0.19)	—	(0.19)	0.49	10.67	6.56		85,585	0.82		0.82		1.26		134
10/1/09(6) to 9/30/10	9.11	0.20	0.94	1.14	(0.07)	—	(0.07)	1.07	10.18	12.63	(4)	112,132	0.83	(3)	0.83	(3)	2.04	(3)	245

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Alternatives
Diversifier Fund
Class A
10/1/14 to 3/31/15(13)	$11.31	0.15	0.08	(0.36)	(0.13)	(0.16)	—	(0.16)	(0.29)	$11.02	(1.16	)%(4)	$33,918	0.62	%(3)	0.62	%(3)	2.63	%(3)	18	%(4)
10/1/13 to 9/30/14	10.97	0.15	0.07	0.25	0.47	(0.13)		(0.13)	0.34	11.31	4.28		39,076	0.65		0.65		1.32		27
10/1/12 to 9/30/13	11.10	0.21	—	(0.13)	0.08	(0.21)	—	(0.21)	(0.13)	10.97	0.73		51,339	0.58	(7)	0.63		1.93		24
10/1/11 to 9/30/12	9.68	0.10	—	1.38	1.48	(0.06)	—	(0.06)	1.42	11.10	15.37		65,463	0.45		0.65		0.95		29
10/1/10 to 9/30/11(11)	10.05	0.21	0.07	(0.49)	(0.21)	(0.16)	—	(0.16)	(0.37)	9.68	(2.12)		79,103	0.45		0.65		1.96		18
10/1/09 to 9/30/10	9.43	0.18	0.02	0.64	0.84	(0.22)	—	(0.22)	0.62	10.05	8.91		115,081	0.45		0.75		1.87		4

Class C
10/1/14 to 3/31/15(13)	$11.21	0.10	0.08	(0.35)	(0.17)	(0.12)	—	(0.12)	(0.29)	$10.92	(1.48	)%(4)	$33,398	1.37	%(3)	1.37	%(3)	1.89	%(3)	18	%(4)
10/1/13 to 9/30/14	10.83	0.07	0.07	0.25	0.39	(0.01)		(0.01)	0.38	11.21	3.47		38,005	1.40		1.40		0.58		27
10/1/12 to 9/30/13	10.93	0.13	—	(0.13)	—	(0.10)	—	(0.10)	(0.10)	10.83	(0.05)		44,850	1.33	(7)	1.38		1.22		24
10/1/11 to 9/30/12	9.55	0.02	—	1.36	1.38	—	—	—	1.38	10.93	14.45		57,336	1.20		1.40		0.20		29
10/1/10 to 9/30/11(11)	9.95	0.13	0.07	(0.48)	(0.28)	(0.12)	—	(0.12)	(0.40)	9.55	(2.82)		66,411	1.20		1.40		1.20		18
10/1/09 to 9/30/10	9.34	0.10	0.02	0.64	0.76	(0.15)	—	(0.15)	0.61	9.95	8.06		85,330	1.20		1.50		1.07		4

Class I
10/1/14 to 3/31/15(13)	$11.30	0.16	0.08	(0.35)	(0.11)	(0.18)	—	(0.18)	(0.29)	$11.01	(1.02	)%(4)	$45,455	0.37	%(3)	0.37	%(3)	2.82	%(3)	18	%(4)
10/1/13 to 9/30/14	10.98	0.18	0.08	0.24	0.50	(0.18)		(0.18)	0.32	11.30	4.52		47,949	0.40		0.40		1.56		27
10/1/12 to 9/30/13	11.12	0.16	—	(0.05)	0.11	(0.25)	—	(0.25)	(0.14)	10.98	1.00		111,396	0.36	(7)	0.38		1.48		24
10/1/11 to 9/30/12	9.70	0.13	—	1.38	1.51	(0.09)	—	(0.09)	1.42	11.12	15.63		37,590	0.20		0.40		1.21		29
10/1/10 to 9/30/11(11)	10.06	0.23	0.06	(0.48)	(0.19)	(0.17)	—	(0.17)	(0.36)	9.70	(1.89)		36,495	0.20		0.39		2.16		18
10/1/09(6) to 9/30/10	9.27	0.18	0.01	0.84	1.03	(0.24)	—	(0.24)	0.79	10.06	11.11	(4)	31,732	0.20	(3)	0.51	(3)	1.83	(3)	4

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Disciplined Equity
Style Fund
Class A
10/1/14 to 3/31/15(13)	$13.13	(0.01)	1.41	1.40	—	(2.46)	(2.46)	(1.06)	$12.07	11.44	%(4)	$1,288	1.60	%(3)	3.94	%(3)	(0.13	)%(3)	7	%(4)
10/1/13 to 9/30/14	12.47	(0.07)	1.51	1.44	—	(0.78)	(0.78)	0.66	13.13	11.77		594	1.60		4.97		(0.56)		220
12/18/12(6) to 9/30/13	10.00	—	2.55	2.55	(0.08)	— (5)	(0.08)	2.47	12.47	25.75	(4)	326	1.60	(3)	7.63	(3)	0.02	(3)	447	(4)

Class C
10/1/14 to 3/31/15(13)	$12.95	(0.04)	1.37	1.33	—	(2.46)	(2.46)	(1.13)	$11.82	11.02	%(4)	$1,260	2.35	%(3)	4.55	%(3)	(0.67	)%(3)	7	%(4)
10/1/13 to 9/30/14	12.40	(0.17)	1.50	1.33	—	(0.78)	(0.78)	0.55	12.95	10.91		300	2.35		5.76		(1.32)		220
12/18/12(6) to 9/30/13	10.00	(0.05)	2.53	2.48	(0.08)	— (5)	(0.08)	2.40	12.40	25.02	(4)	237	2.35	(3)	8.53	(3)	(0.51	)(3)	447	(4)

Class I
10/1/14 to 3/31/15(13)	$13.19	(0.01)	1.43	1.42	—	(2.46)	(2.46)	(1.04)	$12.15	11.55	%(4)	$1,266	1.35	%(3)	3.73	%(3)	(0.19	)%(3)	7	%(4)
10/1/13 to 9/30/14	12.49	(0.04)	1.52	1.48	—	(0.78)	(0.78)	0.70	13.19	12.09		1,135	1.35		4.74		(0.33)		220
12/18/12(6) to 9/30/13	10.00	0.05	2.52	2.57	(0.08)	— (5)	(0.08)	2.49	12.49	25.96	(4)	1,012	1.35	(3)	7.87	(3)	0.59	(3)	447	(4)
Disciplined Select
Bond Fund
Class A
10/1/14 to 3/31/15(13)	$9.59	0.06	0.08	0.14	(0.06)	—	(0.06)	0.08	$9.67	1.42	%(4)	$525	1.40	%(3)	6.99	%(3)	1.19	%(3)	517	%(4)
10/1/13 to 9/30/14	9.44	0.19	0.15	0.34	(0.19)		(0.19)	0.15	9.59	3.59		108	1.40		7.28		2.02		1,126
12/18/12(6) to 9/30/13	10.00	0.11	(0.57)	(0.46)	(0.10)	—	(0.10)	(0.56)	9.44	(4.53	)(4)	157	1.40	(3)	9.27	(3)	1.46	(3)	401	(4)

Class C
10/1/14 to 3/31/15(13)	$9.57	0.01	0.09	0.10	(0.02)	—	(0.02)	0.08	$9.65	1.07	%(4)	$231	2.15	%(3)	5.02	%(3)	0.25	%(3)	517	%(4)
10/1/13 to 9/30/14	9.44	0.11	0.15	0.26	(0.13)		(0.13)	0.13	9.57	2.73		140	2.15		8.57		1.19		1,126
12/18/12(6) to 9/30/13	10.00	0.05	(0.54)	(0.49)	(0.07)	—	(0.05)	(0.56)	9.44	(4.95	)(4)	114	2.15	(3)	10.14	(3)	0.70	(3)	401	(4)

Class I
10/1/14 to 3/31/15(13)	$9.59	0.06	0.09	0.15	(0.07)	—	(0.07)	0.08	$9.67	1.54	%(4)	$807	1.15	%(3)	3.96	%(3)	1.32	%(3)	517	%(4)
10/1/13 to 9/30/14	9.45	0.21	0.14	0.35	(0.21)		(0.21)	0.14	9.59	3.75		794	1.15		7.35		2.22		1,126
12/18/12(6) to 9/30/13	10.00	0.13	(0.55)	(0.42)	(0.13)	—	(0.13)	(0.55)	9.45	(4.28	)(4)	766	1.15	(3)	9.18	(3)	1.71	(3)	401	(4)
Disciplined Select
Country Fund
Class A
10/1/14 to 3/31/15(13)	$11.18	0.03	(0.10)	(0.07)	(0.25)	(0.60)	(0.85)	(0.92)	$10.26	(0.35	)%(4)	$255	1.70	%(3)	5.27	%(3)	0.63	%(3)	362	%(4)
10/1/13 to 9/30/14	11.34	0.25	(0.21)	0.04	(0.06)	(0.14)	(0.20)	(0.16)	11.18	0.29		299	1.70		6.45		2.09		217
12/18/12(6) to 9/30/13	10.00	0.03	1.31	1.34	—	—	—	1.34	11.34	13.40	(4)	171	1.70	(3)	8.97	(3)	0.38	(3)	115	(4)

Class C
10/1/14 to 3/31/15(13)	$11.09	(0.01)	(0.09)	(0.10)	(0.17)	(0.60)	(0.77)	(0.87)	$10.22	(0.67	)%(4)	$154	2.45	%(3)	6.04	%(3)	(0.16	)%(3)	362	%(4)
10/1/13 to 9/30/14	11.28	0.11	(0.16)	(0.05)	—	(0.14)	(0.14)	(0.19)	11.09	(0.51)		156	2.45		7.16		0.94		217
12/18/12(6) to 9/30/13	10.00	(0.04)	1.32	1.28	—	—	—	1.28	11.28	12.80	(4)	113	2.45	(3)	9.87	(3)	(0.55	)(3)	115	(4)

Class I
10/1/14 to 3/31/15(13)	$11.21	0.11	(0.16)	(0.05)	(0.28)	(0.60)	(0.88)	(0.93)	$10.28	(0.20	)%(4)	$929	1.45	%(3)	4.75	%(3)	2.15	%(3)	362	%(4)
10/1/13 to 9/30/14	11.37	0.19	(0.12)	0.07	(0.09)	(0.14)	(0.23)	(0.16)	11.21	0.48		987	1.45		6.17		1.65		217
12/18/12(6) to 9/30/13	10.00	0.04	1.33	1.37	—	—	—	1.37	11.37	13.70	(4)	909	1.45	(3)	8.87	(3)	0.46	(3)	115	(4)

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

31

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Tax Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Expenses (including dividends and interest on short sales after expense waivers and reimbursements) to Average Net Assets(8)		Ratio of Expenses (including dividends and interest on short sales before expense waivers and reimburse ments) to Average Net Assets(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Dynamic AlphaSector®
Fund
Class A
10/1/14 to 3/31/15(13)	$13.29	(0.06)	(0.81)	(0.87)	—	(1.86)	—	(1.86)	(2.73)	$10.56	(7.06	)%(4)	$282,125	1.88	%(3)(9)	1.88	%(3)(9)	(0.98	)%(3)	427	%(4)
10/1/13 to 9/30/14	11.73	(0.03)	1.59	1.56	—	—	—	—	1.56	13.29	13.30		721,407	2.68	(9)	2.68	(9)	(0.23)		233
10/1/12 to 9/30/13	9.90	0.03	1.87	1.90	(0.04)	—	(0.03)	(0.07)	1.83	11.73	19.32		660,921	2.73	(7)(9)	2.83	(9)	0.27		137
10/1/11 to 9/30/12	9.09	0.08	0.73	0.81	—	—	—	—	0.81	9.90	8.91		109,724	2.78	(9)	3.06	(9)	0.86		165
10/1/10 to 9/30/11	10.57	(0.28)	(0.91)	(1.19)	—	(0.29)	—	(0.29)	(1.48)	9.09	(11.59)		6,615	4.35		4.65		(2.79)		186
10/1/09 to 9/30/10	10.50	(0.25)	0.32	0.07	—	—	—	—	0.07	10.57	0.67		17,556	3.76	(7)	4.04		(2.33)		155

Class B
10/1/14 to 3/31/15(13)	$12.30	(0.08)	(0.76)	(0.84)	—	(1.86)	—	(1.86)	(2.70)	$9.60	(7.42	)%(4)	$94	2.58	%(3)(9)	2.58	%(3)(9)	(1.56	)%(3)	427	%(4)
10/1/13 to 9/30/14	10.94	(0.12)	1.48	1.36	—	—	—	—	1.36	12.30	12.43		144	3.44	(9)	3.44	(9)	(0.99)		233
10/1/12 to 9/30/13	9.24	(0.07)	1.77	1.70	—	—	—	—	1.70	10.94	18.40		130	3.41	(7)(9)	3.52	(9)	(0.71)		137
10/1/11 to 9/30/12	8.54	(0.19)	0.89	0.70	—	—	—	—	0.70	9.24	8.20		150	4.23	(9)	4.81	(9)	(2.19)		165
10/1/10 to 9/30/11	10.04	(0.33)	(0.88)	(1.21)	—	(0.29)	—	(0.29)	(1.50)	8.54	(12.42)		260	5.02		5.32		(3.49)		186
10/1/09 to 9/30/10	10.06	(0.32)	0.30	(0.02)	—	—	—	—	(0.02)	10.04	(0.20)		670	4.55	(7)	4.83		(3.15)		155

Class C
10/1/14 to 3/31/15(13)	$12.24	(0.08)	(0.76)	(0.84)	—	(1.86)	—	(1.86)	(2.70)	$9.54	(7.46	)%(4)	$346,629	2.60	%(3)(9)	2.60	%(3)(9)	(1.58	)%(3)	427	%(4)
10/1/13 to 9/30/14	10.88	(0.11)	1.47	1.36	—	—	—	—	1.36	12.24	12.50		546,986	3.44	(9)	3.44	(9)	(0.87)		233
10/1/12 to 9/30/13	9.21	(0.04)	1.74	1.70	—	—	(0.03)	(0.03)	1.67	10.88	18.48		263,722	3.52	(7)(9)	3.62	(9)	(0.38)		137
10/1/11 to 9/30/12	8.52	0.01	0.68	0.69	—	—	—	—	0.69	9.21	8.10		27,123	3.61	(9)	3.91	(9)	0.12		165
10/1/10 to 9/30/11	10.00	(0.33)	(0.86)	(1.19)	—	(0.29)	—	(0.29)	(1.48)	8.52	(12.26)		2,330	5.07		5.38		(3.50)		186
10/1/09 to 9/30/10	10.02	(0.32)	0.30	(0.02)	—	—	—	—	(0.02)	10.00	(0.20)		4,249	4.62	(7)	4.90		(3.17)		155

Class I
10/1/14 to 3/31/15(13)	$13.45	(0.04)	(0.83)	(0.87)	—	(1.86)	—	(1.86)	(2.73)	$10.72	(6.96	)%(4)	$541,868	1.65	%(3)(9)	1.65	%(3)(9)	(0.73	)%(3)	427	%(4)
10/1/13 to 9/30/14	11.84	0.01	1.60	1.61	—	—	—	—	1.61	13.45	13.60		1,449,657	2.43	(9)	2.43	(9)	0.11		233
10/1/12 to 9/30/13	9.98	0.06	1.89	1.95	(0.06)	—	(0.03)	(0.09)	1.86	11.84	19.67		744,371	2.49	(7)(9)	2.59	(9)	0.50		137
10/1/11 to 9/30/12	9.12	0.05	0.81	0.86	—	—	—	—	0.86	9.98	9.43		112,349	2.78	(9)	3.06	(9)	0.49		165
10/1/10 to 9/30/11	10.58	(0.25)	(0.92)	(1.17)	—	(0.29)	—	(0.29)	(1.46)	9.12	(11.47)		27,976	4.03		4.33		(2.48)		186
10/1/09(6) to 9/30/10	10.49	(0.23)	0.32	0.09	—	—	—	—	0.09	10.58	0.95	(4)	70,434	3.69	(3)(7)	3.97	(3)	(2.20	)(3)	155

Class R6
11/14/14(6) to 3/31/15(13)	$13.00	—	(0.42)	(0.42)	—	(1.86)	—	(1.86)	(2.28)	$10.72	(3.74	)%(4)	$96	1.43	%(3)	1.43	%(3)	0.03	%(3)	427	%(4)
The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Premium AlphaSector®
Fund
Class A
10/1/14 to 3/31/15(13)	$12.42	(0.02)	(0.75)	(0.77)	(0.07)	(1.08)	(1.15)	(1.92)	$10.50	(6.63	)%(4)	$34,983	1.68	%(3)	1.68	%(3)	(0.32	)%(3)	376	%(4)
10/1/13 to 9/30/14	11.76	0.07	0.91	0.98	(0.02)	(0.30)	(0.32)	0.66	12.42	8.43		75,879	1.66	(10)	1.65		0.55		205
10/1/12 to 9/30/13	10.56	0.04	1.26	1.30	(0.06)	(0.04)	(0.10)	1.20	11.76	12.32		56,689	1.75	(10)	1.71		0.33		194
10/1/11 to 9/30/12	9.42	0.08	1.12	1.20	(0.06)	—	(0.06)	1.14	10.56	12.75		27,699	1.75		1.78		0.83		258
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.62	)(4)	5,467	1.75	(3)	2.88	(3)	1.23	(3)	199	(4)

Class C
10/1/14 to 3/31/15(13)	$12.24	(0.05)	(0.76)	(0.81)	—	(1.08)	(1.08)	(1.89)	$10.35	(7.06	)%(4)	$37,663	2.41	%(3)	2.43	%(3)	(0.91	)%(3)	376	%(4)
10/1/13 to 9/30/14	11.64	(0.02)	0.92	0.90	—	(0.30)	(0.30)	0.60	12.24	7.69		72,013	2.37	(10)	2.40		(0.17)		205
10/1/12 to 9/30/13	10.50	(0.05)	1.25	1.20	(0.02)	(0.04)	(0.06)	1.14	11.64	11.52		44,239	2.48	(10)	2.46		(0.42)		194
10/1/11 to 9/30/12	9.40	— (5)	1.12	1.12	(0.02)	—	(0.02)	1.10	10.50	12.04		21,051	2.50		2.53		0.01		258
3/15/11(6) to 9/30/11	10.00	0.01	(0.61)	(0.60)	— (5)	—	—	(0.60)	9.40	(6.09	)(4)	4,885	2.50	(3)	3.81	(3)	0.17	(3)	199	(4)

Class I
10/1/14 to 3/31/15(13)	$12.47	—	(0.77)	(0.77)	(0.10)	(1.08)	(1.18)	(1.95)	$10.52	(6.58	)%(4)	$36,617	1.42	%(3)	1.42	%(3)	(0.06	)%(3)	376	%(4)
10/1/13 to 9/30/14	11.80	0.10	0.92	1.02	(0.05)	(0.30)	(0.35)	0.67	12.47	8.68		99,642	1.44	(10)	1.41		0.80		205
10/1/12 to 9/30/13	10.58	0.07	1.25	1.32	(0.06)	(0.04)	(0.10)	1.22	11.80	12.59		38,889	1.50	(10)	1.46		0.58		194
10/1/11 to 9/30/12	9.42	0.09	1.14	1.23	(0.07)	—	(0.07)	1.16	10.58	13.15		19,112	1.50		1.52		0.90		258
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.59	)(4)	9,565	1.50	(3)	2.85	(3)	1.37	(3)	199	(4)
Herzfeld Fund
Class A
10/1/14 to 3/31/15(13)	$11.37	0.23	0.16	0.39	(0.20)	(0.34)	(0.54)	(0.15)	$11.22	3.59	%(4)	$7,625	1.60	%(3)	1.77	%(3)	4.09	%(3)	56	%(4)
10/1/13 to 9/30/14	10.45	0.34	1.02	1.36	(0.36)	(0.08)	(0.44)	0.92	11.37	13.21		9,212	1.60		1.93		3.04		53
10/1/12 to 9/30/13	10.21	0.33	0.18	0.51	(0.26)	(0.01)	(0.27)	0.24	10.45	5.10		2,917	1.60		2.60		3.13		22
9/5/12(6) to 9/30/12	10.00	0.04	0.17	0.21	—	—	—	0.21	10.21	2.10	(4)	105	1.60	(3)	37.91	(3)	5.93		3	(4)

Class C
10/1/14 to 3/31/15(13)	$11.34	0.18	0.16	0.34	(0.16)	(0.34)	(0.50)	(0.16)	$11.18	3.15	%(4)	$12,732	2.35	%(3)	2.53	%(3)	3.20	%(3)	56	%(4)
10/1/13 to 9/30/14	10.43	0.26	1.01	1.27	(0.28)	(0.08)	(0.36)	0.91	11.34	12.34		10,624	2.35		2.70		2.35		53
10/1/12 to 9/30/13	10.21	0.25	0.19	0.44	(0.21)	(0.01)	(0.22)	0.22	10.43	4.36		4,942	2.35		3.25		2.40		22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	102	2.35	(3)	38.62	(3)	5.21		3	(4)

Class I
10/1/14 to 3/31/15(13)	$11.39	0.22	0.17	0.39	(0.21)	(0.34)	(0.55)	(0.16)	$11.23	3.62	%(4)	$11,998	1.35	%(3)	1.54	%(3)	3.86	%(3)	56	%(4)
10/1/13 to 9/30/14	10.46	0.38	1.01	1.39	(0.38)	(0.08)	(0.46)	0.93	11.39	13.54		3,441	1.35		1.71		3.40		53
10/1/12 to 9/30/13	10.21	0.09	0.46	0.55	(0.29)	(0.01)	(0.30)	0.25	10.46	5.41		1,765	1.35		3.71		0.86		22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	1,017	1.35	(3)	38.61	(3)	4.39		3	(4)

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Premium AlphaSector®
Fund
Class A
10/1/14 to 3/31/15(13)	$17.39	(0.01)	(0.99)	(1.00)	(0.03)	(3.40)	(3.43)	(4.43)	$12.96	(6.90	)%(4)	$1,135,549	1.60	%(3)(12)	1.60	%(3)	(0.18	)%(3)	437	%(4)
10/1/13 to 9/30/14	15.52	0.06	2.29	2.35	(0.04)	(0.44)	(0.48)	1.87	17.39	15.31		2,044,955	1.61	(12)	1.61		0.36		227
10/1/12 to 9/30/13	13.43	0.11	2.09	2.20	(0.11)	—	(0.11)	2.09	15.52	16.50		1,937,456	1.62	(12)	1.62		0.75		140
10/1/11 to 9/30/12	11.69	0.10	1.73	1.83	(0.09)	—	(0.09)	1.74	13.43	15.74		1,323,109	1.64		1.64		0.80		297
10/1/10 to 9/30/11	11.17	0.10	0.52	0.62	(0.08)	(0.02)	(0.10)	0.52	11.69	5.47		958,603	1.67	(10)	1.67		0.80		247
7/1/10(6) to 9/30/10	10.00	0.12	1.05	1.17	—	—	—	1.17	11.17	11.70	(4)	88,916	1.70	(3)	1.83	(3)	4.64	(3)	47	(4)

Class C
10/1/14 to 3/31/15(13)	$17.16	(0.07)	(0.97)	(1.04)	—	(3.40)	(3.40)	(4.44)	$12.72	(7.25	)%(4)	$1,349,142	2.35	%(3)(12)	2.35	%(3)	(0.93	)%(3)	437	%(4)
10/1/13 to 9/30/14	15.39	(0.06)	2.27	2.21	—	(0.44)	(0.44)	1.77	17.16	14.48		1,988,290	2.36	(12)	2.36		(0.38)		227
10/1/12 to 9/30/13	13.34	—	2.07	2.07	(0.02)	—	(0.02)	2.05	15.39	15.55		1,307,857	2.37	(12)	2.37		0.02		140
10/1/11 to 9/30/12	11.62	0.01	1.72	1.73	(0.01)	—	(0.01)	1.72	13.34	14.91		767,602	2.38		2.39		0.09		297
10/1/10 to 9/30/11	11.15	0.02	0.51	0.53	(0.04)	(0.02)	(0.06)	0.47	11.62	4.68		457,630	2.38	(10)	2.42		0.13		247
7/1/10(6) to 9/30/10	10.00	0.09	1.06	1.15	—	—	—	1.15	11.15	11.50	(4)	29,864	2.45	(3)	2.67	(3)	3.51	(3)	47	(4)

Class I
10/1/14 to 3/31/15(13)	$17.42	—	(0.98)	(0.98)	(0.04)	(3.40)	(3.44)	(4.42)	$13.00	(6.76	)%(4)	$1,528,865	1.35	%(3)(12)	1.35	%(3)	0.07	%(3)	437	%(4)
10/1/13 to 9/30/14	15.54	0.10	2.30	2.40	(0.08)	(0.44)	(0.52)	1.88	17.42	15.61		3,840,271	1.36	(12)	1.36		0.62		227
10/1/12 to 9/30/13	13.45	0.15	2.08	2.23	(0.14)	—	(0.14)	2.09	15.54	16.75		2,580,005	1.37	(12)	1.37		1.02		140
10/1/11 to 9/30/12	11.71	0.14	1.72	1.86	(0.12)	—	(0.12)	1.74	13.45	15.98		1,479,042	1.39		1.39		1.10		297
10/1/10 to 9/30/11	11.17	0.14	0.52	0.66	(0.10)	(0.02)	(0.12)	0.54	11.71	5.78		754,415	1.42	(10)	1.42		1.09		247
7/1/10(6) to 9/30/10	10.00	0.11	1.06	1.17	—	—	—	1.17	11.17	11.70	(4)	24,549	1.45	(3)	1.75	(3)	4.02	(3)	47	(4)

Class R6
11/14/14(6) to 3/31/15(13)	$17.20	—	(0.77)	(0.77)	(0.03)	(3.40)	(3.43)	(4.20)	$13.00	(5.58)%		$94	1.31	%(3)(12)	1.31	%(3)	0.07	%(3)	437	%(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	The effect of interest expense due to leverage, as well as dividends and interest expense on securities sold short, increased the expense ratio by the following:

10/1/14 to 3/31/15	0.66%
10/1/13 to 9/30/14	0.45%

10/1/12 to 9/30/13	0.38%
10/1/11 to 9/30/12	0.63%

If interest and dividends were excluded the ratio would be lower.
(10)	See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.
(11)	Effective December 1, 2010, the Adviser has discontinued charging an advisory fee.
(12)	The Fund is currently under its expense limitation.
(13)	Unaudited.

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 33 funds of the Trust are offered for sale, of which ten (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective. The Funds have the following investment objectives:

Fund	Investment Objective
Allocator Premium AlphaSector® Fund	Capital appreciation.
AlphaSector® Rotation Fund	Long-term capital appreciation.
Alternatives Diversifier Fund	Long-term capital appreciation.
Disciplined Equity Style Fund	Capital appreciation.
Disciplined Select Bond Fund	High total return from current income and capital appreciation.
Disciplined Select Country Fund	Capital appreciation.
Dynamic AlphaSector® Fund	Long-term capital appreciation.
Global Premium AlphaSector® Fund	Capital appreciation.
Herzfeld Fund	Capital appreciation and current income.
Premium AlphaSector® Fund	Long-term capital appreciation.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class C shares, and Class I shares. The Dynamic AlphaSector® and Premium AlphaSector® Funds now offer Class R6 shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions. For more information regarding Qualifying Transactions, refer to the prospectus. Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC. Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit sharing plans, defined benefit plans and other employer directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

35

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a fund bears directly, the shareholders of a fund indirectly bear the pro-rata expenses of any underlying mutual funds in which a fund invests.

36

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Short Sales

($ reported in thousands)

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Dynamic AlphaSector® Fund may receive rebate income or be charged a fee on borrowed securities which is under “Interest expense” on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

H.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

The Dynamic AlphaSector® Fund loans securities through an agreement with JP Morgan Clearing Corp. (“JPMCC”). Under the terms of agreement, the Fund lends directly to JPMCC and in doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral is received in cash which is invested in additional portfolio securities of the Fund. The Fund pays a fee based on the one-week London Interbank Offering Rate (LIBOR) plus a negotiated spread. For the period ended March 31, 2015, the cost incurred by the Fund is $605 and is disclosed as “Interest expense” on the Statement of Operations.

At March 31, 2015, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
AlphaSector® Rotation Fund	$294	$300
Premium AlphaSector® Fund	14,159	14,483

Note	3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of the following Funds:

	First $2 Billion	$2 + Billion through $4 Billion	$4 + Billion
Allocator Premium AlphaSector® Fund	1.10%	1.05%	1.00%
Disciplined Equity Style Fund	1.00	0.95	0.90
Disciplined Select Bond Fund	0.80	0.75	0.70
Disciplined Select Country Fund	1.10	1.05	1.00
Global Premium AlphaSector® Fund	1.10	1.05	1.00

	First $1 Billion	$1 + Billion
AlphaSector® Rotation Fund	0.45%	0.40%
Dynamic AlphaSector® Fund*	1.50	1.40
Herzfeld Fund	1.00	0.95

37

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Premium AlphaSector® Fund – 1.10% of the average daily net assets.

Alternatives Diversifier Fund – the Adviser has discontinued charging an advisory fee.

*	The advisory fee is calculated based on the average daily managed assets (“managed assets” means the total assets of the Fund including any assets attributable to borrowings, minus the Fund’s accrued liabilities other than such borrowings). Beginning February 6, 2013, the advisory fee for this Fund became subject to a performance adjustment, which may increase or decrease the advisory fee based upon how well the Fund has performed relative to the S&P 500® Index (“Index”). The fee rate is adjusted by adding or subtracting 0.10% for each 1.00% of absolute performance by which the Fund’s performance exceeds or lags that of the Index. The maximum performance adjustment may be plus or minus 1.00%. Performance is measured for purposes of the performance adjustment over the most recent 36-month period or such shorter period (but not less than 12 months) if the performance fee has been in effect for less than 36 months. For the period ended March 31, 2015 there was a $(7,539) of additional advisory fee expense/(income) related to the performance fee adjustment. Such performance adjustment is included in the Investment Advisory Fees in the Statement of Operations.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Fund(s) they serve is as follows:

Fund	Subadviser(s)
Allocator Premium AlphaSector® Fund	FSIA(1)(3), Euclid(4)
AlphaSector® Rotation Fund	FSIA(1)(3), Euclid(4)
Alternatives Diversifier Fund	Euclid(4)
Disciplined Equity Style Fund	Newfound(5)
Disciplined Select Bond Fund	Newfound(5)
Disciplined Select Country Fund	Newfound(5)
Dynamic AlphaSector® Fund	FSAA(2)(3), Euclid(4)
Global Premium AlphaSector® Fund	FSIA(1)(3), Euclid(4)
Herzfeld Fund	Herzfeld(6)
Premium AlphaSector® Fund	FSIA(1)(3), Euclid(4)

(1)	F-Squared Institutional Advisors, LLC (“FSIA”)
(2)	F-Squared Alternative Advisors LLC (“FSAA”)
(3)	FSIA or FSAA (collectively “F-Squared”) provides Euclid with a model portfolio. Final allocations and trading for each Fund are conducted by Euclid based on F-Squared’s recommendations.
(4)	Euclid Advisors, LLC (“Euclid”), an indirect wholly-owned subsidiary of Virtus.
(5)	Newfound Investments, LLC, an indirect wholly-owned subsidiary of Virtus.
(6)	Thomas J. Herzfeld Advisors, Inc.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Funds’ total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class C	Class I	Class R6
Allocator Premium AlphaSector® Fund	1.75%	2.50%	1.50%	—
Disciplined Equity Style Fund	1.60	2.35	1.35	—
Disciplined Select Bond Fund	1.40	2.15	1.15	—
Disciplined Select Country Fund	1.70	2.45	1.45	—
Global Premium AlphaSector® Fund	1.75	2.50	1.50	—
Herzfeld Fund	1.60	2.35	1.35	—
Premium AlphaSector® Fund	1.70	2.45	1.45	1.38%

D.	Expense Recapture

For certain Funds the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2015	2016	2017	Total
Alternatives Diversifier Fund	$348	$75	$—	$423
Disciplined Equity Style Fund	—	64	64	128
Disciplined Select Bond Fund	—	64	65	129
Disciplined Select Country Fund	—	64	64	128
Dynamic AlphaSector® Fund	205	794	—	999
Herzfeld Fund	25	68	56	149

38

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2015, it retained net commissions of $284 of Class A shares and deferred sales charges of $199, $—(3) and $658 for Class A shares, Class B shares and Class C shares respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class B shares and Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds invest in ETFs. In addition to the fees listed the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2)	The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
(3)	Amount is less than $500.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent of the Trust.

For the period ended March 31, 2015, the Funds incurred administration fees from the Trust totaling $4,807 which are included in the Statements of Operations.

For the period ended March 31, 2015, the Funds incurred transfer agent fees from the Trust totaling $3,645 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2015, Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Disciplined Equity Style Fund
Class A	12,976	$157
Class C	13,024	154
Class I	103,698	1,260
Disciplined Select Bond Fund
Class A	10,373	100
Class C	10,226	99
Class I	83,424	807
Disciplined Select Country Fund
Class A	11,045	113
Class C	10,908	111
Class I	88,728	912
Dynamic AlphaSector® Fund
Class R6	8,980	96
Herzfeld Fund
Class A	11,205	126
Class C	11,035	123
Class I	90,119	1,012
Premium AlphaSector® Fund
Class A	3,978	52
Class C	313	4
Class R6	7,263	94

39

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

H.	Investments in Affiliates

A summary of the Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the Class I shares of the affiliated underlying funds(1) during the period ended March 31, 2015 is as follows:

	Value, beginning of period	Purchases(2)	Sales Proceeds
Virtus Global Commodities Stock Fund	$14,721	$400	$3,470
Virtus Global Dividend Fund	24,548	3,055	5,520
Virtus Global Real Estate Securities Fund	10,582	317	1,200
Virtus International Real Estate Securities Fund	13,051	2,021	2,850
Virtus Real Estate Securities Fund	13,261	702	6,555
Virtus Senior Floating Rate Fund	11,606	3,125	2,080

	$87,769	$9,620	$21,675

	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Global Commodities Stock Fund	$9,598	$—	$—
Virtus Global Dividend Fund	21,522	348	224
Virtus Global Real Estate Securities Fund	10,832	280	37
Virtus International Real Estate Securities Fund	12,064	821	—
Virtus Real Estate Securities Fund	9,276	83	620
Virtus Senior Floating Rate Fund	12,561	259	31

	$75,853	$1,791	$912

(1)	The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2015, the Fund was the owner of record of approximately 95% of Virtus Global Commodities Stock Fund, 27% of Virtus International Real Estate Securities Fund, 13% of Virtus Global Real Estate Securities Fund, and 12% of Virtus Global Dividend Fund.
(2)	Includes reinvested dividends from income and capital gain distributions.

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2015, were as follows:

	Purchases	Sales
Allocator Premium AlphaSector® Fund	$1,280,025	$1,711,880
AlphaSector® Rotation Fund	1,459,258	1,929,168
Alternatives Diversifier Fund	22,157	30,412
Disciplined Equity Style Fund	1,666	164
Disciplined Select Bond Fund	7,943	7,426
Disciplined Select Country Fund	5,550	5,598
Dynamic AlphaSector® Fund	5,997,056	8,486,141
Herzfeld Fund	17,879	12,309
Global Premium AlphaSector® Fund	456,217	605,026
Premium AlphaSector® Fund	16,630,820	20,984,413

	Buy Cover	Short Sales
Dynamic AlphaSector® Fund	$1,642,219	$1,258,512

40

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015

Note	5. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Allocator Premium AlphaSector® Fund				AlphaSector® Rotation Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,761	$19,397	6,643	$78,209	10,230	$127,501	10,445	$153,503
Reinvestment of distributions	1,017	11,007	184	2,162	5,546	66,431	1,358	19,450
Shares repurchased	(5,455)	(58,640)	(4,863)	(57,724)	(10,651)	(132,082)	(9,546)	(142,419)

Net Increase / (Decrease)	(2,677)	$(28,236)	1,964	$22,647	5,125	$61,850	2,257	$30,534

Class C
Sale of shares	2,641	$28,559	12,269	$142,783	7,904	$94,943	5,634	$81,499
Reinvestment of distributions	2,252	24,117	274	3,169	4,741	55,847	866	12,234
Shares repurchased	(10,586)	(112,575)	(4,846)	(56,666)	(6,519)	(77,921)	(2,662)	(38,901)

Net Increase / (Decrease)	(5,693)	$(59,899)	7,697	$89,286	6,126	$72,869	3,838	$54,832

Class I
Sale of shares	2,768	$31,148	15,715	$185,802	14,579	$177,024	12,354	$184,057
Reinvestment of distributions	1,924	20,908	450	5,304	5,015	60,118	784	11,234
Shares repurchased	(16,483)	(180,244)	(11,539)	(135,309)	(16,762)	(206,855)	(5,027)	(74,190)

Net Increase / (Decrease)	(11,791)	$(128,188)	4,626	$55,797	2,832	$30,287	8,111	$121,101

	Alternatives Diversifier Fund				Disciplined Equity Style Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	162	$1,816	686	$7,882	57	$691	27		$345
Reinvestment of distributions	44	489	44	492	10	117	2		22
Shares repurchased	(584)	(6,522)	(1,956)	(22,483)	(5)	(63)	(10)		(125)

Net Increase / (Decrease)	(378)	$(4,217)	(1,226)	$(14,109)	62	$745	19		$242

Class C
Sale of shares	53	$590	211	$2,411	83	$1,003	3		$37
Reinvestment of distributions	28	305	1	16	7	83	1		15
Shares repurchased	(414)	(4,578)	(963)	(10,741)	(7)	(88)	(—	)(1)	(1)

Net Increase / (Decrease)	(333)	$(3,683)	(751)	$(8,314)	83	$998	4		$51

Class I
Sale of shares	1,009	$11,220	3,719	$42,297	—	$—	—		$—
Reinvestment of distributions	48	534	43	491	18	212	5		63
Shares repurchased	(1,171)	(13,063)	(9,667)	(109,385)	—	—	—		—

Net Increase / (Decrease)	(114)	$(1,309)	(5,905)	$(66,597)	18	$212	5		$63

(1)	Amount is less than 500.

41

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015

	Disciplined Select Bond Fund						Disciplined Select Country Fund
	Six Months Ended March 31, 2015 (Unaudited)			Year Ended September 30, 2014			Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES		AMOUNT	SHARES		AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	63		$614	—	(1)	$5	1	$15	18		$207
Reinvestment of distributions	—	(1)	3	—	(1)	3	2	23	—	(1)	4
Shares repurchased	(20)		(192)	(6)		(61)	(6)	(58)	(6)		(72)

Net Increase / (Decrease)	43		$425	(6)		$(53)	(3)	$(20)	12		$139

Class C
Sale of shares	12		$118	2		$23	— (1)	$— (2)	4		$45
Reinvestment of distributions	—	(1)	— (2)	—	(1)	2	1	11	—	(1)	1
Shares repurchased	(3)		(28)	—		—	—	—	—		—

Net Increase / (Decrease)	9		$90	2		$25	1	$11	4		$46

Class I
Sale of shares	—		$—	—		$—	94	$1,045	6		$77
Reinvestment of distributions	1		6	2		17	8	78	2		18
Shares repurchased	—		—	—		—	(99)	(1,084)	—		—

Net Increase / (Decrease)	1		$6	2		$17	3	$39	8		$95

	Dynamic AlphaSector® Fund						Global Premium AlphaSector® Fund
	Six Months Ended March 31, 2015 (Unaudited)				Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES		AMOUNT		SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	4,197		$47,757		36,001	$459,530	953	$10,552	3,483	$42,832
Reinvestment of distributions	6,511		71,488		—	—	509	5,652	137	1,674
Shares repurchased	(38,264)		(442,240)		(38,073)	(504,839)	(4,239)	(47,152)	(2,333)	(28,792)

Net Increase / (Decrease)	(27,556)		$(322,995)		(2,072)	$(45,309)	(2,777)	$(30,948)	1,287	$15,714

Class B
Sale of shares	1		$12		4	$42	—	$—	—	$—
Reinvestment of distributions	—	(1)	5		—	—	—	—	—	—
Shares repurchased	(4)		(41)		(4)	(46)	—	—	—	—

Net Increase / (Decrease)	(3)		$(24)		— (1)	$(4)	—	$—	—	$—

Class C
Sale of shares	5,469		$55,835		24,796	$292,883	549	$6,017	2,528	$30,806
Reinvestment of distributions	6,656		66,220		— (1)	— (2)	584	6,384	107	1,299
Shares repurchased	(20,499)		(207,209)		(4,338)	(52,562)	(3,381)	(35,550)	(550)	(6,646)

Net Increase / (Decrease)	(8,374)		$(85,154)		20,458	$240,321	(2,248)	$(23,149)	2,085	$25,459

Class I
Sale of shares	13,114		$153,070		71,916	$943,464	788	$8,920	5,607	$69,477
Reinvestment of distributions	12,609		140,330		— (1)	— (2)	631	7,036	106	1,295
Shares repurchased	(82,969)		(949,760)		(27,004)	(355,406)	(5,931)	(67,045)	(1,018)	(12,533)

Net Increase / (Decrease)	(57,246)		$(656,360)		44,912	$588,058	(4,512)	$(51,089)	4,695	$58,239

Class R6
Sale of shares	8		$100		—	$—	—	$—	—	$—
Reinvestment of distributions	1		14		—	—	—	—	—	—
Plan of Reorganization	—	(1)	—	(2)	—	—	—	—	—	—
Shares repurchased	(—	)(1)	(—	)(2)	—	—	—	—	—	—

Net Increase / (Decrease)	9		$114		—	$—	—	$—	—	$—

(1)	Amount is less than 500.
(2)	Amount is less than $500.

42

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015

	Herzfeld Fund				Premium AlphaSector® Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)				Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT		SHARES	AMOUNT

Class A
Sale of shares	157	$1,770	547	$6,139	13,892		$204,203		54,862	$915,782
Reinvestment of distributions	34	375	18	203	26,015		358,962		3,699	61,192
Shares repurchased	(321)	(3,577)	(35)	(391)	(69,885)		(969,366)		(65,809)	(1,127,085)

Net Increase / (Decrease)	(130)	$(1,432)	530	$5,951	(29,978)		$(406,201)		(7,248)	$(150,111)

Class C
Sale of shares	263	$2,943	482	$5,281	15,801		$224,874		43,028	$712,397
Reinvestment of distributions	45	492	22	240	24,034		325,886		2,071	33,878
Shares repurchased	(106)	(1,190)	(41)	(458)	(49,637)		(673,293)		(14,189)	(237,583)

Net Increase / (Decrease)	202	$2,245	463	$5,063	(9,802)		$(122,533)		30,910	$508,692

Class I
Sale of shares	877	$9,895	149	$1,689	36,016		$527,470		112,965	$1,913,873
Reinvestment of distributions	27	301	9	100	37,699		521,659		4,322	71,756
Shares repurchased	(139)	(1,550)	(25)	(273)	(176,505)		(2,530,151)		(62,865)	(1,067,924)

Net Increase / (Decrease)	765	$8,646	133	$1,516	(102,790)		$(1,481,022)		54,422	$917,705

Class R6
Sale of shares	—	$—	—	$—	6		$100		—	$—
Reinvestment of distributions	—	—	—	—	1		20		—	—
Plan of Reorganization	—	—	—	—	—	(1)	—	(2)	—	—
Shares repurchased	—	—	—	—	(—	)(1)	(—	)(2)	—	—

Net Increase / (Decrease)	—	$—	—	$—	7		$120		—	$—

(1)	Amount is less than 500.
(2)	Amount is less than $500.

43

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Note	6. 10% Shareholders

As of March 31, 2015, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Allocator Premium AlphaSector® Fund	40%	3
Alternatives Diversifier Fund	21	2
Disciplined Equity Style Fund	64	2	*
Disciplined Select Bond Fund	76	2	*
Disciplined Select Country Fund	68	1	*
Dynamic AlphaSector® Fund	55	4
Global Premium AlphaSector® Fund	38	3
Herzfeld Fund	48	3
Premium AlphaSector® Fund	11	1

*	Includes affiliated shareholder accounts

Note	7. Credit Risk and Asset Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors. At March 31, 2015, the Funds did not invest a high percentage of their assets in specific sectors.

Note	8. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	9. Exemptive Order

On August 23, 2010, the SEC issued an amended order under Section 12(d)(1)(J) of the 1940 Act granting an exemption from Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds, in each case subject to certain conditions.

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium AlphaSector® Fund	$495,472	$568	$(1,490)	$(922)
AlphaSector® Rotation Fund	861,505	10,223	(7,849)	2,374
Alternatives Diversifier Fund	126,005	11,583	(25,594)	(14,011)
Disciplined Equity Style Fund	3,581	209	—	209
Disciplined Select Bond Fund	1,568	—	(14)	(14)
Disciplined Select Country Fund	1,319	9	(5)	4
Dynamic AlphaSector® Fund	1,084,883	4,451	(5,167)	(716)
Global Premium AlphaSector® Fund	112,499	—	(856)	(856)
Herzfeld Fund	32,820	714	(665)	49
Premium AlphaSector® Fund	4,052,694	18,235	(41,208)	(22,973)

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2016	2017	2018	2019	No Expiration	Total
Alpha-Sector® Rotation Fund	$—	$—	$720	$—	$—	$720
Alternatives Diversifier Fund	—	—	49,764	—	—	49,764
Disciplined Select Bond Fund	—	—	—	—	17	17
Dynamic AlphaSector® Fund	24	—	—	—	403	427

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

44

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Note	11. Regulatory Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

Note	12. Recent Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of agreements and transactions that are considered secured borrowings. The guidance includes expanded disclosure requirements for entities that enter into these types of agreements. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statement disclosures.

Note	13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that the following subsequent events require recognition or disclosure in the financial statements.

Effective May 11, 2015, certain Funds’ names have changed as shown in the table below:

Prior Fund Name	New Fund Name
Virtus Allocator Premium AlphaSector Fund	Virtus Multi-Asset Trend Fund
Virtus AlphaSector Rotation Fund	Virtus Sector Trend Fund
Virtus Dynamic AlphaSector Fund	Virtus Dynamic Trend Fund
Virtus Global Premium AlphaSector Fund	Virtus Global Equity Trend Fund
Virtus Premium AlphaSector Fund	Virtus Equity Trend Fund

In addition to the name changes, the principal investment strategies also changed, and the investment advisory fees have changed on the following funds: Equity Trend Fund, Global Equity Trend Fund and Multi-Asset Trend Fund. In connection with these changes, Virtus Investment Advisers, Inc., the Funds’ investment adviser, and Euclid Advisors LLC, the Funds’ subadviser, will continue to serve in their respective capacities; however,

F-Squared Alternative Investments, LLC and F-Squared Institutional Advisors, LLC have been terminated.

45

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Allocator Premium AlphaSector® Fund, Virtus AlphaSector® Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund, Virtus Disciplined Select Country Fund, Virtus Dynamic AlphaSector® Fund, Virtus Global Premium AlphaSector® Fund, Virtus Herzfeld Fund and Virtus Premium AlphaSector® Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 12-14, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information from VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, as applicable, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

46

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2014.

Virtus Allocator Premium AlphaSector® Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3- year periods and underperformed its benchmark for the 1- and 3- year periods.

Virtus AlphaSector® Rotation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10- year periods and underperformed the median of its Performance Universe for the 3-, and 5- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus Alternatives Diversifier Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 5- year periods and underperformed its benchmark for the 1-, 3- and 5- year periods. The Board also noted that the Fund outperformed the median of its Performance Universe for the 3- year period.

Virtus Disciplined Equity Style Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus Disciplined Select Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus Disciplined Select Country Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus Dynamic AlphaSector® Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3- year periods and underperformed the median of its Performance Universe for the 5- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus Global Premium AlphaSector® Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 3- year periods.

Virtus Premium AlphaSector® Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 3- year periods.

Virtus Herzfeld Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.

With respect to certain Funds, including Virtus Allocator Premium AlphaSector® Fund, Virtus Alternatives Diversifier Fund, Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund, Virtus Disciplined Select Country Fund, Virtus Global Premium AlphaSector® Fund, and Virtus Premium AlphaSector® Fund, the Board also considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Allocator Premium AlphaSector® Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group and that the Fund’s net total expenses were below the median of the Expense Group.

Virtus AlphaSector® Rotation Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

47

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Alternatives Diversifier Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Disciplined Equity Style Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group while its net total expenses after waivers were the same as the median of the Expense Group.

Virtus Disciplined Select Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus Disciplined Select Country Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group while its net total expenses after waivers were the same as the median of the Expense Group.

Virtus Dynamic AlphaSector® Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Global Premium AlphaSector® Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Premium AlphaSector® Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group, while its net total expenses were the same as the median of the Expense Group.

Virtus Herzfeld Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and its net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to F-Squared Alternative Advisors, LLC, F-Squared Institutional Advisors, LLC, and Thomas J. Herzfeld Advisors, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

48

Virtus Sector Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated May 21, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Sector Trend Fund

The disclosure in this supplement supersedes the related disclosure for this fund in the Supplement dated May 18, 2015. This supplement contains corrected information in the Annual Fund Operating Expenses table and in the Example table.

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund does not expect to incur acquired fund fees and expenses at a level that would require separate disclosure. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.98%	1.73%	0.73%

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the elimination of acquired fund fees and expenses as described above.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$669	$869	$1,086	$1,707
Class C	Sold	$276	$545	$939	$2,041
	Held	$176	$545	$939	$2,041
Class I	Sold or Held	$75	$233	$406	$906

All other disclosure concerning the fund, including fees and expenses, remains unchanged from its prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/SectorTrendCorrection (5/2015)

Virtus Dynamic Trend Fund,

Virtus Equity Trend Fund,

Virtus Global Equity Trend Fund,

Virtus Multi-Asset Trend Fund,

and Virtus Sector Trend Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 18, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Dynamic Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund does not expect to incur acquired fund fees and expenses at a level that would require separate disclosure and also expects the dividends on short sales and interest expenses to be lower than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I	Class R6
Management Fees(b)	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses
Dividends on Short Sales and Interest Expense(d)	0.22%	0.22%	0.22%	0.22%	0.22%
Remainder of Other Expenses	0.27%	0.27%	0.27%	0.27%	0.20%(c)
Total Other Expenses	0.49%	0.49%	0.49%	0.49%	0.42
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.27%	1.20%

(b)	Restated to reflect current management fees. Management Fees are lower than the contractual base fee rate due to effect of the performance fee adjustment. Performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period.
(c)	Estimated for current fiscal year, as annualized.
(d)	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the lower effective management fee and the reductions to the fund’s expenses described above.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$721	$1,028	$1,356	$2,283
Class B	Sold	$630	$909	$1,215	$2,417
	Held	$230	$709	$1,215	$2,417
Class C	Sold	$330	$709	$1,215	$2,605
	Held	$230	$709	$1,215	$2,605
Class I	Sold or Held	$129	$403	$697	$1,534
Class R6	Sold or Held	$122	$381	$660	$1,455

Virtus Equity Trend Fund

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$720	$1,025	$1,351	$2,273
Class C	Sold	$329	$706	$1,210	$2,595
	Held	$229	$706	$1,210	$2,595
Class I	Sold or Held	$128	$400	$692	$1,523
Class R6	Sold or Held	$121	$378	$654	$1,443

Virtus Global Equity Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a lower level than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees(b)	1.00%	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%(d)	None
Other Expenses	0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses(e)	0.22%	0.22%	0.22%
Recapture of Previously Waived Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(c)	1.78%	2.53%	1.53%
Less Fee Waiver	—	(0.03)%(d)	—
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.78%	2.50%	1.53%

(b)	Restated to reflect current management fee.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.
(e)	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed and the reduction to the fund’s expenses described above.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$748	$1,112	$1,499	$2,579
Class C	Sold	$356	$788	$1,345	$2,866
	Held	$256	$788	$1,345	$2,866
Class I	Sold or Held	$159	$493	$850	$1,856

Virtus Multi-Asset Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a slightly higher level than previously disclosed.

Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees(b)	1.00%	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%(d)	None
Other Expenses	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses(e)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses(c)	1.79%	2.54%	1.54%
Less Fee Waiver	—	(0.02)%(d)	—
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.79%	2.52%	1.54%

(b)	Restated to reflect current management fee.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.
(e)	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed and the increase to the fund’s expenses described above.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$746	$1,106	$1,489	$2,559
Class C	Sold	$355	$785	$1,340	$2,856
	Held	$255	$785	$1,340	$2,856
Class I	Sold or Held	$157	$486	$839	$1,834

Virtus Sector Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a higher level than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses(c)	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses(b)	1.13%	1.88%	0.88%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the increase to the fund’s expenses as described above.

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$684	$913	$1,161	$1,871
Class C	Sold	$291	$591	$1,016	$2,201
	Held	$191	$591	$1,016	$2,201
Class I	Sold or Held	$90	$281	$488	$1,084
All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/ASFsChanges2 (5/2015)

Virtus Allocator Premium AlphaSector® Fund,

Virtus AlphaSector® Rotation Fund,

Virtus Dynamic AlphaSector® Fund,

Virtus Global Premium AlphaSector® Fund,

Virtus Premium AlphaSector® Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 11, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015

IMPORTANT NOTICE TO INVESTORS

Effective May 11, 2015, each of the above-named funds’ current limited services subadviser, F-Squared Alternative Investments, LLC or F-Squared Institutional Advisors, LLC, as applicable, is removed as limited services subadviser. Accordingly, effective May 11, 2015, all references to F-Squared Alternative Investments, LLC and F-Squared Institutional Advisors, LLC (collectively, “F-Squared”), and to Alexey Panchekha as portfolio manager, are hereby removed from the funds’ prospectuses.

Virtus Investment Advisers, Inc., the funds’ investment adviser, and Euclid Advisors LLC, the funds’ subadviser, will continue to serve in their respective capacities.

Additionally, effective May 11, 2015, each fund’s name has changed as shown in the table below and all references to each of the funds throughout the prospectuses are hereby amended:

Prior Fund Name	New Fund Name
Virtus Allocator Premium AlphaSector Fund	Virtus Multi-Asset Trend Fund
Virtus AlphaSector Rotation Fund	Virtus Sector Trend Fund
Virtus Dynamic AlphaSector Fund	Virtus Dynamic Trend Fund
Virtus Global Premium AlphaSector Fund	Virtus Global Equity Trend Fund
Virtus Premium AlphaSector Fund	Virtus Equity Trend Fund

Also, all references to the “AlphaSector Funds” are hereby revised to reference the “Trend Funds.”

Additional disclosure changes resulting from the removal of the limited services subadviser are described below and are also effective May 11, 2015.

Virtus Dynamic Trend Fund (formerly Virtus Dynamic AlphaSector Fund)

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and on page 154 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules-based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The fund will allocate to those top sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets. During periods when the model indicates that the market is in a higher level of risk, an exchange-traded fund (“ETF”) representing the S&P 500® Index may be sold short in an amount equal to the total cash allocation up to a limit of 25% of net assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by deleting the next to last sentence of the introductory paragraph. Additionally, this section is hereby amended by removing the disclosure entitled “Derivatives Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Leverage Risk.” Also, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

In the section “Performance Information” in the summary prospectus and in the summary section of the statutory prospectus, the last row of the “Average Annual Total Returns” table showing performance information for the Dynamic AlphaSector® Linked Benchmark is hereby removed. Further, the descriptions of the Dynamic AlphaSector® Linked Benchmark and the Citigroup 90-Day Treasury Bill Index are hereby removed from the narrative immediately following the “Average Annual Total Returns” table.

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

ð	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
ð	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since February 2012.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 182 of the statutory prospectus is hereby amended by removing the “X” in the rows entitled “Derivatives,” Exchange-Traded Funds (“ETFs”)” and “Leverage” thereby indicating that these risks do not apply to the fund.

Virtus Equity Trend Fund (formerly Virtus Premium AlphaSector Fund)

The “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to reflect a reduction in the management fee and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees(b)	1.00%	1.00%	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.26%	0.26%	0.26%	0.19%(c)
Total Annual Fund Operating Expenses	1.51%	2.26%	1.26%	1.19%

(b)	Restated to reflect current management fee.
(c)	Estimated for current fiscal year, as annualized.

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and on page 178 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The fund will allocate to those sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by deleting the next to last sentence of the introductory paragraph. Additionally, this section is hereby amended by removing the disclosure entitled “Correlation to Index Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Fund of Funds Risk.” Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

ð	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
ð	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in July 2010.

The table under “More Information About Risks Related to Principal Investment Strategies” beginning on page 182 of the statutory prospectus is hereby amended by removing the “X” in the rows entitled “Correlation to Index,” Exchange-Traded Funds (“ETFs”)” and “Fund of Funds” thereby indicating that these risks do not apply to the fund.

Virtus Global Equity Trend Fund (formerly Virtus Global Premium AlphaSector Fund)

The “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to reflect a reduction in the management fee and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees(b)	1.00%	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%(d)	None
Other Expenses	0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%
Recapture of Previously Waived Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(c)	1.81%	2.56%	1.56%
Less Fee Waiver	—	(0.03)%(d)	—
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.81%	2.53%	1.56%

(b)	Restated to reflect current management fee.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and the first four paragraphs on page 164 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, and/or cash equivalents (high-quality short-term securities). Allocations to each are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors, international equities, and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector and international equity component. The fund will allocate to those sub-sectors and international equities that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors and international equities of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets. The fund may invest in a basket of securities or ETFs to represent its positions.

Under normal circumstances, the fund intends to allocate 40% of its assets to ETFs and/or securities representative of non-U.S. markets. Through its investment in these ETFs and/or securities, the fund’s exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

In the section “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

ð	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
ð	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in March 2011.

Virtus Multi-Asset Trend Fund (formerly Virtus Allocator Premium AlphaSector Fund)

The “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to reflect a reduction in the management fee and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees(b)	1.00%	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%(d)	None
Other Expenses	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses(c)	1.78%	2.53%	1.53%
Less Fee Waiver	—	(0.02)%(d)	—
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.78%	2.51%	1.53%

(b)	Restated to reflect current management fee.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and the first three paragraphs on page 145 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, fixed income, alternatives, and/or cash equivalents (high-quality short-term securities). Allocations to each asset class are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors, international equities, fixed income, alternatives, and high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector, international equity component, fixed income component, and alternative asset component. The fund will allocate to those components that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall equity market. When the equity market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those equity sub-sectors and international equities of the market that are not exhibiting absolute positive momentum. The fund may invest in a basket of securities or ETFs to represent its positions.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following:

ð	Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.
ð	Equity Real Estate Investment Trust (REIT) Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of a REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

ð	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
ð	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in March 2011.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 182 of the statutory prospectus is hereby amended by inserting an “X” in the row entitled “Equity REIT Securities,” thereby indicating that such risk disclosure applies to the fund.

Virtus Sector Trend Fund (formerly Virtus AlphaSector Rotation Fund)

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and on page 146 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sector of the equity market. The fund will allocate to those sectors that the model determines are more likely to outperform the broad market and possess positive absolute momentum. When a sector does not possess positive absolute momentum, a defensive cash equivalent position may be built by allocating from those sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by deleting the next to last sentence of the introductory paragraph. Additionally, this section is hereby amended by removing the disclosure entitled “Correlation to Index Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Fund of Funds Risk.” Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

In the section “Performance Information” in the summary prospectus and in the summary section of the statutory prospectus, the introductory narrative is hereby amended by removing the reference to a composite benchmark. Additionally, the last row of the “Average Annual Total Returns” table showing performance information for the AlphaSector® Rotation Linked Benchmark is hereby removed. Further, the disclosure in the section “Supplemental Performance Information” is also hereby removed. Also, the descriptions of the AlphaSector® Rotation Linked Benchmark and the Barclays U.S. Aggregate Bond Index are hereby removed from the narrative immediately following the “Supplemental Performance Information” section.

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

ð	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
ð	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since 2009.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 182 of the statutory prospectus is hereby amended by removing the “X” in the rows entitled “Correlation to Index,” Exchange-Traded Funds (“ETFs”)” and “Fund of Funds” thereby indicating that these risks do not apply to the fund.

All Funds

The disclosure under “Management” in the summary prospectuses and in the summary section of each fund’s statutory prospectus describing the fund’s subadvisers is hereby replaced with: “The fund’s subadviser is Euclid Advisors LLC (“Euclid”), an affiliate of VIA.”

In the table under “More Information About Risks Related to Principal Investment Strategies” beginning on page 182 of the statutory prospectus, the row entitled “Model Portfolio” is hereby renamed “Quantitative Model,” and the related risk disclosure following the table is renamed “Quantitative Model Risk.”

Under “The Adviser” on page 197 of the statutory prospectus, the third paragraph is hereby replaced with the following:

VIA has appointed and oversees the activities of each of the subadvisers for the funds as shown in the table below. For Virtus Dynamic Trend Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund, VIA is responsible for final model specification, portfolio construction, model monitoring and governance, while Euclid, the subadviser to these funds, monitors each such fund’s allocations and is responsible for rebalancing assets to maintain target allocations. For all of the other funds, each subadviser manages the investments of that fund to conform with its investment policies as described in this prospectus.

Additionally, the table in this section is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Dynamic Trend Fund	Euclid
Virtus Equity Trend Fund	Euclid
Virtus Global Equity Trend Fund	Euclid
Virtus Multi-Asset Trend Fund	Euclid
Virtus Sector Trend Fund	Euclid

Under “Management Fees” on page 198 of the statutory prospectus, the disclosure regarding the investment management fees for the funds shown below is hereby replaced with the following:

	First $10 billion	$10+ billion
Virtus Equity Trend Fund	1.00%	0.95%

	First $2 billion	$2+ billion through $4 billion	$4+ billion
Virtus Global Equity Trend Fund	1.00%	0.95%	0.90%
Virtus Multi-Asset Trend Fund	1.00%	0.95%	0.90%

Under “The Subadvisers,” the description of Euclid is hereby revised by replacing the third sentence with: “As subadviser to the Trend Funds, Euclid monitors each fund’s allocations and is responsible for rebalancing assets to maintain target allocations.” Additionally, the table on page 201 showing subadvisory fees is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Dynamic Trend Fund	20% of the net investment management fee, as adjusted upward or downward by applying 26% of the performance adjustment
Virtus Equity Trend Fund	20% of the net investment management fee
Virtus Global Equity Trend Fund	20% of the net investment management fee
Virtus Multi-Asset Trend Fund	20% of the net investment management fee
Virtus Sector Trend Fund	20% of the net investment management fee

Under “Portfolio Management” beginning on page 202 of the statutory prospectus, the following information is hereby added:

VIA

Virtus Dynamic Trend Fund	Warun Kumar (since May 2015)
Virtus Equity Trend Fund	Warun Kumar (since May 2015)
Virtus Global Equity Trend Fund	Warun Kumar (since May 2015)
Virtus Multi-Asset Trend Fund	Warun Kumar (since May 2015)
Virtus Sector Trend Fund	Warun Kumar (since May 2015)

Warun Kumar. Mr. Kumar is Senior Managing Director and Portfolio Manager at VIA (since April 2015). He is also Senior Managing Director and Portfolio Manager at Virtus Alternative Investment Advisers, Inc., an affiliate of VIA (since May 2014). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated January 28, 2015.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/ASFsChanges (5/2015)

Virtus Bond Fund, Virtus Emerging Markets Debt Fund,

Virtus Herzfeld Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 17, 2015 to the Prospectuses dated January 28, 2015

IMPORTANT NOTICE TO INVESTORS

Virtus Bond Fund, Virtus Emerging Markets Debt Fund, Virtus Herzfeld Fund and Virtus Senior Floating Rate Fund

The disclosure under “Loan Participation Risk” in the section “Principal Risks” in each fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Loan Risks. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

Virtus Multi-Sector Intermediate Bond Fund

The disclosure under “Loan Risks” in the section “Principal Risks” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Loan Risks. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

All Funds

Under “More Information About Risks Related to Principal Investment Strategies,” the row in the introductory table entitled “Loan Participations” is hereby renamed “Loans.”

Additionally, the title and associated disclosure “Loan Participation Risk” in this section is hereby replaced with the following:

Loan Risks

Investing in loans (including loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, the fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

Transactions in many loans settle on a delayed basis. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sales price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a fund could enforce its rights directly against the borrower.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/LoanRisks (4/15)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com

8453	05-15

SEMIANNUAL REPORT

Virtus Emerging Markets Debt Fund*

Virtus Emerging Markets Equity Income Fund

Virtus Emerging Markets Small-Cap Fund

Virtus Global Commodities Stock Fund

Virtus Global Dividend Fund

Virtus Global Opportunities Fund

Virtus Global Real Estate Securities Fund

Virtus Greater European Opportunities Fund

Virtus International Equity Fund

Virtus International Real Estate Securities Fund

Virtus International Small-Cap Fund

Virtus International Wealth Masters Fund*

March 31, 2015 TRUST NAME: VIRTUS OPPORTUNITIES TRUST * Prospectus supplements applicable to these Funds appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report, which reviews the performance of your fund, including comments from the fund manager, for the six months ended March 31, 2015.

The past six months were generally strong for U.S. equities, although market volatility increased, driven by falling oil prices, geopolitical risks, and a slowdown in growth outside the U.S. While the leading economies of Europe, Japan, and China weakened, the U.S. economy accelerated and the dollar rallied strongly. Broad U.S. equity indexes registered gains for the six months ended March 31, 2015. The S&P 500® Index returned 5.93%, the Dow Jones Industrial AverageSM rose 5.55%, and the NASDAQ Composite Index® was up 9.70%. By comparison, international equities generally underperformed in the fourth quarter of 2014, but rallied strongly in the first quarter of this year, particularly for developed markets.

Even though the U.S. economy continues to expand, the Federal Reserve has promised to maintain low interest rates, at least until the middle of 2015. Against this backdrop, U.S. Treasuries remain an attractive “safe haven” among global investors. Steady demand pushed the yield on the bellwether 10-year U.S. Treasury to 1.94% on March 31, 2015 from 2.52% on September 30, 2014. The low interest rate environment was generally favorable for the fixed income market. The Barclays U.S. Aggregate Bond Index, which concentrates on investment-grade debt securities, rose 3.43% for the six months ended March 31, 2015. By comparison, non-investment grade debt was negatively impacted by the ongoing stock market volatility and declining oil prices.

The uncertain state of the global economy is likely to remain a concern for the markets in the months ahead, and interventions by the world’s central banks will be watched with great interest. However, the health of the U.S. economy – including improved hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2015

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2014 to March 31, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Debt Fund
Actual
Class A	$1,000.00	$956.50	1.35%	$6.59
Class C	1,000.00	953.90	2.10	10.23
Class I	1,000.00	958.70	1.10	5.37
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.12	1.35	6.82
Class C	1,000.00	1,014.33	2.10	10.60
Class I	1,000.00	1,019.38	1.10	5.55
Emerging Markets Equity Income Fund
Actual
Class A	$1,000.00	$959.80	1.75%	$8.55
Class C	1,000.00	956.10	2.50	12.19
Class I	1,000.00	961.30	1.50	7.33
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.10	1.75	8.83
Class C	1,000.00	1,012.31	2.50	12.62
Class I	1,000.00	1,017.36	1.50	7.57
Emerging Markets Small-Cap Fund
Actual
Class A	$1,000.00	$952.60	1.85%	$9.01
Class C	1,000.00	948.80	2.60	12.63
Class I	1,000.00	953.90	1.60	7.79
Hypothetical (5% return before expenses)
Class A	1,000.00	1,015.59	1.85	9.34
Class C	1,000.00	1,011.81	2.60	13.13
Class I	1,000.00	1,016.85	1.60	8.08
Global Commodities Stock Fund
Actual
Class A	$1,000.00	$835.50	1.65%	$7.55
Class C	1,000.00	831.50	2.40	10.96
Class I	1,000.00	837.70	1.40	6.41
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.60	1.65	8.33
Class C	1,000.00	1,012.82	2.40	12.12
Class I	1,000.00	1,017.86	1.40	7.07
Global Dividend Fund
Actual
Class A	$1,000.00	$997.00	1.21%	$6.02
Class C	1,000.00	993.30	1.97	9.79
Class I	1,000.00	998.90	0.97	4.83
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.82	1.21	6.11
Class C	1,000.00	1,014.99	1.97	9.95
Class I	1,000.00	1,020.03	0.97	4.90
Global Opportunities Fund
Actual
Class A	$1,000.00	$1,048.90	1.44%	$7.36
Class B	1,000.00	1,045.00	2.19	11.17
Class C	1,000.00	1,045.20	2.20	11.22
Class I	1,000.00	1,049.50	1.19	6.08
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.66	1.44	7.27
Class B	1,000.00	1,013.88	2.19	11.06
Class C	1,000.00	1,013.82	2.20	11.11
Class I	1,000.00	1,018.92	1.19	6.01

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2014 to March 31, 2015

Expense Table
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Global Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,137.20	1.40%	$7.46
Class C	1,000.00	1,133.70	2.15	11.44
Class I	1,000.00	1,139.00	1.15	6.13
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.40	7.07
Class C	1,000.00	1,014.08	2.15	10.85
Class I	1,000.00	1,019.13	1.15	5.81
Greater European Opportunities Fund
Actual
Class A	$1,000.00	$1,017.90	1.45%	$7.29
Class C	1,000.00	1,014.40	2.20	11.05
Class I	1,000.00	1,019.40	1.20	6.04
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.61	1.45	7.32
Class C	1,000.00	1,013.82	2.20	11.11
Class I	1,000.00	1,018.87	1.20	6.06
International Equity Fund
Actual
Class A	$1,000.00	$1,000.90	1.50%	$7.48
Class C	1,000.00	998.40	2.25	11.21
Class I	1,000.00	1,002.40	1.25	6.24
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.36	1.50	7.57
Class C	1,000.00	1,013.57	2.25	11.36
Class I	1,000.00	1,018.62	1.25	6.31
International Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,055.00	1.50%	$7.69
Class C	1,000.00	1,053.10	2.25	11.52
Class I	1,000.00	1,057.40	1.25	6.41
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.36	1.50	7.57
Class C	1,000.00	1,013.57	2.25	11.36
Class I	1,000.00	1,018.62	1.25	6.31
International Small-Cap Fund
Actual
Class A	$1,000.00	$986.20	1.60%	$7.92
Class C	1,000.00	982.10	2.35	11.61
Class I	1,000.00	985.90	1.35	6.68
Class R6†	1,000.00	1,008.60	1.29	4.90
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82
Class R6	1,000.00	1,018.42	1.29	6.51
International Wealth Masters Fund
Actual
Class A	$1,000.00	$1,028.00	1.55%	$5.73
Class C	1,000.00	1,026.00	2.30	8.49
Class I	1,000.00	1,029.00	1.30	4.81
Hypothetical (5% return since inception before expenses)
Class A	1,000.00	1,017.11	1.55	7.83
Class C	1,000.00	1,013.32	2.30	11.61
Class I	1,000.00	1,018.37	1.30	6.56
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

†	November 14, 2014 is the date Class R6 of the International Small-Cap Fund began accruing expenses. Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (138) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

4

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2015 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Emerging Markets Debt Fund

Corporate Bonds and Notes		69%
Financials	28%
Energy	16
Materials	9
Total of all other corporate bond sectors	16
Foreign Government Securities		27
Other (including short-term investments)		4

Total		100%

Emerging Markets Equity Income Fund

Financials	32%
Information Technology	18
Consumer Discretionary	8
Industrials	8
Telecommunication Services	8
Energy	7
Materials	7
Other (includes short-term investments)	12

Total	100%

Emerging Markets Small-Cap Fund

Consumer Staples	27%
Industrials	18
Financials	14
Information Technology	12
Materials	11
Consumer Discretionary	9
Health Care	2
Other (includes short-term investments)	7

Total	100%

Global Commodities Stock Fund

Materials	31%
Energy	27
Consumer Staples	24
Industrials	13
Health Care	1
Other (includes short-term investments)	4

Total	100%

Global Dividend Fund

Utilities	35%
Energy	25
Telecommunication Services	18
Industrials	12
Financials	5
Consumer Discretionary	3
Other (includes short-term investments)	2

Total	100%

Global Opportunities Fund

Consumer Staples	27%
Information Technology	22
Health Care	19
Financials	17
Consumer Discretionary	10
Energy	2
Materials	2
Other (includes short-term investments)	1

Total	100%

Global Real Estate Securities Fund

Retail REITs	24%
Financials	23
Office REITs	13
Residential REITs	12
Diversified REITs	10
Real Estate Operating Companies	9
Specialized REITs	5
Other (includes short-term investments)	4

Total	100%

Greater European Opportunities Fund

Consumer Staples	36%
Health Care	20
Consumer Discretionary	17
Financials	10
Industrials	7
Materials	7
Retail REITs	1
Other (includes short-term investments)	2

Total	100%

5

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Continued)

MARCH 31, 2015 (Unaudited)

International Equity Fund

Financials	30%
Consumer Discretionary	17
Health Care	12
Telecommunication Services	11
Industrials	6
Information Technology	6
Energy	6
Other (includes short-term investments)	12

Total	100%

International Real Estate Securities Fund

Retail REITs	29%
Financials	27
Real Estate Operating Companies	14
Diversified REITs	11
Office REITs	9
Industrial REITs	3
Specialized REITs	2
Other (includes short-term investments)	5

Total	100%

International Small-Cap Fund

Financials	23%
Information Technology	17
Industrials	16
Consumer Discretionary	12
Consumer Staples	9
Materials	6
Health Care	6
Other (includes short-term investments)	11

Total	100%

International Wealth Masters Fund

Consumer Discretionary	27%
Industrials	17
Consumer Staples	15
Financials	14
Information Technology	9
Materials	5
Energy	4
Health Care	3
Other (includes short-term investments)	6

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

6

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—26.6%
Argentine Republic Series NY, 8.280%, 12/31/33(12)	$196		$197
Bermuda RegS 4.854%, 2/6/24(4)	200		210
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	215		88
RegS 7.750%, 10/13/19(4)	140		51
7.650%, 4/21/25	285		98
9.375%, 1/13/34	325		121
Hellenic Republic 3.000%, 2/24/24(2)	200	EUR	118
Hungary
5.375%, 2/21/23	146		164
5.750%, 11/22/23	22		25
5.375%, 3/25/24	60		67
Kingdom of Bahrain 144A 6.000%, 9/19/44(3)	200		193
Mongolia 144A 5.125%, 12/5/22(3)	200		170
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	400		398
Republic of Chile 5.500%, 8/5/20	70,000	CLP	119
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	192,000	COP	87
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		204
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200		201
Republic of Ecuador 144A 7.950%, 6/20/24(3)	200		178
Republic of El Salvador
144A 6.375%, 1/18/27(3)	155		156
144A 7.650%, 6/15/35(3)	70		74
Republic of Guatemala 144A 4.875%, 2/13/28(3)	200		208
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	3,273,000	IDR	260
Series FR63, 5.625%, 5/15/23	624,000	IDR	43
144A 5.125%, 1/15/45(3)	200		210
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		211
Republic of Kazakhstan
144A 3.875%, 10/14/24(3)	200		185
144A 4.875%, 10/14/44(3)	200		173
Republic of Lithuania 144A 6.125%, 3/9/21(3)	100		119
Republic of Mozambique EMATUM Finance BV, Series 2020, RegS 6.305%, 9/11/20(4)(5)	200		193
Republic of Panama
5.200%, 1/30/20	200		223
3.750%, 3/16/25	200		205
Republic of Poland
Series 1021, 5.750%, 10/25/21	300	PLN	97
4.000%, 1/22/24	84		93

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Romania 144A 4.875%, 1/22/24(3)	$84		$93
Republic of South Africa
Series R203, 8.250%, 9/15/17	758	ZAR	64
Series R208, 6.750%, 3/31/21	1,470	ZAR	118
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	200		205
Republic of the Philippines 3.950%, 1/20/40	200		212
Republic of Turkey
5.125%, 3/25/22	200		214
6.750%, 5/30/40	225		278
Republic of Uruguay 5.100%, 6/18/50	200	(8)	208
Republic of Zambia 144A 5.375%, 9/20/22(3)	200		185
Romania 144A 6.750%, 2/7/22(3)	150		182
State of Qatar 144A 5.750%, 1/20/42(3)	200		255
Ukraine
144A 6.750%, 11/14/17(3)	300		119
144A 7.500%, 4/17/23(3)	200		85
United Mexican States
Series M, 6.000%, 6/18/15	1,689MXN		111
Series M, 6.500%, 6/9/22	2,250MXN		154
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $8,455)			7,622

CORPORATE BONDS AND NOTES—67.2%

Australia—0.4%
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	130		110

Austria—1.5%
Sappi Papier Holding GmbH
144A 8.375%, 6/15/19(3)	200		216
144A 6.625%, 4/15/21(3)	200		211

			427

Barbados—0.7%
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	200		211

Bermuda—1.6%
Aircastle Ltd. 6.250%, 12/1/19	100		110
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		202
GeoPark Latin America Ltd. 144A 7.500%, 2/11/20(3)	200		156

			468

Brazil—3.0%
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	300	BRL	88
BRF SA 144A 7.750%, 5/22/18	400	BRL	103
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	125		133

	PAR VALUE	VALUE
Brazil—continued
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	$250	$251
Petrobras International Finance Co. 6.750%, 1/27/41	100	89
Vale Overseas Ltd. 6.875%, 11/21/36	200	194

		858

Canada—1.2%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45	44
Pacific Rubiales Energy Corp.
144A 5.375%, 1/26/19(3)	100	66
144A 5.125%, 3/28/23(3)	350	206
VRX Escrow Corp. 144A 6.125%, 4/15/25(3)	15	15

		331

Cayman Islands—3.6%
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	115	115
Marfrig Overseas Ltd. 144A 9.500%, 5/4/20(3)	200	191
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	186	145
Petrobras Global Finance BV 5.375%, 1/27/21	200	181
Tencent Holdings Ltd. 144A 3.800%, 2/11/25(3)	200	204
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	200

		1,036

Chile—2.3%
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	250	262
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200	204
Transelec S.A. 144A 4.250%, 1/14/25(3)	200	204

		670

China—1.5%
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200	211
China Railway Resources Huitung Ltd. 3.850%, 2/5/23	200	205

		416

Colombia—1.1%
Bancolombia S.A. 5.125%, 9/11/22	100	101
Comcel Trust 144A 6.875%, 2/6/24(3)	200	213

		314

See Notes to Financial Statements

7

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Georgia—0.7%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	$200	$207

Hong Kong—2.0%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	222
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(6)(7)	325	346

		568

India—1.8%
Bank of Baroda 144A 4.875%, 7/23/19(3)	200	216
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300	313

		529

Indonesia—3.3%
Pertamina Persero PT
144A 4.875%, 5/3/22(3)	200	209
144A 6.000%, 5/3/42(3)	275	279
144A 5.625%, 5/20/43(3)	200	195
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250	274

		957

Ireland—2.4%
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(5)	200	187
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	200	193
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200	181
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(3)	125	132

		693

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200	225

Kazakhstan—2.4%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200	170
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	179
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	200	158
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	200	173

		680

	PAR VALUE		VALUE
Luxembourg—4.1%
Altice SA 144A 7.625%, 2/15/25(3)	$200		$201
Ardagh Finance Holdings SA PIK Interest Capitalization, 144A 8.625%, 6/15/19(3)(9)	209		219
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(5)	200		173
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200		212
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200		115
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(5)	200		160
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100		102

			1,182

Macedonia—0.8%
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	200		217

Malaysia—0.7%
Petronas Capital Ltd. 144A 4.500%, 3/18/45(3)	200		201

Mexico—6.6%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	200		213
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		216
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	126
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		170
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(7)	200		212
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	200		214
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	199		208
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	114
Petroleos Mexicanos
6.375%, 1/23/45	200		224
144A 5.625%, 1/23/46(3)	200		203

			1,900

Netherlands—2.1%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200		217
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200		169

	PAR VALUE		VALUE
Netherlands—continued
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	$200		$208

			594

Panama—1.9%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200		179
Avianca Holdings SA (Avianca Leasing LLC) 144A 8.375%, 5/10/20(3)	200		201
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	150		154

			534

Peru—2.2%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	100		109
144A 6.125%, 4/24/27(2)(3)	100		109
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	100		110
144A 6.625%, 3/19/29(2)(3)	100		108
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		199

			635

Russia—0.3%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	72

Singapore—1.5%
BOC Aviation Pte Ltd. 3.875%, 5/9/19	200		208
Oversea-Chinese Banking Corp. Ltd. 144A 4.000%, 10/15/24(2)(3)	200		209

			417

South Africa—0.7%
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	200		195

South Korea—0.7%
Export-Import Bank of Korea 2.875%, 1/21/25	200		201

Sri Lanka—0.7%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200		206

Sweden—0.7%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		212

Thailand—0.7%
Bangkok Bank PCL 144A 3.300%, 10/3/18(3)	200		206

See Notes to Financial Statements

8

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Trinidad and Tobago—0.2%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	$63	$65

Turkey—1.5%
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200	206
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200	220

		426

Ukraine—1.0%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250	283

United Arab Emirates—2.4%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(3)	275	321
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250	355

		676

United Kingdom—1.3%
EnQuest plc 144A 7.000%, 4/15/22(3)	200	143
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(5)	100	51
Vedanta Resources plc 144A 7.125%, 5/31/23(3)	200	166

		360

United States—2.4%
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	205	183
First Data Corp. 11.750%, 8/15/21	107	124
Parker Drilling Co. 6.750%, 7/15/22	50	40
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250	275
Tronox Finance LLC 6.375%, 8/15/20	80	78

		700

Venezuela—2.9%
Corp Andina de Fomento 4.375%, 6/15/22	200	218
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	365	242
144A 6.000%, 5/16/24(3)	720	233
RegS 6.000%, 11/15/26(4)	400	126

		819

	PAR VALUE		VALUE
Virgin Islands (British)—1.5%
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	$200		$207
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200		217

			424
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $20,281)			19,225

LOAN AGREEMENTS(2)—0.8%

Consumer Discretionary—0.8%
Delta 2 (Lux) S.A.R.L.
Tranche B-3, 3.750%, 7/30/21	47		47
Second Lien, 0.000%, 7/29/22(10)	49		49
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	148		139
TOTAL LOAN AGREEMENTS (Identified Cost $243)			235

	SHARES
PREFERRED STOCK—0.7%

Energy—0.7%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(11)	201
TOTAL PREFERRED STOCK (Identified Cost $202)			201
TOTAL LONG TERM INVESTMENTS—95.3%
(Identified Cost $29,181)			27,283

SHORT-TERM INVESTMENTS—2.4%

Money Market Mutual Fund—2.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	688,477		688
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $688)			688
TOTAL INVESTMENTS—97.7% (Identified Cost $29,869)			27,971	(1)
Other assets and liabilities, net—2.3%			668

NET ASSETS—100.0%			$28,639

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $19,445 or 67.9% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.
(9)	100% of the income received was in cash.
(10)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Security in default.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings†
Mexico	8%
Indonesia	5
Luxembourg	5
United States	5
Cayman Islands	4
Kazakhstan	4
Venezuela	4
Other	65
Total	100%
† % of total investments as of March 31, 2015

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

9

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds and Notes	$19,225	$—	$19,225
Foreign Government Securities	7,622	—	7,622
Loan Agreements	235	—	235
Equity Securities:
Preferred Stock	201	—	201
Short-Term Investments	688	688	—

Total Investments	$27,971	$688	$27,283

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

10

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—3.0%

Financials—1.2%
Banco Davivienda SA 3.020% (Colombia)	22,791	$224
Banco do Estado do Rio Grande do Sul S.A. 0.260% Class B (Brazil)	96,500	336
Banco Itau Holding Financeira S.A. 0.490% (Brazil)	22,200	246

		806

Materials—1.1%
Bradespar S.A. 6.350% (Brazil)	90,100	298
Vale SA 7.550% (Brazil)	91,700	445

		743

Utilities—0.7%
Cia Energetica de Sao Paulo, Class B 5.010% (Brazil)	49,800	371
Companhia Paranaense de Energia 2.590%, Class B (Brazil)	13,200	139

		510
TOTAL PREFERRED STOCKS (Identified Cost $3,027)		2,059

COMMON STOCKS—98.8%

Consumer Discretionary—8.7%
Astra International Tbk PT (Indonesia)	540,400	354
Astro Malaysia Holdings BHD (Malaysia)	270,900	234
Bajaj Auto Ltd. (India)	9,835	317
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	69,000	158
China Motor Corp. (Taiwan)	170,000	147
Coway Co. Ltd. (South Korea)	2,634	217
Cyrela Brazil Realty S.A. (Brazil)	77,400	324
Far Eastern Department Stores Ltd. (Taiwan)	295,000	249
Foschini Group Ltd. (The) (South Africa)	16,965	253
Great Wall Motor Co., Ltd. (China)	48,000	339
Grupo Televisa S.A.B (Mexico)(2)	21,400	141
Halla Visteon Climate Control Corp. (South Korea)	9,377	325
Hyundai Motor Co. (South Korea)	4,399	668
Kangwon Land, Inc. (South Korea)	17,671	552
Kia Motors Corp (South Korea)	3,942	161
Lojas Renner S.A. (Brazil)	10,200	288
Tofas Turk Otomobil Fabrikasi AS (Turkey)	45,345	275
Truworths International Ltd. (South Africa)	39,171	285
Tsogo Sun Holdings Ltd. (South Africa)	150,637	343
UMW Holdings Bhd (Malaysia)	94,000	275

		5,905

Consumer Staples—5.9%
Ambev SA (Brazil)	190,100	1,098
Fomento Economico Mexicano S.A.B. de CV (Mexico)(2)	48,300	452

	SHARES	VALUE
Consumer Staples—continued
Hindustan Unilever Ltd. (India)	24,457	$342
KT&G Corp. (South Korea)	16,339	1,306
Raia Drogasil SA (Brazil)	22,600	202
Spar Group Ltd. (The) (South Africa)	38,938	606

		4,006

Energy—7.4%
China Petroleum & Chemical Corp. Class H (China)	557,800	444
China Shenhua Energy Co., Ltd. Class H (China)	223,500	571
CNOOC Ltd. (China)	433,000	612
Coal India Ltd. (India)	37,155	215
Ecopetrol S.A. (Colombia)	401,236	305
Exxaro Resources Ltd. (South Africa)	21,864	181
Gazprom OAO (Gazstream S.A.) Sponsored ADR (Russia)	87,372	412
Lukoil OAO Sponsored ADR (Russia)	7,950	365
Oil India Ltd. (India)	20,192	147
PetroChina Co., Ltd. Class H (China)	116,000	128
PTT PCL (Thailand)	42,000	417
Sasol Ltd. (South Africa)	19,187	652
Tatneft OAO Sponsored ADR (Russia)	18,560	550

		4,999

Financials—32.0%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	92,432	163
Agricultural Bank of China Ltd. (China)	1,188,000	588
AMMB Holdings Bhd (Malaysia)	220,700	379
Banco de Chile (Chile)	6,329,361	709
Banco do Brasil S.A. (Brazil)	34,400	248
Banco Santander Chile SA (Chile)	15,082,342	821
Bank of China Ltd. (China)	3,678,000	2,125
Barclays Africa Group Ltd. (South Africa)	46,984	717
Barwa Real Estate Co. (Qatar)	11,047	137
BB Seguridade Participacoes SA (Brazil)	28,800	295
BR Malls Participacoes S.A. (Brazil)	25,200	134
Cathay Financial Holding Co. Ltd. (Taiwan)	137,000	219
China Construction Bank Corp. (China)	2,595,000	2,156
China Life Insurance Co. Ltd. (China)	231,000	1,012
China Minsheng Banking Corp. Ltd. (China)	371,000	453
Doha Bank QSC (Qatar)	7,207	99
Dongbu Insurance Co. Ltd. (South Korea)	8,881	396
Evergrande Real Estate Group Ltd. (China)	1,632,000	823
Far East Horizon Ltd. (China)	281,000	257

	SHARES	VALUE
Financials—continued
Fibra Uno Administracion SA de CV REIT (Mexico)	95,100	$252
First Gulf Bank PJSC (United Arab Emirates)	70,122	279
FirstRand Ltd. (South Africa)	159,609	735
Gentera Sab de CV (Mexico)(2)	299,000	536
Guangzhou R&F Properties Co., Ltd. (China)	488,400	501
Hanwha Life Insurance Co. Ltd. (South Korea)	56,260	374
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	16,477	368
Industrial & Commercial Bank of China Ltd. (China)	2,487,000	1,835
Komercni Banka A.S. (Czech Republic)	3,419	739
Malayan Banking Bhd (Malaysia)	187,600	473
Mmi Holdings Ltd. (South Africa)	84,020	227
Porto Seguro S.A. (Brazil)	16,400	182
Power Finance Corp. Ltd. (India)	85,653	374
Powszechny Zaklad Ubezpieczen S.A. (Poland)	2,395	309
Qatar National Bank SAQ (Qatar)	2,288	122
Redefine Properties Ltd. REIT (South Africa)	590,196	603
Rural Electrification Corp. Ltd. (India)(2)	100,480	535
Samsung Life Insurance CO Ltd (South Korea)	2,851	248
Shimao Property Holdings Ltd. (China)	110,000	231
Siam Commercial Bank PCL (Thailand)	77,000	421
Standard Bank Group Ltd. (South Africa)	45,190	626

		21,701

Health Care—1.6%
Divi’s Laboratories Ltd. (India)	13,358	381
Kalbe Farma Tbk PT (Indonesia)	4,006,700	571
Richter Gedeon Nyrt (Hungary)	9,493	131

		1,083

Industrials—8.2%
Aboitiz Equity Ventures, Inc. (Philippines)	227,830	296
Alfa Sab de C.V. Class A (Mexico)(2)	103,100	208
CTCI Corp. (Taiwan)	141,000	233
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	91,600	256
Industries Qatar Qsc (Qatar)	6,485	248
Jiangsu Expressway Co., Ltd. (China)	496,000	667
LG Corp. (South Korea)	9,231	510
LS Industrial Systems Co. Ltd. (South Korea)	5,551	319
Pegatron Corp. (Taiwan)	312,000	845
S-1 Corp. (South Korea)	4,807	363
Sime Darby Bhd (Malaysia)	223,000	558

See Notes to Financial Statements

11

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Sinopec Engineering Group Co. Ltd. (China)	297,500	$258
Zhejiang Expressway Co., Ltd. (China)	584,000	774

		5,535

Information Technology—18.7%
Asustek Computer, Inc. (Taiwan)	68,000	685
Chicony Electronics Co., Ltd. (Taiwan)	98,000	275
Cielo SA (Brazil)	33,640	482
Compal Electronics, Inc. (Taiwan)	497,000	414
Delta Electronics, Inc. (Taiwan)	123,000	776
Infosys Ltd. (India)	33,775	1,197
Inventec Corp. (Taiwan)	562,000	407
Lite-On Technology Corp. (Taiwan)	663,105	859
MediaTek, Inc. (Taiwan)	20,000	271
Quanta Computer, Inc. (Taiwan)	277,000	669
Radiant Opto-Electronics Corp. (Taiwan)	264,260	823
Realtek Semiconductor Corp. (Taiwan)	103,000	329
SK C&C Co. Ltd. (South Korea)	2,183	457
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	466,000	2,167
Tata Consultancy Services Ltd. (India)	21,306	869
Transcend Information, Inc. (Taiwan)	71,000	252
Vanguard International Semiconductor Corp. (Taiwan)	163,000	277
Wipro Ltd. (India)	41,550	418
Wistron Corp. (Taiwan)	482,000	410
Wpg Holdings Ltd. (Taiwan)	503,000	648

		12,685

Materials—6.2%
Eregli Demir Ve Celik Fabrikalari TAS (Turkey)	166,767	259
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	157,100	463

	SHARES	VALUE
Materials—continued
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	162,100	$272
Jiangxi Copper Co., Ltd. (China)	337,000	627
Kumba Iron Ore Ltd. (South Africa)	6,578	85
MMC Norilsk Nickel ADR (Russia)	33,312	591
PTT Global Chemical PCL (Thailand)	400,400	643
Semen Indonesia (Persero) Tbk PT (Indonesia)	219,300	229
Taiwan Cement Corp. (Taiwan)	729,000	1,027

		4,196

Telecommunication Services—7.8%
Advanced Info Service PCL (Thailand)	58,200	424
America Movil S.A.B. de C.V. Series L (Mexico)	472,500	483
Axiata Group Bhd (Malaysia)	131,600	252
China Mobile Ltd. (China)	110,000	1,436
MTN Group Ltd. (South Africa)	61,948	1,047
SK Telecom Co., Ltd. (South Korea)	2,694	662
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,457,000	543
Tim Participacoes S.A. (Brazil)	69,700	232
Turk Telekomunikasyon AS (Turkey)	67,385	179

		5,258

Utilities—2.3%
CEZ AS (Czech Republic)	22,147	542
Huaneng Power International, Inc. (China)	486,000	576
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	1,210,000	444

		1,562
TOTAL COMMON STOCKS (Identified Cost $65,493)		66,930
TOTAL LONG TERM INVESTMENTS—101.8%
(Identified Cost $68,520)		68,989

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.6%

Money Market Mutual Fund—1.6%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,057,368	$1,057
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,057)		1,057
TOTAL INVESTMENTS—103.4% (Identified Cost $69,577)		70,046	(1)
Other assets and liabilities, net—(3.4)%		(2,317)

NET ASSETS—100.0%		$67,729

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
China	23%
Taiwan	17
South Korea	10
South Africa	9
Brazil	8
India	7
Mexico	4
Other	22
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$66,930	$66,930
Preferred Stocks	2,059	2,059
Short-Term Investments	1,057	1,057

Total Investments	$70,046	$70,046

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

12

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.6%

Industrials—0.6%
Marcopolo S.A. 1.390% (Brazil)	37,200	$27
TOTAL PREFERRED STOCK (Identified Cost $76)		27

COMMON STOCKS—89.4%

Consumer Discretionary—8.4%
Ace Hardware Indonesia Tbk PT (Indonesia)	1,365,000	77
Goldlion Holdings Ltd. (Hong Kong)	234,000	103
Pico Far East Holdings Ltd. (Hong Kong)	507,780	117
Truworths International Ltd. (South Africa)	9,900	72

		369

Consumer Staples—26.4%
AVI Ltd. (South Africa)	21,200	144
Compania Cervecerias Unidas SA ADR (Chile)	4,630	96
Embotelladora Andina ADR S.A. Class B (Chile)	4,340	65
Eurocash S.A. (Poland)	6,575	57
Grupo Herdez Sab de CV (Mexico)(2)	33,000	85
Guinness Anchor Bhd (Malaysia)	24,400	94
Massmart Holdings Ltd. (South Africa)	6,300	78
Oldtown Bhd (Malaysia)	246,750	115
Pinar SUT Mamulleri Sanayii AS (Turkey)	12,000	111
Premier Marketing PCL (Thailand)	572,000	179
Wawel SA (Poland)	290	95
Wumart Stores, Inc. Class H (China)	53,000	38

		1,157

Financials—12.7%
ARA Asset Management Ltd. (Singapore)	80,000	94
BFI Finance Indonesia Tbk PT (Indonesia)	666,000	128
Bolsa Mexicana de Valores Sab de CV SA (Mexico)	30,600	52
Equity Group Holdings Ltd. (Kenya)	188,000	106
Korea Ratings Corp. (South Korea)	2,500	94
Tisco Financial Group PCL (Thailand)	57,700	81

		555

Health Care—2.4%
OdontoPrev S.A. (Brazil)	29,800	102

Industrials—17.3%
Freight Management Holdings Bhd (Malaysia)	193,029	77

	SHARES	VALUE
Industrials—continued
Prosegur Cia de Seguridad SA (Spain)	21,500	$123
S-1 Corp. (South Korea)	1,325	100
Taiwan Secom Co., Ltd. (Taiwan)	48,875	132
Tegma Gestao Logistica (Brazil)	27,000	123
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	3,200	95
Valid Solucoes e Servicos de Seguranca Em Meios de Pagamento e Identificacao S.A. (Brazil)	7,700	108

		758

Information Technology—9.7%
Bitauto Holdings Ltd. ADR (China)(2)	2,150	110
Lumax International Corp., Ltd. (Taiwan)	62,800	124
MercadoLibre, Inc. (United States)	590	72
TOTVS SA (Brazil)	6,800	78
Yandex NV Class A (Russia)(2)	2,625	40

		424

Materials—10.4%
Assore Ltd. (South Africa)	9,100	100
Cimsa Cimento Sanayi Ve Ticaret AS (Turkey)	14,800	87
KPX Chemical Co. Ltd. (South Korea)	1,870	98
Synthos SA (Poland)	34,000	40
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	49,000	132

		457

Telecommunication Services—2.1%
APT Satellite Holdings Ltd. (China)	82,000	93
TOTAL COMMON STOCKS (Identified Cost $4,222)		3,915

WARRANTS—3.7%

Financials—1.4%
Crisil Ltd. Strike price $0.01 Expiration Date 06/02/16 (India)	1,900	61

Information Technology—2.3%
Eclerx Services Ltd. Strike price $0.01 Expiration Date 12/16/16 (India)	1,300	33
Eclerx Services Ltd. Strike price $0.01 Expiration Date 12/31/18 (India)	2,700	68

		101
TOTAL WARRANTS (Identified Cost $117)		162
TOTAL LONG TERM INVESTMENTS—93.7%
(Identified Cost $4,415)		4,104

	SHARES	VALUE

SHORT-TERM INVESTMENTS—5.4%

Money Market Mutual Fund—5.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	235,032	$235
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $235)		235
TOTAL INVESTMENTS—99.1% (Identified Cost $4,650)		4,339	(1)
Other assets and liabilities, net—0.9%		41

NET ASSETS—100.0%		$4,380

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
Brazil	10%
South Africa	9
Taiwan	9
South Korea	7
Turkey	7
United States	7
Malaysia	6
Other	45
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$3,915	$3,915	$—
Preferred Stock	27	27	—
Short-Term Invest ments	235	235	—
Warrants	162	—	162

Total Invest ments	$4,339	$4,177	$162

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

13

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.2%

Consumer Staples—24.3%
Australian Agricultural Co., Ltd. (Australia)(2)	81,117	$99
Bakkafrost P/F (Faroe Islands)	6,651	144
BRF SA ADR (Brazil)	12,592	249
JBS SA (Brazil)	116,400	518
Kikkoman Corp (Japan)	19,000	604
KWS Saat AG (Germany)	189	55
Maple Leaf Foods, Inc. (Canada)	26,986	494
Marine Harvest ASA (Norway)	11,414	131
Tyson Foods, Inc. Class A (United States)	4,021	154

		2,448

Energy—27.0%
Anadarko Petroleum Corp. (United States)	3,702	307
Concho Resources, Inc. (United States)(2)	915	106
Continental Resources, Inc. (United States)(2)	2,095	92
EQT Corp. (United States)	755	63
Inter Pipeline Ltd. (Canada)	4,662	120
InterOil Corp. (Canada)(2)	3,645	168
Marathon Petroleum Corp. (United States)	3,263	334
Newfield Exploration Co. (United States)(2)	4,394	154
Suncor Energy, Inc. (Canada)	4,661	136
Tesoro Corp. (United States)	1,172	107
Total SA (France)	4,705	234
TransCanada Corp. (Canada)	4,482	192
Valero Energy Corp. (United States)	11,134	708

		2,721

Health Care—1.0%
Zoetis, Inc. (United States)	2,199	102

Industrials—13.3%
Canadian Pacific Railway Ltd. (Canada)	843	154
CSX Corp. (United States)	2,880	95
IHI Corp. (Japan)	62,200	292
Komatsu Ltd. (Japan)	7,700	152
Kubota Corp. Sponsored ADR (Japan)	4,835	383
Trinity Industries, Inc. (United States)	7,674	273

		1,349

Materials—31.6%
Agnico Eagle Mines Ltd. (Canada)	19,515	542
Agrium, Inc. (Canada)	2,622	273
Boliden AB (Sweden)	14,927	297
Du Pont (E.I.) de Nemours & Co. (United States)	1,278	91
Franco-Nevada Corp. (Canada)	8,668	420
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	59,549	176

	SHARES	VALUE
Industrials—continued
Hitachi Metals Ltd. (Japan)	14,500	$223
Hudbay Minerals, Inc. (Canada)	42,043	344
Nyrstar NV (Belgium)(2)	28,900	113
Royal Gold, Inc. (United States)	5,255	332
Silver Wheaton Corp. (Canada)	11,340	216
Yara International ASA (Norway)	3,167	161

		3,188
TOTAL COMMON STOCKS (Identified Cost $9,274)		9,808
TOTAL LONG TERM INVESTMENTS—97.2%
(Identified Cost $9,274)		9,808

SHORT-TERM INVESTMENTS—3.3%

Money Market Mutual Fund—3.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	330,257	330
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $330)		330
TOTAL INVESTMENTS—100.5% (Identified Cost $9,604)		10,138	(1)
Other assets and liabilities, net—(0.5)%		(50)

NET ASSETS—100.0%		$10,088

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	32%
Canada	30
Japan	16
Brazil	8
Norway	3
Sweden	3
France	2
Other	6
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$9,808	$9,808
Short-Term Investments	330	330

Total Investments	$10,138	$10,138

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

14

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.2%

Consumer Discretionary—2.5%
Eutelsat Communications SA (France)	62,515	$2,073
SES SA (Luxembourg)	73,495	2,601

		4,674

Energy—25.0%
Enbridge, Inc. (Canada)	175,830	8,528
Keyera Corp. (Canada)	28,190	1,875
Kinder Morgan, Inc. (United States)	268,920	11,311
Pembina Pipeline Corp. (Canada)	86,380	2,729
Plains GP Holdings LP Class A (United States)	66,220	1,879
Spectra Energy Corp. (United States)	124,205	4,492
Targa Resources Corp. (United States)	19,580	1,876
TransCanada Corp. (Canada)	120,930	5,166
Williams Cos., Inc. (The) (United States)	169,985	8,600

		46,456

Financials—5.1%
American Tower Corp. REIT (United States)	47,515	4,474
Crown Castle International Corp. REIT (United States)	60,205	4,969

		9,443

Industrials—12.1%
Abertis Infraestructuras SA (Spain)	175,450	3,176
Atlantia SpA (Italy)	157,121	4,131
Auckland International Airport Ltd. (New Zealand)	599,534	2,017
Ferrovial SA (Spain)	96,130	2,047
Flughafen Zuerich AG (Switzerland)	3,115	2,455
Sydney Airport (Australia)	554,960	2,189
Transurban Group (Australia)	675,480	4,903
Vinci SA (France)	25,140	1,439

		22,357

Telecommunication Services—17.8%
AT&T, Inc. (United States)	217,695	7,108
BCE, Inc. (Canada)	34,325	1,454
BT Group plc (United Kingdom)	374,150	2,431
Nippon Telegraph & Telephone Corp. ADR (Japan)	56,990	1,756
Singapore Telecommunications Ltd. (Singapore)	966,600	3,085
TeliaSonera AB (Sweden)	293,015	1,864
TELUS Corp. (Canada)	67,110	2,229
Verizon Communications, Inc. (United States)	157,609	7,665
Vodafone Group plc Sponsored ADR (United Kingdom)	130,031	4,249
Windstream Holdings, Inc. (United States)	159,010	1,177

		33,018

	SHARES	VALUE
Utilities—34.7%
Allette, Inc. (United States)	35,400	$1,868
American Water Works Co., Inc. (United States)	51,975	2,818
APA Group (Australia)	289,625	1,996
CMS Energy Corp. (United States)	63,035	2,201
Dominion Resources, Inc. (United States)	49,295	3,494
DTE Energy Co. (United States)	26,700	2,154
Duke Energy Corp. (United States)	45,510	3,494
Edison International (United States)	32,475	2,029
Eversource Energy (United States)	40,820	2,062
Hera SpA (Italy)	624,850	1,469
Iberdrola S.A. (Spain)	332,535	2,146
ITC Holdings Corp. (United States)	51,515	1,928
National Grid plc (United Kingdom)	438,270	5,622
NextEra Energy, Inc. (United States)	56,815	5,912
NiSource, Inc. (United States)	77,420	3,419
Pennon Group plc (United Kingdom)	151,800	1,860
Portland General Electric Co. (United States)	60,570	2,247
PPL Corp. (United States)	55,210	1,858
Public Service Enterprise Group, Inc. (United States)	57,090	2,393
Questar Corp. (United States)	62,595	1,493
Sempra Energy (United States)	43,710	4,765
SevernTrent plc (United Kingdom)	59,465	1,816
Suez Environnement SA (France)	83,540	1,439
Vectren Corp. (United States)	45,215	1,996
Veolia Environnement SA (France)	106,480	2,017

		64,496
TOTAL COMMON STOCKS (Identified Cost $159,811)		180,444
TOTAL LONG TERM INVESTMENTS—97.2%
(Identified Cost $159,811)		180,444

SHORT-TERM INVESTMENTS—3.0%

Money Market Mutual Fund—3.0%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	5,639,299	5,639
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,639)		5,639
TOTAL INVESTMENTS—100.2% (Identified Cost $165,450)		186,083	(1)
Other assets and liabilities, net—(0.2)%		(313)

NET ASSETS—100.0%		$185,770

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

Country Weightings†
United States	57%
Canada	12
United Kingdom	8
Australia	5
France	4
Spain	4
Italy	3
Other	7
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$180,444	$180,444
Short-Term Investments	5,639	5,639

Total Investments	$186,083	$186,083

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

15

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—0.6%

Financials—0.6%
Itau Unibanco Holding S.A. ADR 4.42% (Brazil)	72,532	$802
TOTAL PREFERRED STOCK (Identified Cost $854)		802

COMMON STOCKS—97.9%

Consumer Discretionary—10.5%
Alimentation Couche—Tard, Inc. Class B (Canada)	38,556	1,537
Las Vegas Sands Corp. (United States)	51,602	2,840
Naspers Ltd. Class N (South Africa)	11,007	1,697
Persimmon plc (United Kingdom)	49,983	1,233
Priceline Group, Inc. (The) (United States)(2)	3,237	3,768
Starbucks Corp. (United States)	10,900	1,032
TJX Cos., Inc. (United States)	34,313	2,404

		14,511

Consumer Staples—27.2%
Altria Group, Inc. (United States)	81,540	4,079
British American Tobacco plc (United Kingdom)	126,561	6,549
Coca-Cola Co. (The) (United States)	55,643	2,256
Diageo plc (United Kingdom)	46,532	1,283
Hershey Co. (The) (United States)	23,793	2,401
ITC Ltd. (India)	526,683	2,742
Nestle S.A. Registered Shares (Switzerland)	61,294	4,630
Philip Morris International, Inc. (United States)	58,724	4,424
Reckitt Benckiser Group plc (United Kingdom)	46,677	4,016
SABMiller plc (United Kingdom)	27,761	1,458
Unilever N.V. CVA (Netherlands)	89,928	3,763

		37,601

Energy—1.6%
Enbridge, Inc. (Canada)	46,364	2,235

Financials—16.8%
American Tower Corp. REIT (United States)	29,721	2,798
Charles Schwab Corp. (The) (United States)	44,400	1,351
Housing Development Finance Corp. (India)	290,368	6,105
Housing Development Finance Corp. Bank Ltd. (India)	275,925	4,509
Housing Development Finance Corp. Bank Ltd. ADR (India)	5,596	329
JPMorgan Chase & Co. (United States)	22,200	1,345
UBS Group AG (Switzerland)	78,700	1,484
Wells Fargo & Co. (United States)	98,199	5,342

		23,263

	SHARES	VALUE
Health Care—18.5%
Abbott Laboratories (United States)	45,761	$2,120
Biogen, Inc. (United States)(2)	5,140	2,170
Bristol-Myers Squibb Co. (United States)	51,198	3,302
Celgene Corp. (United States)(2)	29,018	3,345
Grifols SA (Spain)	32,754	1,408
HealthSouth Corp. (United States)	290	13
Johnson & Johnson (United States)	16,612	1,671
Medtronic plc (United States)	17,957	1,401
Novo Nordisk A/S Class B (Denmark)	45,268	2,423
Regeneron Pharmaceuticals, Inc. (United States)(2)	1,600	722
Roche Holding AG (Switzerland)	18,463	5,094
Zoetis, Inc. (United States)	43,584	2,018

		25,687

Information Technology—21.8%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	14,929	1,243
Apple, Inc. (United States)	22,377	2,784
Baidu, Inc. Sponsored ADR (China)(2)	10,028	2,090
Cielo SA (Brazil)	90,542	1,296
Cognizant Technology Solutions Corp. Class A (United States)(2)	42,850	2,674
Facebook, Inc. Class A (United States)(2)	23,151	1,903
Google, Inc. Class C (United States)(2)	8,623	4,725
MasterCard, Inc. Class A (United States)	81,330	7,026
Tencent Holdings Ltd. (Cayman Islands)	91,313	1,734
Visa, Inc. Class A (United States)	71,360	4,668

		30,143

Materials—1.5%
Martin Marietta Materials, Inc. (United States)	15,073	2,107
TOTAL COMMON STOCKS (Identified Cost $101,813)		135,547
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified Cost $102,667)		136,349

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Fund—1.2%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,704,703	1,705
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,705)		1,705
TOTAL INVESTMENTS—99.7%
(Identified Cost $104,372)		138,054	(1)
Other assets and liabilities, net—0.3%		421

NET ASSETS—100.0%		$138,475

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	57%
India	10
United Kingdom	10
Switzerland	8
Canada	3
Netherlands	3
Cayman Islands	2
Other	7
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$135,547	$135,547
Preferred Stock	802	802
Short-Term Investments	1,705	1,705

Total Investments	$138,054	$138,054

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

16

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.5%

Australia—4.5%
Dexus Property Group	138,839	$802
GPT Group	113,300	394
GPT Group—In Specie(2)(3)(4)	13,566	—
Scentre Group	449,789	1,281
Westfield Corp.	183,950	1,338

		3,815

Canada—3.4%
Allied Properties Real Estate Investment Trust	29,435	936
Canadian Real Estate Investment Trust	11,975	440
First Capital Realty, Inc.	33,680	525
RioCan Real Estate Investment Trust	42,562	973

		2,874

Finland—0.7%
Citycon OYJ	176,022	572

France—2.4%
Fonciere Des Regions	3,654	362
Klepierre	17,920	880
Mercialys SA	30,000	763

		2,005

Germany—2.2%
Deutsche Annington Immobilien SE	31,830	1,075
LEG Immobilien AG	9,754	775

		1,850

Hong Kong—3.8%
Hang Lung Properties Ltd.	190,000	534
Hongkong Land Holdings Ltd.	111,900	845
Hysan Development Co. Ltd.	104,000	456
Link REIT (The)	233,504	1,440

		3,275

Italy—0.2%
Beni Stabili SpA	213,062	167

Japan—6.0%
AEON Mall Co., Ltd.	37,177	738
GLP J-REIT	581	602
Hulic Co., Ltd.	55,700	627
Industrial & Infrastructure Fund Investment Corp.	133	620
Japan Real Estate Investment Corp.	102	481
Kenedix Office Investment Corp.	80	439
Kenedix Retail Reit Corp.(2)	64	148
Nippon Building Fund, Inc.	98	482
Nippon Prologis REIT, Inc.	222	489
Nomura Real Estate Office Fund, Inc.	103	501

		5,127

	SHARES	VALUE
Mexico—1.1%
PLA Administradora Industrial S de Rl de CV	164,722	$334
Prologis Property Mexico SA de CV	340,800	612

		946

Netherlands—3.1%
Unibail-Rodamco SE	9,673	2,611

Norway—0.4%
Entra ASA(2)	23,000	239
Norwegian Property ASA(2)	112,875	146

		385

Singapore—2.9%
CapitaMall Trust	231,450	371
CapitaRetail China Trust	604,331	709
Global Logistic Properties Ltd.	572,500	1,105
Mapletree Logistics Trust	322,545	293

		2,478

Sweden—0.7%
Castellum AB	40,640	615

United Kingdom—8.8%
Big Yellow Group plc	72,628	698
British Land Co. plc	79,800	985
Derwent London plc	11,510	585
Great Portland Estates plc	14,471	174
Hammerson plc	114,520	1,130
Land Securities Group plc	64,031	1,190
Safestore Holdings plc	228,126	986
SEGRO plc	112,490	696
Unite Group plc (The)	120,500	1,046

		7,490

United States—57.3%
American Campus Communities, Inc.	21,238	910
AvalonBay Communities, Inc.	12,165	2,120
Boston Properties, Inc.	10,128	1,423
Brixmor Property Group, Inc.	51,033	1,355
Camden Property Trust	26,460	2,067
Cousins Properties, Inc.	67,700	718
CubeSmart	26,450	639
DCT Industrial Trust, Inc.	49,298	1,709
DDR Corp.	8,763	163
Douglas Emmett, Inc.	40,119	1,196
Duke Realty Corp.	41,400	901
EastGroup Properties, Inc.	800	48
Equity Lifestyle Properties, Inc.	8,146	448
Equity Residential	34,715	2,703
Essex Property Trust, Inc.	10,354	2,380
Extra Space Storage, Inc.	28,095	1,898
General Growth Properties, Inc.	63,019	1,862
HCP, Inc.	9,329	403
Highwoods Properties, Inc.	20,860	955
Host Hotels & Resorts, Inc.	90,608	1,828
Kilroy Realty Corp.	24,275	1,849
Kimco Realty Corp.	26,285	706

	SHARES	VALUE
United States—continued
LaSalle Hotel Properties	33,415	$1,298
Liberty Property Trust	36,967	1,320
Macerich Co. (The)	3,673	310
Paramount Group, Inc.	28,640	553
Pebblebrook Hotel Trust	29,409	1,370
Prologis, Inc.	60,048	2,616
Public Storage	14,840	2,926
Regency Centers Corp.	15,400	1,048
RLJ Lodging Trust	40,450	1,266
Simon Property Group, Inc.	21,631	4,232
SL Green Realty Corp.	4,786	614
Tanger Factory Outlet Centers	36,750	1,292
Ventas, Inc.	16,472	1,203
WP GLIMCHER, Inc.	22,315	371

		48,700
TOTAL COMMON STOCKS (Identified Cost $70,545)		82,910
TOTAL LONG TERM INVESTMENTS—97.5%
(Identified Cost $70,545)		82,910

SHORT-TERM INVESTMENTS—2.7%

Money Market Mutual Fund—2.7%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	2,261,217	2,261
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,261)		2,261
TOTAL INVESTMENTS—100.2%
(Identified Cost $72,806)		85,171	(1)
Other assets and liabilities, net—(0.2)%		(188)

NET ASSETS—100.0%		$84,983

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

17

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	60%
United Kingdom	9
Japan	6
Australia	4
Hong Kong	4
Canada	3
Netherlands	3
Other	11
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$82,910	$82,910	$0	(1)
Short-Term Investments	2,261	2,261	—

Total Investments	$85,171	$85,171	$0	(1)

(1)	Includes internally fair valued security currently priced at zero ($0).

There are no Level 2 (significant observable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

18

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.3%

Consumer Discretionary—16.8%
Barrat Developments plc (United Kingdom)	39,268	$308
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	6,527	526
Domino’s Pizza Group plc (United Kingdom)	21,854	251
Hermes International SA (France)	1,635	577
Naspers Ltd. Class N (South Africa)	1,973	304
Paddy Power plc (Ireland)(2)	4,787	410
Persimmon plc (United Kingdom)	11,462	283
Priceline Group, Inc. (The) (United States)(2)	401	467
William Hill plc (United Kingdom)	45,246	249

		3,375

Consumer Staples—35.5%
Anheuser-Busch InBev N.V. (Belgium)	5,899	722
British American Tobacco plc (United Kingdom)	24,224	1,254
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	44	236
Diageo plc (United Kingdom)	13,115	362
L’Oreal SA (France)	2,141	394
Nestle S.A. Registered Shares (Switzerland)	11,165	843
Pernod-Ricard S.A. (France)	2,191	260
Philip Morris International, Inc. (United States)	9,375	706
Reckitt Benckiser Group plc (United Kingdom)	11,702	1,007
SABMiller plc (United Kingdom)	11,545	606
Unilever N.V. CVA (Netherlands)	18,283	765

		7,155

Energy—0.4%
Core Laboratories N.V. (United States)	712	74

Financials—9.5%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	61,531	623
Lloyds TSB Group plc (United Kingdom)	254,739	296
Reinet Investments SCA (Luxembourg)	8,716	173
Svenska Handelsbanken Class A (Sweden)	4,194	190
UBS Group AG (Switzerland)	33,221	626

		1,908

Health Care—19.8%
Bayer AG Registered Shares (Germany)	2,068	311
Cie Generale D’optique Essilor International SA (France)	4,827	554
Coloplast A/S Class B (Denmark)	2,773	210
Fresenius Medical Care AG & Co KGaA (Germany)	4,184	349

	SHARES	VALUE
Health Care—continued
Grifols SA (Spain)	10,383	$446
Novo Nordisk A/S Class B (Denmark)	12,096	648
Novozymes A/S Class B (Denmark)	4,638	212
Roche Holding AG (Switzerland)	4,533	1,251

		3,981

Industrials—7.3%
Bureau Veritas SA (France)	20,086	432
DKSH Holding AG (Switzerland)(2)	3,686	301
Geberit AG (Switzerland)	570	214
SGS SA Registered Shares (Switzerland)	172	329
Zardoya Otis SA (Spain)	15,711	203

		1,479

Information Technology—1.1%
Wirecard AG (Germany)	5,294	224

Materials—6.7%
Air Liquide SA (France)	5,121	660
HeidelbergCement AG (Germany)	2,315	184
Randgold Resources Ltd. (Jersey)	1,788	124
Randgold Resources Ltd. ADR (Jersey)	1,863	129
Sika AG (Switzerland)	74	265

		1,362

Retail REIT—1.2%
Unibail-Rodamco SE (Netherlands)	889	240
TOTAL COMMON STOCKS (Identified Cost $17,143)		19,798

RIGHTS—0.0%

Financials—0.0%
Banco Bilbao Vizcaya Argentaria SA Rights expiring April 2016(2)	61,531	9
TOTAL RIGHTS (Identified Cost $9)		9
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $17,152)		19,807

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Fund—1.2%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	235,218	235
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $235)		235
TOTAL INVESTMENTS—99.5% (Identified Cost $17,387)		20,042	(1)
Other assets and liabilities, net—0.5%		94

NET ASSETS—100.0%		$20,136

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
Switzerland	23%
United Kingdom	23
France	14
United States	8
Spain	7
Denmark	5
Germany	5
Other	15
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$19,798	$19,798
Rights	9	9
Short-Term Investments	235	235

Total Investments	$20,042	$20,042

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

19

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—91.1%

Consumer Discretionary—17.2%
Bridgestone Corp. (Japan)	5,600	$225
Fuji Heavy Industries Ltd. (Japan)	6,300	210
Panasonic Corp. (Japan)	17,200	226
Tata Motors Ltd. Sponsored ADR (India)	4,500	203
Toyota Motor Corp. Sponsored ADR (Japan)	1,600	224
WPP PLC (United Kingdom)	9,300	211

		1,299

Consumer Staples—2.6%
Marine Harvest ASA Sponsored ADR (Norway)	17,210	196

Energy—5.6%
Cameco Corp. (Canada)	14,360	200
Encana Corp. (Canada)(2)	19,800	221

		421

Financials—29.6%
Aegon NV American Registered Shares (Netherlands)	28,490	226
Aviva plc (United Kingdom)	26,422	212
BNP Paribas (France)	3,783	230
Caixabank SA (Spain)	48,200	229
Credit Agricole SA (France)	15,377	226
ICICI Bank Ltd. Sponsored ADR (India)	22,400	232
ING Groep N.V. Sponsored ADR (Netherlands)(2)	14,890	218
Intesa Sanpaolo SpA (Italy)	66,713	227
Mitsubishi Estate Co. (Japan)	9,350	217
ORIX Corp. (Japan)	15,500	218

		2,235

Health Care—11.8%
Novartis AG Sponsored ADR (Switzerland)	2,180	215
Shire plc ADR (United Kingdom)	910	218
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,870	241
Valeant Pharmaceuticals International, Inc. (Canada)(2)	1,100	218

		892

	SHARES	VALUE
Industrials—5.7%
Hutchison Whampoa Ltd. (Hong Kong)	15,500	$215
Nidec Corp. (Japan)	3,300	220

		435

Information Technology—5.7%
NXP Semiconductor NV (Netherlands)	2,210	222
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	8,820	207

		429

Telecommunication Services—10.9%
KDDI Corp. (Japan)	9,600	218
Nippon Telegraph & Telephone Corp. ADR (Japan)(2)	6,890	212
Spark New Zealand Ltd. (New Zealand)	86,881	194
Vodafone Group plc Sponsored ADR (United Kingdom)	6,240	204

		828

Utilities—2.0%
Enersis SA Sponsored ADR (Chile)	9,500	154
TOTAL COMMON STOCKS (Identified Cost $6,102)		6,889
TOTAL LONG TERM INVESTMENTS—91.1%
(Identified Cost $6,102)		6,889	(3)

SHORT-TERM INVESTMENTS—8.1%

Money Market Mutual Fund—8.1%
Fidelity Money Market Portfolio –Institutional Shares (seven-day effective yield 0.140%)	611,257	611
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $611)		611
TOTAL INVESTMENTS—99.2% (Identified Cost $6,713)		7,500	(1)
Other assets and liabilities, net—0.8%		58

NET ASSETS—100.0%		$7,558

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	A portion of the Fund’s assets have been segregated for forward currency contracts.

Foreign Currencies:

EUR	Euro
JPY	Japanese Yen

Country Weightings†
Japan	26%
United Kingdom	11
Canada	9
Netherlands	9
United States	8
France	6
India	6
Other	25
Total	100%
† % of total investments as of March 31, 2015

At March 31, 2015, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Receive	In Exchange for	Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
EUR 917	USD 1,000	JPMorgan	9/10/15	$989	$11
JPY 120,922	USD 1,000	JPMorgan	9/10/15	1,011	(11)

				$2,000	$—

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

20

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015		Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$6,889		$6,889	$—
Short-Term Investments	611		611	—

Total Investments	$7,500		$7,500	$—

Other Financial Instruments:
Forward Currency Contracts*	$—	**	$—	$—	**

There are no Level 3 (significant unobservable inputs) priced securities.

*	Valued at the unrealized appreciation (depreciation) on the investment.
**	Amount is less than $500.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

21

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—95.4%

Australia—11.2%
Dexus Property Group	182,018	$1,051
GPT Group	148,400	517
GPT Group—In Specie(2)(3)(4)	588,920	—
Scentre Group	575,771	1,640
Westfield Corp.	240,773	1,751

		4,959

Canada—7.5%
Allied Properties Real Estate Investment Trust	34,215	1,088
Canadian Real Estate Investment Trust	11,795	433
First Capital Realty, Inc.	41,605	648
RioCan Real Estate Investment Trust	50,850	1,163

		3,332

Finland—1.7%
Citycon OYJ	235,794	767

France—5.4%
Fonciere Des Regions	4,260	422
Klepierre	21,356	1,049
Mercialys SA	37,000	941

		2,412

Germany—5.0%
Deutsche Annington Immobilien SE	36,920	1,246
LEG Immobilien AG	12,461	990

		2,236

Hong Kong—9.4%
Hang Lung Properties Ltd.	271,000	762
Hongkong Land Holdings Ltd.	140,100	1,058
Hysan Development Co. Ltd.	133,000	583
Link REIT (The)	284,441	1,754

		4,157

Italy—0.5%
Beni Stabili SpA	298,164	234

Japan—14.7%
AEON Mall Co., Ltd.	47,613	945
GLP J-REIT	745	772
Hulic Co., Ltd.	73,000	822
Industrial & Infrastructure Fund Investment Corp.	173	806
Japan Real Estate Investment Corp.	125	589
Kenedix Office Investment Corp.	92	505
Kenedix Retail Reit Corp.(2)	86	200
Nippon Building Fund, Inc.	143	703
Nippon Prologis REIT, Inc.	278	613
Nomura Real Estate Office Fund, Inc.	122	593

		6,548

	SHARES	VALUE
Mexico—2.6%
PLA Administradora Industrial S de Rl de CV	226,852	$459
Prologis Property Mexico SA de CV	386,200	694

		1,153

Netherlands—6.8%
Unibail-Rodamco SE	11,260	3,039

Norway—1.3%
Entra ASA(2)	30,000	312
Norwegian Property ASA(2)	193,000	249

		561

Singapore—7.2%
CapitaMall Trust	310,650	498
CapitaRetail China Trust	751,868	882
Global Logistic Properties Ltd.	721,500	1,393
Mapletree Logistics Trust	455,544	414

		3,187

Sweden—1.5%
Castellum AB	45,366	686

United Kingdom—20.6%
Big Yellow Group plc	86,688	833
British Land Co. plc	97,805	1,208
Derwent London plc	13,346	678
Great Portland Estates plc	18,318	220
Hammerson plc	143,309	1,414
Land Securities Group plc	74,885	1,392
Safestore Holdings plc	283,276	1,224
SEGRO plc	141,857	877
Unite Group plc (The)	152,000	1,320

		9,166
TOTAL COMMON STOCKS (Identified Cost $31,997)		42,437
TOTAL LONG TERM INVESTMENTS—95.4%
(Identified Cost $31,997)		42,437

SHORT-TERM INVESTMENTS—5.4%

Money Market Mutual Fund—5.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	2,416,078	2,416
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,416)		2,416
TOTAL INVESTMENTS—100.8% (Identified Cost $34,413)		44,853	(1)
Other assets and liabilities, net—(0.8)%		(362)

NET ASSETS—100.0%		$44,491

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
United Kingdom	21%
Japan	15
Australia	11
Hong Kong	9
Canada	7
Netherlands	7
Singapore	7
Other	23
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$42,437	$42,437	$0	*
Short-Term Investments	2,416	2,416	—

Total Investments	$44,853	$44,853	$0	*

*	Includes internally fair valued security currently priced at zero ($0).

There are no Level 2 (significant observable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

22

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—90.7%

Consumer Discretionary—12.0%
Colefax Group PLC (United Kingdom)	6,959	$41
Goldlion Holdings Ltd. (Hong Kong)	3,590,600	1,584
Pico Far East Holdings Ltd. (Hong Kong)	6,799,122	1,570
Rightmove plc (United Kingdom)	38,500	1,712
Watts Co. Ltd. (Japan)	127,591	1,006

		5,913

Consumer Staples—9.3%
Compania Cervecerias Unidas S.A. (Chile)	124,286	1,291
Dongsuh Co., Inc. (South Korea)	1	—
Guinness Anchor Bhd (Malaysia)	260,000	997
Oldtown Bhd (Malaysia)	1,443,750	671
Premier Marketing PCL (Thailand)	3,115,029	976
Wawel SA (Poland)	1,900	619

		4,554

Energy—3.3%
Pason Systems, Inc. (Canada)	47,500	748
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	13,948	893

		1,641

Financials—22.5%
ARA Asset Management Ltd. (Singapore)	1,449,760	1,706
Ashmore Group plc (United Kingdom)	226,500	956
Austbrokers Holdings Ltd. (Australia)	97,500	645
Euler Hermes SA (France)	13,450	1,433
Euroz Ltd. (Australia)	2,180,240	1,677
Financiere Marc de Lacharriere (France)	12,711	1,066
Hiscox Ltd (United Kingdom)	88,022	1,111
Korea Ratings Corp. (South Korea)	35,794	1,344
LSL Property Services plc (United Kingdom)	231,000	1,160

		11,098

Health Care—5.4%
Haw Par Corp. Ltd. (Singapore)	142,719	894
Software Service, Inc. (Japan)	28,753	1,048
WIN-Partners Co. Ltd. (Japan)	61,710	719

		2,661

Industrials—15.5%
AIT Corp. (Japan)	90,000	888
Amadeus Fire AG (Germany)	3,864	306
Clasquin (France)	7,465	216

	SHARES	VALUE
Industrials—continued
Freight Management Holdings Bhd (Malaysia)	1,205,812	$482
Konecranes Oyj (Finland)	32,000	1,012
Riverstone Holdings Ltd. (Singapore)	552,000	479
Tegma Gestao Logistica (Brazil)	384,270	1,752
Thermador Groupe (France)	10,339	905
WABCO Holdings, Inc. (United States)(2)	13,000	1,597

		7,637

Information Technology—16.6%
Alten SA (France)	23,700	1,089
Bouvet ASA (Norway)	227,945	2,341
carsales.com Ltd. (Australia)	155,000	1,219
Lumax International Corp., Ltd. (Taiwan)	860,000	1,696
Pro-Ship, Inc. (Japan)	42,000	852
TOTVS SA (Brazil)	83,000	953

		8,150

Materials—6.1%
Assore Ltd. (South Africa)	93,000	1,020
KPX Chemical Co. Ltd. (South Korea)	27,394	1,432
Rimoni Industries Ltd. (Israel)	25,663	199
Victrex plc (United Kingdom)	11,800	328

		2,979
TOTAL COMMON STOCKS (Identified Cost $46,453)		44,633
TOTAL LONG TERM INVESTMENTS—90.7%
(Identified Cost $46,453)		44,633

SHORT-TERM INVESTMENTS—6.9%

Money Market Mutual Fund—6.9%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	3,401,332	3,401
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,401)		3,401
TOTAL INVESTMENTS—97.6% (Identified Cost $49,854)		48,034	(1)
Other assets and liabilities, net—2.4%		1,190

NET ASSETS—100.0%		$49,224

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United Kingdom	11%
France	10
United States	10
Japan	9
Australia	7
Hong Kong	7
Singapore	7
Other	39
Total	100%
† % of total investments as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$44,633	$44,633
Short-Term Investments	3,401	3,401

Total Investments	$48,034	$48,034

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See Notes to Financial Statements

23

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%

Consumer Discretionary—27.1%
Ainsworth Game Technology Ltd.	11,120	$25
Autogrill S.p.A	831	8
Autoneum Holding AG	108	24
Axel Springer SE	528	31
Bayerische Motoren Werke AG	253	32
Benesse Holdings, Inc.	1,400	44
Brembo S.p.A	200	8
Brunello Cucinelli S.p.A	458	8
Carnival plc	1,007	49
Chow Tai Fook Jewellery Group Ltd.	6,200	7
Christian Dior SA	82	16
Compagnie Financiere Richemont SA Registered Shares	271	22
Continental AG	132	31
Crown Resorts Ltd.	2,371	24
Daily Mail & General Trust plc	3,561	47
De’ Longhi	376	8
Dixons Carphone plc	7,263	44
Domino’s Pizza Enterprises Ltd.	863	24
Don Quijote Holdings Co., Ltd.	600	49
Dufry AG(2)	162	24
Fast Retailing Co., Ltd.	125	48
Fielmann AG	455	31
Galaxy Entertainment Group Ltd.	1,500	7
Genting Singapore plc	10,800	7
Global Brands Group Holding Ltd.(2)	38,000	7
Harvey Norman Holdings Ltd.	7,029	24
Hennes & Mauritz AB Class B	270	11
Hermes International SA	46	16
Hikari Tsushin, Inc.	700	46
Inditex SA	479	15
Jardine Cycle & Carriage Ltd.	250	8
JCDecaux SA	435	15
L’Occitane International SA	5,750	16
Li & Fung Ltd.	6,000	6
Lifestyle International Holdings Ltd.	3,500	6
Luxottica Group S.p.A	132	8
LVMH Moet Hennessy Louis Vuitton SA	86	15
Man Wah Holdings Ltd.	6,400	6
Melco Crown Entertainment Ltd. ADR	266	6
Melco International Development Ltd.	4,000	7
Melia Hotels International SA	1,252	15
MGM China Holdings Ltd.	3,200	6
Nitori Co., Ltd.	675	46
Ocado Group plc(2)	9,059	48
Osim International Ltd.	5,100	7
Pirelli & C S.p.A	501	8
Plastic Omnium SA	545	14
Prada S.p.A	1,300	8
Premier Investments Ltd.	2,446	24
Publicis Groupe SA	192	15
Rakuten, Inc.	2,700	48
Rallye SA	391	15
Royal Caribbean Cruises Ltd.	60	5
SA International Holdings Ltd.	12,000	6
Salvatore Ferragamo S.p.A	264	9
Sands China Ltd.	1,600	7
Sankyo Co., Ltd.	1,300	46
Sega Sammy Holdings, Inc.	3,100	45
Seven West Media Ltd.	21,623	22

	SHARES	VALUE
Consumer Discretionary—continued
Shangri-La Asia Ltd.	4,000	$6
Sjm Holdings Ltd.	5,000	7
Sodexo	155	15
Sports Direct International plc(2)	4,777	43
Start Today Co., Ltd.	1,750	46
Swatch Group AG (The)	52	22
Tod’s S.p.A	88	8
Vivendi	611	15
World Duty Free S.p.A(2)	691	7
Wynn Macau Ltd.	3,200	7
Yue Yuen Industrial Holdings Ltd.	1,500	5

		1,405

Consumer Staples—15.3%
AAK AB	195	11
Anheuser-Busch InBev N.V.	400	49
Associated British Foods plc	1,071	45
Axfood AB	207	11
Beiersdorf AG	355	31
Carrefour SA	453	15
Casino Guichard Perrachon SA	165	15
Davide Campari-Milano S.p.A	1,205	8
First Resources Ltd.	5,600	8
Galenica AG Registered Shares	26	23
Golden Agri-Resources Ltd.	25,300	8
Heineken Holding NV	570	39
Henkel AG & KGaA	302	31
Jeronimo Martins SPGS SA	392	5
Kering	76	15
L’Oreal SA	83	15
M6-Metropole Television SA	755	15
Marine Harvest ASA	372	4
Matsui Securities Co., Ltd.	4,900	45
Mediaset S.p.A.	1,765	8
Metro AG	938	32
Pola Orbis Holdings, Inc.	900	48
Remy Cointreau SA	207	15
Securitas AB Class B	775	11
Societe Television Francaise 1	877	16
Softbank Corp.	820	48
Sonae SGPS SA	3,231	5
Steinhoff International Holdings Ltd.	5,388	34
Sugi Holdings Co., Ltd.	925	46
Sundrug Co., Ltd.	900	47
Super Group Ltd.	6,900	7
Unicharm Corp.	1,800	47
United Internet AG Registered Shares	691	31
Wilmar International Ltd.	3,100	7

		795

Diversified REIT—0.3%
Fonciere Des Regions	154	15

Energy—3.6%
Akastor ASA	2,140	4
Aker Solutions ASA	854	4
Archer Ltd.(2)	17,281	5
China LNG Group Ltd.	35,000	6
Delek Group Ltd.	20	5
Det Norske Oljeselskap ASA(2)	814	4
Galp Energia SGPS SA	436	5
Genel Energy plc(2)	6,140	43

	SHARES	VALUE
Energy—continued
Golar LNG Ltd.(2)	137	$5
Knightsbridge Shipping Ltd.	946	5
Paz Oil Co., Ltd.	38	6
Petrofac Ltd.	3,199	45
Saras S.p.A(2)	5,462	9
Seadrill Ltd.(2)	483	5
Ship Finance International Ltd.	311	5
Tenaris S.A. ADR	298	8
Transocean Ltd.(3)	1,567	23

		187

Financials—14.3%
Abacus Property Group REIT	10,484	23
ACOM Co. Ltd.(2)	15,900	55
Admiral Group plc	1,995	45
Africa Israel Investments Ltd.(2)	5,948	5
Ashmore Group plc	10,318	44
Assicurazioni Generali S.p.A	415	8
Banco Santander SA	2,090	16
Bank Hapoalim BM	1,150	5
Bank of East Asia Ltd.	1,600	6
Bankinter SA	2,007	15
Champion REIT	13,000	6
City Developments Ltd.	1,000	7
CK Hutchison Holdings Ltd.	325	7
First Pacific Co., Ltd.	6,000	6
Goldin Financial Holdings Ltd.(2)	2,500	8
Groupe Bruxelles Lambert SA	576	48
Hang Lung Group Ltd.	1,500	7
Hang Lung Properties Ltd.	2,000	6
Hargreaves Lansdown plc	2,590	44
Henderson Land Development Co., Ltd.	1,000	7
Hufvudstaden AB	773	11
Hysan Development Co. Ltd.	1,500	7
Industrivarden AB	542	11
Inmobiliaria Colonial SA(2)	22,766	15
Intu Properties plc REIT	8,658	45
Kerry Properties Ltd.	2,000	7
Lundbergforetagen AB Class B	240	11
Mediolanum S.p.A	1,020	8
New World Development Co., Ltd.	6,000	7
Oversea-Chinese Banking Corp.	1,000	8
Pargesa Holding SA	310	22
Platinum Asset Management Ltd.	3,863	23
Regus plc	13,545	44
Reinet Investments SCA	21,653	44
Schroders plc	938	44
Sino Land Co., Ltd.	4,000	6
Sun Hung Kai Properties Ltd.	500	8
Svenska Handelsbanken Class A	222	10
United Overseas Bank Ltd.	400	7
United Overseas Land Ltd.	1,300	7
Wendel	125	15
Wharf Holdings Ltd. (The)	1,000	7
Wheelock & Co., Ltd.	1,500	8

		743

Health Care—3.4%
BioMerieux	157	15
DiaSorin S.p.A	191	8
Eurofins Scientific SE	57	15
Getinge AB	441	11

See Notes to Financial Statements

24

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
Ipsen SA	317	$15
Meda AB	682	11
Roche Holding AG	83	23
Straumann Holding AG	83	23
Taisho Pharmaceutical Holdings Co., Ltd.	650	49
Town Health International Medical Group Ltd.	20,000	6

		176

Industrials—16.9%
Abertis Infraestructuras SA	857	16
Actividades de Construccion y Servicios SA	434	15
Adecco SA Registered Shares	271	23
Alstom SA	486	15
ANDRITZ AG	420	25
Assa Abloy AB Class B	182	11
Avance Gas Holding Ltd.	304	4
Bollore SA	2,762	15
Bouygues SA	383	15
Cargotec Oyj	698	24
Cheung Kong Infrastructure Holdings Ltd.	750	6
easyJet plc	1,662	46
Ferrovial SA	740	16
Fomento de Construcciones y Contratas SA(2)	1,235	15
Forbo Holding AG Registered Shares	19	23
Holcim Ltd. Registered Shares	292	22
Hopewell Holdings Ltd.	1,500	6
Hutchison Whampoa Ltd.	500	7
Indutrade AB	241	11
Jardine Matheson Holdings Ltd.	100	6
Jardine Strategic Holdings Ltd.	200	7
Johnson Electric Holdings Ltd.	2,000	7
Kone Oyj Class B	574	26
Kuehne & Nagel International AG	153	23
Lafarge SA	223	14
Nidec Corp.	720	48
Noble Group Ltd.	11,200	8
Nordex SE(2)	1,513	31
NWS Holdings Ltd.	4,000	7
Obrascon Huarte Lain SA	709	15
OC Oerlikon Corp. AG Registered Shares(2)	1,878	22
OCI NV(2)	1,253	39
Orascom Construction Ltd.(2)	1	0
Orient Overseas International Ltd.	1,000	6
Orkla ASA	619	5
Prosegur Cia de Seguridad SA	2,706	15
Rational AG	90	30
Rieter Holding AG	139	22
Ryanair Holdings plc ADR	712	48
Salini Impregilo S.p.A	1,884	8
Seven Group Holdings Ltd.	4,141	23
SGL Carbon SE	1,853	30
SGS SA Registered Shares	12	23
Skanska AB Class B	464	10
Sulzer AG	202	22
Summit Ascent Holdings Ltd.(2)	12,000	6
Taro Pharmaceutical Industries Ltd.(2)	38	5

	SHARES	VALUE
Industrials—continued
Techtronics Industries Co., Ltd.	2,000	$7
Tecnicas Reunidas SA	355	15
Vossloh AG	523	32

		875

Information Technology—8.9%
Check Point Software Technologies Ltd.(2)	66	5
COLOPL, Inc.(2)	2,100	45
Dassault Systemes	225	15
Gree, Inc.	7,200	50
Gungho Online Entertainment ,Inc.	13,700	54
Hexagon AB	323	12
Keyence Corp.	85	46
Konami Corp.	2,600	49
Lenovo Group Ltd.	4,000	6
Nexon Co., Ltd.	4,500	48
Otsuka Corp.	1,100	47
SAP AG	431	31
VTech Holdings Ltd.	400	6
Yahoo Japan Corp.	11,100	46

		460

Materials—5.5%
APERAM SA(2)	965	39
ArcelorMittal	3,985	37
EMS-Chemie Holding AG	54	22
Fortescue Metals Group Ltd.	15,491	23
Frutarom Industries Ltd.	150	5
Glencore International plc	10,392	44
HeidelbergCement AG	399	32
Hexpol AB	106	11
Holmen AB B Shares	315	11
Imerys SA	206	15
Israel Corp. Ltd. (The)	15	5
Schmolz + Bickenbach AG	23,930	24
Vicat	220	16

		284

Retail REITs—1.0%
Hongkong Land Holdings Ltd.	1,000	8
Scentre Group	7,903	22
Westfield Corp.	3,020	22

		52

Telecommunication Services—2.0%
HKT Trust & HKT Ltd.	5,000	6
Iliad SA	62	14
PCCW Ltd.	10,000	6
Smartone Telecommunications Holdings Ltd.	3,500	7
Talktalk Telecom Group plc	8,965	46
TPG Telecom Ltd.	3,407	24

		103

Utilities—1.0%
CLP Holdings Ltd.	750	7
GDF Suez	753	15
Hong Kong & China Gas Co., Ltd.	3,000	7
Kenon Holdings Ltd.(2)	286	5
Rubis SCA	235	15

		49
TOTAL COMMON STOCKS (Identified Cost $5,052)		5,144

	SHARES	VALUE
RIGHTS—0.0%

Financials—0.0%
Abacus Property Group REIT Exercise Price: 2.82 AUD Expiration: 4/2/15	695	$—
TOTAL RIGHTS (Identified Cost $0)		—
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $5,052)		5,144

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Fund—1.1%
Fidelity Institutional Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)(2)	58,037	58
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $58)		58

SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.080%)(4)	16,775	17
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $17)		17
TOTAL INVESTMENTS—100.7% (Identified Cost $5,127)		5,219	(1)
Other assets and liabilities, net—(0.7)%		(36)

NET ASSETS—100.0%		$5,183

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currency:

AUD	Australian Dollar

Country Weightings†
Japan	24%
United Kingdom	17
France	9
Germany	8
Switzerland	8
Australia	6
Hong Kong	6
Other	22
Total	100%
† % of total investments as of March 31, 2015

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

25

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2015		Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,144		$5,144
Rights	—	(1)	—	(1)
Short-Term Investments	58		58
Securities Lending Collateral	17		17

Total Investments	$5,219		$5,219

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

(1)	Amount is less than $500.

See Notes to Financial Statements

26

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2015 (Unaudited)

($ reported in thousands except shares and per share amounts)

	Emerging Markets Debt Fund		Emerging Markets Equity Income Fund		Emerging Markets Small-Cap Fund

Assets
Investment in securities at value(1)	$27,971		$70,046		$4,339
Foreign currency at value(2)	—	(3)	130		—
Cash	—	(3)	—		—
Receivables
Investment securities sold	436		295		—
Fund shares sold	5		33		—	(3)
Receivable from adviser	—		—		2
Dividends and interest receivable	454		178		30
Tax reclaims	1		—		—	(3)
Prepaid trustee retainer	—	(3)	1		—	(3)
Prepaid expenses	19		23		28

Total assets	28,886		70,706		4,399

Liabilities
Payables
Fund shares repurchased	2		2,860		—
Investment securities purchased	200		—		—
Dividend distributions	—	(3)	—		—
Investment advisory fees	15		66		—
Distribution and service fees	1		1		—	(3)
Administration fees	3		8		1
Transfer agent fees and expenses	2		7		—	(3)
Trustees’ fees and expenses	—	(3)	—	(3)	—
Professional fees	22		15		18
Other accrued expenses	2		20		—	(3)

Total liabilities	247		2,977		19

Net Assets	$28,639		$67,729		$4,380

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$32,111		$71,027		$4,653
Accumulated undistributed net investment income (loss)	21		119		20
Accumulated undistributed net realized gain (loss)	(1,593)		(3,880)		18
Net unrealized appreciation (depreciation) on investments	(1,900)		463		(311)

Net Assets	$28,639		$67,729		$4,380

Class A
Net asset value (net assets/shares outstanding) per share	$9.05		$9.91		$9.49
Maximum offering price per share NAV/(1–3.75%)	$9.40		$—		$—
Maximum offering price per share NAV/(1–5.75%)	$—		$10.51		$10.07
Shares of beneficial interest outstanding, no par value, unlimited authorization	95,432		119,114		27,013
Net Assets	$864		$1,180		$256
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.05		$9.87		$9.45
Shares of beneficial interest outstanding, no par value, unlimited authorization	79,932		77,529		16,000
Net Assets	$723		$765		$151
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.05		$9.93		$9.51
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,990,510		6,627,572		417,803
Net Assets	$27,052		$65,784		$3,973

(1) Investment in securities at cost	$29,869		$69,577		$4,650
(2) Foreign currency at cost	$—	(3)	$130		$—
(3) Amount is less than $500.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands except shares and per share amounts)

	Global Commodities Stock Fund		Global Dividend Fund	Global Opportunities Fund

Assets
Investment in securities at value(1)	$10,138		$186,083	$138,054
Foreign currency at value(2)	1		—	—
Receivables
Investment securities sold	1,195		—	—
Fund shares sold	1		861	252
Dividends and interest receivable	14		283	423
Tax reclaims	2		72	124
Prepaid trustee retainer	—	(3)	1	1
Prepaid expenses	32		26	28

Total assets	11,383		187,326	138,882

Liabilities
Payables
Fund shares repurchased	28		1,324	144
Investment securities purchased	1,241		—	—
Foreign capital gain taxes payable	—		—	62
Investment advisory fees	4		102	101
Distribution and service fees	—	(3)	54	27
Administration fees	2		20	15
Transfer agent fees and expenses	1		36	30
Trustees’ fees and expenses	—	(3)	—	—
Professional fees	17		15	22
Other accrued expenses	2		5	6

Total liabilities	1,295		1,556	407

Net Assets	$10,088		$185,770	$138,475

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$15,882		$162,763	$108,640
Accumulated undistributed net investment income (loss)	(39)		(59)	77
Accumulated undistributed net realized gain (loss)	(6,284)		2,445	(3,854)
Net unrealized appreciation (depreciation) on investments	529		20,621	33,612

Net Assets	$10,088		$185,770	$138,475

Class A
Net asset value (net assets/shares outstanding) per share	$6.97		$15.01	$12.65
Maximum offering price per share NAV/(1–5.75%)	$7.40		$15.93	$13.42
Shares of beneficial interest outstanding, no par value, unlimited authorization	50,962		4,967,087	7,012,286
Net Assets	$355		$74,569	$88,690
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—	$11.19
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—	53,093
Net Assets	$—		$—	$594
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$6.81		$14.95	$11.11
Shares of beneficial interest outstanding, no par value, unlimited authorization	18,975		3,067,581	833,751
Net Assets	$130		$45,873	$9,266
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$7.02		$15.02	$12.63
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,368,704		4,348,741	3,160,675
Net Assets	$9,603		$65,328	$39,925

(1) Investment in securities at cost	$9,604		$165,450	$104,372
(2) Foreign currency at cost	$1		$—	$—
(3) Amount is less than $500.

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands except shares and per share amounts)

	Global Real Estate Securities Fund	Greater European Opportunities Fund		International Equity Fund

Assets
Investment in securities at value(1)	$85,171	$20,042		$7,500
Foreign currency at value(2)	—	1		—
Cash	—	—		—	(3)
Receivables
Investment securities sold	93	—		—
Fund shares sold	420	62		5
Receivable from adviser	—	—		1
Dividends and interest receivable	299	84		27
Tax reclaims	10	35		30
Prepaid trustee retainer	1	—	(3)	—	(3)
Prepaid expenses	31	30		20
Unrealized appreciation on forward currency contracts	—	—		—	(3)

Total assets	86,025	20,254		7,583

Liabilities
Payables
Fund shares repurchased	15	69		1
Investment securities purchased	920	7		—
Investment advisory fees	52	7		—
Distribution and service fees	14	4		1
Administration fees	10	4		1
Transfer agent fees and expenses	14	6		2
Trustees’ fees and expenses	—	—	(3)	—	(3)
Professional fees	14	17		18
Other accrued expenses	3	4		2

Total liabilities	1,042	118		25

Net Assets	$84,983	$20,136		$7,558

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$72,564	$17,703		$7,524
Accumulated undistributed net investment income (loss)	(237)	(6)		(32)
Accumulated undistributed net realized gain (loss)	292	(214)		(718)
Net unrealized appreciation (depreciation) on investments	12,364	2,653		784

Net Assets	$84,983	$20,136		$7,558

Class A
Net asset value (net assets/shares outstanding) per share	$27.88	$15.29		$10.83
Maximum offering price per share NAV/(1–5.75%)	$29.58	$16.22		$11.49
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,332,628	868,374		222,456
Net Assets	$37,159	$13,276		$2,410
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$27.48	$15.09		$10.65
Shares of beneficial interest outstanding, no par value, unlimited authorization	300,401	83,745		102,636
Net Assets	$8,253	$1,264		$1,093
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$28.04	$15.33		$10.79
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,411,040	365,077		375,921
Net Assets	$39,571	$5,596		$4,055

(1) Investment in securities at cost	$72,806	$17,387		$6,713
(2) Foreign currency at cost	$—	$1		$—
(3) Amount is less than $500.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands except shares and per share amounts)

	International Real Estate Securities Fund	International Small-Cap Fund		International Wealth Masters Fund

Assets
Investment in securities at value(1)	$44,853	$48,034		$5,219
Foreign currency at value(2)	—	—	(4)	—
Cash	—	—	(4)	—	(4)
Receivables
Investment securities sold	139	93		334
Fund shares sold	150	879		—
Receivable from adviser	—	—		5
Dividends and interest receivable	147	412		13
Tax reclaims	21	19		1
Prepaid trustee retainer	2	—	(4)	—	(4)
Prepaid expenses	20	35		2

Total assets	45,332	49,472		5,574

Liabilities
Cash overdraft	65	—		—
Payables
Fund shares repurchased	491	5		—
Investment securities purchased	218	169		368
Collateral on securities loaned	—	—		17	(3)
Investment advisory fees	28	34		—
Distribution and service fees	5	1		—	(4)
Administration fees	5	5		1
Transfer agent fees and expenses	8	6		—	(4)
Trustees’ fees and expenses	— (4)	—	(4)	—	(4)
Professional fees	16	16		5
Other accrued expenses	5	12		—

Total liabilities	841	248		391

Net Assets	$44,491	$49,224		$5,183

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$46,533	$50,371		$5,036
Accumulated undistributed net investment income (loss)	(1,507)	(62)		15
Accumulated undistributed net realized gain (loss)	(10,973)	744		40
Net unrealized appreciation (depreciation) on investments	10,438	(1,829)		92

Net Assets	$44,491	$49,224		$5,183

Class A
Net asset value (net assets/shares outstanding) per share	$6.93	$12.24		$10.28
Maximum offering price per share NAV/(1–5.75%)	$7.35	$12.99		$10.91
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,843,448	147,821		10,749
Net Assets	$12,780	$1,809		$110
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$6.92	$12.14		$10.26
Shares of beneficial interest outstanding, no par value, unlimited authorization	329,899	86,730		10,349
Net Assets	$2,282	$1,053		$106
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$6.93	$12.26		$10.29
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,245,496	3,771,889		482,490
Net Assets	$29,429	$46,261		$4,967
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—	$12.26		$—
Shares of beneficial interest outstanding, no par value, unlimited authorizaton	—	8,227		—
Net Assets	$—	$101		$—

(1) Investment in securities at cost	$34,413	$49,854		$5,127
(2) Foreign currency at cost	$—	$—	(4)	$—
(3) Market value of securities on loan	$—	$—		$16
(4) Amount is less than $500.

See Notes to Financial Statements

31

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Emerging Markets Debt Fund	Emerging Markets Equity Income Fund	Emerging Markets Small-Cap Fund

Investment Income
Dividends	$—	$875	$66
Interest	947	—	—	(1)
Foreign taxes withheld	(2)	(110)	(8)

Total investment income	945	765	58

Expenses
Investment advisory fees	112	410	25
Service fees, Class A	1	1	—	(1)
Distribution and service fees, Class C	4	4	1
Administration fees	18	46	3
Transfer agent fees and expenses	10	33	1
Registration fees	20	21	22
Printing fees and expenses	2	4	—	(1)
Custodian fees	2	33	3
Professional fees	18	18	15
Trustees’ fees and expenses	1	2	—	(1)
Miscellaneous expenses	2	2	1

Total expenses	190	574	71
Less expenses reimbursed and/or waived by investment adviser	(19)	—	(36)
Plus expenses recaptured by investment advisor	—	17 (2)	—

Net expenses	171	591	35

Net investment income (loss)	774	174	23

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,126)	(3,418)	34
Net realized gain (loss) on foreign currency transactions	(6)	(47)	—	(1)
Net change in unrealized appreciation (depreciation) on investments	(974)	49	(248)
Net change in unrealized appreciation (depreciation) on foreign currency translation	1	— (1)	—	(1)

Net gain (loss) on investments	(2,105)	(3,416)	(214)

Net increase (decrease) in net assets resulting from operations	$(1,331)	$(3,242)	$(191)

(1) Amount is less than $500.

(2) See Note 4D in the Notes to Financial Statements.

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Global Commodities Stock Fund	Global Dividend Fund		Global Opportunities Fund

Investment Income
Dividends	$91	$2,656		$1,064
Interest	— (1)	—	(1)	— (1)
Security lending	—	—		3
Foreign taxes withheld	(7)	(129)		(45)

Total investment income	84	2,527		1,022

Expenses
Investment advisory fees	58	536		558
Service fees, Class A	1	86		111
Distribution and service fees, Class B	—	—		3
Distribution and service fees, Class C	1	177		25
Administration fees	7	98		78
Transfer agent fees and expenses	4	92		78
Registration fees	19	34		26
Printing fees and expenses	1	8		7
Custodian fees	5	6		9
Professional fees	15	15		20
Trustees’ fees and expenses	— (1)	3		2
Miscellaneous expenses	2	4		4

Total expenses	113	1,059		921
Less expenses reimbursed and/or waived by investment adviser	(30)	(—	)(1)	—

Net expenses	83	1,059		921

Net investment income (loss)	1	1,468		101

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,215)	3,657		(1,341)
Net realized gain (loss) on foreign currency transactions	6	(8)		(16)
Net change in unrealized appreciation (depreciation) on investments	(1,060)	(6,081)		7,421
Net change in unrealized appreciation (depreciation) on foreign currency translation	(6)	(4)		(1)
Net change in foreign taxes on unrealized capital gains	—	—		(45)

Net gain (loss) on investments	(2,275)	(2,436)		6,018

Net increase (decrease) in net assets resulting from operations	$(2,274)	$(968)		$6,119

(1) Amount is less than $500.

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Global Real Estate Securities Fund	Greater European Opportunities Fund	International Equity Fund

Investment Income
Dividends	$1,571	$197	$75
Interest	— (1)	—	—
Foreign taxes withheld	(53)	(13)	(7)

Total investment income	1,518	184	68

Expenses
Investment advisory fees	293	74	41
Service fees, Class A	36	16	4
Distribution and service fees, Class C	34	5	4
Administration fees	41	10	6
Transfer agent fees and expenses	49	17	6
Registration fees	19	19	20
Printing fees and expenses	4	1	1
Custodian fees	5	4	3
Professional fees	17	16	19
Trustees’ fees and expenses	1	— (1)	— (1)
Miscellaneous expenses	2	2	1

Total expenses	501	164	105
Less expenses reimbursed and/or waived by investment adviser	(34)	(39)	(35)

Net expenses	467	125	70

Net investment income (loss)	1,051	59	(2)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	102	(70)	(661)
Net realized gain (loss) on foreign currency transactions	(5)	(24)	133
Net change in unrealized appreciation (depreciation) on investments	6,756	489	437
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)	— (1)	(42)

Net gain (loss) on investments	6,853	395	(133)

Net increase (decrease) in net assets resulting from operations	$7,904	$454	$(135)

(1) Amount is less than $500.

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	International Real Estate Securities Fund	International Small-Cap Fund	International Wealth Masters Fund(2)

Investment Income
Dividends	$1,711	$586	$42
Interest	—	1	—	(1)
Security lending	—	—	—	(1)
Foreign taxes withheld	(74)	(42)	(3)

Total investment income	1,637	545	39

Expenses
Investment advisory fees	207	225	17
Service fees, Class A	15	2	—	(1)
Distribution and service fees, Class C	11	5	—	(1)
Administration fees	25	27	3
Transfer agent fees and expenses	27	28	1
Registration fees	19	22	16
Printing fees and expenses	3	3	—	(1)
Custodian fees	6	12	7
Professional fees	15	16	15
Trustees’ fees and expenses	1	1	—	(1)
Miscellaneous expenses	2	2	1

Total expenses	331	343	60
Less expenses reimbursed and/or waived by investment adviser	(46)	(32)	(36)

Net expenses	285	311	24

Net investment income (loss)	1,352	234	15

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(909)	1,412	29
Net realized gain (loss) on foreign currency transactions	(8)	(5)	11
Net change in unrealized appreciation (depreciation) on investments	1,740	(2,429)	92
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)	(5)	—	(1)

Net gain (loss) on investments	823	(1,027)	132

Net increase (decrease) in net assets resulting from operations	$2,175	$(793)	$147

(1) Amount is less than $500.

(2) From Inception date November 17, 2014.

See Notes to Financial Statements

35

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Emerging Markets Debt Fund			Emerging Markets Equity Income Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$774	$1,522		$174	$1,712
Net realized gain (loss)	(1,132)	(425)		(3,465)	183
Net change in unrealized appreciation (depreciation)	(973)	1,072		49	34

Increase (decrease) in net assets resulting from operations	(1,331)	2,169		(3,242)	1,929

From Distributions to Shareholders
Net investment income, Class A	(20)	(104)		(17)	(20)
Net investment income, Class C	(15)	(19)		(9)	(6)
Net investment income, Class I	(714)	(1,338)		(1,275)	(586)
Net realized short-term gains, Class A	—	—		(6)	—
Net realized short-term gains, Class C	—	—		(4)	—
Net realized short-term gains, Class I	—	—		(410)	—
Tax return of capital, Class A	—	(3)		—	—
Tax return of capital, Class C	—	(—	)(1)	—	—
Tax return of capital, Class I	—	(44)		—	—

Decrease in net assets from distributions to shareholders	(749)	(1,508)		(1,721)	(612)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(58)	(2,299)		41	390
Change in net assets from share transactions, Class C	(14)	410		13	373
Change in net assets from share transactions, Class I	(2,431)	6,190		(10,116)	70,772

Increase (decrease) in net assets from share transactions	(2,503)	4,301		(10,062)	71,535

Net increase (decrease) in net assets	(4,583)	4,962		(15,025)	72,852

Net Assets
Beginning of period	33,222	28,260		82,754	9,902

End of period	$28,639	$33,222		$67,729	$82,754

Accumulated undistributed net investment income (loss) at end of period	$21	$(4)		$119	$1,246

(1) Amount is less than $500.

See Notes to Financial Statements

36

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Emerging Markets Small-Cap Fund			Global Commodities Stock Fund
	Six Months Ended March 31, 2015 (Unaudited)	From Inception December 17, 2013 to September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$23	$64		$1	$(29)
Net realized gain (loss)	34	98		(1,209)	(535)
Net change in unrealized appreciation (depreciation)	(248)	(63)		(1,066)	(573)

Increase (decrease) in net assets resulting from operations	(191)	99		(2,274)	(1,137)

From Distributions to Shareholders
Net investment income, Class A	(3)	(—	)(1)	—	—
Net investment income, Class C	(1)	(—	)(1)	—	—
Net investment income, Class I	(60)	(7)		—	—
Net realized short-term gains, Class A	(5)	—		—	—
Net realized short-term gains, Class C	(3)	—		—	—
Net realized short-term gains, Class I	(102)	—		—	—

Decrease in net assets from distributions to shareholders	(174)	(7)		—	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	60	215		(138)	99
Change in net assets from share transactions, Class C	4	155		(151)	55
Change in net assets from share transactions, Class I	825	3,394		(3,737)	(12,063)

Increase (decrease) in net assets from share transactions	889	3,764		(4,026)	(11,909)

Net increase (decrease) in net assets	524	3,856		(6,300)	(13,046)

Net Assets
Beginning of period	3,856	—		16,388	29,434

End of period	$4,380	$3,856		$10,088	$16,388

Accumulated undistributed net investment income (loss) at end of period	$20	$61		$(39)	$(40)

(1) Amount is less than $500.

See Notes to Financial Statements

37

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Dividend Fund		Global Opportunities Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,468	$6,643	$101	$882
Net realized gain (loss)	3,649	11,967	(1,357)	5,221
Net change in unrealized appreciation (depreciation)	(6,085)	1,563	7,375	5,240

Increase (decrease) in net assets resulting from operations	(968)	20,173	6,119	11,343

From Distributions to Shareholders
Net investment income, Class A	(885)	(2,550)	(458)	(512)
Net investment income, Class B	—	—	(1)	(—	)(1)
Net investment income, Class C	(341)	(820)	(9)	(3)
Net investment income, Class I	(853)	(2,785)	(230)	(313)
Net realized long-term gains, Class A	(600)	—	—	—
Net realized long-term gains, Class C	(301)	—	—	—
Net realized long-term gains, Class I	(524)	—	—	—

Decrease in net assets from distributions to shareholders	(3,504)	(6,155)	(698)	(828)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	15,730	1,908	7,127	(8,082)
Change in net assets from share transactions, Class B	—	—	(86)	(213)
Change in net assets from share transactions, Class C	20,622	6,599	5,716	213
Change in net assets from share transactions, Class I	11,338	(21,781)	4,535	1,594

Increase (decrease) in net assets from share transactions	47,690	(13,274)	17,292	(6,488)

Net increase (decrease) in net assets	43,218	744	22,713	4,027

Net Assets
Beginning of period	142,552	141,808	115,762	111,735

End of period	$185,770	$142,552	$138,475	$115,762

Accumulated undistributed net investment income (loss) at end of period	$(59)	$552	$77	$674

(1) Amount is less than $500.

See Notes to Financial Statements

38

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Real Estate Securities Fund		Greater European Opportunities Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,051	$720	$59	$95
Net realized gain (loss)	97	855	(94)	140
Net change in unrealized appreciation (depreciation)	6,756	2,778	489	(600)

Increase (decrease) in net assets resulting from operations	7,904	4,353	454	(365)

From Distributions to Shareholders
Net investment income, Class A	(613)	(230)	(82)	(52)
Net investment income, Class C	(119)	(29)	—	(2)
Net investment income, Class I	(820)	(440)	(24)	(12)
Net realized short-term gains, Class A	(21)	(21)	—	(197)
Net realized short-term gains, Class C	(5)	(5)	—	(15)
Net realized short-term gains, Class I	(26)	(34)	—	(30)
Net realized long-term gains, Class A	(66)	(86)	(154)	(125)
Net realized long-term gains, Class C	(17)	(20)	(13)	(9)
Net realized long-term gains, Class I	(81)	(143)	(31)	(19)

Decrease in net assets from distributions to shareholders	(1,768)	(1,008)	(304)	(461)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	13,191	4,968	591	(83)
Change in net assets from share transactions, Class C	1,753	2,073	139	576
Change in net assets from share transactions, Class I	9,566	(232)	2,672	959

Increase (decrease) in net assets from share transactions	24,510	6,809	3,402	1,452

Net increase (decrease) in net assets	30,646	10,154	3,552	626

Net Assets
Beginning of period	54,337	44,183	16,584	15,958

End of period	$84,983	$54,337	$20,136	$16,584

Accumulated undistributed net investment income (loss) at end of period	$(237)	$259	$(6)	$41

See Notes to Financial Statements

39

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Equity Fund		International Real Estate Securities Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(2)	$94	$1,352	$1,103
Net realized gain (loss)	(528)	(130)	(917)	2,034
Net change in unrealized appreciation (depreciation)	395	247	1,740	320

Increase (decrease) in net assets resulting from operations	(135)	211	2,175	3,457

From Distributions to Shareholders
Net investment income, Class A	(30)	(61)	(778)	(188)
Net investment income, Class C	(1)	(7)	(118)	(27)
Net investment income, Class I	(53)	(69)	(1,837)	(696)
Net realized short-term gains, Class A	—	(34)	—	—
Net realized short-term gains, Class C	—	(2)	—	—
Net realized short-term gains, Class I	—	(29)	—	—

Decrease in net assets from distributions to shareholders	(84)	(202)	(2,733)	(911)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(1,395)	3,770	1,662	427
Change in net assets from share transactions, Class C	287	686	(251)	525
Change in net assets from share transactions, Class I	(2,269)	4,210	1,090	(3,094)

Increase (decrease) in net assets from share transactions	(3,377)	8,666	2,501	(2,142)

Net increase (decrease) in net assets	(3,596)	8,675	1,943	404

Net Assets
Beginning of period	11,154	2,479	42,548	42,144

End of period	$7,558	$11,154	$44,491	$42,548

Accumulated undistributed net investment income (loss) at end of period	$(32)	$54	$(1,507)	$(140)

See Notes to Financial Statements

40

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Small-Cap Fund		International Wealth Masters Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	From inception November 17, 2014 to March 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$234	$1,120	$15
Net realized gain (loss)	1,407	2,642	40
Net change in unrealized appreciation (depreciation)	(2,434)	(1,455)	92

Increase (decrease) in net assets resulting from operations	(793)	2,307	147

From Distributions to Shareholders
Net investment income, Class A	(31)	(45)	—
Net investment income, Class C	(18)	(14)	—
Net investment income, Class I	(771)	(815)	—
Net investment income, Class R6	(2)	—	—
Net realized short-term gains, Class A	(84)	(8)	—
Net realized short-term gains, Class C	(53)	(9)	—
Net realized short-term gains, Class I	(1,926)	(316)	—
Net realized short-term gains, Class R6	(5)	—	—
Net realized long-term gains, Class A	(46)	—	—
Net realized long-term gains, Class C	(29)	—	—
Net realized long-term gains, Class I	(1,049)	—	—
Net realized long-term gains, Class R6	(3)	—	—

Decrease in net assets from distributions to shareholders	(4,017)	(1,207)	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(482)	2,059	107
Change in net assets from share transactions, Class C	(9)	802	104
Change in net assets from share transactions, Class I	4,146	27,409	4,825
Change in net assets from share transactions, Class R6	109	—	—

Increase (decrease) in net assets from share transactions	3,764	30,270	5,036

Net increase (decrease) in net assets	(1,046)	31,370	5,183

Net Assets
Beginning of period	50,270	18,900	—

End of period	$49,224	$50,270	$5,183

Accumulated undistributed net investment income (loss) at end of period	$(62)	$526	$15

See Notes to Financial Statements

41

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Tax Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Emerging Markets
Debt Fund
Class A
10/1/14 to 3/31/15(9)	$9.69	0.23	(0.87)	(0.64)	—	—	—	—	(0.64)	$9.05	(4.35	)%(4)	$864	1.35	%(3)	1.48	%(3)	4.97	%(3)	21	%(4)
10/1/13 to 9/30/14	9.43	0.47	0.26	0.73	(0.46)	—	(0.01)	(0.47)	0.26	9.69	7.83		982	1.35		1.52		4.88		39
10/1/12 to 9/30/13	10.09	0.48	(0.64)	(0.16)	(0.48)	(0.02)	—	(0.50)	(0.66)	9.43	(1.94)		3,200	1.35		1.55		4.92		60
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	—	0.09	10.09	0.90	(4)	101	1.35	(3)	3.49	(3)	3.35	(3)	13	(4)

Class C
10/1/14 to 3/31/15(9)	$9.68	0.19	(0.82)	(0.63)	—	—	—	—	(0.63)	$9.05	(4.61	)%(4)	$723	2.10	%(3)	2.23	%(3)	4.22	%(3)	21	%(4)
10/1/13 to 9/30/14	9.42	0.40	0.25	0.65	(0.38)	—	(0.01)	(0.39)	0.26	9.68	7.03		788	2.10		2.21		4.08		39
10/1/12 to 9/30/13	10.09	0.41	(0.66)	(0.25)	(0.40)	(0.02)	—	(0.42)	(0.67)	9.42	(2.68)		374	2.10		2.32		4.11		60
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	—	0.09	10.09	0.90	(4)	110	2.10	(3)	4.26	(3)	2.63	(3)	13	(4)

Class I
10/1/14 to 3/31/15(9)	$9.68	0.24	(0.87)	(0.63)	—	—	—	—	(0.63)	$9.05	(4.13	)%(4)	$27,052	1.10	%(3)	1.23	%(3)	5.21	%(3)	21	%(4)
10/1/13 to 9/30/14	9.42	0.49	0.26	0.75	(0.48)	—	(0.01)	(0.49)	0.26	9.68	8.11		31,452	1.10		1.23		5.09		39
10/1/12 to 9/30/13	10.10	0.50	(0.66)	(0.16)	(0.50)	(0.02)	—	(0.52)	(0.68)	9.42	(1.80)		24,686	1.10		1.33		4.99		60
9/5/12(6) to 9/30/12	10.00	0.02	0.08	0.10	—	—	—	—	0.10	10.10	1.00	(4)	25,036	1.10	(3)	3.24	(3)	3.61	(3)	13	(4)
Emerging Markets
Equity Income Fund
Class A
10/1/14 to 3/31/15(9)	$10.54	0.01	(0.44)	(0.43)	(0.15)	(0.05)	—	(0.20)	(0.63)	$9.91	(4.02	)%(4)	$1,180	1.75	%(3)	1.71	%(3)	0.25	%(3)	36	%(4)
10/1/13 to 9/30/14	10.57	0.21	(0.05)	0.16	(0.19)	—	—	(0.19)	(0.03)	10.54	1.54		1,210	1.75		1.95		1.96		72
10/1/12 to 9/30/13	10.59	0.31	(0.07)	0.24	(0.07)	(0.19)	—	(0.26)	(0.02)	10.57	2.19		830	1.75		2.90		3.00		100
9/5/12(6) to 9/30/12	10.00	(0.01)	0.60	0.59	—	—	—	—	0.59	10.59	5.90	(4)	106	1.75	(3)	10.28	(3)	(0.78	)(3)	37	(4)

Class C
10/1/14 to 3/31/15(9)	$10.50	(0.03)	(0.43)	(0.46)	(0.12)	(0.05)	—	(0.17)	(0.63)	$9.87	(4.39	)%(4)	$765	2.50	%(3)	2.46	%(3)	(0.52	)%(3)	36	%(4)
10/1/13 to 9/30/14	10.54	0.15	(0.07)	0.08	(0.12)	—	—	(0.12)	(0.04)	10.50	0.80		799	2.50		2.65		1.39		72
10/1/12 to 9/30/13	10.58	0.20	(0.03)	0.17	(0.02)	(0.19)	—	(0.21)	(0.04)	10.54	1.48		417	2.50		3.77		1.89		100
9/5/12(6) to 9/30/12	10.00	(0.01)	0.59	0.58	—	—	—	—	0.58	10.58	5.80	(4)	106	2.50	(3)	11.03	(3)	(1.54	)(3)	37	(4)

Class I
10/1/14 to 3/31/15(9)	$10.56	0.02	(0.43)	(0.41)	(0.17)	(0.05)	—	(0.22)	(0.63)	$9.93	(3.87	)%(4)	$65,784	1.50	%(3)	1.46	%(3)	0.46	%(3)	36	%(4)
10/1/13 to 9/30/14	10.58	0.27	(0.08)	0.19	(0.21)	—	—	(0.21)	(0.02)	10.56	1.87		80,745	1.50		1.51		2.60		72
10/1/12 to 9/30/13	10.59	0.27	(0.01)	0.26	(0.08)	(0.19)	—	(0.27)	(0.01)	10.58	2.39		8,655	1.50		2.87		2.56		100
9/5/12(6) to 9/30/12	10.00	— (5)	0.59	0.59	—	—	—	—	0.59	10.59	5.90	(4)	5,082	1.50	(3)	10.03	(3)	(0.54	)(3)	37	(4)
Emerging Markets
Small-Cap Fund
Class A
10/1/14 to 3/31/15(9)	$10.32	0.04	(0.52)	(0.48)	(0.12)	(0.23)	—	(0.35)	(0.83)	$9.49	(4.74	)%(4)	$256	1.85	%(3)	3.58	%(3)	0.87	%(3)	22	%(4)
12/17/13(6) to 9/30/14	10.00	0.18	0.16	0.34	(0.02)	—	—	(0.02)	0.32	10.32	3.45	(4)	217	1.85	(3)	4.82	(3)	2.25	(3)	44	(4)

Class C
10/1/14 to 3/31/15(9)	$10.26	— (5)	(0.52)	(0.52)	(0.06)	(0.23)	—	(0.29)	(0.81)	$9.45	(5.12	)%(4)	$151	2.60	%(3)	4.32	%(3)	0.05	%(3)	22	%(4)
12/17/13(6) to 9/30/14	10.00	0.12	0.16	0.28	(0.02)	—	—	(0.02)	0.26	10.26	2.82	(4)	159	2.60	(3)	5.59	(3)	1.54	(3)	44	(4)

Class I
10/1/14 to 3/31/15(9)	$10.34	0.06	(0.53)	(0.47)	(0.13)	(0.23)	—	(0.36)	(0.83)	$9.51	(4.61	)%(4)	$3,973	1.60	%(3)	3.32	%(3)	1.17	%(3)	22	%(4)
12/17/13(6) to 9/30/14	10.00	0.20	0.17	0.37	(0.03)	—	—	(0.03)	0.34	10.34	3.66	(4)	3,480	1.60	(3)	4.64	(3)	2.50	(3)	44	(4)
The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

42

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Commodities
Stock Fund
Class A
10/1/14 to 3/31/15(9)	$8.33	(0.01)	(1.35)	(1.36)	—	—	—	(1.36)	$6.97	(16.45	)%(4)	$355	1.65	%(3)	2.17	%(3)	(0.20	)%(3)	93	%(4)
10/1/13 to 9/30/14	8.94	(0.03)	(0.58)	(0.61)	—	—	—	(0.61)	8.33	(6.82)		587	1.65		1.81		(0.33)		164
10/1/12 to 9/30/13	9.96	(0.01)	(0.84)	(0.85)	(0.17)	—	(0.17)	(1.02)	8.94	(8.61)		530	1.65		1.87		(0.07)		132
10/1/11 to 9/30/12	8.16	— (5)	1.82	1.82	(0.02)	—	(0.02)	1.80	9.96	22.30		936	1.65		1.91		(0.03)		96
3/15/11(6) to 9/30/11	10.00	(0.01)	(1.83)	(1.84)	—	—	—	(1.84)	8.16	(18.40	)(4)	204	1.65	(3)	5.40	(3)	(0.14	)(3)	32	(4)

Class C
10/1/14 to 3/31/15(9)	$8.18	(0.04)	(1.33)	(1.37)	—	—	—	(1.37)	$6.81	(16.85	)%(4)	$130	2.40	%(3)	2.90	%(3)	(1.00	)%(3)	93	%(4)
10/1/13 to 9/30/14	8.85	(0.10)	(0.57)	(0.67)	—	—	—	(0.67)	8.18	(7.46)		329	2.40		2.56		(1.08)		164
10/1/12 to 9/30/13	9.87	(0.08)	(0.82)	(0.90)	(0.12)	—	(0.12)	(1.02)	8.85	(9.14)		300	2.40		2.62		(0.84)		132
10/1/11 to 9/30/12	8.13	(0.08)	1.82	1.74	—	—	—	1.74	9.87	21.40		117	2.40		2.60		(0.86)		96
3/15/11(6) to 9/30/11	10.00	(0.05)	(1.82)	(1.87)	—	—	—	(1.87)	8.13	(18.70	)(4)	99	2.40	(3)	6.73	(3)	(0.90	)(3)	32	(4)

Class I
10/1/14 to 3/31/15(9)	$8.39	— (5)	(1.37)	(1.37)	—	—	—	(1.37)	$7.02	(16.23	)%(4)	$9,603	1.40	%(3)	1.91	%(3)	0.04	%(3)	93	%(4)
10/1/13 to 9/30/14	8.97	(0.01)	(0.57)	(0.58)	—	—	—	(0.58)	8.39	(6.58)		15,472	1.40		1.55		(0.10)		164
10/1/12 to 9/30/13	9.98	0.02	(0.84)	(0.82)	(0.19)	—	(0.19)	(1.01)	8.97	(8.34)		28,604	1.40		1.62		0.18		132
10/1/11 to 9/30/12	8.17	0.01	1.84	1.85	(0.04)	—	(0.04)	1.81	9.98	22.67		18,658	1.40		1.59		0.14		96
3/15/11(6) to 9/30/11	10.00	0.01	(1.84)	(1.83)	—	—	—	(1.83)	8.17	(18.30	)(4)	15,692	1.40	(3)	2.92	(3)	0.14	(3)	32	(4)
Global Dividend
Fund
Class A
10/1/14 to 3/31/15(9)	$15.38	0.14	(0.19)	(0.05)	(0.19)	(0.13)	(0.32)	(0.37)	$15.01	(0.30	)%(4)	$74,569	1.21	%(3)	1.21	%(3)	1.87	%(3)	12	%(4)
10/1/13 to 9/30/14	13.94	0.71	1.40	2.11	(0.67)	—	(0.67)	1.44	15.38	15.21		60,673	1.29		1.29		4.69		24
10/1/12 to 9/30/13	12.88	0.35	1.05	1.40	(0.34)	—	(0.34)	1.06	13.94	11.05		53,354	1.28		1.28		2.62		14
10/1/11 to 9/30/12	10.97	0.31	1.95	2.26	(0.35)	—	(0.35)	1.91	12.88	20.80		36,347	1.32		1.32		2.59		21
10/1/10 to 9/30/11	10.71	0.33	0.25	0.58	(0.32)	—	(0.32)	0.26	10.97	5.40		23,120	1.34		1.34		2.89		16
10/1/09 to 9/30/10	9.97	0.26	0.77	1.03	(0.29)	—	(0.29)	0.74	10.71	10.48		24,794	1.33		1.33		2.51		22

Class C
10/1/14 to 3/31/15(9)	$15.33	0.08	(0.18)	(0.10)	(0.15)	(0.13)	(0.28)	(0.38)	$14.95	(0.67	)%(4)	$45,873	1.97	%(3)	1.97	%(3)	1.06	%(3)	12	%(4)
10/1/13 to 9/30/14	13.90	0.58	1.41	1.99	(0.56)	—	(0.56)	1.43	15.33	14.37		26,322	2.04		2.04		3.82		24
10/1/12 to 9/30/13	12.85	0.25	1.05	1.30	(0.25)	—	(0.25)	1.05	13.90	10.23		17,969	2.03		2.03		1.85		14
10/1/11 to 9/30/12	10.95	0.23	1.93	2.16	(0.26)	—	(0.26)	1.90	12.85	19.97		9,117	2.07		2.07		1.88		21
10/1/10 to 9/30/11	10.69	0.24	0.26	0.50	(0.24)	—	(0.24)	0.26	10.95	4.51		6,138	2.09		2.09		2.11		16
10/1/09 to 9/30/10	9.95	0.20	0.75	0.95	(0.21)	—	(0.21)	0.74	10.69	9.70		7,160	2.10		2.10		1.98		22

Class I
10/1/14 to 3/31/15(9)	$15.38	0.16	(0.18)	(0.02)	(0.21)	(0.13)	(0.34)	(0.36)	$15.02	(0.11	)%(4)	$65,328	0.97	%(3)	0.97	%(3)	2.10	%(3)	12	%(4)
10/1/13 to 9/30/14	13.94	0.74	1.41	2.15	(0.71)	—	(0.71)	1.44	15.38	15.49		55,557	1.04		1.04		4.87		24
10/1/12 to 9/30/13	12.89	0.39	1.04	1.43	(0.38)	—	(0.38)	1.05	13.94	11.23		70,485	1.03		1.03		2.86		14
10/1/11 to 9/30/12	10.97	0.35	1.95	2.30	(0.38)	—	(0.38)	1.92	12.89	21.19		48,830	1.07		1.07		2.85		21
10/1/10 to 9/30/11	10.72	0.36	0.24	0.60	(0.35)	—	(0.35)	0.25	10.97	5.56		33,865	1.09		1.09		3.16		16
10/1/09 to 9/30/10	9.96	0.31	0.76	1.07	(0.31)	—	(0.31)	0.76	10.72	10.96		37,094	1.10		1.10		3.04		22

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

43

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Opportunities
Fund
Class A
10/1/14 to 3/31/15(9)	$12.12	0.01	0.58	0.59	(0.06)	—	(0.06)	0.53	$12.65	4.89	%(4)	$88,690	1.44	%(3)	1.44	%(3)	0.09	%(3)	15	%(4)
10/1/13 to 9/30/14	11.07	0.08	1.04	1.12	(0.07)	—	(0.07)	1.05	12.12	10.18		77,738	1.48		1.46		0.70		41
10/1/12 to 9/30/13	9.91	0.07	1.12	1.19	(0.03)	—	(0.03)	1.16	11.07	12.05		78,434	1.55		1.50		0.69		61
10/1/11 to 9/30/12	7.91	0.05	1.99	2.04	(0.04)	—	(0.04)	2.00	9.91	25.80		71,592	1.55		1.55		0.53		73
10/1/10 to 9/30/11	7.79	0.05	0.15	0.20	(0.08)	—	(0.08)	0.12	7.91	2.54		54,916	1.55		1.67		0.65		56
10/1/09 to 9/30/10	6.67	0.09	1.11	1.20	(0.08)	—	(0.08)	1.12	7.79	18.09		59,088	1.57	(7)	1.66		1.21		78

Class B
10/1/14 to 3/31/15(9)	$10.73	(0.04)	0.52	0.48	(0.02)	—	(0.02)	0.46	$11.19	4.50	%(4)	$594	2.19	%(3)	2.19	%(3)	(0.72	)%(3)	15	%(4)
10/1/13 to 9/30/14	9.81	(0.01)	0.93	0.92	—	—	—	0.92	10.73	9.38		652	2.23		2.21		(0.09)		41
10/1/12 to 9/30/13	8.82	(0.01)	1.00	0.99	—	—	—	0.99	9.81	11.22		798	2.30		2.25		(0.10)		61
10/1/11 to 9/30/12	7.06	(0.02)	1.78	1.76	—	—	—	1.76	8.82	24.93		1,048	2.30		2.30		(0.28)		73
10/1/10 to 9/30/11	6.97	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.06	1.76		915	2.30		2.42		(0.14)		56
10/1/09 to 9/30/10	6.00	0.03	0.99	1.02	(0.05)	—	(0.05)	0.97	6.97	17.09		1,294	2.32	(7)	2.41		0.43		78

Class C
10/1/14 to 3/31/15(9)	$10.66	(0.01)	0.48	0.47	(0.02)	—	(0.02)	0.45	$11.11	4.52	%(4)	$9,266	2.20	%(3)	2.20	%(3)	(0.17	)%(3)	15	%(4)
10/1/13 to 9/30/14	9.76	— (5)	0.91	0.91	(0.01)	—	(0.01)	0.90	10.66	9.32		3,455	2.23		2.21		(0.04)		41
10/1/12 to 9/30/13	8.77	—	0.99	0.99	—	—	—	0.99	9.76	11.29		2,963	2.30		2.24		(0.03)		61
10/1/11 to 9/30/12	7.02	(0.02)	1.77	1.75	—	—	—	1.75	8.77	24.93		1,700	2.30		2.30		(0.25)		73
10/1/10 to 9/30/11	6.93	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.02	1.77		813	2.30		2.42		(0.11)		56
10/1/09 to 9/30/10	5.97	0.03	0.98	1.01	(0.05)	—	(0.05)	0.96	6.93	17.01		806	2.32	(7)	2.41		0.48		78

Class I
10/1/14 to 3/31/15(9)	$12.11	0.02	0.58	0.60	(0.08)	—	(0.08)	0.52	$12.63	4.95	%(4)	$39,925	1.19	%(3)	1.19	%(3)	0.38	%(3)	15	%(4)
10/1/13 to 9/30/14	11.07	0.11	1.05	1.16	(0.12)	—	(0.12)	1.04	12.11	10.49		33,917	1.23		1.21		0.97		41
10/1/12 to 9/30/13	9.91	0.10	1.12	1.22	(0.06)	—	(0.06)	1.16	11.07	12.36		29,540	1.30		1.30		0.94		61
8/8/12(6) to 9/30/12(6)	9.38	— (5)	0.53	0.53	—	—	—	0.53	9.91	5.54	(4)	23,617	1.30	(3)	1.30	(3)	0.02	(3)	73	(4)
Global Real Estate
Securities Fund
Class A
10/1/14 to 3/31/15(9)	$25.18	0.41	3.02	3.43	(0.64)	(0.09)	(0.73)	2.70	$27.88	13.72	%(4)	$37,159	1.40	%(3)	1.50	%(3)	3.03	%(3)	8	%(4)
10/1/13 to 9/30/14	23.14	0.38	2.19	2.57	(0.36)	(0.17)	(0.53)	2.04	25.18	11.36		21,502	1.40		1.57		1.52		29
10/1/12 to 9/30/13	22.40	0.35	1.09	1.44	(0.70)	—	(0.70)	0.74	23.14	6.48		15,306	1.40		1.66		1.51		18
10/1/11 to 9/30/12	17.78	0.33	4.77	5.10	(0.11)	(0.37)	(0.48)	4.62	22.40	29.21		8,695	1.40		2.37		1.61		31
10/1/10 to 9/30/11	19.84	0.50	(0.90)	(0.40)	(1.01)	(0.65)	(1.66)	(2.06)	17.78	(2.57)		5,275	1.40		3.16		2.48		41
10/1/09 to 9/30/10	18.33	0.40	3.31	3.71	(1.55)	(0.65)	(2.20)	1.51	19.84	22.42		2,492	1.40		4.07		2.21		28

Class C
10/1/14 to 3/31/15(9)	$24.77	0.30	2.99	3.29	(0.49)	(0.09)	(0.58)	2.71	$27.48	13.37	%(4)	$8,253	2.15	%(3)	2.25	%(3)	2.23	%(3)	8	%(4)
10/1/13 to 9/30/14	22.78	0.22	2.13	2.35	(0.19)	(0.17)	(0.36)	1.99	24.77	10.51		5,850	2.15		2.32		0.92		29
10/1/12 to 9/30/13	22.14	0.18	1.08	1.26	(0.62)	—	(0.62)	0.64	22.78	5.70		3,545	2.15		2.41		0.80		18
10/1/11 to 9/30/12	17.65	0.17	4.72	4.89	(0.03)	(0.37)	(0.40)	4.49	22.14	28.18		1,356	2.15		3.11		0.83		31
10/1/10 to 9/30/11	19.67	0.35	(0.88)	(0.53)	(0.84)	(0.65)	(1.49)	(2.02)	17.65	(3.25)		486	2.15		3.91		1.73		41
10/1/09 to 9/30/10	18.25	0.27	3.29	3.56	(1.49)	(0.65)	(2.14)	1.42	19.67	21.55		262	2.15		4.83		1.50		28

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

44

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Real Estate Securities Fund
(Continued)
Class I
10/1/14 to 3/31/15(9)	$25.33	0.45	3.05	3.50	(0.70)	(0.09)	(0.79)	2.71	$28.04	13.90	%(4)	$39,571	1.15	%(3)	1.25	%(3)	3.25	%(3)	8	%(4)
10/1/13 to 9/30/14	23.28	0.41	2.22	2.63	(0.41)	(0.17)	(0.58)	2.05	25.33	11.60		26,985	1.15		1.32		1.65		29
10/1/12 to 9/30/13	22.51	0.42	1.09	1.51	(0.74)	—	(0.74)	0.77	23.28	6.78		25,332	1.15		1.41		1.78		18
10/1/11 to 9/30/12	17.85	0.45	4.71	5.16	(0.13)	(0.37)	(0.50)	4.66	22.51	29.50		12,063	1.15		1.93		2.04		31
10/1/10 to 9/30/11	19.91	0.63	(0.97)	(0.34)	(1.07)	(0.65)	(1.72)	(2.06)	17.85	(2.26)		609	1.15		2.92		3.07		41
10/1/09 to 9/30/10	18.36	0.47	3.30	3.77	(1.57)	(0.65)	(2.22)	1.55	19.91	22.77		678	1.15		3.90		2.63		28
Greater European
Opportunities Fund
Class A
10/1/14 to 3/31/15(9)	$15.32	0.04	0.22	0.26	(0.10)	(0.19)	(0.29)	(0.03)	$15.29	1.79	%(4)	$13,276	1.45	%(3)	1.90	%(3)	0.55	%(3)	20	%(4)
10/1/13 to 9/30/14	15.87	0.09	(0.22)	(0.13)	(0.06)	(0.36)	(0.42)	(0.55)	15.32	(0.88)		12,703	1.45		1.91		0.54		65
10/1/12 to 9/30/13	14.20	0.13	2.09	2.22	(0.12)	(0.43)	(0.55)	1.67	15.87	15.92		13,433	1.45		2.22		0.86		75
10/1/11 to 9/30/12	11.80	0.16	2.87	3.03	(0.15)	(0.48)	(0.63)	2.40	14.20	26.75		6,513	1.45		2.82		1.26		49
10/1/10 to 9/30/11	13.56	0.17	(0.36)	(0.19)	(0.29)	(1.28)	(1.57)	(1.76)	11.80	(2.09)		4,571	1.45		3.03		1.26		46
10/1/09 to 9/30/10	12.97	0.21	0.95	1.16	(0.15)	(0.42)	(0.57)	0.59	13.56	9.14		4,629	1.45		2.75		1.60		48

Class C
10/1/14 to 3/31/15(9)	$15.08	(0.01)	0.21	0.20	—	(0.19)	(0.19)	0.01	$15.09	1.44	%(4)	$1,264	2.20	%(3)	2.65	%(3)	(0.09	)%(3)	20	%(4)
10/1/13 to 9/30/14	15.71	(0.02)	(0.23)	(0.25)	(0.02)	(0.36)	(0.38)	(0.63)	15.08	(1.62)		1,130	2.20		2.67		(0.12)		65
10/1/12 to 9/30/13	14.10	0.03	2.07	2.10	(0.06)	(0.43)	(0.49)	1.61	15.71	15.11		607	2.20		2.92		0.21		75
10/1/11 to 9/30/12	11.69	0.07	2.85	2.92	(0.03)	(0.48)	(0.51)	2.41	14.10	25.73		187	2.20		3.57		0.52		49
10/1/10 to 9/30/11	13.45	0.07	(0.36)	(0.29)	(0.19)	(1.28)	(1.47)	(1.76)	11.69	(2.77)		144	2.20		3.78		0.53		46
10/1/09 to 9/30/10	12.93	0.07	0.98	1.05	(0.11)	(0.42)	(0.53)	0.52	13.45	8.28		142	2.20		3.50		0.56		48

Class I
10/1/14 to 3/31/15(9)	$15.38	0.10	0.19	0.29	(0.15)	(0.19)	(0.34)	(0.05)	$15.33	1.94	%(4)	$5,596	1.20	%(3)	1.63	%(3)	1.27	%(3)	20	%(4)
10/1/13 to 9/30/14	15.92	0.14	(0.24)	(0.10)	(0.08)	(0.36)	(0.44)	(0.54)	15.38	(0.64)		2,751	1.20		1.68		0.89		65
10/1/12 to 9/30/13	14.23	0.06	2.20	2.26	(0.14)	(0.43)	(0.57)	1.69	15.92	16.19		1,918	1.20		1.96		0.39		75
10/1/11 to 9/30/12	11.83	0.17	2.90	3.07	(0.19)	(0.48)	(0.67)	2.40	14.23	26.99		155	1.20		2.57		1.32		49
10/1/10 to 9/30/11	13.60	0.17	(0.34)	(0.17)	(0.32)	(1.28)	(1.60)	(1.77)	11.83	(1.84)		206	1.20		2.78		1.33		46
10/1/09 to 9/30/10	12.98	0.24	0.96	1.20	(0.16)	(0.42)	(0.58)	0.62	13.60	9.48		142	1.20		2.56		1.83		48
International Equity Fund
Class A
10/1/14 to 3/31/15(9)	$10.90	(0.01)	0.02	0.01	(0.08)	—	(0.08)	(0.07)	$10.83	0.09	%(4)	$2,410	1.50	%(3)	2.23	%(3)	(0.16	)%(3)	43	%(4)
10/1/13 to 9/30/14	10.50	0.13	0.64	0.77	(0.24)	(0.13)	(0.37)	0.40	10.90	7.42		3,915	1.50		2.42		1.18		115
10/1/12 to 9/30/13	10.87	0.16	1.19	1.35	(0.25)	(1.47)	(1.72)	(0.37)	10.50	13.38		170	1.50		1.95		1.41		277
10/1/11 to 9/30/12	9.79	0.21	1.36	1.57	(0.30)	(0.19)	(0.49)	1.08	10.87	16.58		193	1.50		1.80		2.02		25
10/1/10 to 9/30/11	10.17	0.29	(0.57)	(0.28)	(0.10)	—	(0.10)	(0.38)	9.79	(2.85)		952	1.50		2.11		2.73		65
9/16/10(6) to 9/30/10	10.00	— (5)	0.17	0.17	—	—	—	0.17	10.17	1.70	(4)	102	1.50	(3)	19.64	(3)	1.36	(3)	0	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

45

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Equity Fund (Continued)
Class C
10/1/14 to 3/31/15(9)	$10.68	(0.03)		0.01	(0.02)	(0.01)	—	(0.01)	(0.03)	$10.65	(0.16	)%(4)	$1,093	2.25	%(3)	3.01	%(3)	(0.62	)%(3)	43	%(4)
10/1/13 to 9/30/14	10.37	0.04		0.62	0.66	(0.22)	(0.13)	(0.35)	0.31	10.68	6.56		804	2.25		3.13		0.38		115
10/1/12 to 9/30/13	10.77	0.08		1.20	1.28	(0.21)	(1.47)	(1.68)	(0.40)	10.37	12.53		124	2.25		2.73		0.70		277
10/1/11 to 9/30/12	9.76	0.20		1.25	1.45	(0.25)	(0.19)	(0.44)	1.01	10.77	15.37		115	2.25		2.51		1.94		25
10/1/10 to 9/30/11	10.16	0.18		(0.53)	(0.35)	(0.05)	—	(0.05)	(0.40)	9.76	(3.58)		98	2.25		3.15		1.70		65
9/16/10(6) to 9/30/10	10.00	—	(5)	0.16	0.16	—	—	—	0.16	10.16	1.60	(4)	102	2.25	(3)	20.39	(3)	0.61	(3)	0	(4)

Class I
10/1/14 to 3/31/15(9)	$10.87	0.01		0.01	0.02	(0.10)	—	(0.10)	(0.08)	$10.79	0.24	%(4)	$4,055	1.25	%(3)	1.98	%(3)	0.17	%(3)	43	%(4)
10/1/13 to 9/30/14	10.45	0.14		0.65	0.79	(0.24)	(0.13)	(0.37)	0.42	10.87	7.67		6,435	1.25		2.19		1.24		115
10/1/12 to 9/30/13	10.82	0.22		1.16	1.38	(0.28)	(1.47)	(1.75)	(0.37)	10.45	13.68		2,185	1.25		1.54		1.97		277
10/1/11 to 9/30/12	9.80	0.30		1.26	1.56	(0.35)	(0.19)	(0.54)	1.02	10.82	16.47		26,398	1.25		1.50		2.94		25
10/1/10 to 9/30/11	10.18	0.34		(0.60)	(0.26)	(0.12)	—	(0.12)	(0.38)	9.80	(2.62)		17,689	1.25		1.88		3.16		65
9/16/10(6) to 9/30/10	10.00	0.01		0.17	0.18	—	—	—	0.18	10.18	1.70	(4)	7,068	1.25	(3)	19.39	(3)	1.62	(3)	0	(4)
International Real
Estate Securities Fund
Class A
10/1/14 to 3/31/15(9)	$7.03	0.23		0.14	0.37	(0.47)	—	(0.47)	(0.10)	$6.93	5.50	%(4)	$12,780	1.50	%(3)	1.72	%(3)	6.47	%(3)	11	%(4)
10/1/13 to 9/30/14	6.61	0.16		0.39	0.55	(0.13)	—	(0.13)	0.42	7.03	8.61		11,257	1.50		1.73		2.38		32
10/1/12 to 9/30/13	6.50	0.15		0.45	0.60	(0.49)	—	(0.49)	0.11	6.61	9.39		10,234	1.50		1.75		2.23		22
10/1/11 to 9/30/12	5.23	0.16		1.24	1.40	(0.13)	—	(0.13)	1.27	6.50	27.35		3,916	1.50		1.85		2.69		41
10/1/10 to 9/30/11	6.30	0.31		(0.69)	(0.38)	(0.69)	—	(0.69)	(1.07)	5.23	(7.15)		3,243	1.50		1.77		5.03		41
10/1/09 to 9/30/10	6.00	0.13		0.65	0.78	(0.48)	—	(0.48)	0.30	6.30	14.44		2,474	1.50		1.70		2.21		20

Class C
10/1/14 to 3/31/15(9)	$6.97	0.20		0.16	0.36	(0.41)	—	(0.41)	(0.05)	$6.92	5.31	%(4)	$2,282	2.25	%(3)	2.47	%(3)	5.83	%(3)	11	%(4)
10/1/13 to 9/30/14	6.56	0.12		0.38	0.50	(0.09)	—	(0.09)	0.41	6.97	7.75		2,553	2.25		2.48		1.68		32
10/1/12 to 9/30/13	6.48	0.09		0.46	0.55	(0.47)	—	(0.47)	0.08	6.56	8.55		1,911	2.25		2.49		1.35		22
10/1/11 to 9/30/12	5.20	0.12		1.24	1.36	(0.08)	—	(0.08)	1.28	6.48	26.36		1,531	2.25		2.60		2.04		41
10/1/10 to 9/30/11	6.26	0.24		(0.67)	(0.43)	(0.63)	—	(0.63)	(1.06)	5.20	(7.90)		962	2.25		2.52		3.91		41
10/1/09 to 9/30/10	6.00	0.13		0.61	0.74	(0.48)	—	(0.48)	0.26	6.26	13.73		494	2.25		2.51		2.28		20

Class I
10/1/14 to 3/31/15(9)	$7.03	0.23		0.16	0.39	(0.49)	—	(0.49)	(0.10)	$6.93	5.74	%(4)	$29,429	1.25	%(3)	1.47	%(3)	6.62	%(3)	11	%(4)
10/1/13 to 9/30/14	6.61	0.18		0.39	0.57	(0.15)	—	(0.15)	0.42	7.03	8.87		28,738	1.25		1.48		2.64		32
10/1/12 to 9/30/13	6.49	0.15		0.47	0.62	(0.50)	—	(0.50)	0.12	6.61	9.66		29,999	1.25		1.49		2.35		22
10/1/11 to 9/30/12	5.23	0.17		1.25	1.42	(0.16)	—	(0.16)	1.26	6.49	27.74		28,095	1.25		1.59		2.92		41
10/1/10 to 9/30/11	6.31	0.35		(0.72)	(0.37)	(0.71)	—	(0.71)	(1.08)	5.23	(7.04)		24,420	1.25		1.52		5.65		41
10/1/09 to 9/30/10	5.99	0.19		0.61	0.80	(0.48)	—	(0.48)	0.32	6.31	14.83		24,052	1.25		1.51		3.31		20

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

46

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Small-Cap
Fund
Class A
10/1/14 to 3/31/15(9)	$13.70	0.05	(0.32)	(0.27)	(0.23)	(0.96)	(1.19)	(1.46)	$12.24	(1.38	)%(4)	$1,809	1.60	%(3)	1.74	%(3)	0.77	%(3)	38	%(4)
10/1/13 to 9/30/14	13.20	0.47	0.41	0.88	(0.25)	(0.13)	(0.38)	0.50	13.70	6.65		2,477	1.60		1.73		3.31		44
10/1/12 to 9/30/13	10.09	0.30	2.91	3.21	(0.09)	(0.01)	(0.10)	3.11	13.20	31.97		403	1.60		2.51		2.52		26
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	101	1.60	(3)	16.64	(3)	3.65	(3)	0	(4)

Class C
10/1/14 to 3/31/15(9)	$13.63	(0.01)	(0.31)	(0.32)	(0.21)	(0.96)	(1.17)	(1.49)	$12.14	(1.79	)%(4)	$1,053	2.35	%(3)	2.49	%(3)	(0.08	)%(3)	38	%(4)
10/1/13 to 9/30/14	13.16	0.24	0.54	0.78	(0.18)	(0.13)	(0.31)	0.47	13.63	5.89		1,194	2.35		2.49		1.73		44
10/1/12 to 9/30/13	10.09	0.19	2.93	3.12	(0.04)	(0.01)	(0.05)	3.07	13.16	30.92		374	2.35		3.34		1.62		26
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	107	2.35	(3)	17.43	(3)	2.86	(3)	0	(4)

Class I
10/1/14 to 3/31/15(9)	$13.74	0.07	(0.34)	(0.27)	(0.25)	(0.96)	(1.21)	(1.48)	$12.26	(1.41	)%(4)	$46,261	1.35	%(3)	1.49	%(3)	1.08	%(3)	38	%(4)
10/1/13 to 9/30/14	13.21	0.36	0.57	0.93	(0.27)	(0.13)	(0.40)	0.53	13.74	7.04		46,599	1.35		1.49		2.57		44
10/1/12 to 9/30/13	10.10	0.34	2.89	3.23	(0.11)	(0.01)	(0.12)	3.11	13.21	32.13		18,123	1.35		2.23		2.82		26
9/5/12(6) to 9/30/12	10.00	0.03	0.07	0.10	—	—	—	0.10	10.10	1.00	(4)	2,834	1.35	(3)	16.39	(3)	3.89	(3)	0	(4)

Class R6
11/12/14(6) to 3/31/15(9)	$13.43	0.08	(0.04)	0.04	(0.25)	(0.96)	(1.21)	(1.17)	$12.26	0.86	%(4)	$101	1.29	%(3)(10)	1.44	%(3)	1.64	%(3)	38	%(4)
International Wealth
Masters Fund
Class A
11/17/14(6) to 3/31/15(9)	$10.00	0.02	0.26	0.28	—	—	—	0.28	$10.28	2.80	%(4)	$110	1.55	%(3)	3.55	%(3)	0.61	%(3)	16	%(4)

Class C
11/17/14(6) to 3/31/15(9)	$10.00	(0.01)	0.27	0.26	—	—	—	0.26	$10.26	2.60	%(4)	$106	2.30	%(3)	4.30	%(3)	(0.14	)%(3)	16	%(4)

Class I
11/17/14(6) to 3/31/15(9)	$10.00	0.03	0.26	0.29	—	—	—	0.29	$10.29	2.90	%(4)	$4,967	1.30	%(3)	3.29	%(3)	0.85	%(3)	16	%(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Unaudited.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.

See Notes to Financial Statements

47

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 33 funds of the Trust are offered for sale, of which 12 (each a “Fund”) are reported in this semiannual report.

Each Fund has a distinct investment objective and ten Funds are diversified. The Emerging Market Debt and Global Commodities Stock Funds are non-diversified.

The Funds have the following investment objectives:

Investment Objective(s)
Emerging Markets Debt Fund	Total return from current income and capital appreciation
Emerging Markets Equity Income Fund	Capital appreciation and income
Emerging Markets Small-Cap Fund	Capital appreciation
Global Commodities Stock Fund	Capital appreciation
Global Dividend Fund	Capital appreciation and current income
Global Opportunities Fund	Capital appreciation
Global Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
Greater European Opportunities Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
International Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
International Small-Cap Fund	Capital appreciation
International Wealth Masters Fund	Capital appreciation

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class C shares, and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. The International Small-Cap Fund also offers Class R6 shares. (For more information regarding Qualifying Transactions, refer to each Fund’s prospectus.)

Class A shares of the Emerging Markets Debt Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC. Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each Class of shares.

Note	2. Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

48

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each Domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

49

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2015, the International Wealth Masters Fund had securities on loan with a market value of $16 and cash collateral of $17 ($ reported in thousands).

H.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2015, the Funds only hold assignment loans.

Note	3. Derivative Transactions and Master Netting Agreements

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Funds

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MARCH 31, 2015 (Unaudited)

as an unrealized gain or loss in the Statements of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Funds record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as net realized gain (loss) from foreign currency transactions.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

The International Equity Fund invested in derivative instruments during the reporting period in the form of forward currency contracts. The primary type of risk associated with forward currency contracts is the risk associated with the conversion of foreign currency to U.S. dollars. The Fund may invest in forward currency contracts in an attempt to manage such risk and protect the U.S. dollar value of the portfolio.

These forward currency contracts were executed under the ISDA 2002 Master Agreement without any Schedule thereto and without the requirement of posting any collateral to the counterparty. During the period ended March 31, 2015, and as of that date, the International Equity Fund has entered into two forward currency contracts as disclosed in the Schedule of Investments with a value of $—(1).

International Equity Fund – Forward currency contract risk

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency contracts	Unrealized appreciation on forward currency contracts	$—	(1)	—	$—

For the six months ended March 31, 2015, the International Equity Fund did not have any realized gain (loss) on foreign currency exchange contracts recognized in the Statement of Operations.

(1)	Amount is less than $500.

The Emerging Markets Small-Cap Fund invested in warrants during the reporting period. The primary type of risk associated with warrants is equity risk. As of March 31, 2015, the Emerging Markets Small-Cap Fund has an amount of $45 included in “unrealized appreciation (depreciation) on investments” in the Statements of Assets and Liabilities and Statements of Operations. As of March 31, 2015, the Emerging Markets Small-Cap Fund holds three warrants as disclosed in the Schedule of Investments with a value of $162.

Emerging Markets Small-Cap Fund – Equity risk

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Warrants	Investment in securities, at value	$162	—	$—

The effect of warrants on the Statement of Operations for the six months ended March 31, 2015 was as follows:

	Location of Gain (Loss) on Warrants Recognized in Income	Realized Gain (Loss) on Warrants Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Warrants	Net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments	$19	$(5)

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Emerging Markets Debt Fund	0.75%	0.70%
Emerging Markets Equity Income Fund	1.05	1.00
Emerging Markets Small-Cap Fund	1.20	1.15
Greater European Opportunities Fund	0.85	0.80
International Small-Cap Fund	1.00	0.95
International Wealth Masters Fund	0.90	0.85

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MARCH 31, 2015 (Unaudited)

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Global Commodities Stock Fund	1.00%	0.95%	0.90%
Global Dividend Fund	0.65	0.60	0.55
Global Opportunities Fund	0.85	0.80	0.75
Global Real Estate Securities Fund	0.85	0.80	0.75
International Real Estate Securities Fund	1.00	0.95	0.90

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
International Equity Fund	0.85%	0.80%	0.75%

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Funds they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Emerging Markets Debt Fund	NF(1)	Global Real Estate Securities Fund	DPIM(5)
Emerging Markets Equity Income fund	KBI(2)	Greater European Opportunities Fund	Vontobel(6)
Emerging Markets Small-Cap Fund	KAR(3)	International Equity Fund	Euclid(7)
Global Commodities Stock Fund	BMO(4)	International Real Estate Securities Fund	DPIM(5)
Global Dividend Fund	DPIM(5)	International Small-Cap Fund	KAR(3)
Global Opportunities Fund	Vontobel(6)	International Wealth Masters Fund	Horizon(8)

(1)	Newfleet Asset Management, LLC, an indirect wholly-owned subsidiary of Virtus.
(2)	Kleinwort Benson Investors, International, Ltd.
(3)	Kayne Anderson Rudnick Investment Management, LLC, an indirect wholly-owned subsidiary of Virtus.
(4)	BMO Asset Management Corp., an indirect, wholly-owned subsidiary of Bank of Montreal.
(5)	Duff & Phelps Investment Management Co., an indirect, wholly-owned subsidiary of Virtus.
(6)	Vontobel Asset Management, Inc.
(7)	Euclid Advisors LLC, an indirect wholly-owned subsidiary of Virtus.
(8)	Horizon Asset Management, LLC

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Funds’ total operating expenses (excluding taxes, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the following percentages of a Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class B	Class C	Class I	Class R6
Emerging Markets Debt Fund	1.35%	—%	2.10%	1.10%	—%
Emerging Markets Equity Income Fund	1.75	—	2.50	1.50	—
Emerging Markets Small-Cap Fund	1.85	—	2.60	1.60	—
Global Commodities Stock Fund	1.65	—	2.40	1.40	—
Global Opportunities Fund	1.55	2.30	2.30	1.30	—
Global Real Estate Securities Fund	1.40	—	2.15	1.15	—
Greater European Opportunities Fund	1.45	—	2.20	1.20	—
International Equity Fund	1.50	—	2.25	1.25	—
International Real Estate Securities Fund	1.50	—	2.25	1.25	—
International Small-Cap Fund	1.60	—	2.35	1.35	1.26

The Adviser has contractually agreed to limit the following Fund’s total operating expenses (excluding interest, taxes, and extraordinary expenses, if any), so that such expenses do not exceed the following percentages of the Fund’s average daily net asset values as listed below.

	Class A	Class C	Class I	Through Date
International Wealth Masters Fund	1.55%	2.30%	1.30%	1/31/16

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2015	2016	2017	Total
Emerging Markets Debt Fund	$35	$64	$40	$139
Emerging Markets Equity Income Fund	29	95	13	137
Emerging Markets Small-Cap Fund	—	—	80	80
Global Commodities Stock Fund	38	54	36	128
Global Real Estate Securities Fund	98	90	79	267
Greater European Opportunities Fund	78	87	80	245
International Equity Fund	51	67	74	192
International Real Estate Securities Fund	96	95	100	291
International Small-Cap Fund	30	85	60	175

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MARCH 31, 2015 (Unaudited)

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2015, it retained net commissions of $30 for Class A shares and deferred sales charges of $6, $—*, and $3 for Class A shares, Class B shares, and Class C shares, respectively.

* Amount is less than $500.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same Class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2015, the Funds incurred administration fees totaling $290 which are included in the Statements of Operations.

For the period ended March 31, 2015, the Funds incurred transfer agent fees totaling $273 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2015, Virtus and its affiliates held shares of certain Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Debt Fund
Class A	11,287	$102
Class C	11,078	100
Class I	2,817,022	25,494
Emerging Markets Equity Income Fund
Class A	10,643	105
Class C	10,483	103
Class I	246,132	2,444
Emerging Markets Small-Cap Fund
Class A	10,384	99
Class C	10,323	98
Class I	291,131	2,769
Global Commodities Stock Fund
Class I	1,367,297	9,598
Global Dividend Fund
Class I	1,459,314	21,919
Global Real Estate Securities Fund
Class I	386,308	10,832
International Equity Fund
Class A	9,872	107
Class C	9,922	106
Class I	79,565	859
International Real Estate Securities Fund
Class A	311,738	2,160
Class I	1,798,145	12,461
International Small-Cap Fund
Class R6	8,227	101
International Wealth Masters Fund
Class A	10,000	103
Class C	10,000	103
Class I	480,000	4,939

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2015 were as follows:

	Purchases	Sales
Emerging Markets Debt Fund	$6,274	$9,460
Emerging Markets Equity Income Fund	27,829	35,141
Emerging Markets Small-Cap Fund	1,536	887
Global Commodities Stock Fund	10,828	14,797
Global Dividend Fund	63,952	19,428
Global Opportunities Fund	32,899	18,875
Global Real Estate Securities Fund	28,944	5,659
Greater European Opportunities Fund	6,361	3,405
International Equity Fund	3,942	7,239
International Real Estate Securities Fund	4,875	4,315
International Small-Cap Fund	16,080	16,542
International Wealth Masters Fund	5,686	667

There were no purchases or sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2015.

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MARCH 31, 2015 (Unaudited)

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Debt Fund				Emerging Markets Equity Income Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	19	$170	103	$997	20	$200	64	$683
Reinvestment of distributions	2	18	10	94	2	22	2	18
Shares repurchased	(27)	(246)	(350)	(3,390)	(18)	(181)	(29)	(311)

Net Increase / (Decrease)	(6)	$(58)	(237)	$(2,299)	4	$41	37	$390

Class C
Sale of shares	37	$337	48	$471	10	$98	40	$408
Reinvestment of distributions	2	15	2	19	1	13	1	6
Shares repurchased	(40)	(366)	(8)	(80)	(10)	(98)	(4)	(41)

Net Increase / (Decrease)	(1)	$(14)	42	$410	1	$13	37	$373

Class I
Sale of shares	90	$833	505	$4,980	731	$7,435	9,101	$93,703
Reinvestment of distributions	77	714	143	1,378	29	290	11	116
Shares repurchased	(426)	(3,978)	(17)	(168)	(1,776)	(17,841)	(2,286)	(23,047)

Net Increase / (Decrease)	(259)	$(2,431)	631	$6,190	(1,016)	$(10,116)	6,826	$70,772

	Emerging Markets Small-Cap Fund				Global Commodities Stock Fund
	Six Months Ended March 31, 2015 (Unaudited)		From Inception December 17, 2013 to September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	6	$58	22	$226	15	$111	41	$364
Reinvestment of distributions	1	8	— (1)	— (2)	—	—	—	—
Shares repurchased	(1)	(6)	(1)	(11)	(35)	(249)	(30)	(265)

Net Increase / (Decrease)	6	$60	21	$215	(20)	$(138)	11	$99

Class C
Sale of shares	—	$—	16	$155	1	$8	12	$110
Reinvestment of distributions	— (1)	4	— (1)	— (2)	—	—	—	—
Shares repurchased	—	—	—	—	(22)	(159)	(6)	(55)

Net Increase / (Decrease)	— (1)	$4	16	$155	(21)	$(151)	6	$55

Class I
Sale of shares	162	$1,603	336	$3,387	118	$877	909	$8,294
Reinvestment of distributions	17	161	1	7	—	—	—	—
Shares repurchased	(98)	(939)	—	—	(595)	(4,614)	(2,253)	(20,357)

Net Increase / (Decrease)	81	$825	337	$3,394	(477)	$(3,737)	(1,344)	$(12,063)

(1)	Amount is less than 500.
(2)	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

	Global Dividend Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,512	$23,153	1,305	$19,911
Reinvestment of distributions	91	1,390	150	2,293
Shares repurchased	(582)	(8,813)	(1,338)	(20,296)

Net Increase / (Decrease)	1,021	$15,730	117	$1,908

Class C
Sale of shares	1,694	$25,799	590	$9,117
Reinvestment of distributions	34	516	40	620
Shares repurchased	(378)	(5,693)	(206)	(3,138)

Net Increase / (Decrease)	1,350	$20,622	424	$6,599

Class I
Sale of shares	1,517	$23,159	1,142	$17,698
Reinvestment of distributions	81	1,231	164	2,501
Shares repurchased	(860)	(13,052)	(2,750)	(41,980)

Net Increase / (Decrease)	738	$11,338	(1,444)	$(21,781)

	Global Opportunities Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,439	$17,700	572	$6,675
Reinvestment of distributions	34	424	40	467
Shares repurchased	(875)	(10,997)	(1,282)	(15,224)

Net Increase / (Decrease)	598	$7,127	(670)	$(8,082)

Class B
Sale of shares	—	$—	5	$52
Reinvestment of distributions	— (1)	1	—	—
Shares repurchased	(8)	(87)	(25)	(265)

Net Increase / (Decrease)	(8)	$(86)	(20)	$(213)

Class C
Sale of shares	591	$6,629	87	$904
Reinvestment of distributions	1	6	— (1)	2
Shares repurchased	(82)	(919)	(67)	(693)

Net Increase / (Decrease)	510	$5,716	20	$213

Class I
Sale of shares	410	$5,185	171	$2,037
Reinvestment of distributions	4	44	22	252
Shares repurchased	(55)	(694)	(60)	(695)

Net Increase / (Decrease)	(359)	$4,535	133	$1,594

(1)	Amount is less than 500.

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NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

	Global Real Estate Securities Fund				Greater European Opportunities Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	736	$20,183	500	$12,687	231	$3,479	701	$11,317
Reinvestment of distributions	25	689	15	333	16	236	24	374
Shares repurchased	(283)	(7,681)	(323)	(8,052)	(208)	(3,124)	(743)	(11,774)

Net Increase / (Decrease)	478	$13,191	192	$4,968	39	$591	(18)	$(83)

Class C
Sale of shares	108	$2,951	115	$2,906	22	$326	59	$935
Reinvestment of distributions	5	134	2	52	1	13	2	25
Shares repurchased	(49)	(1,332)	(37)	(885)	(14)	(200)	(25)	(384)

Net Increase / (Decrease)	64	$1,753	80	$2,073	9	$139	36	$576

Class I
Sale of shares	433	$12,012	467	$11,814	302	$4,423	141	$2,287
Reinvestment of distributions	34	912	27	609	3	47	2	36
Shares repurchased	(121)	(3,358)	(517)	(12,655)	(119)	(1,798)	(85)	(1,364)

Net Increase / (Decrease)	346	$9,566	(23)	$(232)	186	$2,672	58	$959

	International Equity Fund				International Real Estate Securities Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	219	$2,256	416	$4,580	265	$1,858	601	$4,140
Reinvestment of distributions	3	30	9	94	115	773	29	186
Shares repurchased	(359)	(3,681)	(82)	(904)	(139)	(969)	(577)	(3,899)

Net Increase / (Decrease)	(137)	$(1,395)	343	$3,770	241	$1,662	53	$427

Class C
Sale of shares	34	$355	67	$724	56	$392	140	$986
Reinvestment of distributions	— (1)	1	1	9	17	114	4	25
Shares repurchased	(7)	(69)	(4)	(47)	(109)	(757)	(69)	(486)

Net Increase / (Decrease)	27	$287	64	$686	(36)	$(251)	75	$525

Class I
Sale of shares	69	$753	456	$5,025	978	$6,893	1,686	$11,674
Reinvestment of distributions	5	53	8	83	270	1,808	107	677
Shares repurchased	(290)	(3,075)	(81)	(898)	(1,088)	(7,611)	(2,245)	(15,445)

Net Increase / (Decrease)	(216)	$(2,269)	383	$4,210	160	$1,090	(452)	$(3,094)

(1)	Amount is less than 500.

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NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

	International Small-Cap Fund						International Wealth Masters Fund
	Six Months Ended March 31, 2015 (Unaudited)				Year Ended September 30, 2014		From Inception November 17, 2014 to March 31, 2015 (Unaudited)
	SHARES		AMOUNT		SHARES	AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	50		$621		307	$4,315	11		$107
Reinvestment of distributions	14		161		4	52	—		—
Shares repurchased	(97)		(1,264)		(161)	(2,308)	—		—

Net Increase / (Decrease)	(33)		$(482)		150	$2,059	11		$107

Class C
Sale of shares	9		$116		70	$958	10		$104
Reinvestment of distributions	9		100		2	23	—		—
Shares repurchased	(19)		(225)		(13)	(179)	—		—

Net Increase / (Decrease)	(1)		$(9)		59	$802	10		$104

Class I
Sale of shares	1,154		$14,047		2,604	$35,793	483		$4,826
Reinvestment of distributions	316		3,641		71	976	—		—
Shares repurchased	(1,091)		(13,542)		(653)	(9,360)	(—	)(1)	(1)

Net Increase / (Decrease)	379		$4,146		2,022	$27,409	483		$4,825

Class R6(3)
Sale of shares	7		$100		—	$—	—		$—
Reinvestment of distributions	1		9		—	—	—		—
Shares repurchased	(—	)(1)	(—	)(2)	—	—	—		—

Net Increase / (Decrease)	8		$109		—	$—	—		$—

(1)	Amount is less than 500.
(2)	Amount is less than $500.
(3)	From Inception date November 12, 2014.

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NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Note	7. 10% Shareholders

As of March 31, 2015, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Emerging Markets Debt Fund	89%	1
Emerging Markets Small-Cap Fund	85	2	*
Global Commodities Stock Fund#	95	1	*
Global Dividend Fund#	23	2	*
Global Opportunities Fund	21	1
Global Real Estate Securities Fund#	36	2	*
Greater European Opportunities Fund	62	4
International Equity Fund	39	3	*
International Real Estate Securities Fund#	54	3	*
International Small-Cap Fund	74	1

*	Includes affiliated shareholder accounts.
#	The Fund is owned by Virtus Alternatives Diversifier Fund. Virtus Alternatives Diversifier Fund does not invest in the underlying Funds for the purpose of exercising management or control; however, investments made may represent a significant portion of an underlying Fund’s net assets. At March 31, 2015, Virtus Alternatives Diversifier Fund was the owner of record of approximately 13% of the Global Real Estate Securities Fund, 27% of the International Real Estate Securities Fund, 12% of the Global Dividend Fund, and 95% of the Global Commodities Stock Fund.

Note	8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2015, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Emerging Markets Debt Fund	Financials	28%
Emerging Markets Equity Income Fund	Financials	32
Emerging Markets Small-Cap Fund	Consumer Staples	27
Global Commodities Stock Fund	Materials	31
Global Commodities Stock Fund	Energy	27
Global Dividend Fund	Utilities	35
Global Dividend Fund	Energy	25
Global Opportunities Fund	Consumer Staples	27
Greater European Opportunities Fund	Consumer Staples	36
International Equity Fund	Financials	30
International Real Estate Securities Fund	Retail REITs	29
International Real Estate Securities Fund	Financials	27
International Wealth Masters Fund	Consumer Discretionary	27

Note	9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

58

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2015 (Unaudited)

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Debt Fund	$29,873	$745	$(2,647)	$(1,902)
Emerging Markets Equity Income Fund	70,405	4,820	(5,179)	(359)
Emerging Markets Small-Cap Fund	4,657	224	(542)	(318)
Global Commodities Stock Fund	9,729	816	(407)	409
Global Dividend Fund	165,708	23,568	(3,193)	20,375
Global Opportunities Fund	104,530	34,271	(747)	33,524
Global Real Estate Securities Fund	73,639	12,080	(548)	11,532
Greater European Opportunities Fund	17,537	2,694	(189)	2,505
International Equity Fund	6,872	802	(174)	628
International Real Estate Securities Fund	38,498	6,840	(485)	6,355
International Small-Cap Fund	50,176	2,432	(4,574)	(2,142)
International Wealth Masters Fund	5,128	321	(230)	91

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018	2019	No Expiration	Total
Emerging Markets Debt Fund	$—	$—	$76	$76
Global Commodities Stock Fund	—	—	3,472	3,472
Global Opportunities Fund	2,328	—	—	2,328
International Real Estate Securities Fund	3,884	883	2,948	7,715

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2015, the Funds did not hold any securities that were both illiquid and restricted.

Note	12. Regulatory Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled — In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

Note	13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

Effective April 16, 2015, the Virtus Global Commodities Stock Fund was closed to new investors and additional investor deposits. On April 30, 2015, the Fund was liquidated at its net asset value.

59

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Equity Income Fund, Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund, Virtus International Equity Fund, Virtus International Small-Cap Fund and Virtus International Real Estate Securities Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 12-14, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

60

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2014.

Virtus Emerging Markets Debt Fund. The Board noted that the Fund outperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus Emerging Markets Equity Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Global Commodities Stock Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund unperformed its benchmark for the 1-year and 3-year periods.

Virtus Global Dividend Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and was the same as the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 3- and 5-year periods and underperformed its benchmark for the 1-year period.

Virtus Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed the median of its Performance Universe for the 3- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 5-year period and underperformed its benchmark for the 1-, 3-, and 10-year periods.

Virtus Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-, 3- and 5-year periods.

Virtus Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5-year period and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 5-year period and underperformed its benchmark for the 1- and 3-year periods.

Virtus International Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 3-year period.

Virtus International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.

After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Emerging Markets Debt Fund. The Board considered that the Fund’s net management fee after waiver was above the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Emerging Markets Equity Income Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.

61

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Global Commodities Stock Fund. The Board considered that the Fund’s net management fee after waivers was the same as the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Global Dividend Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses were below the median of the Expense Group.

Virtus Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.

Virtus Greater European Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus International Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus International Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to BMO Asset Management Corp., Coxe Advisors LLP and Vontobel Asset Management, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

62

CONSIDERATION OF THE ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS INTERNATIONAL WEALTH MASTERS FUND (the “FUND”)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Fund, VIA and Horizon Asset Management, LLC (“Horizon” or the “Subadviser”). At an in-person meeting held August 21, 2014, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with its independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) applicable comparative performance information; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) the projected profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or its affiliates from VIA’s or the Subadviser’s relationship with the Fund); (6) possible conflicts of interest; and (7) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information provided by VIA and the Subadviser, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that Virtus Fund Services, LLC, an affiliate of VIA, was expected to serve as administrator and transfer agent and that VP Distributors, LLC, an affiliate of VIA, was expected to serve as distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties with respect to other Virtus Mutual Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.

Investment Performance

Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board reviewed and was satisfied with the backtested comparative performance information provided, which was based upon the Fund’s proposed investment strategies.

Management Fees and Total Expenses

The Board considered the fees proposed to be charged to the Fund for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VIA out of its advisory fee rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure,

63

CONSIDERATION OF THE ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS INTERNATIONAL WEALTH MASTERS FUND (the “FUND”)

BY THE BOARD OF TRUSTEES (Continued)

including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses. The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Projected Profitability

The Board also considered certain information relating to projected profitability that had been provided by VIA. In this regard, the Board considered information regarding the projected profitability of VIA for its management of the Fund, as well as the projected profitability of its affiliates for managing and providing other services to the Fund, such as distribution and administrative services provided to the Fund by a VIA affiliate. In addition to the fees to be paid to VIA and its affiliates, the Board considered any other benefits to be derived by VIA or its affiliates from their relationship with the Fund. The Board concluded that the projected profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services to be rendered to the Fund by VIA and its affiliates.

In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA received under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that expense caps were expected to be implemented for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Fund. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Benefits

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that Virtus Fund Services, LLC also was expected to provide administrative and transfer agency services to the Fund. The Board noted management’s discussion of the fact that there were no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

64

Virtus Bond Fund, Virtus Emerging Markets Debt Fund,

Virtus Herzfeld Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 17, 2015 to the Prospectuses dated January 28, 2015

IMPORTANT NOTICE TO INVESTORS

Virtus Bond Fund, Virtus Emerging Markets Debt Fund, Virtus Herzfeld Fund and Virtus Senior Floating Rate Fund

The disclosure under “Loan Participation Risk” in the section “Principal Risks” in each fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Loan Risks. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

Virtus Multi-Sector Intermediate Bond Fund

The disclosure under “Loan Risks” in the section “Principal Risks” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Loan Risks. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

All Funds

Under “More Information About Risks Related to Principal Investment Strategies,” the row in the introductory table entitled “Loan Participations” is hereby renamed “Loans.”

Additionally, the title and associated disclosure “Loan Participation Risk” in this section is hereby replaced with the following:

Loan Risks

Investing in loans (including loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, the fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

Transactions in many loans settle on a delayed basis. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sales price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a fund could enforce its rights directly against the borrower.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/LoanRisks (4/15)

Virtus International Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated February 5, 2015 to the Prospectuses dated January 28, 2015

IMPORTANT NOTICE TO INVESTORS

The disclosure under “Portfolio Turnover” in the funds summary prospectus and the summary section of the statutory prospectus is hereby corrected and replaced with the following:

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. As of the date of this prospectus, the fund has not completed a fiscal period of operation; therefore, portfolio turnover information for the fund is not shown here.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Int’lWM-PT (5/13)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Web site	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8031	05-15

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/5/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/5/2015

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	6/5/2015

*	Print the name and title of each signing officer under his or her signature.